UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
              ---------------------------------------------------
                     (Name and Address of Agent for Service)

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 Timothy W. Levin
                             Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                             Philadelphia, PA  19103-2921
              ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: December 31, 2006
                                               -----------------

Item 1. Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


--------------------------------------------------------------------------------
[GRAPHIC]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                                  ANNUAL REPORT

--------------------------------------------------------------------------------
                AUDITED                              DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                        Limited Duration U.S. Government
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders ....................................................1

Management's Discussion and Analysis ..........................................2

Understanding Fund Expenses ..................................................34

Schedule of Investments
  Growth Fund ................................................................38
  Value Fund .................................................................45
  Small to Mid Cap Fund ......................................................49
  International Equity Fund ..................................................59
  High Yield Bond Fund .......................................................63
  Intermediate Fixed-Income Fund .............................................67
  Short-Intermediate Fixed-Income Fund .......................................71
  Mortgage Securities Fund ...................................................76
  Limited Duration U.S. Government Fund ......................................83
  U.S. Government Money Fund .................................................86
  Accessor Income Allocation Fund ............................................88
  Accessor Income & Growth Allocation Fund ...................................89
  Accessor Balanced Allocation Fund ..........................................90
  Accessor Growth & Income Allocation Fund ...................................91
  Accessor Growth Allocation Fund ............................................92
  Accessor Aggressive Growth Fund ............................................93

Statements of Assets & Liabilities ...........................................94

Statements of Operations ....................................................100

Statements of Changes in Net Assets .........................................105

Notes to Financial Statements ...............................................113

Financial Highlights ........................................................134

Board Approval of Investment Advisory Agreements ............................165

Board of Directors and Officers .............................................170

Additional Fund Information .................................................172

--------------------------------------------------------------------------------
                                      ~ i ~

================================================================================
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

February 28, 2007

Dear Shareholder:

We are pleased to present the 2006 Annual Report for the Accessor Funds. Our mission is to provide an institutional investment solution to investors of all sizes. The Accessor Funds provide access to elite-caliber investment managers and we constantly monitor them. Our products and services are delivered through trusted advisors, such as bank trust departments, broker dealers and independent investment advisors throughout the United States. We continue to encourage investors to work with someone you trust and to make a plan and stick to it. It is helpful to work with someone who will take a disciplined, long-term approach to investing.

All major investment markets were positive during 2006. The biggest gains were seen in international stocks on the equity side and by high yield bonds on the fixed-income side. In all market scenarios, we believe the benefits of diversification are enormous. Of particular note, the Accessor Allocation Funds provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single investment.

To learn more about the Accessor Funds, we invite you to visit our web site, www.accessor.com, where information is updated regularly and quickly. Thank you for your confidence and investment in the Accessor Funds. We look forward to working with you and your trusted advisor in the future.

Sincerely yours,

/s/ J. Anthony Whatley

J. Anthony Whatley
President and CEO

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       1

--------------------------------------------------------------------------------
[GRAPHIC]                          GROWTH FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

During the twelve-month period ended December 31, 2006, U.S. equity markets performed strongly. Within the U.S., large cap value continued to out-perform growth for the seventh consecutive year as the S&P/Citigroup 500 Value Index advanced 20.8% versus a 11% return of the S&P/Citigroup 500 Growth Index. Broadly speaking, small caps led large and mid caps for the year, as measured by the Russell 2000, Russell 1000 and S&P MidCap 400 Indexes. However, large cap value stocks surpassed the strong performance of small cap as measured by the Russell 2000 Index.

Equity markets rose early in 2006 as the Federal Reserve hinted that rate hikes would come to an end, then sold off during the second quarter amid concerns that higher energy prices and rising U.S. interest rates would choke off economic growth. Markets regained their footing in the third quarter, thanks to falling energy prices and sustained corporate earnings growth. The positive momentum carried over to a strong fourth quarter.

o     REVIEW OF FUND PERFORMANCE

The subadvisor of the Accessor Growth Fund, ENHANCED INVESTMENT TECHNOLOGIES LLC ("INTECH"), employs a mathematical strategy that incorporates volatilities and correlations among stocks within a defined universe in order to generate excess returns. The Fund does not make use of top-down macro approach nor bottom-up fundamental analysis. Instead, the primary "alpha" generator for the Fund is INTECH's ability to use volatility and correlation characteristics successfully. In addition, a secondary "alpha" generator is a company-size component, since the use of more volatile stocks with low correlations generally results in a smaller-capitalization portfolio than the benchmark. This effect is described as "diversity." In a market where the larger stocks have higher returns than the smaller stocks, diversity will be negative. Diversity is positive when smaller stocks do better. The secondary alpha generator over the very long term should be slightly positive, but it can have a significant positive or negative impact over short or intermediate terms.

In 2006, the Fund's total return of 6.56% lagged that of its benchmark, the S&P 500/Citigroup Growth Index. The underperformance came from the primary component of INTECH's quantitative model, while the secondary component of the model, which had positive contributions to the Fund's performance, helped lessen the overall negative impact to the portfolio.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
2                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                GROWTH FUND VS. S&P 500/CITIGROUP GROWTH INDEX(5)
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP                                    CITIGROUP
                  GROWTH        GROWTH                         GROWTH        GROWTH                         GROWTH        GROWTH
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------      ---------------------------------------
12/31/1995      10,000.00     10,000.00      9/30/1999       24,341.63     25,769.70      6/30/2003       15,710.26     17,837.92
1/31/1996       10,389.00     10,381.50      10/31/1999      26,116.13     27,551.67      7/31/2003       15,905.07     18,071.42
2/29/1996       10,583.27     10,476.39      11/30/1999      26,962.30     28,730.33      8/31/2003       16,048.21     18,385.32
3/31/1996       10,522.95     10,432.60      12/31/1999      29,467.09     30,857.24      9/30/2003       16,056.24     18,328.69
4/30/1996       10,768.13     10,635.51      1/31/2000       27,460.38     28,801.53      10/31/2003      16,961.81     19,151.83
5/31/1996       10,924.27     11,026.47      2/29/2000       28,199.07     29,406.07      11/30/2003      17,122.95     19,316.54
6/30/1996       10,965.78     11,163.86      3/31/2000       30,457.81     32,125.55      12/31/2003      17,616.09     20,148.50
7/31/1996       10,430.65     10,649.21      4/30/2000       28,937.97     30,535.33      1/30/2004       17,896.18     20,531.93
8/31/1996       10,652.83     10,806.82      5/31/2000       27,601.03     29,290.41      2/27/2004       18,014.30     20,637.26
9/30/1996       11,255.78     11,556.92      6/30/2000       29,880.88     31,653.85      3/31/2004       17,927.83     20,153.52
10/31/1996      11,547.30     11,807.35      7/31/2000       28,864.93     30,244.62      4/30/2004       17,884.80     20,027.76
11/30/1996      12,381.02     12,689.84      8/31/2000       30,614.15     31,996.39      5/28/2004       18,299.73     20,348.01
12/31/1996      11,983.59     12,396.57      9/30/2000       27,662.94     28,872.90      6/30/2004       18,707.81     20,696.36
1/31/1997       12,836.82     13,367.60      10/31/2000      26,603.45     28,121.92      7/30/2004       17,834.16     19,718.25
2/28/1997       12,909.99     13,479.35      11/30/2000      23,419.02     25,132.56      8/31/2004       17,782.44     19,661.27
3/31/1997       12,327.75     12,839.35      12/31/2000      22,519.73     24,044.32      9/30/2004       18,324.81     19,707.87
4/30/1997       13,201.78     13,876.00      1/31/2001       22,855.27     24,729.34      10/29/2004      18,434.75     20,012.55
5/31/1997       13,971.45     14,698.29      2/28/2001       20,174.35     21,823.64      11/30/2004      19,063.38     20,645.75
6/30/1997       14,709.14     15,443.35      3/31/2001       18,300.15     19,857.11      12/31/2004      19,641.00     21,384.45
7/31/1997       15,825.56     16,666.00      4/30/2001       19,897.75     21,631.55      1/31/2005       19,275.68     20,861.60
8/31/1997       14,820.64     15,557.21      5/31/2001       19,923.62     21,682.81      2/28/2005       19,709.38     21,362.28
9/30/1997       15,569.08     16,350.16      6/30/2001       19,638.71     21,388.79      3/31/2005       19,407.83     20,986.30
10/31/1997      15,045.96     15,858.18      7/31/2001       19,446.25     21,332.76      4/30/2005       19,041.02     20,619.46
11/30/1997      15,858.44     16,718.65      8/31/2001       18,209.47     19,900.26      5/31/2005       19,612.25     21,279.08
12/31/1997      15,966.28     16,924.96      9/30/2001       17,058.63     18,564.75      6/30/2005       19,418.09     21,015.01
1/31/1998       16,536.28     17,493.64      10/31/2001      17,613.04     19,247.57      7/31/2005       20,117.14     21,920.12
2/28/1998       17,735.16     18,709.09      11/30/2001      19,034.41     20,952.32      8/31/2005       19,998.45     21,683.60
3/31/1998       18,533.24     19,676.92      12/31/2001      19,076.29     20,982.70      9/30/2005       20,256.43     21,809.37
4/30/1998       18,503.59     19,841.81      1/31/2002       18,984.72     20,950.18      10/31/2005      20,009.30     21,463.91
5/31/1998       18,288.95     19,443.78      2/28/2002       18,286.08     20,331.73      11/30/2005      20,751.64     22,284.90
6/30/1998       19,739.26     20,829.35      3/31/2002       18,735.92     20,816.24      12/31/2005      20,905.21     22,289.36
7/31/1998       19,715.57     20,817.47      4/30/2002       17,566.80     19,326.84      1/31/2006       21,638.98     22,808.70
8/31/1998       17,020.45     18,109.12      5/31/2002       17,280.46     18,952.28      2/28/2006       21,288.43     22,692.38
9/30/1998       18,342.94     19,320.80      6/30/2002       15,970.60     17,431.93      3/31/2006       21,563.05     22,873.92
10/31/1998      19,676.47     20,940.85      7/31/2002       15,128.95     16,595.02      4/30/2006       21,349.57     22,855.62
11/30/1998      21,114.82     22,359.38      8/31/2002       15,171.31     16,699.07      5/31/2006       20,623.69     22,096.81
12/31/1998      23,414.23     24,060.04      9/30/2002       13,815.00     14,970.05      6/30/2006       20,563.88     22,081.34
1/31/1999       25,132.83     25,529.38      10/31/2002      14,910.53     16,354.48      7/31/2006       20,623.52     22,129.92
2/28/1999       24,079.77     24,527.87      11/30/2002      15,323.55     17,148.33      8/31/2006       21,101.98     22,851.14
3/31/1999       25,546.23     25,716.00      12/31/2002      14,448.57     16,033.69      9/30/2006       21,521.91     23,420.13
4/30/1999       25,237.12     25,666.11      1/31/2003       14,085.91     15,632.20      10/31/2006      21,889.93     24,164.89
5/31/1999       24,192.30     24,917.94      2/28/2003       14,069.01     15,585.62      11/30/2006      22,128.54     24,650.85
6/30/1999       25,728.51     26,701.32      3/31/2003       14,412.29     15,901.23      12/31/2006      22,276.80     24,742.55
7/31/1999       24,815.15     25,856.49      4/30/2003       15,232.35     16,965.82
8/31/1999       24,790.33     26,215.89      5/31/2003       15,596.41     17,518.90


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP                                    CITIGROUP
                  GROWTH        GROWTH                         GROWTH        GROWTH                         GROWTH        GROWTH
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------      ---------------------------------------
7/31/1998       10,000.00     10,000.00      5/31/2001        9,954.47     10,415.68      3/31/2004        8,851.06      9,681.06
8/31/1998        8,628.00      8,699.00      6/30/2001        9,805.15     10,274.44      4/30/2004        8,829.82      9,620.65
9/30/1998        9,296.67      9,281.05      7/31/2001        9,707.10     10,247.52      5/28/2004        9,030.26      9,774.48
10/31/1998       9,968.82     10,059.27      8/31/2001        9,084.87      9,559.40      6/30/2004        9,226.21      9,941.82
11/30/1998      10,690.56     10,740.68      9/30/2001        8,508.89      8,917.87      7/30/2004        8,790.73      9,471.97
12/31/1998      11,851.56     11,557.62      10/31/2001       8,782.03      9,245.87      8/31/2004        8,765.24      9,444.60
1/31/1999       12,715.54     12,263.44      11/30/2001       9,485.47     10,064.78      9/30/2004        9,025.57      9,466.98
2/28/1999       12,176.40     11,782.35      12/31/2001       9,506.33     10,079.37      10/29/2004       9,077.02      9,613.34
3/31/1999       12,913.07     12,353.08      1/31/2002        9,455.00     10,063.75      11/30/2004       9,383.82      9,917.51
4/30/1999       12,752.95     12,329.12      2/28/2002        9,105.17      9,766.67      12/31/2004       9,664.39     10,272.36
5/31/1999       12,222.42     11,969.72      3/31/2002        9,322.78      9,999.41      1/31/2005        9,480.77     10,021.20
6/30/1999       12,988.77     12,826.40      4/30/2002        8,738.24      9,283.95      2/28/2005        9,694.09     10,261.71
7/31/1999       12,522.47     12,420.57      5/31/2002        8,593.19      9,104.03      3/31/2005        9,541.89     10,081.10
8/31/1999       12,506.19     12,593.22      6/30/2002        7,936.67      8,373.70      4/30/2005        9,353.92      9,904.88
9/30/1999       12,274.83     12,378.88      7/31/2002        7,514.44      7,971.68      5/31/2005        9,631.73     10,221.74
10/31/1999      13,167.21     13,234.88      8/31/2002        7,531.72      8,021.66      6/30/2005        9,537.34     10,094.89
11/30/1999      13,588.56     13,801.07      9/30/2002        6,857.63      7,191.10      7/31/2005        9,874.96     10,529.68
12/31/1999      14,842.78     14,822.76      10/31/2002       7,416.53      7,856.13      8/31/2005        9,810.77     10,416.06
1/31/2000       13,827.54     13,835.27      11/30/2002       7,613.07      8,237.47      9/30/2005        9,938.31     10,476.47
2/29/2000       14,189.82     14,125.67      12/31/2002       7,182.17      7,702.03      10/31/2005       9,819.05     10,310.53
3/31/2000       15,319.33     15,432.01      1/31/2003        6,994.71      7,509.17      11/30/2005      10,182.36     10,704.90
4/30/2000       14,547.23     14,668.13      2/28/2003        6,986.32      7,486.80      12/31/2005      10,254.65     10,707.04
5/31/2000       13,869.33     14,070.11      3/31/2003        7,152.59      7,638.40      1/31/2006       10,609.46     10,956.52
6/30/2000       15,009.39     15,205.42      4/30/2003        7,557.43      8,149.80      2/28/2006       10,438.65     10,900.64
7/31/2000       14,493.07     14,528.48      5/31/2003        7,736.54      8,415.48      3/31/2006       10,571.22     10,987.85
8/31/2000       15,362.65     15,369.97      6/30/2003        7,787.60      8,568.73      4/30/2006       10,464.45     10,979.06
9/30/2000       13,878.62     13,869.55      7/31/2003        7,881.05      8,680.89      5/31/2006       10,105.52     10,614.55
10/31/2000      13,341.52     13,508.81      8/31/2003        7,949.62      8,831.68      6/30/2006       10,075.20     10,607.12
11/30/2000      11,737.87     12,072.82      9/30/2003        7,949.62      8,804.48      7/31/2006       10,100.39     10,630.46
12/31/2000      11,281.27     11,550.07      10/31/2003       8,393.21      9,199.88      8/31/2006       10,335.73     10,976.90
1/31/2001       11,447.10     11,879.13      11/30/2003       8,469.58      9,279.00      9/30/2006       10,536.24     11,250.23
2/28/2001       10,099.78     10,483.33      12/31/2003       8,710.12      9,678.65      10/31/2006      10,719.57     11,607.98
3/31/2001        9,148.38      9,538.68      1/30/2004        8,842.51      9,862.83      11/30/2006      10,831.06     11,841.42
4/30/2001        9,941.54     10,391.05      2/27/2004        8,898.22      9,913.43      12/31/2006      10,905.79     11,885.47


C CLASS SHARES
12-31-02 through 12-31-06

---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP
                  GROWTH        GROWTH                         GROWTH        GROWTH
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------
12/31/2002      10,000.00     10,000.00      1/31/2005       13,069.31     13,011.11
1/31/2003        9,737.00      9,749.60      2/28/2005       13,355.53     13,323.37
2/28/2003        9,719.47      9,720.55      3/31/2005       13,139.17     13,088.88
3/31/2003        9,952.74      9,917.39      4/30/2005       12,876.38     12,860.09
4/30/2003       10,513.08     10,581.36      5/31/2005       13,256.24     13,271.48
5/31/2003       10,752.78     10,926.31      6/30/2005       13,115.72     13,106.78
6/30/2003       10,822.67     11,125.28      7/31/2005       13,570.84     13,671.29
7/31/2003       10,944.97     11,270.91      8/31/2005       13,477.20     13,523.78
8/31/2003       11,038.00     11,466.68      9/30/2005       13,640.27     13,602.22
9/30/2003       11,025.86     11,431.36      10/31/2005      13,465.68     13,386.76
10/31/2003      11,638.90     11,944.75      11/30/2005      13,955.83     13,898.80
11/30/2003      11,743.65     12,047.47      12/31/2005      14,049.33     13,901.58
12/31/2003      12,070.12     12,566.36      1/31/2006       14,522.79     14,225.49
1/30/2004       12,251.17     12,805.49      2/28/2006       14,283.17     14,152.94
2/27/2004       12,321.00     12,871.19      3/31/2006       14,453.14     14,266.16
3/31/2004       12,250.77     12,569.49      4/30/2006       14,301.38     14,254.75
4/30/2004       12,215.25     12,491.05      5/31/2006       13,805.12     13,781.49
5/28/2004       12,483.98     12,690.78      6/30/2006       13,752.66     13,771.84
6/30/2004       12,752.39     12,908.05      7/31/2006       13,781.54     13,802.14
7/30/2004       12,151.75     12,298.02      8/31/2006       14,084.74     14,251.95
8/31/2004       12,105.57     12,262.47      9/30/2006       14,353.76     14,606.83
9/30/2004       12,461.48     12,291.54      10/31/2006      14,593.46     15,071.32
10/29/2004      12,526.28     12,481.56      11/30/2006      14,733.56     15,374.41
11/30/2004      12,947.16     12,876.48      12/31/2006      14,820.49     15,431.60
12/31/2004      13,326.51     13,337.20


A CLASS SHARES
9-30-03 through 12-31-06

---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP
                  GROWTH        GROWTH                         GROWTH        GROWTH
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------
9/30/2003       9,425.00      10,000.00      5/31/2005       11,435.61     11,609.71
10/31/2003      9,947.15      10,449.10      6/30/2005       11,321.26     11,465.63
11/30/2003      10,036.67     10,538.96      7/31/2005       11,725.43     11,959.46
12/31/2003      10,322.71     10,992.88      8/31/2005       11,660.94     11,830.42
1/30/2004       10,481.68     11,202.07      9/30/2005       11,800.87     11,899.03
2/27/2004       10,550.86     11,259.54      10/31/2005      11,655.72     11,710.55
3/31/2004       10,496.00     10,995.61      11/30/2005      12,084.65     12,158.48
4/30/2004       10,470.81     10,927.00      12/31/2005      12,169.24     12,160.91
5/28/2004       10,704.31     11,101.72      1/31/2006       12,592.73     12,444.26
6/30/2004       10,943.01     11,291.78      2/28/2006       12,388.73     12,380.79
7/30/2004       10,430.88     10,758.13      3/31/2006       12,543.59     12,479.84
8/31/2004       10,396.46     10,727.04      4/30/2006       12,414.39     12,469.86
9/30/2004       10,709.39     10,752.47      5/31/2006       11,989.82     12,055.86
10/29/2004      10,769.36     10,918.70      6/30/2006       11,950.25     12,047.42
11/30/2004      11,132.29     11,264.17      7/31/2006       11,980.12     12,073.92
12/31/2004      11,467.37     11,667.20      8/31/2006       12,254.47     12,467.41
1/31/2005       11,252.93     11,381.94      9/30/2006       12,493.43     12,777.85
2/28/2005       11,507.25     11,655.10      10/31/2006      12,708.32     13,184.19
3/31/2005       11,326.59     11,449.97      11/30/2006      12,837.94     13,449.32
4/30/2005       11,106.85     11,249.83      12/31/2006      12,923.96     13,499.35


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   8/24/92          7/1/98             12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV           NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          6.56%            6.36%        5.48%       4.43%      6.20%       0.09%
Five Years                        3.15%            2.79%          n/a         n/a        n/a         n/a
Ten Years                         6.40%              n/a          n/a         n/a        n/a         n/a
Since Inception, Annualized       9.96%            0.87%       10.24%         n/a      9.72%       7.74%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

HEALTH CARE ...............................................................19.2%
CONSUMER DISCRETIONARY ....................................................16.0%
CONSUMER STAPLES ..........................................................15.6%
INFORMATION TECHNOLOGY. ...................................................13.7%
FINANCIALS ................................................................10.3%
INDUSTRIALS ...............................................................10.2%
ENERGY......................................................................8.4%
MATERIALS...................................................................4.0%
OTHER ......................................................................2.6%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/06
--------------------------------------------------------------------------------

EXXON MOBIL CORP............................................................4.6%
JOHNSON & JOHNSON ..........................................................2.9%
MICROSOFT CORP..............................................................2.5%
GENERAL ELECTRIC CORP ......................................................2.3%
INTERNATIONAL GAME TECHNOLOGY ..............................................2.0%
ALTRIA GROUP INC ...........................................................1.9%
PEPSICO INC ................................................................1.9%
BOEING CO ..................................................................1.8%
NVIDIA CORP.................................................................1.7%
COLGATE-PALMOLIVE CO .......................................................1.7%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective March 1, 2004, Enhanced Investment Technologies LLC manages the Growth Fund (formerly managed by Chicago Equity Partners from March 16, 2000 to February 29, 2004, Geewax Terker & Company from July 21, 1997 to March 15, 2000 and State Street Bank and Trust Company from inception to July 20, 1997).
(5) Standard & Poor's re-named its S&P 500/BARRA Growth Index and changed the methodology used to calculate growth in the large cap market on December 16, 2005. The Index was renamed to the S&P 500/Citigroup Growth Index.

--------------------------------------------------------------------------------
THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE S&P 500/CITIGROUP GROWTH INDEX (FORMERLY THE S&P 500/BARRA GROWTH INDEX) IS AN UNMANAGED INDEX OF GROWTH STOCKS IN THE S&P
500. LARGE CAPITALIZATION GROWTH STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY HAVE HIGH EXPECTED EARNINGS GROWTH AND HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       3

--------------------------------------------------------------------------------
[GRAPHIC]                          VALUE FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

During the twelve-month period ended December 31, 2006, U.S. equity markets performed strongly. Within the U.S., large cap value continued to out-perform growth for the seventh consecutive year as the S&P/Citigroup 500 Value Index advanced 20.8% versus a 11% return of the S&P/Citigroup 500 Growth Index. Broadly speaking, small caps led large and mid caps for the year, as measured by the Russell 2000, Russell 1000 and S&P MidCap 400 Indexes. However, large cap value stocks surpassed the strong performance of small cap as measured by the Russell 2000 Index.

Equity markets rose early in 2006 as the Federal Reserve hinted that rate hikes would come to an end, then sold off during the second quarter amid concerns that higher energy prices and rising U.S. interest rates would choke off economic growth. Markets regained their footing in the third quarter, thanks to falling energy prices and sustained corporate earnings growth. The positive momentum carried over to a strong fourth quarter.

Within the S&P/Citigroup 500 Value Index, all of the ten broad economic sectors posted positive returns. Telecommunication Services, Consumer Discretionary, and Energy were the best performing sectors, while Information Technology, Health Care and Industrials posted the weakest results in relative terms.

o     REVIEW  OF FUND  PERFORMANCE

The Accessor Value Fund, sub-advised by Wellington Management Company, LLP, recorded positive performance of 16.42% for 2006, underperforming the 20.82% return of the S&P/Citigroup 500 Value Index.

Within the portfolio, Industrials sector performed best while the Consumer Discretionary, Energy and Materials areas suffered on a relative basis. The Industrials sector outperformed on a relative and absolute basis, bolstered by the strong performance of Lockheed Martin which won a number of military contracts that improved the company's growth prospects. Within the Consumer Discretionary sector, homebuilder D.R. Horton detracted the most as the housing market continued to weaken. After performing strongly in 2005, UnumProvident had the greatest relative underperformance within the Financials sector and the Fund and was eliminated during the period.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
4                        ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                 VALUE FUND VS. S&P 500/CITIGROUP VALUE INDEX(5)
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP                                    CITIGROUP
                   VALUE        VALUE                           VALUE        VALUE                           VALUE        VALUE
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------      ---------------------------------------
12/31/1995      10,000.00     10,000.00      9/30/1999       18,568.38     18,806.81      5/31/2003       15,758.06     16,935.52
1/31/1996       10,295.00     10,299.00      10/31/1999      19,671.34     19,868.45      6/30/2003       15,814.79     17,059.32
2/29/1996       10,420.60     10,395.81      11/30/1999      19,413.64     19,752.03      7/31/2003       16,066.24     17,438.03
3/31/1996       10,612.34     10,639.07      12/31/1999      19,879.57     20,494.11      8/31/2003       16,432.55     17,815.39
4/30/1996       10,776.83     10,746.53      1/31/2000       18,929.33     19,841.99      9/30/2003       16,319.17     17,492.93
5/31/1996       10,922.32     10,908.48      2/29/2000       17,613.74     18,602.26      10/31/2003      17,316.27     18,688.75
6/30/1996       10,855.69     10,856.12      3/31/2000       19,662.22     20,541.92      11/30/2003      17,453.07     18,856.95
7/31/1996       10,409.52     10,397.99      4/30/2000       19,711.37     20,404.49      12/31/2003      18,507.23     20,021.56
8/31/1996       10,784.26     10,684.97      5/31/2000       19,711.37     20,468.15      1/30/2004       18,832.96     20,375.74
9/30/1996       11,246.91     11,142.29      6/30/2000       18,660.76     19,659.66      2/27/2004       19,243.52     20,836.23
10/31/1996      11,694.54     11,520.01      7/31/2000       18,953.73     20,052.85      3/31/2004       19,047.23     20,691.62
11/30/1996      12,616.07     12,401.29      8/31/2000       20,595.12     21,397.40      4/30/2004       18,582.48     20,180.33
12/31/1996      12,394.02     12,199.15      9/30/2000       20,446.84     21,392.26      5/28/2004       18,740.43     20,412.81
1/31/1997       13,064.54     12,760.31      10/31/2000      20,759.67     21,791.87      6/30/2004       19,096.50     20,856.38
2/28/1997       13,141.62     12,853.46      11/30/2000      19,574.30     20,676.56      7/30/2004       18,768.04     20,461.15
3/31/1997       12,568.65     12,413.88      12/31/2000      20,355.31     21,740.58      8/31/2004       18,916.31     20,681.52
4/30/1997       13,178.22     12,879.40      1/31/2001       21,362.90     22,658.47      9/30/2004       19,381.65     21,073.44
5/31/1997       14,033.49     13,686.93      2/28/2001       20,275.53     21,156.66      10/29/2004      19,476.62     21,391.43
6/30/1997       14,514.84     14,209.78      3/31/2001       19,687.54     20,321.61      11/30/2004      20,442.66     22,435.34
7/31/1997       15,857.46     15,346.56      4/30/2001       20,904.23     21,700.23      12/31/2004      21,219.48     23,166.28
8/31/1997       15,265.98     14,652.89      5/31/2001       21,081.91     21,927.21      1/31/2005       20,792.97     22,603.34
9/30/1997       16,258.27     15,511.55      6/30/2001       20,462.10     21,216.99      2/28/2005       21,283.68     23,012.46
10/31/1997      15,690.85     14,940.73      7/31/2001       20,050.82     20,850.15      3/31/2005       20,828.21     22,603.30
11/30/1997      16,144.32     15,510.27      8/31/2001       18,921.95     19,645.01      4/30/2005       20,507.46     22,142.19
12/31/1997      16,476.89     15,854.60      9/30/2001       17,203.84     17,778.93      5/31/2005       21,159.59     22,842.99
1/31/1998       16,366.50     15,659.11      10/31/2001      17,265.78     17,778.93      6/30/2005       21,555.28     23,187.69
2/28/1998       17,541.61     16,833.70      11/30/2001      18,201.58     18,907.18      7/31/2005       22,275.23     23,918.57
3/31/1998       18,613.41     17,686.33      12/31/2001      18,423.64     19,194.76      8/31/2005       22,286.36     23,739.18
4/30/1998       18,764.17     17,895.73      1/31/2002       17,764.07     18,668.05      9/30/2005       22,455.74     23,985.59
5/31/1998       18,510.86     17,643.94      2/28/2002       17,392.80     18,500.97      10/31/2005      21,842.70     23,567.04
6/30/1998       18,447.92     17,777.86      3/31/2002       18,142.43     19,448.96      11/30/2005      22,618.11     24,448.68
7/31/1998       17,855.74     17,391.72      4/30/2002       17,059.33     18,474.57      12/31/2005      22,516.33     24,460.91
8/31/1998       14,938.11     14,595.13      5/31/2002       17,079.80     18,548.29      1/31/2006       22,991.43     25,189.84
9/30/1998       15,635.72     15,481.93      6/30/2002       15,812.48     17,378.63      2/28/2006       23,219.04     25,464.41
10/31/1998      17,074.21     16,694.63      7/31/2002       14,280.25     15,500.00      3/31/2006       23,565.01     25,899.86
11/30/1998      17,934.75     17,564.26      8/31/2002       14,331.66     15,606.49      4/30/2006       24,149.42     26,622.46
12/31/1998      18,600.13     18,181.11      9/30/2002       13,003.12     13,823.29      5/31/2006       23,424.94     25,972.87
1/31/1999       18,786.13     18,548.37      10/31/2002      14,177.30     14,972.56      6/30/2006       23,422.59     26,061.18
2/28/1999       18,237.58     18,149.02      11/30/2002      14,955.63     16,024.38      7/31/2006       23,595.92     26,321.79
3/31/1999       18,688.04     18,699.12      12/31/2002      14,182.42     15,191.91      8/31/2006       24,020.65     26,723.46
4/30/1999       20,341.94     20,311.17      1/31/2003       13,714.40     14,776.26      9/30/2006       24,503.46     27,434.31
5/31/1999       20,183.27     19,952.27      2/28/2003       13,433.26     14,373.76      10/31/2006      25,277.77     28,349.24
6/30/1999       21,119.77     20,718.44      3/31/2003       13,461.47     14,355.21      11/30/2006      25,735.30     28,858.11
7/31/1999       20,224.30     20,081.35      4/30/2003       14,609.73     15,774.51      12/31/2006      26,216.55     29,553.59
8/31/1999       19,480.04     19,572.69


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP                                    CITIGROUP
                   VALUE        VALUE                           VALUE        VALUE                           VALUE        VALUE
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------      ---------------------------------------
7/31/1998       10,000.00     10,000.00      5/31/2001       11,643.22     12,607.84      3/31/2004       10,406.87     11,897.40
8/31/1998        8,366.00      8,392.00      6/30/2001       11,296.25     12,199.48      4/30/2004       10,147.74     11,603.41
9/30/1998        8,750.84      8,901.90      7/31/2001       11,069.20     11,988.55      5/28/2004       10,233.99     11,737.09
10/31/1998       9,551.54      9,599.18      8/31/2001       10,440.47     11,295.61      6/30/2004       10,417.18     11,992.13
11/30/1998      10,032.93     10,099.21      9/30/2001        9,486.21     10,222.64      7/30/2004       10,238.00     11,764.88
12/31/1998      10,397.13     10,453.89      10/31/2001       9,514.67     10,222.64      8/31/2004       10,318.88     11,891.59
1/31/1999       10,495.90     10,665.06      11/30/2001      10,024.65     10,871.37      9/30/2004       10,565.51     12,116.93
2/28/1999       10,189.42     10,435.44      12/31/2001      10,144.95     11,036.72      10/29/2004      10,611.99     12,299.78
3/31/1999       10,431.93     10,751.74      1/31/2002        9,775.67     10,733.87      11/30/2004      11,133.04     12,900.01
4/30/1999       11,350.98     11,678.64      2/28/2002        9,571.36     10,637.81      12/31/2004      11,553.87     13,320.29
5/31/1999       11,262.45     11,472.28      3/31/2002        9,972.40     11,182.89      1/31/2005       11,315.86     12,996.61
6/30/1999       11,777.14     11,912.82      4/30/2002        9,382.04     10,622.62      2/28/2005       11,576.13     13,231.85
7/31/1999       11,277.79     11,546.50      5/31/2002        9,387.66     10,665.01      3/31/2005       11,321.45     12,996.58
8/31/1999       10,852.62     11,254.03      6/30/2002        8,685.47      9,992.47      4/30/2005       11,147.10     12,731.45
9/30/1999       10,342.54     10,813.66      7/31/2002        7,838.63      8,912.29      5/31/2005       11,496.01     13,134.40
10/31/1999      10,951.72     11,424.09      8/31/2002        7,866.85      8,973.51      6/30/2005       11,709.83     13,332.60
11/30/1999      10,808.25     11,357.14      9/30/2002        7,141.53      7,948.20      7/31/2005       12,093.91     13,752.85
12/31/1999      11,057.92     11,783.83      10/31/2002       7,792.12      8,609.01      8/31/2005       12,099.96     13,649.70
1/31/2000       10,523.83     11,408.87      11/30/2002       8,219.91      9,213.80      9/30/2005       12,191.92     13,791.38
2/29/2000        9,786.11     10,696.04      12/31/2002       7,790.83      8,735.14      10/31/2005      11,859.08     13,550.72
3/31/2000       10,922.27     11,811.32      1/31/2003        7,533.73      8,496.15      11/30/2005      12,280.08     14,057.66
4/30/2000       10,944.12     11,732.30      2/28/2003        7,374.02      8,264.71      12/31/2005      12,221.13     14,064.69
5/31/2000       10,938.64     11,768.91      3/31/2003        7,388.03      8,254.05      1/31/2006       12,472.89     14,483.81
6/30/2000       10,352.33     11,304.03      4/30/2003        8,018.23      9,070.13      2/28/2006       12,590.13     14,641.69
7/31/2000       10,509.69     11,530.11      5/31/2003        8,636.43      9,737.69      3/31/2006       12,775.21     14,892.06
8/31/2000       11,414.57     12,303.21      6/30/2003        8,668.39      9,808.87      4/30/2006       13,085.65     15,307.55
9/30/2000       11,324.40     12,300.26      7/31/2003        8,800.15     10,026.63      5/31/2006       12,686.54     14,934.04
10/31/2000      11,497.66     12,530.02      8/31/2003        8,995.51     10,243.61      6/30/2006       12,680.19     14,984.82
11/30/2000      10,841.14     11,888.74      9/30/2003        8,934.34     10,058.20      7/31/2006       12,768.95     15,134.67
12/31/2000      11,266.12     12,500.53      10/31/2003       9,474.87     10,745.77      8/31/2006       12,992.41     15,365.62
1/31/2001       11,818.16     13,028.31      11/30/2003       9,549.72     10,842.49      9/30/2006       13,248.36     15,774.35
2/28/2001       11,211.89     12,164.79      12/31/2003      10,121.75     11,512.12      10/31/2006      13,660.38     16,300.42
3/31/2001       10,883.38     11,684.64      1/30/2004       10,294.83     11,715.77      11/30/2006      13,902.17     16,593.02
4/30/2001       11,545.09     12,477.33      2/27/2004       10,514.11     11,980.54      12/31/2006      14,162.14     16,992.91


C CLASS SHARES
12-31-02 through 12-31-06

---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP
                   VALUE        VALUE                           VALUE        VALUE
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------
12/31/2002      10,000.00     10,000.00      1/31/2005       14,366.63     14,878.53
1/31/2003        9,662.00      9,726.40      2/28/2005       14,698.50     15,147.84
2/28/2003        9,456.20      9,461.45      3/31/2005       14,363.37     14,878.51
3/31/2003        9,471.33      9,449.25      4/30/2005       14,134.99     14,574.99
4/30/2003       10,271.66     10,383.49      5/31/2005       14,570.35     15,036.28
5/31/2003       11,064.63     11,147.72      6/30/2005       14,836.99     15,263.18
6/30/2003       11,098.93     11,229.21      7/31/2005       15,317.71     15,744.28
7/31/2003       11,260.97     11,478.50      8/31/2005       15,302.39     15,626.19
8/31/2003       11,510.97     11,726.89      9/30/2005       15,407.98     15,788.39
9/30/2003       11,418.88     11,514.64      10/31/2005      14,979.63     15,512.89
10/31/2003      12,109.72     12,301.78      11/30/2005      15,497.93     16,093.22
11/30/2003      12,198.12     12,412.49      12/31/2005      15,412.69     16,101.27
12/31/2003      12,921.47     13,179.09      1/31/2006       15,724.03     16,581.09
1/30/2004       13,142.43     13,412.23      2/28/2006       15,863.97     16,761.82
2/27/2004       13,414.48     13,715.34      3/31/2006       16,092.41     17,048.45
3/31/2004       13,269.60     13,620.16      4/30/2006       16,477.02     17,524.10
4/30/2004       12,931.23     13,283.60      5/31/2006       15,966.23     17,096.51
5/28/2004       13,034.67     13,436.63      6/30/2006       15,953.46     17,154.64
6/30/2004       13,270.60     13,728.61      7/31/2006       16,065.14     17,326.19
7/30/2004       13,027.75     13,468.45      8/31/2006       16,331.82     17,590.59
8/31/2004       13,130.67     13,613.51      9/30/2006       16,650.29     18,058.50
9/30/2004       13,437.93     13,871.48      10/31/2006      17,161.45     18,660.75
10/29/2004      13,488.99     14,080.80      11/30/2006      17,458.34     18,995.71
11/30/2004      14,152.65     14,767.95      12/31/2006      17,772.59     19,453.50
12/31/2004      14,676.30     15,249.09


A CLASS SHARES
9-30-03 through 12-31-06

---------------------------------------      ---------------------------------------
                               S&P 500/                                     S&P 500/
                              CITIGROUP                                    CITIGROUP
                   VALUE        VALUE                           VALUE        VALUE
  DATE             FUND        INDEX(5)        DATE             FUND        INDEX(5)
---------------------------------------      ---------------------------------------
9/30/2003        9,425.00     10,000.00      5/31/2005       12,140.50     13,058.41
10/31/2003       9,995.21     10,683.60      6/30/2005       12,368.74     13,255.46
11/30/2003      10,068.18     10,779.75      7/31/2005       12,775.67     13,673.27
12/31/2003      10,677.30     11,445.51      8/31/2005       12,775.67     13,570.72
1/30/2004       10,859.88     11,647.98      9/30/2005       12,867.66     13,711.59
2/27/2004       11,091.20     11,911.23      10/31/2005      12,515.08     13,472.32
3/31/2004       10,975.85     11,828.56      11/30/2005      12,959.37     13,976.32
4/30/2004       10,701.45     11,536.28      12/31/2005      12,895.87     13,983.31
5/28/2004       10,792.42     11,669.18      1/31/2006       13,161.52     14,400.01
6/30/2004       10,994.24     11,922.75      2/28/2006       13,285.24     14,556.97
7/30/2004       10,798.54     11,696.81      3/31/2006       13,484.52     14,805.90
8/31/2004       10,883.85     11,822.79      4/30/2006       13,806.80     15,218.98
9/30/2004       11,149.41     12,046.83      5/31/2006       13,391.21     14,847.64
10/29/2004      11,198.47     12,228.61      6/30/2006       13,384.52     14,898.12
11/30/2004      11,755.03     12,825.37      7/31/2006       13,483.56     15,047.10
12/31/2004      12,198.20     13,243.22      8/31/2006       13,719.53     15,276.72
1/31/2005       11,946.92     12,921.41      9/30/2006       13,995.29     15,683.08
2/28/2005       12,228.86     13,155.29      10/31/2006      14,431.94     16,206.11
3/31/2005       11,956.16     12,921.39      11/30/2006      14,687.39     16,497.01
4/30/2005       11,772.03     12,657.79      12/31/2006      14,956.17     16,894.59


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                   8/24/92          7/1/98             12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV          NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                         16.42%           15.88%       15.31%      14.16%     16.00%      9.33%
Five Years                        7.31%            6.90%          n/a         n/a        n/a        n/a
Ten Years                         7.78%              n/a          n/a         n/a        n/a        n/a
Since Inception, Annualized      10.44%            3.57%       15.52%         n/a     14.98%     12.91%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

FINANCIALS ................................................................33.5%
INDUSTRIALS ...............................................................12.4%
INFORMATION TECHNOLOGY .....................................................8.8%
TELECOMM SERVICES ..........................................................8.5%
CONSUMER DISCRETIONARY .....................................................8.1%
ENERGY......................................................................8.0%
HEALTH CARE ................................................................7.4%
UTILITIES...................................................................5.5%
CONSUMER STAPLES ...........................................................5.4%
MATERIALS...................................................................2.4%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/06
--------------------------------------------------------------------------------

CITIGROUP INC...............................................................5.0%
BANK OF AMERICA CORP .......................................................4.9%
AT&T INC....................................................................4.3%
CONOCOPHILLIPS .............................................................3.3%
ALTRIA GROUP INC ...........................................................2.9%
GOLDMAN SACHS GROUP.........................................................2.8%
HEWLETT-PACKARD CO .........................................................2.7%
WACHOVIA CORP ..............................................................2.5%
LOCKHEED MARTIN CORP .......................................................2.1%
MERRILL LYNCH & CO .........................................................2.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective January 10, 2001, Wellington Management Company manages the Value Fund (formerly managed by Martingale Asset Management since inception). Prior to May 1, 1999, the Value Fund was known as the Value and Income Portfolio. The name was changed to more accurately reflect the Fund's investment policies.
(5) Standard & Poor's renamed its S&P 500/BARRA Value Index and changed the methodology used to calculate value in the large cap market on December 16, 2005. The Index was renamed to the S&P 500/Citigroup Value Index.

--------------------------------------------------------------------------------
THE S&P 500/CITIGROUP VALUE INDEX (FORMERLY THE S&P 500/BARRA VALUE INDEX) IS AN UNMANAGED INDEX OF VALUE STOCKS IN THE S&P 500. LARGE CAPITALIZATION VALUE STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY ARE PRICED BELOW THE MARKET AVERAGE BASED ON EARNINGS AND LOWER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                    (800) 759-3504 ~ WWW.ACCESSOR.COM                          5

--------------------------------------------------------------------------------
[GRAPHIC]                     SMALL TO MID CAP FUND
--------------------------------------------------------------------------------

O     MARKET COMMENTARY

During the twelve-month period ended December 31, 2006, U.S. equity markets performed strongly. Within the U.S., large cap value continued to out-perform growth for the seventh consecutive year as the S&P/Citigroup 500 Value Index advanced 20.8% versus a 11% return of the S&P/Citigroup 500 Growth. Broadly speaking, small caps led large and mid caps for the year, as measured by the Russell 2000, Russell 1000 and S&P MidCap 400 indexes. However, large cap value stocks surpassed the strong performance of small cap as measured by the Russell 2000.

Equity markets rose early in 2006 as the Federal Reserve hinted that rate hikes would come to an end, then sold off during the second quarter amid concerns that higher energy prices and rising U.S. interest rates would choke off economic growth. Markets regained their footing in the third quarter, thanks to falling energy prices and sustained corporate earnings growth. The positive momentum carried over to a strong fourth quarter.

o     REVIEW OF FUND PERFORMANCE

The Accessor Small to Mid Cap Fund (the "Fund") returned 13.75% in 2006, versus a return of 15.28% for its benchmark, the Dow Jones Wilshire 4500 Completion Index. The Fund delivered positive returns due to the focus of its sub-advisor, SSgA Funds Management, Inc. ("SSgA FM"), on quality companies supported by positive momentum. For example, Veritas DGC's price increased steadily throughout most of the year, finishing up over 141% in 2006. SSgA FM's quantitative investment model's factors, which favor quality and momentum, were the key drivers of the Fund's returns during a year in which attractive valuations and steady corporate earnings fueled equity buying.

The sector weights of the Fund in 2006 tended to mirror those of the underlying mid-cap universe. To add value, SSgA FM places more emphasis on stock selection. The strong positive trends for equities during the year meant gains across all sectors, but there were clear leaders and laggards. The telecommunications sector was the full-year winner with a gain of over 30%. The Fund added marginal value versus the benchmark by carrying a slight overweight position to telecom stocks. However, the Fund carried an underweight position in the financial sector and did not participate in the gain of over 20% during the year due to the strength of real estate investment trusts ("REITs") and asset management firms.

SSgA FM's stock selection for the Fund did not add significant value during 2006. The portfolio was positioned toward high-quality stocks with positive earnings momentum, and such strategy produced mixed results. Stocks that exhibited improving earnings growth and positive stock price momentum were not favored consistently throughout the year. SSgA FM favors stocks with these characteristics, as they tend to outperform companies with sluggish earnings growth and negative price momentum over time. These stock selection techniques did not prove to be beneficial for the Fund over the course of the year. However, other factors, such as companies generating healthy free cash flow and sporting attractive price-to-book measures, worked very well throughout much of the year.

Among sectors, SSgA FM's stock selection had the least amount of success within the technology and healthcare sectors. An overweight position to Blue Coat Systems Inc. within the technology sector was harmful, as shares of this computer communications firm dropped almost 48% during the year. Among healthcare stocks, an overweight to Genentech Inc. hurt, as shares of this biotechnology company fell over 12% in 2006. Stock selection added the most value within the energy and basic materials sectors. The Fund carried an overweight position to Frontier Oil Corp., an oil refining and marketing company, and shares of this firm rose nearly 53% during the period. Within the basic materials sector, an overweight position in steel producer AK Steel Holding Corp. benefited the Fund, as it gained over 112% in 2006.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
6                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
       SMALL TO MID CAP FUND VS. DOW JONES WILSHIRE 4500 COMPLETION INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-05

-----------------------------------------    -----------------------------------------    -----------------------------------------
                   SMALL     DOW JONES                          SMALL     DOW JONES                         SMALL      DOW JONES
                    TO      WILSHIRE 4500                        TO      WILSHIRE 4500                        TO      WILSHIRE 4500
                  MID-CAP    COMPLETION                        MID-CAP    COMPLETION                        MID-CAP    COMPLETION
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
-----------------------------------------    -----------------------------------------    -----------------------------------------
12/31/1995      10,000.00       10,000.00    9/30/1999       20,788.15       16,715.16    6/30/2003       17,476.50       15,993.16
1/31/1996        9,960.00       10,103.00    10/31/1999      21,919.03       17,569.30    7/31/2003       18,114.40       16,740.04
2/29/1996       10,374.34       10,431.35    11/30/1999      23,100.47       19,052.15    8/31/2003       18,824.48       17,441.45
3/31/1996       10,514.39       10,590.95    12/31/1999      25,087.11       21,677.54    9/30/2003       18,775.54       17,225.18
4/30/1996       11,008.57       11,083.43    1/31/2000       23,960.69       21,417.41    10/31/2003      20,350.80       18,537.74
5/31/1996       11,258.46       11,432.55    2/29/2000       27,312.80       24,747.82    11/30/2003      21,297.12       19,177.29
6/30/1996       11,015.28       11,073.57    3/31/2000       26,643.63       23,832.15    12/31/2003      21,622.96       19,576.18
7/31/1996       10,352.16       10,241.95    4/30/2000       23,979.27       20,965.14    1/30/2004       22,364.63       20,277.00
8/31/1996       11,115.11       10,795.01    5/31/2000       22,072.92       19,417.91    2/27/2004       22,621.82       20,631.85
9/30/1996       11,722.00       11,309.93    6/30/2000       24,452.38       21,750.00    3/31/2004       22,775.65       20,718.50
10/31/1996      11,774.75       11,142.55    7/31/2000       23,630.78       21,132.30    4/30/2004       21,643.70       19,885.62
11/30/1996      12,374.08       11,612.76    8/31/2000       25,601.58       23,490.67    5/28/2004       22,005.15       20,185.89
12/31/1996      12,484.21       11,717.28    9/30/2000       24,600.56       22,534.60    6/30/2004       22,808.34       20,741.01
1/31/1997       12,822.53       12,095.75    10/31/2000      22,888.36       20,693.52    7/30/2004       21,706.70       19,591.95
2/28/1997       12,471.19       11,840.52    11/30/2000      19,095.76       17,169.42    8/31/2004       21,613.36       19,593.91
3/31/1997       11,968.61       11,222.45    12/31/2000      20,512.67       18,256.24    9/30/2004       22,622.70       20,346.32
4/30/1997       12,427.00       11,250.51    1/31/2001       20,635.74       19,249.38    10/29/2004      22,900.96       20,722.73
5/31/1997       13,529.28       12,369.93    2/28/2001       18,293.59       16,910.58    11/30/2004      24,682.66       22,169.17
6/30/1997       14,097.51       12,956.27    3/31/2001       16,648.99       15,358.19    12/31/2004      25,702.05       23,115.80
7/31/1997       15,393.07       13,847.66    4/30/2001       18,407.13       16,983.08    1/31/2005       25,208.57       22,332.17
8/31/1997       15,526.99       13,973.67    5/31/2001       18,570.95       17,385.58    2/28/2005       25,816.10       22,765.42
9/30/1997       16,938.39       14,942.05    6/30/2001       18,765.94       17,526.41    3/31/2005       25,434.02       22,328.32
10/31/1997      16,259.16       14,372.75    7/31/2001       18,035.95       16,711.43    4/30/2005       24,559.09       21,513.34
11/30/1997      16,527.44       14,377.07    8/31/2001       17,132.35       15,899.25    5/31/2005       25,958.96       22,795.53
12/31/1997      16,998.47       14,729.30    9/30/2001       15,076.47       13,854.61    6/30/2005       26,711.77       23,538.66
1/31/1998       17,061.36       14,518.67    10/31/2001      15,528.76       14,580.59    7/31/2005       28,204.95       24,863.89
2/28/1998       18,573.00       15,629.35    11/30/2001      16,628.20       15,713.50    8/31/2005       27,987.78       24,577.96
3/31/1998       19,499.79       16,437.39    12/31/2001      17,614.25       16,555.75    9/30/2005       28,326.43       24,764.75
4/30/1998       19,858.59       16,646.15    1/31/2002       17,459.24       16,242.84    10/31/2005      27,759.90       24,182.78
5/31/1998       18,947.08       15,868.77    2/28/2002       17,120.53       15,783.17    11/30/2005      28,964.68       25,312.11
6/30/1998       19,487.07       16,116.32    3/31/2002       18,260.76       16,853.27    12/31/2005      29,037.09       25,433.61
7/31/1998       18,107.39       15,204.14    4/30/2002       18,467.11       16,688.11    1/31/2006       30,901.27       27,104.60
8/31/1998       14,956.70       12,257.58    5/31/2002       18,097.77       16,319.30    2/28/2006       30,623.16       26,836.26
9/30/1998       15,870.56       13,142.57    6/30/2002       17,203.74       15,203.06    3/31/2006       31,848.09       27,858.73
10/31/1998      16,359.37       13,889.07    7/31/2002       15,374.98       13,723.80    4/30/2006       31,991.40       27,972.95
11/30/1998      17,522.52       14,752.97    8/31/2002       15,456.47       13,803.40    5/31/2006       30,436.62       26,764.52
12/31/1998      19,716.34       16,001.07    9/30/2002       14,428.61       12,873.05    6/30/2006       30,643.59       26,842.13
1/31/1999       19,339.76       16,258.69    10/31/2002      14,747.48       13,295.29    7/31/2006       29,831.54       26,085.18
2/28/1999       18,308.95       15,374.22    11/30/2002      15,661.83       14,207.34    8/31/2006       30,264.09       26,646.02
3/31/1999       19,096.24       15,973.81    12/31/2002      15,024.39       13,609.22    9/30/2006       30,557.65       26,888.49
4/30/1999       20,411.97       17,248.52    1/31/2003       14,593.19       13,315.26    10/31/2006      32,051.92       28,227.54
5/31/1999       20,269.08       17,098.46    2/28/2003       14,244.41       12,977.05    11/30/2006      32,689.76       29,249.38
6/30/1999       21,371.72       17,816.60    3/31/2003       14,403.95       13,169.11    12/31/2006      33,029.73       29,322.50
7/31/1999       20,974.21       17,276.75    4/30/2003       15,598.04       14,266.10
8/31/1999       20,527.46       16,846.56    5/31/2003       16,997.18       15,621.37


INVESTOR CLASS SHARES
6-30-98 through 12-31-06

-----------------------------------------    -----------------------------------------    -----------------------------------------
                   SMALL     DOW JONES                          SMALL     DOW JONES                         SMALL      DOW JONES
                    TO      WILSHIRE 4500                        TO      WILSHIRE 4500                        TO      WILSHIRE 4500
                  MID-CAP    COMPLETION                        MID-CAP    COMPLETION                        MID-CAP    COMPLETION
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
-----------------------------------------    -----------------------------------------    -----------------------------------------
6/30/1998       10,000.00     10,000.00      5/31/2001        9,395.31     10,787.56      4/30/2004       10,806.70     12,338.81
7/31/1998        9,290.00      9,434.00      6/30/2001        9,490.20     10,874.94      5/28/2004       10,986.09     12,525.12
8/31/1998        7,667.97      7,605.69      7/31/2001        9,114.39     10,369.26      6/30/2004       11,382.69     12,869.56
9/30/1998        8,137.25      8,154.82      8/31/2001        8,654.11      9,865.31      7/30/2004       10,827.21     12,156.59
10/31/1998       8,383.80      8,618.02      9/30/2001        7,613.02      8,596.63      8/31/2004       10,774.16     12,157.81
11/30/1998       8,972.35      9,154.06      10/31/2001       7,835.32      9,047.10      9/30/2004       11,270.85     12,624.67
12/31/1998      10,093.89      9,928.49      11/30/2001       8,390.85      9,750.05      10/29/2004      11,408.35     12,858.22
1/31/1999        9,892.01     10,088.34      12/31/2001       8,882.55     10,272.66      11/30/2004      12,291.36     13,755.73
2/28/1999        9,362.79      9,539.53      1/31/2002        8,798.17     10,078.50      12/31/2004      12,794.08     14,343.10
3/31/1999        9,762.58      9,911.57      2/28/2002        8,629.24      9,793.28      1/31/2005       12,545.87     13,856.86
4/30/1999       10,433.27     10,702.52      3/31/2002        9,200.50     10,457.27      2/28/2005       12,841.95     14,125.69
5/31/1999       10,356.06     10,609.41      4/30/2002        9,295.26     10,354.79      3/31/2005       12,646.76     13,854.47
6/30/1999       10,913.22     11,055.00      5/31/2002        9,110.29     10,125.95      4/30/2005       12,202.86     13,348.79
7/31/1999       10,704.78     10,720.03      6/30/2002        8,655.69      9,433.33      5/31/2005       12,900.86     14,144.37
8/31/1999       10,474.63     10,453.11      7/31/2002        7,735.59      8,515.47      6/30/2005       13,265.95     14,605.48
9/30/1999       10,600.32     10,371.57      8/31/2002        7,767.30      8,564.86      7/31/2005       14,000.89     15,427.77
10/31/1999      11,176.98     10,901.56      9/30/2002        7,249.22      7,987.59      8/31/2005       13,894.48     15,250.35
11/30/1999      11,774.95     11,821.65      10/31/2002       7,418.13      8,249.58      9/30/2005       14,052.88     15,366.25
12/31/1999      12,778.17     13,450.67      11/30/2002       7,872.86      8,815.50      10/31/2005      13,773.22     15,005.15
1/31/2000       12,199.32     13,289.27      12/31/2002       7,550.07      8,444.37      11/30/2005      14,365.47     15,705.89
2/29/2000       13,902.35     15,355.75      1/31/2003        7,333.39      8,261.97      12/31/2005      14,402.82     15,781.27
3/31/2000       13,554.79     14,787.58      2/28/2003        7,153.72      8,052.11      1/31/2006       15,323.16     16,818.10
4/30/2000       12,180.33     13,008.64      3/31/2003        7,233.13      8,171.29      2/28/2006       15,180.66     16,651.60
5/31/2000       11,205.91     12,048.60      4/30/2003        7,825.52      8,851.95      3/31/2006       15,778.78     17,286.03
6/30/2000       12,409.42     13,495.64      5/31/2003        8,523.55      9,692.89      4/30/2006       15,848.20     17,356.90
7/31/2000       11,987.50     13,112.36      6/30/2003        8,761.36      9,923.58      5/31/2006       15,071.64     16,607.08
8/31/2000       12,981.26     14,575.70      7/31/2003        9,078.52     10,387.01      6/30/2006       15,162.07     16,655.25
9/30/2000       12,471.10     13,982.47      8/31/2003        9,427.14     10,822.23      7/31/2006       14,754.21     16,185.57
10/31/2000      11,606.85     12,840.10      9/30/2003        9,400.74     10,688.03      8/31/2006       14,965.20     16,533.56
11/30/2000       9,681.28     10,653.43      10/31/2003      10,188.52     11,502.46      9/30/2006       15,107.37     16,684.01
12/31/2000      10,399.63     11,327.79      11/30/2003      10,654.14     11,899.29      10/31/2006      15,837.05     17,514.88
1/31/2001       10,452.66     11,944.03      12/31/2003      10,818.21     12,146.80      11/30/2006      16,149.04     18,148.91
2/28/2001        9,263.15     10,492.83      1/30/2004       11,182.79     12,581.66      12/31/2006      16,307.30     18,194.29
3/31/2001        8,422.06      9,529.59      2/27/2004       11,309.15     12,801.83
4/30/2001        9,310.58     10,537.82      3/31/2004       11,382.66     12,855.60


C CLASS SHARES
12-31-02 through 12-31-06

-----------------------------------------    -----------------------------------------
                   SMALL     DOW JONES                          SMALL     DOW JONES
                    TO      WILSHIRE 4500                        TO      WILSHIRE 4500
                  MID-CAP    COMPLETION                        MID-CAP    COMPLETION
  DATE             FUND        INDEX           DATE             FUND        INDEX
-----------------------------------------    -----------------------------------------
12/31/2002      10,000.00       10,000.00    1/31/2005       16,435.16       16,409.59
1/31/2003        9,706.00        9,784.00    2/28/2005       16,818.10       16,727.94
2/28/2003        9,466.26        9,535.49    3/31/2005       16,557.42       16,406.76
3/31/2003        9,568.50        9,676.61    4/30/2005       15,969.63       15,807.92
4/30/2003       10,348.33       10,482.67    5/31/2005       16,871.92       16,750.07
5/31/2003       11,271.40       11,478.53    6/30/2005       17,344.33       17,296.12
6/30/2003       11,572.35       11,751.72    7/31/2005       18,294.80       18,269.89
7/31/2003       11,990.11       12,300.52    8/31/2005       18,144.78       18,059.79
8/31/2003       12,448.13       12,815.91    9/30/2005       18,342.56       18,197.04
9/30/2003       12,407.05       12,657.00    10/31/2005      17,959.20       17,769.41
10/31/2003      13,439.32       13,621.46    11/30/2005      18,726.06       18,599.25
11/30/2003      14,048.12       14,091.40    12/31/2005      18,759.76       18,688.52
12/31/2003      14,253.22       14,384.50    1/31/2006       19,943.51       19,916.36
1/30/2004       14,732.13       14,899.47    2/28/2006       19,752.05       19,719.19
2/27/2004       14,889.77       15,160.21    3/31/2006       20,524.35       20,470.49
3/31/2004       14,979.10       15,223.88    4/30/2006       20,600.29       20,554.42
4/30/2004       14,219.66       14,611.88    5/31/2006       19,580.58       19,666.46
5/28/2004       14,445.76       14,832.52    6/30/2006       19,696.10       19,723.50
6/30/2004       14,958.58       15,240.41    7/31/2006       19,156.43       19,167.29
7/30/2004       14,227.11       14,396.09    8/31/2006       19,416.96       19,579.39
8/31/2004       14,151.70       14,397.53    9/30/2006       19,595.59       19,757.56
9/30/2004       14,801.26       14,950.40    10/31/2006      20,532.26       20,741.49
10/29/2004      14,965.56       15,226.98    11/30/2006      20,928.54       21,492.33
11/30/2004      16,120.90       16,289.82    12/31/2006      21,118.99       21,546.06
12/31/2004      16,770.57       16,985.40


A CLASS SHARES
6-30-98 through 12-31-06

-----------------------------------------    -----------------------------------------
                   SMALL     DOW JONES                          SMALL     DOW JONES
                    TO      WILSHIRE 4500                        TO      WILSHIRE 4500
                  MID-CAP    COMPLETION                        MID-CAP    COMPLETION
  DATE             FUND        INDEX           DATE             FUND        INDEX
-----------------------------------------    -----------------------------------------
9/30/2003        9,425.00       10,000.00    5/31/2005       12,939.16       13,233.84
10/31/2003      10,215.76       10,762.00    6/30/2005       13,306.64       13,665.27
11/30/2003      10,680.57       11,133.29    7/31/2005       14,045.16       14,434.62
12/31/2003      10,840.78       11,364.86    8/31/2005       13,937.01       14,268.62
1/30/2004       11,202.87       11,771.72    9/30/2005       14,097.28       14,377.06
2/27/2004       11,331.70       11,977.73    10/31/2005      13,812.52       14,039.20
3/31/2004       11,404.22       12,028.04    11/30/2005      14,406.46       14,694.83
4/30/2004       10,830.59       11,544.51    12/31/2005      14,438.15       14,765.37
5/28/2004       11,006.04       11,718.83    1/31/2006       15,363.64       15,735.45
6/30/2004       11,408.87       12,041.10    2/28/2006       15,223.83       15,579.67
7/30/2004       10,850.97       11,374.02    3/31/2006       15,823.65       16,173.26
8/31/2004       10,798.89       11,375.16    4/30/2006       15,896.43       16,239.57
9/30/2004       11,299.96       11,811.96    5/31/2006       15,120.69       15,538.02
10/29/2004      11,434.43       12,030.49    6/30/2006       15,214.44       15,583.08
11/30/2004      12,328.60       12,870.21    7/31/2006       14,806.69       15,143.64
12/31/2004      12,830.37       13,419.77    8/31/2006       15,018.43       15,469.22
1/31/2005       12,577.61       12,964.84    9/30/2006       15,162.60       15,609.99
2/28/2005       12,871.93       13,216.36    10/31/2006      15,896.47       16,387.37
3/31/2005       12,680.14       12,962.61    11/30/2006      16,211.22       16,980.60
4/30/2005       12,241.40       12,489.47    12/31/2006      16,371.71       17,023.05


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                   8/24/92          6/24/98            12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV          NAV        CDSC(2)     NAV       POP(3)
--------------------------------------------------------------------------------------------------------
One Year                         13.75%           13.22%       12.58%       11.45%    13.39%      6.87%
Five Years                       13.40%           12.92%          n/a          n/a       n/a        n/a
Ten Years                        10.22%              n/a          n/a          n/a       n/a        n/a
Since Inception, Annualized      12.49%            6.19%       20.65%          n/a    18.27%     16.14%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

FINANCIAL .................................................................25.4%
TECHNOLOGY ................................................................13.8%
CONSUMER CYCLICALS ........................................................10.7%
HEALTHCARE .................................................................9.8%
ENERGY .....................................................................7.3%
COMMERCIAL SERVICES ........................................................7.1%
CONSUMER SERVICES ..........................................................6.2%
INDUSTRIALS ................................................................4.4%
BASIC MATERIALS ............................................................4.2%
OTHER .....................................................................11.1%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/06
--------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC .....................................................3.1%
GENENTECH INC ..............................................................1.5%
ACCENTURE LTD-CL A .........................................................1.3%
AMERICAN EAGLE OUTFITTERS ..................................................1.1%
NUVEEN INVESTMENTS .........................................................0.9%
NATIONWIDE .................................................................0.9%
HOSPITALITY PROPERTIES TRUST ...............................................0.9%
EQUITY LIFESTYLE PROPERTIES ................................................0.8%
LOEWS ......................................................................0.8%
GENERAL GROWTH PROPERTIES ..................................................0.8%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective June 1, 2001, SSgA Funds Management, Inc. manages the Small to Mid Cap Fund (formerly managed by Symphony Asset Management, Inc. from September 15, 1995 until May 31, 2001). Prior to Symphony, the Small to Mid Cap Portfolio was managed by Wells Fargo Nikko Investment Advisors from inception.

--------------------------------------------------------------------------------
WHEN INVESTING IN SMALL CAP STOCKS YOU WILL NOTICE GREATER FLUCTUATIONS IN MARKET VALUE.

THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS AN UNMANAGED INDEX OF STOCKS OF MEDIUM AND SMALL CAPITALIZATION COMPANIES NOT IN THE S&P 500. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

--------------------------------------------------------------------------------
[GRAPHIC]                   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

2006 saw another year of impressive returns for the foreign-stock markets with a weak dollar providing an additional boost. European markets were strong performers driven by corporate cash flow, merger activity and a renewed enthusiasm for equities given their levels of valuation. Japan was the weakest region whilst emerging markets enjoyed their fourth consecutive year of gains, after another year of record inflows from foreign investors. From a sector standpoint, fears of slower growth and weaker commodity prices took their toll on the cyclical sectors. Healthcare was also a poor performer, with disappointing revenue growth and relatively high valuations. Utilities on the other hand performed well, driven by investors searching for yield and strong merger activity, particularly in Europe.

o     REVIEW OF FUND PERFORMANCE

The Accessor International Equity Fund gained 33.13% in 2006, significantly outperforming its benchmark, the MSCI EAFE + EM Index that gained 27.76% over the same time period. Regional allocation, albeit positive (thanks to an underweight in Japan), had a small positive impact on total performance. Stock selection was the main positive contributor. From a sector standpoint, the Fund adopted a consistent strategy throughout the year with an underweight in cyclical sectors and, in the second part of the year, in health care and consumer staples which, given their levels of relative valuation, provided limited upside. The financial sector has been overweight over the year, and the Fund has progressively reduced its weight to a more neutral level towards the end of 2006.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
8                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
               INTERNATIONAL EQUITY FUND VS. MSCI EAFE + EM INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
               INTERNATIONAL    MSCI                        INTERNATIONAL   MSCI                         INTERNATIONAL   MSCI
                  EQUITY      EAFE + EM                        EQUITY      EAFE + EM                        EQUITY      EAFE + EM
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
---------------------------------------      ---------------------------------------      ---------------------------------------
12/31/1995      10,000.00     10,000.00      9/30/1999       16,763.75     13,732.47      5/31/2003       11,235.98     10,039.12
1/31/1996        9,984.00     10,116.06      10/31/1999      17,375.62     14,228.76      6/30/2003       11,432.61     10,317.48
2/29/1996       10,206.64     10,120.89      11/30/1999      18,974.18     14,798.00      7/31/2003       11,672.69     10,606.28
3/31/1996       10,548.57     10,311.62      12/31/1999      21,827.90     16,181.54      8/31/2003       11,880.46     10,908.81
4/30/1996       10,962.07     10,622.12      1/31/2000       20,003.09     15,266.87      9/30/2003       12,153.71     11,220.82
5/31/1996       10,978.51     10,452.74      2/29/2000       21,231.28     15,658.71      10/31/2003      12,777.20     11,946.42
6/30/1996       11,161.85     10,514.91      3/31/2000       21,231.28     16,213.60      11/30/2003      13,170.74     12,201.40
7/31/1996       10,604.88     10,165.56      4/30/2000       19,617.70     15,294.61      12/31/2003      14,165.13     13,148.19
8/31/1996       10,708.81     10,207.44      5/31/2000       18,785.91     14,899.63      1/30/2004       14,415.85     13,363.25
9/30/1996       10,859.80     10,456.21      6/30/2000       19,452.81     15,479.13      2/27/2004       14,711.38     13,705.59
10/31/1996      10,859.80     10,320.20      7/31/2000       18,698.04     14,816.15      3/31/2004       14,679.01     13,798.10
11/30/1996      11,313.74     10,699.53      8/31/2000       18,797.14     14,941.00      4/30/2004       14,209.28     13,409.07
12/31/1996      11,378.23     10,583.82      9/30/2000       17,834.73     14,150.29      5/28/2004       14,274.65     13,434.23
1/31/1997       11,386.19     10,354.85      10/31/2000      16,807.45     13,742.75      6/30/2004       14,525.88     13,709.74
2/28/1997       11,427.18     10,560.89      11/30/2000      15,955.31     13,157.20      7/30/2004       14,077.03     13,286.89
3/31/1997       11,509.46     10,567.73      12/31/2000      16,469.07     13,612.23      8/31/2004       14,175.57     13,398.97
4/30/1997       11,567.01     10,649.31      1/31/2001       16,217.09     13,795.50      9/30/2004       14,656.12     13,795.69
5/31/1997       12,307.29     11,296.42      2/28/2001       14,960.27     12,754.92      10/29/2004      15,104.60     14,251.73
6/30/1997       12,965.73     11,937.03      3/31/2001       13,835.26     11,864.48      11/30/2004      16,012.38     15,266.07
7/31/1997       13,738.49     12,154.68      4/30/2001       14,611.41     12,669.75      12/31/2004      16,681.70     15,943.62
8/31/1997       12,808.40     11,202.01      5/31/2001       14,228.59     12,295.56      1/31/2005       16,286.35     15,690.12
9/30/1997       13,711.39     11,805.95      6/30/2001       13,878.57     11,823.71      2/28/2005       17,032.26     16,450.30
10/31/1997      12,491.07     10,778.54      7/31/2001       13,441.40     11,551.46      3/31/2005       16,483.82     15,964.20
11/30/1997      12,408.63     10,656.43      8/31/2001       12,993.80     11,279.42      4/30/2005       16,144.25     15,599.26
12/31/1997      12,624.54     10,773.11      9/30/2001       11,660.63     10,076.47      5/31/2005       16,199.15     15,682.24
1/31/1998       13,024.74     11,116.18      10/31/2001      11,912.50     10,370.37      6/30/2005       16,440.51     15,936.92
2/28/1998       13,672.07     11,850.20      11/30/2001      12,119.78     10,824.56      7/31/2005       16,978.12     16,506.67
3/31/1998       14,284.58     12,239.92      12/31/2001      12,381.57     10,962.42      8/31/2005       17,405.97     16,892.92
4/30/1998       14,727.40     12,329.51      1/31/2002       11,704.30     10,474.49      9/30/2005       17,910.74     17,754.46
5/31/1998       14,862.89     12,103.51      2/28/2002       11,802.61     10,558.92      10/31/2005      17,362.67     17,150.81
6/30/1998       14,778.18     12,078.51      3/31/2002       12,415.17     11,141.67      11/30/2005      18,076.28     17,704.61
7/31/1998       15,391.47     12,232.69      4/30/2002       12,611.33     11,221.45      12/31/2005      19,074.09     18,560.45
8/31/1998       13,288.99     10,543.70      5/31/2002       12,721.05     11,337.95      1/31/2006       20,920.46     19,832.59
9/30/1998       12,803.95     10,300.42      6/30/2002       12,327.97     10,855.73      2/28/2006       20,866.06     19,795.10
10/31/1998      13,179.10     11,377.45      7/31/2002       11,005.18      9,805.56      3/31/2006       21,437.79     20,387.17
11/30/1998      13,851.24     11,993.28      8/31/2002       11,092.12      9,800.34      4/30/2006       22,503.25     21,442.01
12/31/1998      14,654.61     12,415.96      9/30/2002        9,758.84      8,749.61      5/31/2006       21,272.33     20,426.51
1/31/1999       15,105.97     12,369.09      10/31/2002      10,393.17      9,229.08      6/30/2006       21,172.35     20,427.13
2/28/1999       14,593.88     12,108.50      11/30/2002      10,918.02      9,668.14      7/31/2006       21,381.95     20,645.70
3/31/1999       15,374.65     12,701.34      12/31/2002      10,546.81      9,344.07      8/31/2006       21,952.85     21,213.66
4/30/1999       15,998.86     13,307.99      1/31/2003        9,935.10      8,986.32      9/30/2006       22,150.43     21,271.36
5/31/1999       15,227.72     12,681.45      2/28/2003        9,640.02      8,777.36      10/31/2006      23,096.25     22,127.53
6/30/1999       16,231.22     13,271.60      3/31/2003        9,443.37      8,603.78      11/30/2006      24,184.08     22,941.38
7/31/1999       16,606.16     13,590.96      4/30/2003       10,503.86      9,448.86      12/31/2006      25,390.87     23,712.21
8/31/1999       16,780.53     13,650.55


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
               INTERNATIONAL    MSCI                        INTERNATIONAL   MSCI                         INTERNATIONAL   MSCI
                  EQUITY      EAFE + EM                        EQUITY      EAFE + EM                        EQUITY      EAFE + EM
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
---------------------------------------      ---------------------------------------      ---------------------------------------
7/31/1998       10,000.00     10,000.00      5/31/2001        9,113.21     10,051.40      3/31/2004        9,284.84     11,279.70
8/31/1998        8,628.00      8,619.28      6/30/2001        8,885.38      9,665.67      4/30/2004        8,985.87     10,961.67
9/30/1998        8,312.22      8,420.41      7/31/2001        8,601.04      9,443.11      5/28/2004        9,029.00     10,982.24
10/31/1998       8,555.76      9,300.86      8/31/2001        8,309.47      9,220.72      6/30/2004        9,177.98     11,207.47
11/30/1998       8,981.84      9,804.29      9/30/2001        7,456.09      8,237.33      7/30/2004        8,893.46     10,861.79
12/31/1998       9,498.30     10,149.82      10/31/2001       7,612.66      8,477.59      8/31/2004        8,957.50     10,953.41
1/31/1999        9,791.79     10,111.51      11/30/2001       7,740.56      8,848.88      9/30/2004        9,249.51     11,277.72
2/28/1999        9,458.87      9,898.48      12/31/2001       7,903.88      8,961.58      10/29/2004       9,527.00     11,650.53
3/31/1999        9,960.19     10,383.12      1/31/2002        7,462.85      8,562.70      11/30/2004      10,103.38     12,479.73
4/30/1999       10,360.59     10,879.04      2/28/2002        7,527.03      8,631.73      12/31/2004      10,522.67     13,033.62
5/31/1999        9,852.92     10,366.85      3/31/2002        7,918.43      9,108.11      1/31/2005       10,266.97     12,826.39
6/30/1999       10,499.28     10,849.29      4/30/2002        8,039.58      9,173.33      2/28/2005       10,736.17     13,447.82
7/31/1999       10,737.61     11,110.36      5/31/2002        8,103.90      9,268.57      3/31/2005       10,380.80     13,050.44
8/31/1999       10,844.98     11,159.08      6/30/2002        7,847.82      8,874.36      4/30/2005       10,166.96     12,752.11
9/30/1999       10,827.63     11,226.04      7/31/2002        7,008.10      8,015.86      5/31/2005       10,195.42     12,819.95
10/31/1999      11,213.10     11,631.75      8/31/2002        7,064.87      8,011.60      6/30/2005       10,345.30     13,028.14
11/30/1999      12,240.22     12,097.09      9/30/2002        6,211.43      7,152.64      7/31/2005       10,679.45     13,493.90
12/31/1999      14,077.47     13,228.11      10/31/2002       6,623.87      7,544.61      8/31/2005       10,949.64     13,809.66
1/31/2000       12,889.33     12,480.39      11/30/2002       6,943.80      7,903.53      9/30/2005       11,262.80     14,513.95
2/29/2000       13,680.74     12,800.71      12/31/2002       6,709.10      7,638.61      10/31/2005      10,913.65     14,020.48
3/31/2000       13,673.90     13,254.32      1/31/2003        6,317.96      7,346.15      11/30/2005      11,362.20     14,473.20
4/30/2000       12,630.58     12,503.06      2/28/2003        6,125.89      7,175.33      12/31/2005      11,988.26     15,172.83
5/31/2000       12,089.99     12,180.17      3/31/2003        6,005.21      7,033.43      1/31/2006       13,147.53     16,212.78
6/30/2000       12,510.72     12,653.91      4/30/2003        6,674.20      7,724.27      2/28/2006       13,112.03     16,182.14
7/31/2000       12,026.56     12,111.93      5/31/2003        7,136.72      8,206.80      3/31/2006       13,467.36     16,666.14
8/31/2000       12,075.87     12,214.00      6/30/2003        7,257.33      8,434.35      4/30/2006       14,136.69     17,528.45
9/30/2000       11,456.37     11,567.61      7/31/2003        7,406.83      8,670.44      5/31/2006       13,353.52     16,698.30
10/31/2000      10,794.20     11,234.45      8/31/2003        7,542.37      8,917.76      6/30/2006       13,282.75     16,698.80
11/30/2000      10,245.85     10,755.77      9/30/2003        7,712.83      9,172.81      7/31/2006       13,410.26     16,877.48
12/31/2000      10,565.52     11,127.75      10/31/2003       8,096.93      9,765.98      8/31/2006       13,765.63     17,341.78
1/31/2001       10,401.76     11,277.57      11/30/2003       8,346.32      9,974.43      9/30/2006       13,886.77     17,388.95
2/28/2001        9,590.42     10,426.92      12/31/2003       8,972.29     10,748.40      10/31/2006      14,470.01     18,088.85
3/31/2001        8,864.42      9,698.99      1/30/2004        9,128.41     10,924.21      11/30/2006      15,138.53     18,754.16
4/30/2001        9,355.51     10,357.29      2/27/2004        9,313.71     11,204.07      12/31/2006      15,893.94     19,384.30


C CLASS SHARES
12-31-02 through 12-31-06

---------------------------------------      ---------------------------------------
               INTERNATIONAL    MSCI                        INTERNATIONAL   MSCI
                  EQUITY      EAFE + EM                        EQUITY      EAFE + EM
  DATE             FUND        INDEX           DATE             FUND        INDEX
---------------------------------------      ---------------------------------------
12/31/2002      10,000.00     10,000.00      1/31/2005       15,144.39     16,791.52
1/31/2003        9,409.00      9,617.13      2/28/2005       15,828.92     17,605.07
2/28/2003        9,138.96      9,393.50      3/31/2005       15,300.23     17,084.84
3/31/2003        8,941.56      9,207.74      4/30/2005       14,978.93     16,694.28
4/30/2003        9,937.65     10,112.14      5/31/2005       15,020.87     16,783.09
5/31/2003       10,622.35     10,743.83      6/30/2005       15,228.16     17,055.65
6/30/2003       10,798.69     11,041.74      7/31/2005       15,715.46     17,665.39
7/31/2003       11,016.82     11,350.81      8/31/2005       16,098.92     18,078.76
8/31/2003       11,214.02     11,674.58      9/30/2005       16,544.86     19,000.78
9/30/2003       11,462.97     12,008.48      10/31/2005      16,027.00     18,354.75
10/31/2003      12,023.51     12,785.02      11/30/2005      16,669.69     18,947.42
11/30/2003      12,397.44     13,057.91      12/31/2005      17,571.52     19,863.34
12/31/2003      13,309.89     14,071.15      1/31/2006       19,251.35     21,224.78
1/30/2004       13,537.49     14,301.31      2/28/2006       19,189.75     21,184.66
2/27/2004       13,817.72     14,667.68      3/31/2006       19,698.28     21,818.29
3/31/2004       13,765.21     14,766.69      4/30/2006       20,673.34     22,947.17
4/30/2004       13,319.22     14,350.34      5/31/2006       19,511.50     21,860.39
5/28/2004       13,360.51     14,377.28      6/30/2006       19,408.09     21,861.05
6/30/2004       13,588.97     14,672.13      7/31/2006       19,584.70     22,094.96
7/30/2004       13,152.77     14,219.59      8/31/2006       20,093.90     22,702.80
8/31/2004       13,246.15     14,339.54      9/30/2006       20,260.68     22,764.55
9/30/2004       13,671.35     14,764.10      10/31/2006      21,111.63     23,680.82
10/29/2004      14,076.02     15,252.16      11/30/2006      22,086.99     24,551.80
11/30/2004      14,916.36     16,337.70      12/31/2006      23,164.84     25,376.74
12/31/2004      15,527.93     17,062.82


A CLASS SHARES
9-30-03 through 12-31-06

---------------------------------------      ---------------------------------------
               INTERNATIONAL    MSCI                        INTERNATIONAL    MSCI
                  EQUITY      EAFE + EM                        EQUITY      EAFE + EM
  DATE             FUND        INDEX           DATE             FUND        INDEX
---------------------------------------      ---------------------------------------
9/30/2003        9,425.00     10,000.00      5/31/2005       12,471.60     13,976.03
10/31/2003       9,890.60     10,646.66      6/30/2005       12,658.67     14,203.00
11/30/2003      10,204.13     10,873.90      7/31/2005       13,066.28     14,710.76
12/31/2003      10,958.21     11,717.67      8/31/2005       13,396.86     15,054.99
1/30/2004       11,144.50     11,909.34      9/30/2005       13,770.63     15,822.79
2/27/2004       11,381.88     12,214.43      10/31/2005      13,354.76     15,284.82
3/31/2004       11,347.73     12,296.88      11/30/2005      13,898.30     15,778.36
4/30/2004       10,983.47     11,950.17      12/31/2005      14,652.97     16,541.09
5/28/2004       11,034.00     11,972.60      1/31/2006       16,069.92     17,674.82
6/30/2004       11,220.47     12,218.13      2/28/2006       16,018.49     17,641.41
7/30/2004       10,873.76     11,841.29      3/31/2006       16,459.00     18,169.07
8/31/2004       10,949.87     11,941.17      4/30/2006       17,273.72     19,109.13
9/30/2004       11,314.50     12,294.73      5/31/2006       16,323.67     18,204.13
10/29/2004      11,652.81     12,701.15      6/30/2006       16,238.78     18,204.67
11/30/2004      12,355.47     13,605.13      7/31/2006       16,399.55     18,399.46
12/31/2004      12,870.70     14,208.97      8/31/2006       16,832.50     18,905.63
1/31/2005       12,556.65     13,983.05      9/30/2006       16,985.67     18,957.05
2/28/2005       13,133.00     14,660.52      10/31/2006      17,699.07     19,720.08
3/31/2005       12,700.93     14,227.31      11/30/2006      18,530.93     20,445.38
4/30/2005       12,438.02     13,902.07      12/31/2006      19,448.21     21,132.34


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                   10/3/94          7/6/98             12/30/02              9/29/03
                           -----------------------------------------------------------------------------
                                   NAV              NAV          NAV         CDSC(2)   NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                         33.13%           32.59%       31.82%       30.50%    32.73%    25.09%
Five Years                       15.44%           14.99%          n/a          n/a       n/a       n/a
Ten Years                         8.35%              n/a          n/a          n/a       n/a       n/a
Since Inception, Annualized       8.30%            5.75%       23.65%          n/a    24.73%    22.48%

--------------------------------------------------------------------------------
                        COUNTRY ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

JAPAN .....................................................................17.2%
UNITED KINGDOM ............................................................12.9%
GERMANY ...................................................................11.5%
ITALY ......................................................................8.9%
GREECE .....................................................................5.7%
FRANCE .....................................................................5.3%
NORWAY .....................................................................4.7%
SWITZERLAND ................................................................2.8%
SPAIN ......................................................................2.7%
OTHER .....................................................................28.3%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/06
--------------------------------------------------------------------------------

TOTAL SA ...................................................................2.7%
DANIELI & CO. SPA ..........................................................2.5%
WHITBREAD PLC ..............................................................2.2%
NATIONAL BANK OF GREECE ....................................................2.1%
TELEFONICA SA ..............................................................2.0%
TELENOR ASA ................................................................2.0%
ROYAL DUTCH SHELL A SHARES .................................................1.9%
ASTALDI SPA ................................................................1.9%
HYPO REAL ESTATE ...........................................................1.8%
ALLIANZ SE .................................................................1.8%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective October 1, 2005, Pictet Asset Management Ltd. manages the International Equity Fund (formerly managed by JPMorgan Fleming Asset Management (London), Ltd. from January 7, 2002 until September 30, 2005. Prior to JPMorgan, the International Equity Portfolio was managed by Nicholas-Applegate Capital Management from inception).

--------------------------------------------------------------------------------
BY INVESTING IN INTERNATIONAL STOCKS YOU WILL BE SUBJECTED TO CURRENCY FLUCTUATIONS AND POLITICAL AND ECONOMIC INSTABILITY. INVESTMENTS IN SECURITIES OF EMERGING INVOLVES POTENTIAL RISKS RELATING TO POLITICAL AND ECONOMIC UNCERTAINTIES. UNDER CERTAIN MARKET CONDITIONS, THESE SECURITIES COULD BE CONSIDERED LESS LIQUID.

THE MSCI EAFE + EM INDEX (FORMERLY THE MSCI EAFE + EMF INDEX) IS AN UNMANAGED INDEX OF 47 DEVELOPED (EXCLUDING THE UNITED STATES AND CANADA) AND EMERGING MARKET COUNTRIES, INCLUDING JAPAN, THE UNITED KINGDOM, GERMANY AND FRANCE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                      9

--------------------------------------------------------------------------------
[GRAPHIC]                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The high-yield market had strong performance in 2006. Lehman Brothers US Corporate High Yield Index returned 11.87%, surpassing most broad fixed-income indices.

The high-yield market began the year with a healthy momentum, then weakened markedly in the second quarter as the Federal Reserve continued to raise rates. The market rebounded in the second half as the Federal Reserve switched to a neutral policy in the summer. Market fundamentals continued to improve throughout the year as earnings and cash flows were healthy and default rates were at record low.

With this backdrop of positive developments, high-yield-to-treasuries spread tightened by 76 basis points during 2006. However, mutual funds experienced substantial outflows from investors (close to $3 billion) during the year - most of the outflows occurred in the first half of year. The primary market was active, with a record level of $145 billion in new issuance consisting of 308 issues. The size of the market remains stable at just under $1 trillion.

Credit risk was rewarded heavily as CCC-rated bonds outperformed B's and BB's. Outperforming industries in 2006 included automotive, cable and paper while the underperforming areas were gaming/lodging, healthcare, energy and utilities.

o     REVIEW OF FUND PERFORMANCE

Accessor High Yield Bond Fund (the "Fund") gained 10.82% over 2006 while the benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index returned 11.87%. A significant contributor to the underperformance was the automotive sector. In late 2006, the Lehman index changed significantly with the inclusion of large fallen-angel automotive names, such as GM and Ford. These names were making up close to 10% of the index and were distressed. The Fund's sub-advisor, Financial Management Advisors, LLC ("FMA"), underweighted the automotive sector relative to the benchmark. As these firms and especially GM significantly outperformed during the year, this hurt the Fund's relative performance. However, FMA made up most of the variance by security selection and the overweighting of B-rated bonds. In addition, the Fund benefited by underweighting the gaming/lodging, energy and utilities sectors. This was somewhat offset by the underweight in paper and overweighting in healthcare.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
10                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
    HIGH YIELD BOND FUND VS. LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
5-31-00 through 12-31-06

------------------------------------------   ------------------------------------------   ------------------------------------------
                   HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS
                   YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE
                   BOND      HIGH YIELD                         BOND      HIGH YIELD                         BOND      HIGH YIELD
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
------------------------------------------   ------------------------------------------   ------------------------------------------
5/31/2000       10,000.00       10,000.00    8/31/2002       10,245.28        9,581.32    11/30/2004      14,264.79       14,253.79
6/30/2000       10,156.00       10,204.00    9/30/2002       10,090.58        9,455.81    12/31/2004      14,440.24       14,466.17
7/31/2000       10,181.39       10,281.55    10/31/2002      10,045.17        9,373.54    1/31/2005       14,444.57       14,447.37
8/31/2000       10,299.49       10,351.46    11/30/2002      10,559.49        9,953.76    2/28/2005       14,680.02       14,659.74
9/30/2000       10,183.11       10,261.41    12/31/2002      10,617.56       10,093.12    3/31/2005       14,307.15       14,233.15
10/31/2000      10,044.62        9,933.04    1/31/2003       10,774.70       10,429.22    4/30/2005       14,088.25       14,095.08
11/30/2000       9,594.62        9,539.69    2/28/2003       10,882.45       10,557.50    5/31/2005       14,257.31       14,345.98
12/31/2000       9,953.46        9,723.81    3/31/2003       11,103.36       10,861.55    6/30/2005       14,502.53       14,627.16
1/31/2001       10,557.63       10,452.12    4/30/2003       11,629.66       11,505.64    7/31/2005       14,744.73       14,883.13
2/28/2001       10,635.76       10,591.14    5/31/2003       11,737.82       11,624.15    8/31/2005       14,822.87       14,911.41
3/31/2001       10,570.88       10,341.19    6/30/2003       12,048.87       11,958.93    9/30/2005       14,685.02       14,762.30
4/30/2001       10,613.17       10,212.95    7/31/2003       11,960.91       11,827.38    10/31/2005      14,527.89       14,658.96
5/31/2001       10,675.78       10,396.79    8/31/2003       12,085.31       11,963.39    11/30/2005      14,647.02       14,735.19
6/30/2001       10,416.36       10,105.68    9/30/2003       12,438.20       12,289.99    12/31/2005      14,758.34       14,861.91
7/31/2001       10,559.07       10,254.23    10/31/2003      12,735.47       12,538.25    1/31/2006       14,908.87       15,099.70
8/31/2001       10,668.88       10,375.23    11/30/2003      12,851.36       12,728.83    2/28/2006       15,102.69       15,200.87
9/30/2001       10,026.61        9,678.02    12/31/2003      13,189.36       13,016.50    3/31/2006       15,143.46       15,292.07
10/31/2001      10,244.19        9,917.06    1/30/2004       13,511.18       13,265.12    4/30/2006       15,264.61       15,386.89
11/30/2001      10,560.74       10,279.04    2/27/2004       13,413.90       13,231.96    5/31/2006       15,220.34       15,385.35
12/31/2001      10,468.86       10,236.89    3/31/2004       13,411.21       13,321.93    6/30/2006       15,107.71       15,331.50
1/31/2002       10,493.98       10,308.55    4/30/2004       13,401.82       13,231.34    7/31/2006       15,213.47       15,481.75
2/28/2002       10,540.16       10,164.23    5/28/2004       13,169.97       13,007.73    8/31/2006       15,405.16       15,732.55
3/31/2002       10,674.02       10,409.19    6/30/2004       13,388.59       13,193.75    9/30/2006       15,647.02       15,955.95
4/30/2002       10,798.90       10,571.57    7/30/2004       13,537.21       13,373.18    10/31/2006      15,900.50       16,172.95
5/31/2002       10,775.15       10,516.60    8/31/2004       13,718.61       13,635.29    11/30/2006      16,142.19       16,444.66
6/30/2002       10,344.14        9,741.53    9/30/2004       13,898.32       13,833.01    12/31/2006      16,353.65       16,625.55
7/31/2002       10,071.05        9,315.82    10/29/2004      14,108.18       14,083.38


INVESTOR CLASS SHARES
5-31-00 through 12-31-06

------------------------------------------   ------------------------------------------   ------------------------------------------
                   HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS
                   YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE
                   BOND      HIGH YIELD                         BOND      HIGH YIELD                         BOND      HIGH YIELD
  DATE             FUND        INDEX           DATE             FUND        INDEX           DATE             FUND        INDEX
------------------------------------------   ------------------------------------------   ------------------------------------------
5/31/2000       10,000.00       10,000.00    8/31/2002       10,129.58        9,581.32    11/30/2004      13,973.62       14,253.79
6/30/2000       10,152.00       10,204.00    9/30/2002        9,973.58        9,455.81    12/31/2004      14,127.33       14,466.17
7/31/2000       10,173.32       10,281.55    10/31/2002       9,935.68        9,373.54    1/31/2005       14,140.04       14,447.37
8/31/2000       10,287.26       10,351.46    11/30/2002      10,440.41        9,953.76    2/28/2005       14,364.87       14,659.74
9/30/2000       10,166.90       10,261.41    12/31/2002      10,492.61       10,093.12    3/31/2005       13,989.94       14,233.15
10/31/2000      10,024.56        9,933.04    1/31/2003       10,642.66       10,429.22    4/30/2005       13,770.30       14,095.08
11/30/2000       9,570.45        9,539.69    2/28/2003       10,743.76       10,557.50    5/31/2005       13,931.41       14,345.98
12/31/2000       9,924.56        9,723.81    3/31/2003       10,957.57       10,861.55    6/30/2005       14,165.46       14,627.16
1/31/2001       10,522.02       10,452.12    4/30/2003       11,472.57       11,505.64    7/31/2005       14,397.78       14,883.13
2/28/2001       10,596.72       10,591.14    5/31/2003       11,575.82       11,624.15    8/31/2005       14,475.52       14,911.41
3/31/2001       10,518.31       10,341.19    6/30/2003       11,879.11       11,958.93    9/30/2005       14,353.93       14,762.30
4/30/2001       10,565.64       10,212.95    7/31/2003       11,787.64       11,827.38    10/31/2005      14,187.42       14,658.96
5/31/2001       10,623.75       10,396.79    8/31/2003       11,903.16       11,963.39    11/30/2005      14,303.76       14,735.19
6/30/2001       10,360.28       10,105.68    9/30/2003       12,241.21       12,289.99    12/31/2005      14,425.34       14,861.91
7/31/2001       10,498.07       10,254.23    10/31/2003      12,530.10       12,538.25    1/31/2006       14,558.06       15,099.70
8/31/2001       10,592.55       10,375.23    11/30/2003      12,640.37       12,728.83    2/28/2006       14,761.87       15,200.87
9/30/2001        9,959.12        9,678.02    12/31/2003      12,967.75       13,016.50    3/31/2006       14,788.44       15,292.07
10/31/2001      10,162.29        9,917.06    1/30/2004       13,278.98       13,265.12    4/30/2006       14,906.75       15,386.89
11/30/2001      10,482.40       10,279.04    2/27/2004       13,178.06       13,231.96    5/31/2006       14,863.52       15,385.35
12/31/2001      10,387.01       10,236.89    3/31/2004       13,171.47       13,321.93    6/30/2006       14,753.53       15,331.50
1/31/2002       10,406.74       10,308.55    4/30/2004       13,158.30       13,231.34    7/31/2006       14,856.80       15,481.75
2/28/2002       10,446.29       10,164.23    5/28/2004       12,925.40       13,007.73    8/31/2006       15,044.00       15,732.55
3/31/2002       10,574.78       10,409.19    6/30/2004       13,134.79       13,193.75    9/30/2006       15,295.23       15,955.95
4/30/2002       10,694.27       10,571.57    7/30/2004       13,266.14       13,373.18    10/31/2006      15,529.25       16,172.95
5/31/2002       10,666.47       10,516.60    8/31/2004       13,451.86       13,635.29    11/30/2006      15,765.29       16,444.66
6/30/2002       10,235.54        9,741.53    9/30/2004       13,624.05       13,833.01    12/31/2006      15,889.84       16,625.55
7/31/2002        9,961.23        9,315.82    10/29/2004      13,825.68       14,083.38


C CLASS SHARES
12-31-02 through 12-31-06

------------------------------------------   ------------------------------------------
                   HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS
                   YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE
                   BOND      HIGH YIELD                         BOND      HIGH YIELD
  DATE             FUND        INDEX           DATE             FUND        INDEX
------------------------------------------   ------------------------------------------
12/31/2002      10,000.00       10,000.00    1/31/2005       13,327.81       14,314.08
1/31/2003       10,138.00       10,333.00    2/28/2005       13,534.39       14,524.50
2/28/2003       10,231.27       10,460.10    3/31/2005       13,178.43       14,101.84
3/31/2003       10,430.78       10,761.35    4/30/2005       12,966.26       13,965.05
4/30/2003       10,916.85       11,399.49    5/31/2005       13,110.19       14,213.63
5/31/2003       11,009.65       11,516.91    6/30/2005       13,325.19       14,492.21
6/30/2003       11,292.59       11,848.60    7/31/2005       13,537.06       14,745.83
7/31/2003       11,201.12       11,718.26    8/31/2005       13,584.44       14,773.84
8/31/2003       11,308.66       11,853.02    9/30/2005       13,458.11       14,626.10
9/30/2003       11,618.51       12,176.61    10/31/2005      13,291.23       14,523.72
10/31/2003      11,898.52       12,422.58    11/30/2005      13,402.88       14,599.25
11/30/2003      11,987.76       12,611.40    12/31/2005      13,492.67       14,724.80
12/31/2003      12,292.25       12,896.42    1/31/2006       13,620.85       14,960.40
1/30/2004       12,582.34       13,142.74    2/28/2006       13,788.39       15,060.63
2/27/2004       12,481.69       13,109.88    3/31/2006       13,800.80       15,150.99
3/31/2004       12,480.44       13,199.03    4/30/2006       13,913.97       15,244.93
4/30/2004       12,451.73       13,109.28    5/31/2006       13,849.96       15,243.41
5/28/2004       12,226.36       12,887.73    6/30/2006       13,735.01       15,190.05
6/30/2004       12,419.53       13,072.02    7/31/2006       13,820.17       15,338.92
7/30/2004       12,547.45       13,249.80    8/31/2006       13,981.86       15,587.41
8/31/2004       12,705.55       13,509.50    9/30/2006       14,204.17       15,808.75
9/30/2004       12,861.83       13,705.39    10/31/2006      14,410.13       16,023.75
10/29/2004      13,047.04       13,953.45    11/30/2006      14,617.64       16,292.95
11/30/2004      13,181.42       14,122.29    12/31/2006      14,797.44       16,472.17
12/31/2004      13,321.15       14,332.71


A CLASS SHARES
9-30-03 through 12-31-06

------------------------------------------   ------------------------------------------
                   HIGH    LEHMAN BROTHERS                      HIGH    LEHMAN BROTHERS
                   YIELD   U.S. CORPORATE                       YIELD   U.S. CORPORATE
                   BOND      HIGH YIELD                         BOND      HIGH YIELD
  DATE             FUND        INDEX           DATE             FUND        INDEX
------------------------------------------   ------------------------------------------
9/30/2003        9,525.00       10,000.00    5/31/2005       10,878.96       11,672.89
10/31/2003       9,751.70       10,202.00    6/30/2005       11,054.11       11,901.68
11/30/2003       9,829.71       10,357.07    7/31/2005       11,246.45       12,109.96
12/31/2003      10,086.26       10,591.14    8/31/2005       11,293.68       12,132.97
1/30/2004       10,330.35       10,793.43    9/30/2005       11,195.43       12,011.64
2/27/2004       10,253.91       10,766.45    10/31/2005      11,063.32       11,927.56
3/31/2004       10,260.06       10,839.66    11/30/2005      11,151.83       11,989.58
4/30/2004       10,251.85       10,765.95    12/31/2005      11,244.39       12,092.69
5/28/2004       10,072.44       10,584.01    1/31/2006       11,356.83       12,286.18
6/30/2004       10,237.63       10,735.36    2/28/2006       11,503.34       12,368.49
7/30/2004       10,340.01       10,881.36    3/31/2006       11,520.59       12,442.70
8/31/2004       10,485.80       11,094.63    4/30/2006       11,621.97       12,519.85
9/30/2004       10,621.07       11,255.50    5/31/2006       11,575.49       12,518.60
10/29/2004      10,779.32       11,459.23    6/30/2006       11,487.51       12,474.78
11/30/2004      10,896.82       11,597.89    7/31/2006       11,565.63       12,597.03
12/31/2004      11,018.86       11,770.69    8/31/2006       11,709.04       12,801.11
1/31/2005       11,030.98       11,755.39    9/30/2006       11,902.24       12,982.88
2/28/2005       11,208.58       11,928.20    10/31/2006      12,092.68       13,159.45
3/31/2005       10,921.64       11,581.09    11/30/2006      12,263.18       13,380.53
4/30/2005       10,742.53       11,468.75    12/31/2006      12,420.15       13,527.71


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS               A CLASS
INCEPTION DATE                   5/1/00           5/1/00             12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV            NAV            NAV        CDSC(2)     NAV       POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          10.82%          10.71%        9.65%        8.56%    10.44%      5.19%
Five Years                         9.34%           8.99%          n/a          n/a       n/a        n/a
Ten Years                           n/a              n/a          n/a          n/a       n/a        n/a
Since Inception, Annualized        7.41%           7.02%       10.28%          n/a     8.52%      6.91%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY ....................................................20.6%
CONSUMER STAPLES ..........................................................19.4%
TELECOMM ..................................................................17.5%
INDUSTRIALS ...............................................................13.3%
UTILITIES ..................................................................8.9%
MATERIALS ..................................................................6.4%
INFORMATION TECHNOLOGY .....................................................4.5%
FINANCIALS .................................................................4.5%
ENERGY .....................................................................4.5%
OTHER ......................................................................0.4%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/06
--------------------------------------------------------------------------------

WILLIAMS COS INC ...........................................................1.7%
SUNGARD DATA ...............................................................1.7%
HEALTHSOUTH ................................................................1.7%
EL PASO CORP ...............................................................1.7%
QWEST CAPITAL FUNDING ......................................................1.6%
HANESBRANDS ................................................................1.6%
FREESCALE SEMICONDUCTOR ....................................................1.6%
FORD MOTOR CREDIT CO .......................................................1.6%
AMSCAN HOLDINGS INC ........................................................1.6%
IMC GLOBAL INC .............................................................1.5%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.

--------------------------------------------------------------------------------
BY INVESTING IN HIGH YIELD BONDS YOU WILL BE SUBJECTED TO GREATER PRICE VOLATILITY BASED ON FLUCTUATIONS IN ISSUER AND CREDIT QUALLITY.

THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS AN UNMANAGED INDEX OF FIXED-RATE CORPORATE BONDS RATED BELOW INVESTMENT GRADE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      11

--------------------------------------------------------------------------------
[GRAPHIC]                INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

At the end of 2005, the yield curve was relatively flat as there was only a four-basis-point spread between the two- and 10-year yields. By the end of 2006, with the Federal Reserve having increased the Federal Funds rate from 4.25% to 5.25%, the yield curve became inverted. This was illustrated by the 3-month Treasury bill yielding 5.04% and the 30-Year U.S. Treasury bond yielding 4.78% at year end. Both interest rates and the yield curve were volatile throughout the year. That said, the best performing instrument in 2006 was the 3-month Treasury Bill with a 4.83% return. The Lehman 1-5 Year Government /Credit Index produced a 4.22% while the Lehman Corporate/Credit Index gained 3.78%. It was certainly a year whereby shorter-dated instruments outperformed longer-dated vehicles, due to the reinvestment opportunity of short-term funds, and the lower duration exposure of those funds. In the credit area, mortgages (5.22%) and collateralized mortgage backed securities (4.73%) were among the best-performing sectors in the market place, followed by the corporate and agency. Overall, it was profitable to be invested in the non-Treasury sectors. Within the corporate area, the finance sector continued its excellent performance.

o     REVIEW OF FUND PERFORMANCE

Accessor Intermediate Fixed-Income Fund (the "Fund") slightly underperformed its benchmark, the Lehman Government/Credit Index, in 2006 by five basis points. The benchmark returned 3.78% while the portfolio gained 3.73%. Starting in 2006, the portfolio was structured to continue expecting a flatter yield curve with rising interest rates across the board. This decision worked favorably for the portfolio as both of those forecasts materialized. Throughout most of the year, the duration of the portfolio was shorter than its benchmark. The Fund's sub-advisor, Cypress Asset Management, concentrated its investments in the short-end of the curve to take advantage of the higher reinvestment rates.
Additionally, the Fund was over-weighted in commercial mortgage-backed securities ("CMBS"), which turned out to be a favorable decision due to the excellent returns posted by this sector compared to the corporate and agency sectors. Overall, the portfolio was able to avoid extreme volatility, thanks to its diversified approach.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
12                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
   INTERMEDIATE FIXED-INCOME FUND VS. LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

------------------------------------------   -----------------------------------------    -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                              LEHMAN BROTHERS
               INTERMEDIATE  GOVERNEMENT/                  INTERMEDIATE  GOVERNEMENT/                   INTERMEDIATE   GOVERNMENT/
               FIXED-INCOME     CREDIT                     FIXED-INCOME     CREDIT                      FIXED-INCOME      CREDIT
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    -----------------------------------------
12/31/1995      10,000.00       10,000.00    9/30/1999       11,746.51       12,147.25    5/31/2003       16,409.43       17,218.94
1/31/1996       10,050.00       10,062.00    10/31/1999      11,747.68       12,178.83    6/30/2003       16,356.92       17,150.07
2/29/1996        9,846.99        9,848.69    11/30/1999      11,741.81       12,171.53    7/31/2003       15,593.05       16,431.48
3/31/1996        9,771.17        9,765.96    12/31/1999      11,640.83       12,097.28    8/31/2003       15,750.54       16,539.93
4/30/1996        9,702.77        9,698.57    1/31/2000       11,594.27       12,093.65    9/30/2003       16,232.50       17,064.24
5/31/1996        9,689.19        9,682.08    2/29/2000       11,663.83       12,244.82    10/31/2003      16,021.48       16,847.53
6/30/1996        9,810.30        9,811.82    3/31/2000       11,838.79       12,421.15    11/30/2003      16,066.34       16,893.01
7/31/1996        9,825.02        9,834.39    4/30/2000       11,763.02       12,360.28    12/31/2003      16,243.07       17,060.26
8/31/1996        9,789.65        9,810.79    5/31/2000       11,683.03       12,349.16    1/30/2004       16,408.75       17,215.50
9/30/1996        9,955.09        9,985.42    6/30/2000       11,952.91       12,601.08    2/27/2004       16,602.37       17,425.53
10/31/1996      10,167.13       10,218.08    7/31/2000       12,047.34       12,734.65    3/31/2004       16,731.87       17,585.85
11/30/1996      10,372.51       10,406.09    8/31/2000       12,229.25       12,914.21    4/30/2004       16,236.61       17,045.96
12/31/1996      10,255.30       10,290.59    9/30/2000       12,303.85       12,963.29    5/28/2004       16,132.69       16,959.03
1/31/1997       10,255.30       10,302.93    10/31/2000      12,357.99       13,044.96    6/30/2004       16,213.36       17,028.56
2/28/1997       10,274.79       10,324.57    11/30/2000      12,585.38       13,268.02    7/30/2004       16,441.97       17,209.06
3/31/1997       10,151.49       10,201.71    12/31/2000      12,827.02       13,529.40    8/31/2004       16,754.36       17,573.89
4/30/1997       10,296.66       10,350.65    1/31/2001       13,038.66       13,756.70    9/30/2004       16,754.36       17,635.40
5/31/1997       10,373.88       10,446.91    2/28/2001       13,242.07       13,898.39    10/29/2004      16,873.32       17,788.83
6/30/1997       10,501.48       10,572.28    3/31/2001       13,310.92       13,962.32    11/30/2004      16,694.46       17,591.38
7/31/1997       10,819.67       10,895.79    4/30/2001       13,163.17       13,857.61    12/31/2004      16,871.42       17,777.84
8/31/1997       10,695.25       10,773.76    5/31/2001       13,218.46       13,937.98    1/31/2005       17,003.02       17,900.51
9/30/1997       10,856.75       10,942.90    6/30/2001       13,292.48       14,004.88    2/28/2005       16,906.10       17,782.37
10/31/1997      11,006.57       11,117.99    7/31/2001       13,628.78       14,353.61    3/31/2005       16,848.62       17,657.89
11/30/1997      11,018.68       11,176.92    8/31/2001       13,820.95       14,537.33    4/30/2005       17,126.62       17,922.76
12/31/1997      11,139.88       11,294.27    9/30/2001       13,921.84       14,671.07    5/31/2005       17,342.42       18,146.79
1/31/1998       11,302.52       11,453.52    10/31/2001      14,228.12       15,043.72    6/30/2005       17,481.16       18,264.75
2/28/1998       11,257.31       11,430.62    11/30/2001      13,993.36       14,797.00    7/31/2005       17,250.41       18,058.36
3/31/1998       11,291.09       11,466.05    12/31/2001      13,854.82       14,680.11    8/31/2005       17,552.29       18,327.43
4/30/1998       11,320.44       11,523.38    1/31/2002       14,007.23       14,787.27    9/30/2005       17,355.70       18,087.34
5/31/1998       11,449.50       11,646.68    2/28/2002       14,189.32       14,912.96    10/31/2005      17,234.21       17,931.79
6/30/1998       11,557.12       11,765.48    3/31/2002       13,874.32       14,610.23    11/30/2005      17,304.88       18,023.24
7/31/1998       11,562.90       11,774.89    4/30/2002       14,197.59       14,893.67    12/31/2005      17,490.04       18,194.46
8/31/1998       11,767.56       12,004.50    5/31/2002       14,369.38       15,030.69    1/31/2006       17,493.54       18,161.71
9/30/1998       12,045.28       12,347.83    6/30/2002       14,602.16       15,158.45    2/28/2006       17,556.51       18,210.75
10/31/1998      11,945.30       12,260.16    7/31/2002       14,818.27       15,340.35    3/31/2006       17,303.70       18,010.43
11/30/1998      12,025.34       12,333.72    8/31/2002       15,087.97       15,683.98    4/30/2006       17,227.56       17,954.59
12/31/1998      12,073.44       12,363.32    9/30/2002       15,348.99       16,021.18    5/31/2006       17,196.55       17,943.82
1/31/1999       12,144.67       12,451.10    10/31/2002      15,134.10       15,867.38    6/30/2006       17,218.91       17,985.09
2/28/1999       11,824.05       12,154.76    11/30/2002      15,059.95       15,876.90    7/31/2006       17,372.16       18,218.90
3/31/1999       11,868.98       12,215.54    12/31/2002      15,477.11       16,297.64    8/31/2006       17,785.61       18,506.76
4/30/1999       11,876.10       12,246.08    1/31/2003       15,452.34       16,297.64    9/30/2006       17,940.35       18,688.12
5/31/1999       11,720.53       12,119.94    2/28/2003       15,801.57       16,587.74    10/31/2006      18,040.81       18,805.86
6/30/1999       11,644.34       12,082.37    3/31/2003       15,725.72       16,566.17    11/30/2006      18,296.99       19,025.89
7/31/1999       11,621.05       12,048.54    4/30/2003       15,917.57       16,743.43    12/31/2006      18,145.13       18,881.29
8/31/1999       11,616.41       12,038.90


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

------------------------------------------   -----------------------------------------    -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                              LEHMAN BROTHERS
               INTERMEDIATE  GOVERNEMENT/                  INTERMEDIATE  GOVERNEMENT/                   INTERMEDIATE   GOVERNMENT/
               FIXED-INCOME     CREDIT                     FIXED-INCOME     CREDIT                      FIXED-INCOME      CREDIT
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    -----------------------------------------
7/31/1998       10,000.00       10,000.00    5/31/2001       11,272.17       11,837.04    3/31/2004       14,063.40       14,935.04
8/31/1998       10,175.00       10,195.00    6/30/2001       11,329.66       11,893.86    4/30/2004       13,641.50       14,476.54
9/30/1998       10,410.04       10,486.58    7/31/2001       11,611.76       12,190.01    5/28/2004       13,537.82       14,402.71
10/31/1998      10,318.43       10,412.12    8/31/2001       11,770.85       12,346.04    6/30/2004       13,612.28       14,461.76
11/30/1998      10,383.44       10,474.60    9/30/2001       11,852.06       12,459.63    7/30/2004       13,797.41       14,615.05
12/31/1998      10,419.78       10,499.73    10/31/2001      12,106.88       12,776.10    8/31/2004       14,054.04       14,924.89
1/31/1999       10,477.09       10,574.28    11/30/2001      11,901.07       12,566.57    9/30/2004       14,048.42       14,977.13
2/28/1999       10,196.31       10,322.61    12/31/2001      11,778.49       12,467.30    10/29/2004      14,131.30       15,107.43
3/31/1999       10,230.97       10,374.23    1/31/2002       11,903.34       12,558.31    11/30/2004      13,987.16       14,939.74
4/30/1999       10,233.02       10,400.16    2/28/2002       12,053.32       12,665.06    12/31/2004      14,128.43       15,098.10
5/31/1999       10,094.87       10,293.04    3/31/2002       11,780.92       12,407.96    1/31/2005       14,234.40       15,202.27
6/30/1999       10,025.22       10,261.13    4/30/2002       12,049.52       12,648.67    2/28/2005       14,136.18       15,101.94
7/31/1999       10,001.16       10,232.40    5/31/2002       12,190.50       12,765.04    3/31/2005       14,082.46       14,996.23
8/31/1999        9,984.16       10,224.22    6/30/2002       12,373.36       12,873.54    4/30/2005       14,321.86       15,221.17
9/30/1999       10,100.97       10,316.23    7/31/2002       12,551.53       13,028.02    5/31/2005       14,485.13       15,411.43
10/31/1999      10,098.95       10,343.06    8/31/2002       12,784.99       13,319.85    6/30/2005       14,595.22       15,511.61
11/30/1999      10,088.85       10,336.85    9/30/2002       13,001.06       13,606.23    7/31/2005       14,398.18       15,336.33
12/31/1999       9,998.05       10,273.80    10/31/2002      12,813.84       13,475.61    8/31/2005       14,664.55       15,564.84
1/31/2000        9,953.06       10,270.71    11/30/2002      12,745.93       13,483.69    9/30/2005       14,500.31       15,360.94
2/29/2000       10,008.80       10,399.10    12/31/2002      13,092.62       13,841.01    10/31/2005      14,387.21       15,228.84
3/31/2000       10,154.93       10,548.84    1/31/2003       13,065.12       13,841.01    11/30/2005      14,459.14       15,306.50
4/30/2000       10,085.87       10,497.15    2/28/2003       13,353.86       14,087.38    12/31/2005      14,602.29       15,451.91
5/31/2000       10,013.25       10,487.71    3/31/2003       13,284.42       14,069.07    1/31/2006       14,603.75       15,424.10
6/30/2000       10,240.56       10,701.66    4/30/2003       13,441.18       14,219.61    2/28/2006       14,651.94       15,465.75
7/31/2000       10,317.36       10,815.09    5/31/2003       13,851.14       14,623.44    3/31/2006       14,435.09       15,295.62
8/31/2000       10,469.02       10,967.59    6/30/2003       13,799.89       14,564.95    4/30/2006       14,365.80       15,248.21
9/30/2000       10,528.70       11,009.26    7/31/2003       13,137.49       13,954.68    5/31/2006       14,347.13       15,239.06
10/31/2000      10,570.81       11,078.62    8/31/2003       13,275.44       14,046.78    6/30/2006       14,347.13       15,274.11
11/30/2000      10,751.57       11,268.07    9/30/2003       13,675.03       14,492.06    7/31/2006       14,469.08       15,472.67
12/31/2000      10,962.30       11,490.05    10/31/2003      13,491.78       14,308.01    8/31/2006       14,820.68       15,717.14
1/31/2001       11,136.61       11,683.08    11/30/2003      13,513.37       14,346.64    9/30/2006       14,931.83       15,871.17
2/28/2001       11,307.00       11,803.42    12/31/2003      13,667.42       14,488.68    10/31/2006      15,009.48       15,971.16
3/31/2001       11,360.14       11,857.71    1/30/2004       13,790.43       14,620.52    11/30/2006      15,230.12       16,158.02
4/30/2001       11,229.50       11,768.78    2/27/2004       13,949.02       14,798.89    12/31/2006      15,085.43       16,035.22


C CLASS SHARES
12-31-02 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
               INTERMEDIATE  GOVERNEMENT/                  INTERMEDIATE  GOVERNEMENT/
               FIXED-INCOME     CREDIT                     FIXED-INCOME     CREDIT
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
12/31/2002      10,000.00       10,000.00    1/31/2005       10,767.63       10,983.50
1/31/2003        9,978.00       10,000.00    2/28/2005       10,689.02       10,911.01
2/28/2003       10,194.52       10,178.00    3/31/2005       10,643.06       10,834.63
3/31/2003       10,137.43       10,164.77    4/30/2005       10,818.67       10,997.15
4/30/2003       10,251.99       10,273.53    5/31/2005       10,937.68       11,134.62
5/31/2003       10,560.57       10,565.30    6/30/2005       11,016.43       11,206.99
6/30/2003       10,518.33       10,523.04    7/31/2005       10,862.20       11,080.35
7/31/2003       10,009.24       10,082.12    8/31/2005       11,052.29       11,245.45
8/31/2003       10,110.34       10,148.67    9/30/2005       10,909.71       11,098.13
9/30/2003       10,411.62       10,470.38    10/31/2005      10,824.62       11,002.69
10/31/2003      10,268.98       10,337.40    11/30/2005      10,871.16       11,058.80
11/30/2003      10,282.33       10,365.32    12/31/2005      10,967.91       11,163.86
12/31/2003      10,387.21       10,467.93    1/31/2006       10,966.82       11,143.77
1/30/2004       10,487.97       10,563.19    2/28/2006       10,997.52       11,173.86
2/27/2004       10,604.39       10,692.06    3/31/2006       10,829.26       11,050.94
3/31/2004       10,679.68       10,790.43    4/30/2006       10,772.95       11,016.69
4/30/2004       10,355.01       10,459.16    5/31/2006       10,744.94       11,010.08
5/28/2004       10,281.49       10,405.82    6/30/2006       10,749.24       11,035.40
6/30/2004       10,324.68       10,448.48    7/31/2006       10,836.31       11,178.86
7/30/2004       10,460.96       10,559.24    8/31/2006       11,083.38       11,355.49
8/31/2004       10,651.35       10,783.09    9/30/2006       11,170.93       11,466.77
9/30/2004       10,642.83       10,820.83    10/31/2006      11,224.55       11,539.01
10/29/2004      10,701.37       10,914.98    11/30/2006      11,374.96       11,674.02
11/30/2004      10,589.00       10,793.82    12/31/2006      11,271.45       11,585.29
12/31/2004      10,691.71       10,908.23


A CLASS SHARES
9-30-03 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
               INTERMEDIATE  GOVERNEMENT/                  INTERMEDIATE  GOVERNEMENT/
               FIXED-INCOME     CREDIT                     FIXED-INCOME     CREDIT
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
9/30/2003        9,525.00       10,000.00    5/31/2005       10,121.59       10,634.40
10/31/2003       9,399.27        9,873.00    6/30/2005       10,200.54       10,703.52
11/30/2003       9,416.19        9,899.66    7/31/2005       10,063.85       10,582.57
12/31/2003       9,517.88        9,997.66    8/31/2005       10,237.95       10,740.25
1/30/2004        9,604.50       10,088.64    9/30/2005       10,121.24       10,599.55
2/27/2004        9,715.91       10,211.72    10/31/2005      10,048.37       10,508.40
3/31/2004        9,797.52       10,305.67    11/30/2005      10,096.60       10,561.99
4/30/2004        9,505.56        9,989.29    12/31/2005      10,194.54       10,662.33
5/28/2004        9,435.21        9,938.34    1/31/2006       10,195.56       10,643.14
6/30/2004        9,489.00        9,979.09    2/28/2006       10,230.22       10,671.87
7/30/2004        9,620.89       10,084.87    3/31/2006       10,080.86       10,554.48
8/31/2004        9,801.77       10,298.67    4/30/2006       10,034.49       10,521.76
9/30/2004        9,799.80       10,334.71    5/31/2006       10,014.42       10,515.45
10/29/2004       9,859.58       10,424.62    6/30/2006       10,025.44       10,539.64
11/30/2004       9,761.97       10,308.91    7/31/2006       10,112.66       10,676.65
12/31/2004       9,863.50       10,418.19    8/31/2006       10,351.32       10,845.34
1/31/2005        9,938.46       10,490.07    9/30/2006       10,439.30       10,951.63
2/28/2005        9,871.87       10,420.84    10/31/2006      10,495.67       11,020.62
3/31/2005        9,836.33       10,347.89    11/30/2006      10,642.61       11,149.56
4/30/2005       10,004.54       10,503.11    12/31/2006      10,542.57       11,064.83


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS               A CLASS
INCEPTION DATE                   6/15/92          7/14/98            12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV          NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          3.73%            3.30%        2.76%        1.74%     3.39%      -1.52%
Five Years                        5.54%            5.08%          n/a          n/a       n/a         n/a
Ten Years                         5.87%              n/a          n/a          n/a       n/a         n/a
Since Inception, Annualized       5.96%            4.99%        2.99%          n/a     3.39%       1.85%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed Securities) ..............................36.1%
CORPORATE ISSUES ..........................................................28.5%
U.S. GOVERNMENT AND AGENCY SECURITIES .....................................28.7%
OTHER ......................................................................6.7%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(5) AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES ................................................35.1%
AAA .......................................................................22.0%
AA .........................................................................4.8%
A .........................................................................17.2%
BAA .......................................................................16.2%
BA .........................................................................4.7%
AVERAGE CREDIT QUALITY ......................................................AA2

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Effective September 21, 1998, Cypress Asset Management manages the Intermediate Fixed-Income Fund (formerly managed by Smith Barney Capital Management from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(5)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
WHEN INVESTING IN BOND FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY THE FUND. RETURN OF PRINCIPAL IS NOT GUARANTEED.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      13

--------------------------------------------------------------------------------
[GRAPHIC]                  SHORT-INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

At the end of 2005, the yield curve was relatively flat as there was only a four-basis-point spread between the two- and 10-year yields. By the end of 2006, with the Federal Reserve having increased the Federal Funds rate from 4.25% to 5.25%, the yield curve became inverted. This was illustrated by the 3-month Treasury bill yielding 5.04% and the 30-Year U.S. Treasury bond yielding 4.78% at year end. Both interest rates and the yield curve were volatile throughout the year. That said, the best performing instrument in 2006 was the 3-month Treasury Bill with a 4.83% return. The Lehman 1-5 Year Government /Credit Index produced a 4.22% while the Lehman Corporate/Credit Index gained 3.78%. It was certainly a year whereby shorter-dated instruments outperformed longer-dated vehicles, due to the reinvestment opportunity of short-term funds, and the lower duration exposure of those funds. In the credit area, mortgages (5.22%) and collateralized mortgage backed securities (4.73%) were among the best-performing sectors in the market place, followed by the corporate and agency. Overall, it was profitable to be invested in the non-Treasury sectors. Within the corporate area, the finance sector continued its excellent performance.

o     REVIEW OF FUND PERFORMANCE

Accessor Short-Intermediate Fixed-Income Fund (the "Fund") underperformed its benchmark, the Lehman 1-5 Year Government/Credit Index, in 2006 by 0.38%. The benchmark returned 4.24% in 2006 while the portfolio gained 3.86% over the same time period. Starting in 2006, the Fund's sub-advisor, Cypress Asset Management, concentrated its investments in the short-end of the curve to take advantage of the higher reinvestment rates. This decision worked favorably for the portfolio as both of those forecasts materialized. Only in the third quarter did the performance lag the index, as interest rates declined in that quarter, providing a greater boost to portfolios with longer durations. The portfolio's duration was, for most of the year, shorter than that of the index. The portfolio also was overweighted in the commercial mortgage-backed securities ("CMBS") sector, which was one of the best-performing sectors in the market. The decision to overweight the CMBS sector also contributed to the Fund's performance. The Fund's diversification continues to provide positive results, as there was no one security that had a large negative impact on the portfolio. On the other hand, a few securities (Provident Cap, Fidelity National Finance, Odyssey Holdings, FFL 2000-1 IO, and ASC 1995-MD4 A4) produced excellent relative returns for the portfolio.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
14                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
  SHORT-INTERMEDIATE FIXED-INCOME FUND VS. LEHMAN BROTHERS GOVERNMENT/CORPORATE
                                 1-5 YEAR INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

------------------------------------------   -----------------------------------------    ------------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                               LEHMAN BROTHERS
                  SHORT-      GOVERNMENT/                     SHORT-      GOVERNMENT/                      SHORT-       GOVERNMENT/
               INTERMEDIATE   CORPORATE                    INTERMEDIATE   CORPORATE                     INTERMEDIATE    COPORATE
               FIXED-INCOME   1 - 5 YEAR                   FIXED-INCOME   1 - 5 YEAR                    FIXED-INCOME    1 - 5 YEAR
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    ------------------------------------------
12/31/1995      10,000.00       10,000.00    9/30/1999       11,903.17       12,281.32    5/31/2003       14,956.84       16,272.81
1/31/1996       10,081.00       10,092.00    10/31/1999      11,907.93       12,314.48    6/30/2003       14,977.78       16,290.71
2/29/1996       10,012.45       10,023.37    11/30/1999      11,938.89       12,335.42    7/31/2003       14,648.27       16,062.64
3/31/1996        9,970.40        9,992.30    12/31/1999      11,922.17       12,325.55    8/31/2003       14,686.35       16,070.67
4/30/1996        9,952.45        9,984.31    1/31/2000       11,879.25       12,300.90    9/30/2003       14,930.15       16,340.66
5/31/1996        9,953.45        9,991.30    2/29/2000       11,854.31       12,394.38    10/31/2003      14,834.59       16,234.45
6/30/1996       10,035.06       10,079.22    3/31/2000       11,939.66       12,486.10    11/30/2003      14,836.08       16,236.07
7/31/1996       10,060.15       10,115.51    4/30/2000       11,985.03       12,488.60    12/31/2003      14,919.16       16,359.46
8/31/1996       10,077.25       10,140.79    5/31/2000       12,004.20       12,526.06    1/30/2004       14,968.39       16,424.90
9/30/1996       10,186.09       10,253.36    6/30/2000       12,181.87       12,698.92    2/27/2004       15,064.19       16,553.02
10/31/1996      10,314.43       10,396.90    7/31/2000       12,251.30       12,789.09    3/31/2004       15,144.03       16,644.06
11/30/1996      10,405.20       10,496.71    8/31/2000       12,365.24       12,910.58    4/30/2004       14,936.56       16,374.42
12/31/1996      10,364.62       10,469.42    9/30/2000       12,500.02       13,030.65    5/28/2004       14,876.81       16,333.49
1/31/1997       10,417.48       10,517.58    10/31/2000      12,542.52       13,086.68    6/30/2004       14,903.59       16,354.72
2/28/1997       10,423.73       10,538.62    11/30/2000      12,669.20       13,229.33    7/30/2004       14,990.03       16,447.94
3/31/1997       10,383.08       10,504.89    12/31/2000      12,819.96       13,425.12    8/31/2004       15,157.92       16,637.09
4/30/1997       10,478.60       10,606.79    1/31/2001       13,019.96       13,629.18    9/30/2004       15,189.75       16,637.09
5/31/1997       10,539.38       10,684.22    2/28/2001       13,167.08       13,740.94    10/29/2004      15,271.77       16,715.29
6/30/1997       10,619.48       10,768.63    3/31/2001       13,230.28       13,853.62    11/30/2004      15,186.25       16,598.28
7/31/1997       10,760.72       10,928.00    4/30/2001       13,172.07       13,869.55    12/31/2004      15,239.40       16,663.01
8/31/1997       10,727.36       10,912.70    5/31/2001       13,244.52       13,951.38    1/31/2005       15,254.64       16,658.02
9/30/1997       10,830.34       11,014.19    6/30/2001       13,302.79       14,004.40    2/28/2005       15,225.66       16,594.71
10/31/1997      10,932.14       11,113.32    7/31/2001       13,515.64       14,231.27    3/31/2005       15,199.78       16,554.89
11/30/1997      10,934.33       11,134.43    8/31/2001       13,641.33       14,346.54    4/30/2005       15,318.33       16,687.33
12/31/1997      11,019.62       11,215.72    9/30/2001       13,855.50       14,581.82    5/31/2005       15,416.37       16,784.11
1/31/1998       11,137.53       11,345.82    10/31/2001      13,944.18       14,761.18    6/30/2005       15,471.87       16,831.11
2/28/1998       11,123.05       11,345.82    11/30/2001      13,721.07       14,671.14    7/31/2005       15,433.19       16,743.59
3/31/1998       11,154.19       11,385.53    12/31/2001      13,688.14       14,638.86    8/31/2005       15,565.92       16,889.26
4/30/1998       11,201.04       11,441.32    1/31/2002       13,731.94       14,693.02    9/30/2005       15,511.44       16,804.81
5/31/1998       11,269.37       11,511.11    2/28/2002       13,788.24       14,782.65    10/31/2005      15,499.03       16,764.48
6/30/1998       11,317.83       11,575.57    3/31/2002       13,648.98       14,633.35    11/30/2005      15,548.62       16,826.51
7/31/1998       11,368.76       11,624.19    4/30/2002       13,844.16       14,839.68    12/31/2005      15,601.49       16,902.23
8/31/1998       11,518.82       11,786.93    5/31/2002       13,956.30       14,956.91    1/31/2006       15,631.13       16,924.20
9/30/1998       11,708.89       12,007.34    6/30/2002       14,093.07       15,085.54    2/28/2006       15,646.76       16,932.66
10/31/1998      11,731.13       12,040.96    7/31/2002       14,236.82       15,266.57    3/31/2006       15,607.65       16,925.89
11/30/1998      11,724.09       12,031.33    8/31/2002       14,337.90       15,403.97    4/30/2006       15,638.86       16,973.28
12/31/1998      11,776.85       12,072.24    9/30/2002       14,409.59       15,605.76    5/31/2006       15,638.86       16,986.86
1/31/1999       11,834.56       12,132.60    10/31/2002      14,415.36       15,602.64    6/30/2006       15,668.58       17,014.04
2/28/1999       11,726.86       12,029.47    11/30/2002      14,386.52       15,582.35    7/31/2006       15,800.19       17,172.27
3/31/1999       11,799.57       12,119.69    12/31/2002      14,600.88       15,828.55    8/31/2006       15,934.49       17,331.97
4/30/1999       11,825.53       12,159.69    1/31/2003       14,593.58       15,838.05    9/30/2006       15,998.23       17,442.90
5/31/1999       11,759.31       12,111.05    2/28/2003       14,722.01       15,983.76    10/31/2006      16,073.42       17,523.13
6/30/1999       11,764.01       12,144.96    3/31/2003       14,726.42       16,012.53    11/30/2006      16,211.65       17,642.29
7/31/1999       11,769.89       12,157.10    4/30/2003       14,785.33       16,089.39    12/31/2006      16,203.55       17,619.36
8/31/1999       11,801.67       12,183.85


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

------------------------------------------   -----------------------------------------    ------------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                               LEHMAN BROTHERS
                  SHORT-      GOVERNMENT/                     SHORT-      GOVERNMENT/                      SHORT-       GOVERNMENT/
               INTERMEDIATE   CORPORATE                    INTERMEDIATE   CORPORATE                     INTERMEDIATE    COPORATE
               FIXED-INCOME   1 - 5 YEAR                   FIXED-INCOME   1 - 5 YEAR                    FIXED-INCOME    1 - 5 YEAR
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    ------------------------------------------
7/31/1998       10,000.00       10,000.00    5/31/2001       11,478.49       12,002.02    3/31/2004       12,959.63       14,318.47
8/31/1998       10,130.00       10,140.00    6/30/2001       11,532.44       12,047.63    4/30/2004       12,776.90       14,086.51
9/30/1998       10,293.09       10,329.62    7/31/2001       11,712.34       12,242.80    5/28/2004       12,721.96       14,051.29
10/31/1998      10,306.47       10,358.54    8/31/2001       11,815.41       12,341.97    6/30/2004       12,739.77       14,069.56
11/30/1998      10,296.17       10,350.25    9/30/2001       11,997.37       12,544.38    7/30/2004       12,798.37       14,149.75
12/31/1998      10,338.38       10,385.44    10/31/2001      12,069.35       12,698.68    8/31/2004       12,948.11       14,312.48
1/31/1999       10,376.63       10,437.37    11/30/2001      11,870.21       12,621.21    9/30/2004       12,959.77       14,312.48
2/28/1999       10,286.36       10,348.65    12/31/2001      11,827.48       12,593.45    10/29/2004      13,024.56       14,379.75
3/31/1999       10,344.99       10,426.27    1/31/2002       11,870.06       12,640.04    11/30/2004      12,947.72       14,279.09
4/30/1999       10,363.61       10,460.68    2/28/2002       11,913.97       12,717.15    12/31/2004      12,998.22       14,334.78
5/31/1999       10,301.43       10,418.83    3/31/2002       11,788.88       12,588.70    1/31/2005       12,995.62       14,330.48
6/30/1999       10,300.40       10,448.01    4/30/2002       11,952.74       12,766.20    2/28/2005       12,967.03       14,276.02
7/31/1999       10,301.43       10,458.45    5/31/2002       12,044.78       12,867.06    3/31/2005       12,951.46       14,241.76
8/31/1999       10,325.12       10,481.46    6/30/2002       12,158.00       12,977.71    4/30/2005       13,038.24       14,355.69
9/30/1999       10,408.76       10,565.31    7/31/2002       12,275.93       13,133.45    5/31/2005       13,116.47       14,438.95
10/31/1999      10,409.80       10,593.84    8/31/2002       12,356.95       13,251.65    6/30/2005       13,158.44       14,479.38
11/30/1999      10,431.66       10,611.85    9/30/2002       12,415.03       13,425.24    7/31/2005       13,121.60       14,404.09
12/31/1999      10,410.79       10,603.36    10/31/2002      12,413.79       13,422.56    8/31/2005       13,231.82       14,529.41
1/31/2000       10,369.15       10,582.15    11/30/2002      12,384.00       13,405.11    9/30/2005       13,192.12       14,456.76
2/29/2000       10,345.30       10,662.58    12/31/2002      12,562.33       13,616.91    10/31/2005      13,167.06       14,422.06
3/31/2000       10,415.65       10,741.48    1/31/2003       12,553.53       13,625.08    11/30/2005      13,207.88       14,475.42
4/30/2000       10,451.06       10,743.63    2/28/2003       12,658.98       13,750.43    12/31/2005      13,262.03       14,540.56
5/31/2000       10,463.60       10,775.86    3/31/2003       12,657.72       13,775.18    1/31/2006       13,275.29       14,559.47
6/30/2000       10,613.23       10,924.57    4/30/2003       12,702.02       13,841.30    2/28/2006       13,287.24       14,566.75
7/31/2000       10,669.48       11,002.13    5/31/2003       12,844.28       13,999.09    3/31/2006       13,264.65       14,560.92
8/31/2000       10,764.44       11,106.65    6/30/2003       12,857.13       14,014.49    4/30/2006       13,277.92       14,601.69
9/30/2000       10,877.47       11,209.94    7/31/2003       12,569.13       13,818.29    5/31/2006       13,287.21       14,613.37
10/31/2000      10,910.10       11,258.15    8/31/2003       12,598.04       13,825.20    6/30/2006       13,311.13       14,636.75
11/30/2000      11,006.11       11,380.86    9/30/2003       12,803.38       14,057.46    7/31/2006       13,409.63       14,772.87
12/31/2000      11,141.48       11,549.30    10/31/2003      12,717.60       13,966.09    8/31/2006       13,520.93       14,910.26
1/31/2001       11,300.81       11,724.85    11/30/2003      12,715.06       13,967.49    9/30/2006       13,573.66       15,005.69
2/28/2001       11,434.16       11,820.99    12/31/2003      12,781.18       14,073.64    10/31/2006      13,646.96       15,074.71
3/31/2001       11,484.47       11,917.92    1/30/2004       12,819.52       14,129.93    11/30/2006      13,761.59       15,177.22
4/30/2001       11,429.34       11,931.63    2/27/2004       12,896.44       14,240.15    12/31/2006      13,751.96       15,157.49


C CLASS SHARES
12-31-02 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
                  SHORT-      GOVERNMENT/                     SHORT-      GOVERNMENT/
               INTERMEDIATE   CORPORATE                    INTERMEDIATE   CORPORATE
               FIXED-INCOME   1 - 5 YEAR                   FIXED-INCOME   1 - 5 YEAR
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
12/31/2002      10,000.00       10,000.00    1/31/2005       10,245.29       10,524.03
1/31/2003        9,991.00       10,006.00    2/28/2005       10,210.46       10,484.04
2/28/2003       10,070.93       10,098.06    3/31/2005       10,193.10       10,458.88
3/31/2003       10,066.90       10,116.23    4/30/2005       10,264.45       10,542.55
4/30/2003       10,098.11       10,164.79    5/31/2005       10,312.70       10,603.69
5/31/2003       10,207.17       10,280.67    6/30/2005       10,340.54       10,633.38
6/30/2003       10,214.31       10,291.98    7/31/2005       10,306.42       10,578.09
7/31/2003        9,980.40       10,147.89    8/31/2005       10,385.78       10,670.12
8/31/2003        9,998.37       10,152.96    9/30/2005       10,349.43       10,616.77
9/30/2003       10,156.34       10,323.53    10/31/2005      10,323.55       10,591.29
10/31/2003      10,084.23       10,256.43    11/30/2005      10,348.33       10,630.48
11/30/2003      10,070.11       10,257.46    12/31/2005      10,382.48       10,678.31
12/31/2003      10,118.45       10,335.41    1/31/2006       10,378.33       10,692.20
1/30/2004       10,146.78       10,376.75    2/28/2006       10,380.40       10,697.54
2/27/2004       10,203.61       10,457.69    3/31/2006       10,354.45       10,693.26
3/31/2004       10,249.52       10,515.21    4/30/2006       10,358.59       10,723.20
4/30/2004       10,100.90       10,344.86    5/31/2006       10,358.59       10,731.78
5/28/2004       10,061.51       10,319.00    6/30/2006       10,359.63       10,748.95
6/30/2004       10,071.57       10,332.42    7/31/2006       10,437.33       10,848.92
7/30/2004       10,113.87       10,391.31    8/31/2006       10,516.65       10,949.81
8/31/2004       10,220.07       10,510.81    9/30/2006       10,550.30       11,019.89
9/30/2004       10,233.35       10,510.81    10/31/2006      10,599.89       11,070.58
10/29/2004      10,280.43       10,560.21    11/30/2006      10,673.03       11,145.86
11/30/2004      10,215.66       10,486.29    12/31/2006      10,660.22       11,131.37
12/31/2004      10,242.22       10,527.19


A CLASS SHARES
9-30-03 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
                  SHORT-      GOVERNMENT/                     SHORT-      GOVERNMENT/
               INTERMEDIATE   CORPORATE                    INTERMEDIATE   CORPORATE
               FIXED-INCOME   1 - 5 YEAR                   FIXED-INCOME   1 - 5 YEAR
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
9/30/2003       9,525.00        10,000.00    5/31/2005       9,773.54        10,271.38
10/31/2003      9,462.14         9,935.00    6/30/2005       9,814.59        10,300.14
11/30/2003      9,453.62         9,935.99    7/31/2005       9,788.09        10,246.58
12/31/2003      9,504.67        10,011.51    8/31/2005       9,861.50        10,335.72
1/30/2004       9,534.13        10,051.55    9/30/2005       9,832.90        10,284.05
2/27/2004       9,592.29        10,129.96    10/31/2005      9,814.22        10,259.36
3/31/2004       9,641.21        10,185.67    11/30/2005      9,843.66        10,297.32
4/30/2004       9,507.20        10,020.66    12/31/2005      9,883.03        10,343.66
5/28/2004       9,467.27         9,995.61    1/31/2006       9,892.92        10,357.11
6/30/2004       9,482.42        10,008.60    2/28/2006       9,900.83        10,362.29
7/30/2004       9,527.93        10,065.65    3/31/2006       9,883.01        10,358.14
8/31/2004       9,641.31        10,181.41    4/30/2006       9,892.89        10,387.15
9/30/2004       9,645.17        10,181.41    5/31/2006       9,899.82        10,395.45
10/29/2004      9,695.33        10,229.26    6/30/2006       9,907.74        10,412.09
11/30/2004      9,647.82        10,157.66    7/31/2006       9,988.98        10,508.92
12/31/2004      9,679.66        10,197.27    8/31/2006      10,071.89        10,606.65
1/31/2005       9,687.40        10,194.21    9/30/2006      10,110.16        10,674.54
2/28/2005       9,659.31        10,155.47    10/31/2006     10,163.75        10,723.64
3/31/2005       9,648.68        10,131.10    11/30/2006     10,239.98        10,796.56
4/30/2005       9,722.01        10,212.15    12/31/2006     10,232.81        10,782.52


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS               A CLASS
INCEPTION DATE                   5/18/92         7/14/98            12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV          NAV         CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          3.86%            3.68%        2.69%       1.67%      3.53%      -1.39%
Five Years                        3.43%            3.06%          n/a         n/a        n/a         n/a
Ten Years                         4.57%              n/a          n/a         n/a        n/a         n/a
Since Inception, Annualized       4.70%            3.85%        1.59%         n/a      2.34%       0.82%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY ................................................45.4%
CMBS (Commercial-Mortgage Backed Securities) ..............................27.9%
CORPORATE ISSUES ..........................................................21.2%
OTHER ......................................................................5.5%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(5) AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES ................................................47.7%
AAA .......................................................................18.6%
AA .........................................................................8.3%
A .........................................................................12.1%
BAA ........................................................................8.4%
BA .........................................................................3.4%
UNRATED ....................................................................1.5%
AVERAGE CREDIT QUALITY ......................................................AA1

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Effective September 21, 1998, Cypress Asset Management manages the Short-Intermediate Fixed-Income Fund (formerly managed by Bankers Trust Company from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(5)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
WHEN INVESTING IN FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY
THE  FUND.   RETURN  OF  PRINCIPAL  IS  NOT  GUARANTEED.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT 1-5 YEAR INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER, ALL WITH MATURITIES OF ONE TO FIVE YEARS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       15

--------------------------------------------------------------------------------
[GRAPHIC]                    MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Mortgage securities outperformed similarly-dated Treasury securities by 122 bps in 2006. For the year, mortgages were the second best-performing spread sector, lagging only CMBS. The strong performance was attributable primarily to tighter swap spreads and declining option premiums, or implied volatility. This was particularly impressive considering net MBS supply of $243 billion was the heaviest since 2001.

Foreign investors continued to diversify their dollar assets in 2006, reducing Treasury purchases in favor of higher-yielding spread assets. The increased demand from abroad absorbed the majority of net MBS supply, as GSEs further shrank their portfolios due to continued political pressure, and domestic bank purchases slowed as deposit growth leveled off and demand for commercial and industrial (C&I) loans increased.

o     REVIEW OF FUND PERFORMANCE

Accessor Mortgage Securities Fund (the "Fund") gained 3.92% in 2006, underperforming its benchmark, the Lehman Mortgage-Backed Securities Index, which returned 5.22% over the same time period. The Fund's sub-advisor, Blackrock Financial Management, Inc. maintained a shorter duration, which helped performance. The Fund's non-index allocations to CMOs and ARMs also helped. 30-years with coupons in the 5-7 year range outperformed 15-years with similar coupons, so the Fund's bias against 30-years slightly hurt its performance.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
16                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
  MORTGAGE SECURITIES FUND VS. LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

------------------------------------------   -----------------------------------------    -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                              LEHMAN BROTHERS
                             MORTGAGE-                                   MORTGAGE-                                     MORTGAGE-
                 MORTGAGE      BACKED                        MORTGAGE      BACKED                          MORTGAGE      BACKED
                SECURITIES   SECURITIES                     SECURITIES   SECURITIES                       SECURITIES   SECURITIES
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    -----------------------------------------
12/31/1995      10,000.00       10,000.00    9/30/1999       12,386.35       12,518.18    5/31/2003       16,182.78       16,674.38
1/31/1996       10,055.00       10,075.00    10/31/1999      12,433.41       12,590.79    6/30/2003       16,211.91       16,701.05
2/29/1996        9,959.48        9,991.38    11/30/1999      12,438.39       12,597.08    7/31/2003       15,847.14       16,388.75
3/31/1996        9,914.66        9,955.41    12/31/1999      12,381.17       12,566.85    8/31/2003       16,000.86       16,505.11
4/30/1996        9,885.91        9,927.53    1/31/2000       12,296.98       12,457.52    9/30/2003       16,244.07       16,785.69
5/31/1996        9,863.17        9,898.74    2/29/2000       12,432.25       12,602.02    10/31/2003      16,180.72       16,726.94
6/30/1996        9,983.50       10,035.35    3/31/2000       12,564.03       12,739.39    11/30/2003      16,200.14       16,762.07
7/31/1996       10,012.45       10,072.48    4/30/2000       12,574.08       12,748.30    12/31/2003      16,352.42       16,941.42
8/31/1996       10,006.45       10,072.48    5/31/2000       12,566.54       12,754.68    1/30/2004       16,481.61       17,048.15
9/30/1996       10,178.56       10,240.69    6/30/2000       12,836.72       13,027.63    2/27/2004       16,583.79       17,191.36
10/31/1996      10,366.86       10,441.40    7/31/2000       12,918.87       13,111.01    3/31/2004       16,645.15       17,267.00
11/30/1996      10,553.46       10,590.72    8/31/2000       13,102.32       13,310.29    4/30/2004       16,353.86       16,959.65
12/31/1996      10,497.53       10,535.65    9/30/2000       13,246.44       13,448.72    5/28/2004       16,293.35       16,922.34
1/31/1997       10,556.32       10,613.61    10/31/2000      13,325.92       13,545.55    6/30/2004       16,412.29       17,071.25
2/28/1997       10,595.37       10,648.63    11/30/2000      13,535.14       13,748.73    7/30/2004       16,556.72       17,224.89
3/31/1997       10,473.53       10,548.54    12/31/2000      13,754.41       13,970.09    8/31/2004       16,793.48       17,490.16
4/30/1997       10,664.15       10,716.26    1/31/2001       13,953.85       14,188.02    9/30/2004       16,808.60       17,516.39
5/31/1997       10,778.25       10,821.28    2/28/2001       14,043.15       14,268.89    10/29/2004      16,932.98       17,658.28
6/30/1997       10,900.05       10,947.89    3/31/2001       14,123.20       14,351.65    11/30/2004      16,880.49       17,614.13
7/31/1997       11,087.53       11,153.71    4/30/2001       14,123.20       14,371.75    12/31/2004      16,983.46       17,737.43
8/31/1997       11,065.35       11,126.94    5/31/2001       14,198.05       14,466.60    1/31/2005       17,059.88       17,831.44
9/30/1997       11,215.84       11,268.25    6/30/2001       14,227.87       14,496.98    2/28/2005       16,996.76       17,749.41
10/31/1997      11,352.67       11,393.33    7/31/2001       14,485.39       14,755.03    3/31/2005       16,952.57       17,715.69
11/30/1997      11,377.65       11,430.93    8/31/2001       14,618.66       14,884.87    4/30/2005       17,111.93       17,912.33
12/31/1997      11,498.25       11,534.95    9/30/2001       14,832.09       15,108.14    5/31/2005       17,211.17       18,053.84
1/31/1998       11,640.83       11,649.14    10/31/2001      15,035.29       15,316.63    6/30/2005       17,255.92       18,118.83
2/28/1998       11,630.35       11,673.61    11/30/2001      14,896.96       15,175.72    7/31/2005       17,183.45       18,028.24
3/31/1998       11,672.22       11,722.64    12/31/2001      14,810.56       15,118.05    8/31/2005       17,315.76       18,188.69
4/30/1998       11,743.42       11,789.45    1/31/2002       14,967.55       15,258.65    9/30/2005       17,230.91       18,092.29
5/31/1998       11,824.45       11,867.26    2/28/2002       15,135.19       15,432.60    10/31/2005      17,108.57       17,965.65
6/30/1998       11,877.66       11,924.23    3/31/2002       14,938.43       15,269.02    11/30/2005      17,168.45       18,024.93
7/31/1998       11,933.49       11,985.04    4/30/2002       15,228.24       15,557.60    12/31/2005      17,316.10       18,201.58
8/31/1998       12,034.92       12,094.11    5/31/2002       15,325.70       15,671.17    1/31/2006       17,349.00       18,259.82
9/30/1998       12,101.12       12,240.44    6/30/2002       15,417.65       15,799.67    2/28/2006       17,411.46       18,345.64
10/31/1998      12,091.43       12,224.53    7/31/2002       15,544.08       15,979.79    3/31/2006       17,273.91       18,189.70
11/30/1998      12,178.49       12,285.65    8/31/2002       15,680.87       16,106.03    4/30/2006       17,261.82       18,191.52
12/31/1998      12,236.95       12,338.48    9/30/2002       15,779.66       16,220.38    5/31/2006       17,244.56       18,156.96
1/31/1999       12,311.60       12,426.09    10/31/2002      15,825.42       16,282.02    6/30/2006       17,241.11       18,191.46
2/28/1999       12,261.12       12,376.38    11/30/2002      15,828.58       16,270.62    7/31/2006       17,446.28       18,451.60
3/31/1999       12,366.56       12,459.30    12/31/2002      15,978.95       16,439.84    8/31/2006       17,667.84       18,719.14
4/30/1999       12,388.82       12,516.62    1/31/2003       16,020.50       16,479.29    9/30/2006       17,789.75       18,850.18
5/31/1999       12,293.43       12,446.52    2/28/2003       16,110.21       16,589.70    10/31/2006      17,887.60       18,987.78
6/30/1999       12,249.17       12,402.96    3/31/2003       16,119.88       16,591.36    11/30/2006      18,062.89       19,206.14
7/31/1999       12,168.33       12,318.62    4/30/2003       16,171.46       16,661.05    12/31/2006      17,997.87       19,152.37
8/31/1999       12,180.50       12,318.62


INVESTOR CLASS SHARES
7-31-98 through 12-31-06

------------------------------------------   -----------------------------------------    -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS                              LEHMAN BROTHERS
                             MORTGAGE-                                   MORTGAGE-                                     MORTGAGE-
                 MORTGAGE      BACKED                        MORTGAGE      BACKED                          MORTGAGE      BACKED
                SECURITIES   SECURITIES                     SECURITIES   SECURITIES                       SECURITIES   SECURITIES
  DATE             FUND         INDEX        DATE              FUND         INDEX           DATE             FUND         INDEX
------------------------------------------   -----------------------------------------    -----------------------------------------
7/31/1998       10,000.00       10,000.00    5/31/2001       11,736.48       12,070.55    3/31/2004       13,597.28       14,407.13
8/31/1998       10,082.00       10,091.00    6/30/2001       11,756.43       12,095.89    4/30/2004       13,344.37       14,150.68
9/30/1998       10,133.42       10,213.10    7/31/2001       11,964.52       12,311.20    5/28/2004       13,301.67       14,119.55
10/31/1998      10,121.26       10,199.82    8/31/2001       12,069.80       12,419.54    6/30/2004       13,393.45       14,243.80
11/30/1998      10,190.08       10,250.82    9/30/2001       12,231.54       12,605.83    7/30/2004       13,505.96       14,371.99
12/31/1998      10,234.92       10,294.90    10/31/2001      12,394.22       12,779.79    8/31/2004       13,695.04       14,593.32
1/31/1999       10,293.26       10,368.00    11/30/2001      12,283.91       12,662.22    9/30/2004       13,701.89       14,615.21
2/28/1999       10,247.97       10,326.52    12/31/2001      12,207.75       12,614.10    10/29/2004      13,797.80       14,733.60
3/31/1999       10,332.00       10,395.71    1/31/2002       12,332.27       12,731.41    11/30/2004      13,750.89       14,696.76
4/30/1999       10,346.47       10,443.53    2/28/2002       12,465.46       12,876.55    12/31/2004      13,829.27       14,799.64
5/31/1999       10,263.69       10,385.05    3/31/2002       12,298.42       12,740.06    1/31/2005       13,885.97       14,878.08
6/30/1999       10,221.61       10,348.70    4/30/2002       12,532.09       12,980.85    2/28/2005       13,819.32       14,809.64
7/31/1999       10,149.04       10,278.33    5/31/2002       12,607.28       13,075.61    3/31/2005       13,777.86       14,781.50
8/31/1999       10,155.13       10,278.33    6/30/2002       12,677.88       13,182.83    4/30/2005       13,901.86       14,945.57
9/30/1999       10,321.67       10,444.84    7/31/2002       12,776.77       13,333.11    5/31/2005       13,976.93       15,063.64
10/31/1999      10,356.77       10,505.42    8/31/2002       12,882.82       13,438.44    6/30/2005       14,007.68       15,117.87
11/30/1999      10,356.77       10,510.67    9/30/2002       12,958.83       13,533.86    7/31/2005       13,941.84       15,042.28
12/31/1999      10,303.95       10,485.45    10/31/2002      12,995.11       13,585.29    8/31/2005       14,060.35       15,176.16
1/31/2000       10,229.76       10,394.22    11/30/2002      12,993.81       13,575.78    9/30/2005       13,991.45       15,095.73
2/29/2000       10,338.19       10,514.79    12/31/2002      13,132.85       13,716.96    10/31/2005      13,892.11       14,990.06
3/31/2000       10,443.64       10,629.41    1/31/2003       13,155.17       13,749.88    11/30/2005      13,940.74       15,039.52
4/30/2000       10,439.47       10,636.85    2/28/2003       13,220.95       13,842.01    12/31/2005      14,048.08       15,186.91
5/31/2000       10,435.29       10,642.16    3/31/2003       13,214.34       13,843.39    1/31/2006       14,083.20       15,235.51
6/30/2000       10,658.61       10,869.91    4/30/2003       13,260.59       13,901.53    2/28/2006       14,129.67       15,307.12
7/31/2000       10,722.56       10,939.47    5/31/2003       13,264.57       13,912.66    3/31/2006       14,001.09       15,177.01
8/31/2000       10,871.60       11,105.75    6/30/2003       13,283.14       13,934.92    4/30/2006       13,996.89       15,178.52
9/30/2000       10,986.84       11,221.25    7/31/2003       12,978.95       13,674.33    5/31/2006       13,977.30       15,149.68
10/31/2000      11,048.37       11,302.05    8/31/2003       13,100.96       13,771.42    6/30/2006       13,956.33       15,178.47
11/30/2000      11,208.57       11,471.58    9/30/2003       13,296.16       14,005.54    7/31/2006       14,129.39       15,395.52
12/31/2000      11,394.63       11,656.27    10/31/2003      13,229.68       13,956.52    8/31/2006       14,303.18       15,618.76
1/31/2001       11,554.15       11,838.11    11/30/2003      13,252.17       13,985.82    9/30/2006       14,384.71       15,728.09
2/28/2001       11,623.48       11,905.59    12/31/2003      13,371.44       14,135.47    10/31/2006      14,458.07       15,842.90
3/31/2001       11,683.92       11,974.64    1/30/2004       13,471.72       14,224.53    11/30/2006      14,604.10       16,025.10
4/30/2001       11,679.25       11,991.40    2/27/2004       13,551.21       14,344.01    12/31/2006      14,545.68       15,980.23


C CLASS SHARES
12-31-02 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
                             MORTGAGE-                                   MORTGAGE-
                 MORTGAGE      BACKED                        MORTGAGE      BACKED
                SECURITIES   SECURITIES                     SECURITIES   SECURITIES
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
12/31/2002      10,000.00       10,000.00    1/31/2005       10,451.97       10,846.48
1/31/2003       10,015.00       10,024.00    2/28/2005       10,405.98       10,796.59
2/28/2003       10,064.07       10,091.16    3/31/2005       10,370.60       10,776.07
3/31/2003       10,055.02       10,092.17    4/30/2005       10,459.79       10,895.69
4/30/2003       10,087.19       10,134.56    5/31/2005       10,512.09       10,981.76
5/31/2003       10,085.17       10,142.66    6/30/2005       10,531.01       11,021.30
6/30/2003       10,090.22       10,158.89    7/31/2005       10,478.36       10,966.19
7/31/2003        9,863.19        9,968.92    8/31/2005       10,549.61       11,063.79
8/31/2003        9,944.07       10,039.70    9/30/2005       10,488.42       11,005.15
9/30/2003       10,095.22       10,210.38    10/31/2005      10,413.95       10,928.12
10/31/2003      10,040.70       10,174.64    11/30/2005      10,433.74       10,964.18
11/30/2003      10,045.72       10,196.01    12/31/2005      10,514.08       11,071.63
12/31/2003      10,131.11       10,305.10    1/31/2006       10,531.95       11,107.06
1/30/2004       10,198.99       10,370.03    2/28/2006       10,561.44       11,159.26
2/27/2004       10,255.08       10,457.13    3/31/2006       10,460.05       11,064.41
3/31/2004       10,285.85       10,503.15    4/30/2006       10,452.73       11,065.51
4/30/2004       10,090.42       10,316.19    5/31/2006       10,424.51       11,044.49
5/28/2004       10,054.09       10,293.49    6/30/2006       10,412.00       11,065.47
6/30/2004       10,118.44       10,384.08    7/31/2006       10,526.53       11,223.71
7/30/2004       10,198.37       10,477.53    8/31/2006       10,659.17       11,386.45
8/31/2004       10,336.05       10,638.89    9/30/2006       10,715.66       11,466.16
9/30/2004       10,337.08       10,654.85    10/31/2006      10,764.95       11,549.86
10/29/2004      10,405.31       10,741.15    11/30/2006      10,869.37       11,682.68
11/30/2004      10,365.77       10,714.30    12/31/2006      10,821.55       11,649.97
12/31/2004      10,419.67       10,789.30


A CLASS SHARES
12-31-95 through 12-31-06

------------------------------------------   -----------------------------------------
                           LEHMAN BROTHERS                             LEHMAN BROTHERS
                             MORTGAGE-                                   MORTGAGE-
                 MORTGAGE      BACKED                        MORTGAGE      BACKED
                SECURITIES   SECURITIES                     SECURITIES   SECURITIES
  DATE             FUND         INDEX        DATE              FUND         INDEX
------------------------------------------   -----------------------------------------
9/30/2003        9,525.00       10,000.00    5/31/2005       10,039.81       10,755.49
10/31/2003       9,478.33        9,965.00    6/30/2005       10,063.90       10,794.21
11/30/2003       9,495.39        9,985.93    7/31/2005       10,027.67       10,740.24
12/31/2003       9,575.15       10,092.78    8/31/2005       10,101.88       10,835.83
1/30/2004        9,648.88       10,156.36    9/30/2005       10,050.36       10,778.40
2/27/2004        9,699.05       10,241.67    10/31/2005       9,976.99       10,702.95
3/31/2004        9,741.73       10,286.74    11/30/2005      10,009.91       10,738.27
4/30/2004        9,562.48       10,103.63    12/31/2005      10,094.00       10,843.51
5/28/2004        9,532.84       10,081.41    1/31/2006       10,111.16       10,878.21
6/30/2004        9,600.52       10,170.12    2/28/2006       10,145.53       10,929.33
7/30/2004        9,683.08       10,261.65    3/31/2006       10,055.24       10,836.43
8/31/2004        9,820.58       10,419.68    4/30/2006       10,054.23       10,837.52
9/30/2004        9,827.46       10,435.31    5/31/2006       10,042.17       10,816.93
10/29/2004       9,898.22       10,519.84    6/30/2006       10,037.15       10,837.48
11/30/2004       9,865.55       10,493.54    7/31/2006       10,154.58       10,992.45
12/31/2004       9,923.76       10,566.99    8/31/2006       10,281.51       11,151.85
1/31/2005        9,966.43       10,623.00    9/30/2006       10,342.18       11,229.91
2/28/2005        9,928.56       10,574.13    10/31/2006      10,396.99       11,311.89
3/31/2005        9,900.76       10,554.04    11/30/2006      10,505.12       11,441.97
4/30/2005        9,991.85       10,671.19    12/31/2006      10,465.20       11,409.94


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS        C CLASS                A CLASS
INCEPTION DATE                   5/18/92          7/8/98            12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV          NAV         CDSC(2)     NAV       POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          3.92%           3.55%        2.94%         1.91%    3.67%       -1.26%
Five Years                        3.98%           3.56%          n/a           n/a      n/a          n/a
Ten Years                         5.54%             n/a          n/a           n/a      n/a          n/a
Since Inception, Annualized       5.83%           4.53%        1.97%           n/a    2.97%        1.45%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

CMO .......................................................................71.3%
AGENCY .....................................................................2.8%
OTHER .....................................................................25.9%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(4) AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ..................................................96.5%
AAA ........................................................................3.5%
AVERAGE CREDIT QUALITY .............................................GOVT. EQUIV.

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
WHEN INVESTING IN FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY THE FUND. RETURN OF PRINCIPAL IS NOT GUARANTEED.

THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX IS AN UNMANAGED INDEX OF FIXED-RATE SECURITIES BACKED BY MORTGAGE POOLS OF THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, FEDERAL HOME LOAN MORTGAGE CORPORATION AND FEDERAL
NATIONAL MORTGAGE ASSOCIATION. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       17

--------------------------------------------------------------------------------
[GRAPHIC]                    U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The yield curve rose at the short end, as the Federal Reserve Board's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+years).
Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve Board and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The U.S. Government Money Fund (the "Fund") generated solid performance in 2006. The Fund's total return for the year was 4.49% while the total return of the Citigroup U.S. Domestic 3-month T-Bill Index, for the same time period, was 4.80%. This result reflected the Federal Reserve Open Markets Committee's four 25 basis point hikes to start the year and the flat-to-inverted yield curve for the entire year. As a result of these factors, the Fund outperformed the Accessor Intermediate Fixed Income Fund, Accessor Short Intermediate Fixed Income Fund and Accessor Mortgage Securities Fund while underperforming the Accessor High Yield Fund.

Accessor Capital continued to structure the maturities of the portfolio in a "laddered" fashion in 2006, meaning the fund was diversified by maturity. The Fund also maintained a consistent level of diversification by issuer. Accessor Capital also maintained a balance of discount notes, fixed-rate coupon notes, floating-rate coupon notes, and repurchase agreements. With the yield curve being inverted during 2006, Accessor Capital gained yield by investing in short maturity securities. However, the longer term (up to 13 months) maturities continued to under-perform their shorter-term peers.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
18                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
   U.S. GOVERNMENT MONEY FUND VS. CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-95 through 12-31-06

----------------------------------------      ----------------------------------------      ----------------------------------------
                             CITIGROUP                                     CITIGROUP                                     CITIGROUP
                 U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC
              GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH
  DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX
----------------------------------------      ----------------------------------------      ----------------------------------------
12/31/1995      10,000.00     10,000.00       9/30/1999       11,954.76     12,011.84       5/31/2003       13,563.54     13,648.24
1/31/1996       10,040.00     10,042.78       10/31/1999      12,003.77     12,058.53       6/30/2003       13,571.68     13,661.66
2/29/1996       10,077.15     10,082.03       11/30/1999      12,052.99     12,102.21       7/31/2003       13,578.47     13,670.89
3/31/1996       10,115.44     10,121.78       12/31/1999      12,104.81     12,155.18       8/31/2003       13,585.26     13,680.39
4/30/1996       10,152.87     10,168.13       1/31/2000       12,158.08     12,205.34       9/30/2003       13,592.05     13,692.02
5/31/1996       10,191.45     10,211.16       2/29/2000       12,209.14     12,258.00       10/31/2003      13,600.21     13,701.68
6/30/1996       10,229.16     10,252.00       3/31/2000       12,268.96     12,315.37       11/30/2003      13,607.01     13,711.51
7/31/1996       10,270.07     10,298.11       4/30/2000       12,321.72     12,371.95       12/31/2003      13,613.81     13,722.74
8/31/1996       10,311.15     10,340.56       5/31/2000       12,382.10     12,434.31       1/30/2004       13,621.98     13,732.28
9/30/1996       10,351.37     10,385.80       6/30/2000       12,446.48     12,483.85       2/27/2004       13,628.79     13,740.84
10/31/1996      10,393.81     10,429.89       7/31/2000       12,506.23     12,543.77       3/31/2004       13,635.60     13,752.72
11/30/1996      10,435.38     10,472.32       8/31/2000       12,571.26     12,607.07       4/30/2004       13,642.42     13,763.70
12/31/1996      10,477.13     10,520.72       9/30/2000       12,636.63     12,671.15       5/28/2004       13,649.24     13,772.09
1/31/1997       10,520.08     10,568.10       10/31/2000      12,699.81     12,742.27       6/30/2004       13,657.43     13,783.62
2/28/1997       10,559.01     10,608.88       11/30/2000      12,764.58     12,806.91       7/30/2004       13,666.99     13,796.95
3/31/1997       10,602.30     10,654.41       12/31/2000      12,829.68     12,871.51       8/31/2004       13,677.93     13,812.15
4/30/1997       10,645.77     10,700.31       1/31/2001       12,893.83     12,940.81       9/30/2004       13,691.60     13,827.99
5/31/1997       10,691.54     10,753.10       2/28/2001       12,946.70     12,989.38       10/29/2004      13,706.66     13,843.56
6/30/1997       10,735.38     10,792.80       3/31/2001       13,003.66     13,043.44       11/30/2004      13,723.11     13,864.93
7/31/1997       10,781.54     10,839.09       4/30/2001       13,051.77     13,094.75       12/31/2004      13,740.95     13,887.79
8/31/1997       10,827.90     10,883.62       5/31/2001       13,098.76     13,137.06       1/31/2005       13,761.56     13,910.56
9/30/1997       10,872.30     10,931.94       6/30/2001       13,141.99     13,173.98       2/28/2005       13,782.21     13,933.45
10/31/1997      10,919.05     10,978.05       7/31/2001       13,181.41     13,213.79       3/31/2005       13,807.01     13,962.96
11/30/1997      10,963.82     11,021.09       8/31/2001       13,222.28     13,254.59       4/30/2005       13,834.63     13,991.68
12/31/1997      11,009.86     11,073.62       9/30/2001       13,251.36     13,291.36       5/31/2005       13,862.30     14,025.12
1/31/1998       11,056.10     11,121.10       10/31/2001      13,277.87     13,321.17       6/30/2005       13,891.41     14,056.92
2/28/1998       11,098.12     11,164.55       11/30/2001      13,301.77     13,344.40       7/31/2005       13,923.36     14,090.30
3/31/1998       11,144.73     11,208.60       12/31/2001      13,320.39     13,363.94       8/31/2005       13,958.17     14,132.82
4/30/1998       11,190.42     11,256.83       1/31/2002       13,339.04     13,382.66       9/30/2005       13,995.85     14,173.17
5/31/1998       11,237.42     11,302.27       2/28/2002       13,355.04     13,399.97       10/31/2005      14,030.84     14,211.89
6/30/1998       11,282.37     11,348.48       3/31/2002       13,372.41     13,417.90       11/30/2005      14,071.53     14,256.52
7/31/1998       11,329.76     11,393.90       4/30/2002       13,389.79     13,438.51       12/31/2005      14,117.97     14,301.58
8/31/1998       11,377.34     11,442.96       5/31/2002       13,409.88     13,457.97       1/31/2006       14,161.73     14,351.63
9/30/1998       11,423.99     11,495.33       6/30/2002       13,425.97     13,475.39       2/28/2006       14,207.05     14,399.86
10/31/1998      11,473.11     11,532.60       7/31/2002       13,443.42     13,496.24       3/31/2006       14,258.20     14,452.68
11/30/1998      11,516.71     11,567.94       8/31/2002       13,460.90     13,514.97       4/30/2006       14,303.82     14,504.19
12/31/1998      11,561.63     11,611.33       9/30/2002       13,474.36     13,534.41       5/31/2006       14,355.32     14,566.72
1/31/1999       11,605.56     11,652.42       10/31/2002      13,489.18     13,552.79       6/30/2006       14,409.87     14,624.46
2/28/1999       11,645.02     11,693.78       11/30/2002      13,502.67     13,568.67       7/31/2006       14,461.74     14,682.62
3/31/1999       11,688.11     11,743.58       12/31/2002      13,514.82     13,584.00       8/31/2006       14,518.14     14,744.64
4/30/1999       11,732.52     11,787.16       1/31/2003       13,526.98     13,597.21       9/30/2006       14,574.76     14,804.82
5/31/1999       11,773.59     11,827.26       2/28/2003       13,535.10     13,609.02       10/31/2006      14,631.61     14,864.90
6/30/1999       11,815.97     11,874.02       3/31/2003       13,544.58     13,622.74       11/30/2006      14,690.13     14,927.78
7/31/1999       11,863.23     11,919.22       4/30/2003       13,554.06     13,636.06       12/31/2006      14,753.30     14,988.00
8/31/1999       11,908.31     11,965.52

INVESTOR CLASS SHARES
7-31-98 through 12-31-06

----------------------------------------      ----------------------------------------      ----------------------------------------
                             CITIGROUP                                     CITIGROUP                                     CITIGROUP
                 U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC
              GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH
  DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX
----------------------------------------      ----------------------------------------      ----------------------------------------
7/31/1998       10,000.00     10,000.00       5/31/2001       11,402.43     11,529.91       3/31/2004       11,722.46     12,070.25
8/31/1998       10,038.00     10,043.06       6/30/2001       11,435.50     11,562.31       4/30/2004       11,725.98     12,079.88
9/30/1998       10,075.14     10,089.03       7/31/2001       11,464.08     11,597.25       5/28/2004       11,729.49     12,087.25
10/31/1998      10,113.43     10,121.74       8/31/2001       11,495.04     11,633.06       6/30/2004       11,734.19     12,097.37
11/30/1998      10,147.81     10,152.75       9/30/2001       11,515.73     11,665.33       7/30/2004       11,740.05     12,109.07
12/31/1998      10,183.33     10,190.83       10/31/2001      11,534.15     11,691.50       8/31/2004       11,747.10     12,122.41
1/31/1999       10,217.95     10,226.90       11/30/2001      11,549.15     11,711.89       9/30/2004       11,756.50     12,136.32
2/28/1999       10,248.61     10,263.19       12/31/2001      11,560.70     11,729.03       10/29/2004      11,767.08     12,149.98
3/31/1999       10,282.43     10,306.90       1/31/2002       11,571.10     11,745.47       11/30/2004      11,778.84     12,168.73
4/30/1999       10,317.39     10,345.15       2/28/2002       11,580.36     11,760.65       12/31/2004      11,791.80     12,188.80
5/31/1999       10,349.37     10,380.35       3/31/2002       11,590.78     11,776.39       1/31/2005       11,804.77     12,208.78
6/30/1999       10,382.49     10,421.39       4/30/2002       11,601.21     11,794.48       2/28/2005       11,818.94     12,228.87
7/31/1999       10,419.87     10,461.05       5/31/2002       11,612.81     11,811.56       3/31/2005       11,835.48     12,254.78
8/31/1999       10,455.29     10,501.70       6/30/2002       11,622.10     11,826.85       4/30/2005       11,853.24     12,279.98
9/30/1999       10,491.89     10,542.35       7/31/2002       11,632.56     11,845.15       5/31/2005       11,872.20     12,309.33
10/31/1999      10,530.71     10,583.33       8/31/2002       11,641.87     11,861.59       6/30/2005       11,892.38     12,337.24
11/30/1999      10,569.67     10,621.66       9/30/2002       11,650.02     11,878.65       7/31/2005       11,914.98     12,366.54
12/31/1999      10,610.89     10,668.15       10/31/2002      11,658.17     11,894.78       8/31/2005       11,940.00     12,403.85
1/31/2000       10,652.27     10,712.18       11/30/2002      11,665.17     11,908.72       9/30/2005       11,967.46     12,439.26
2/29/2000       10,692.75     10,758.39       12/31/2002      11,669.84     11,922.18       10/31/2005      11,994.99     12,473.25
3/31/2000       10,740.87     10,808.74       1/31/2003       11,674.50     11,933.76       11/30/2005      12,026.18     12,512.42
4/30/2000       10,782.76     10,858.40       2/28/2003       11,678.01     11,944.13       12/31/2005      12,059.85     12,551.97
5/31/2000       10,831.28     10,913.13       3/31/2003       11,681.51     11,956.17       1/31/2006       12,092.41     12,595.89
6/30/2000       10,883.27     10,956.61       4/30/2003       11,685.01     11,967.87       2/28/2006       12,126.27     12,638.23
7/31/2000       10,931.16     11,009.20       5/31/2003       11,688.52     11,978.55       3/31/2006       12,165.07     12,684.58
8/31/2000       10,983.63     11,064.75       6/30/2003       11,690.86     11,990.33       4/30/2006       12,199.14     12,729.79
9/30/2000       11,036.35     11,120.99       7/31/2003       11,694.36     11,998.43       5/31/2006       12,238.17     12,784.67
10/31/2000      11,087.12     11,183.42       8/31/2003       11,697.87     12,006.77       6/30/2006       12,279.78     12,835.35
11/30/2000      11,138.12     11,240.15       9/30/2003       11,701.38     12,016.98       7/31/2006       12,319.08     12,886.39
12/31/2000      11,190.47     11,296.85       10/31/2003      11,704.89     12,025.45       8/31/2006       12,362.19     12,940.83
1/31/2001       11,241.94     11,357.67       11/30/2003      11,708.40     12,034.09       9/30/2006       12,405.46     12,993.64
2/28/2001       11,284.66     11,400.29       12/31/2003      11,711.92     12,043.94       10/31/2006      12,448.88     13,046.37
3/31/2001       11,328.67     11,447.74       1/30/2004       11,715.43     12,052.31       11/30/2006      12,492.45     13,101.56
4/30/2001       11,366.06     11,492.78       2/27/2004       11,718.94     12,059.82       12/31/2006      12,539.92     13,154.41


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------      ----------------------------------------
                             CITIGROUP                                     CITIGROUP
                 U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC
              GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH
  DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX
----------------------------------------      ----------------------------------------
12/31/2002      10,000.00     10,000.00       1/31/2005       10,115.63     10,240.40
1/31/2003       10,004.00     10,009.72       2/28/2005       10,127.77     10,257.25
2/28/2003       10,007.00     10,018.42       3/31/2005       10,141.95     10,278.98
3/31/2003       10,010.00     10,028.52       4/30/2005       10,157.16     10,300.12
4/30/2003       10,013.01     10,038.32       5/31/2005       10,170.36     10,324.73
5/31/2003       10,016.01     10,047.29       6/30/2005       10,183.58     10,348.15
6/30/2003       10,018.01     10,057.17       7/31/2005       10,197.84     10,372.72
7/31/2003       10,021.02     10,063.96       8/31/2005       10,214.16     10,404.01
8/31/2003       10,024.03     10,070.96       9/30/2005       10,232.54     10,433.72
9/30/2003       10,027.03     10,079.52       10/31/2005      10,250.96     10,462.23
10/31/2003      10,030.04     10,086.63       11/30/2005      10,271.46     10,495.08
11/30/2003      10,033.05     10,093.87       12/31/2005      10,296.11     10,528.25
12/31/2003      10,036.06     10,102.13       1/31/2006       10,319.80     10,565.10
1/30/2004       10,039.07     10,109.16       2/28/2006       10,344.56     10,600.60
2/27/2004       10,042.08     10,115.45       3/31/2006       10,372.49     10,639.48
3/31/2004       10,045.09     10,124.20       4/30/2006       10,397.39     10,677.40
4/30/2004       10,048.11     10,132.28       5/31/2006       10,425.46     10,723.43
5/28/2004       10,051.12     10,138.46       6/30/2006       10,456.74     10,765.94
6/30/2004       10,055.14     10,146.95       7/31/2006       10,486.02     10,808.76
7/30/2004       10,060.17     10,156.76       8/31/2006       10,517.47     10,854.42
8/31/2004       10,066.21     10,167.95       9/30/2006       10,550.08     10,898.72
9/30/2004       10,074.26     10,179.62       10/31/2006      10,582.78     10,942.94
10/29/2004      10,083.33     10,191.08       11/30/2006      10,615.59     10,989.24
11/30/2004      10,093.41     10,206.80       12/31/2006      10,651.68     11,033.57
12/31/2004      10,104.51     10,223.63


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------      ----------------------------------------
                             CITIGROUP                                     CITIGROUP
                 U.S.      U.S. DOMESTIC                       U.S.      U.S. DOMESTIC
              GOVERNMENT      3-MONTH                       GOVERNMENT      3-MONTH
  DATE        MONEY FUND    T-BILL INDEX        DATE        MONEY FUND    T-BILL INDEX
----------------------------------------      ----------------------------------------
9/30/2003       10,000.00     10,000.00       5/31/2005       10,159.16     10,243.28
10/31/2003      10,003.00     10,007.05       6/30/2005       10,179.48     10,266.51
11/30/2003      10,006.00     10,014.24       7/31/2005       10,200.86     10,290.89
12/31/2003      10,009.00     10,022.44       8/31/2005       10,224.32     10,321.94
1/30/2004       10,012.01     10,029.40       9/30/2005       10,249.88     10,351.41
2/27/2004       10,015.01     10,035.65       10/31/2005      10,274.48     10,379.69
3/31/2004       10,018.01     10,044.33       11/30/2005      10,302.22     10,412.28
4/30/2004       10,021.02     10,052.35       12/31/2005      10,334.16     10,445.19
5/28/2004       10,024.03     10,058.48       1/31/2006       10,364.13     10,481.75
6/30/2004       10,028.03     10,066.90       2/28/2006       10,395.22     10,516.97
7/30/2004       10,033.05     10,076.63       3/31/2006       10,430.56     10,555.55
8/31/2004       10,039.07     10,087.74       4/30/2006       10,461.85     10,593.17
9/30/2004       10,047.10     10,099.31       5/31/2006       10,497.42     10,638.83
10/29/2004      10,056.14     10,110.68       6/30/2006       10,536.26     10,681.01
11/30/2004      10,066.20     10,126.28       7/31/2006       10,572.09     10,723.49
12/31/2004      10,077.27     10,142.98       8/31/2006       10,611.20     10,768.78
1/31/2005       10,090.37     10,159.61       9/30/2006       10,651.53     10,812.73
2/28/2005       10,104.50     10,176.32       10/31/2006      10,690.94     10,856.61
3/31/2005       10,121.68     10,197.88       11/30/2006      10,731.56     10,902.54
4/30/2005       10,139.89     10,218.86       12/31/2006      10,775.56     10,946.52


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(3) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS          A CLASS
INCEPTION DATE                    4/9/92          7/29/98            12/30/02         9/29/03
                              ---------------------------------------------------------------
                                   NAV              NAV          NAV        CDSC(2)     NAV
---------------------------------------------------------------------------------------------
One Year                          4.49%            3.97%        3.45%       2.42%       4.27%
Five Years                        2.06%            1.63%          n/a         n/a         n/a
Ten Years                         3.48%              n/a          n/a         n/a         n/a
Since Inception, Annualized       3.65%            2.72%        1.59%         n/a       2.32%

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

AGENCY ....................................................................78.2%
REPURCHASE AGREEMENTS .....................................................21.8%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(4) AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ..................................................78.2%
AAA .......................................................................21.8%
AVERAGE CREDIT QUALITY ..............................................GOVT.EQUIV.

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) Effective September 7, 1994, Accessor Capital Management LP manages the U.S. Government Money Fund (formerly managed by State Street Bank and Trust Company from inception). Certain Government Sponsored Enterprises (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government.
(4)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
THE CITIGROUP U.S. DOMESTIC 3 MONTH T-BILL INDEX (FORMERLY SALOMON BROTHERS U.S. 3 MONTH T-BILL INDEX) IS DESIGNED TO MEASURE THE RETURN OF THE 3 MONTH TREASURY BILLS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     19

--------------------------------------------------------------------------------
[GRAPHIC]             LIMITED DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through mid 2006, the Federal Reserve continued its measured process, which began in mid-2004, to remove excess monetary accommodation from the capital markets. The Federal Reserve raised the federal funds rate an additional 4 times in 2006, totaling a 100 basis-point increase. Since June 29th, the Federal Reserve policy has remained unchanged at a federal funds target rate of 5.25%.

During 2006, the Treasury market experienced two interest rate cycles. During the first, short term U.S. Treasury rates increased, almost in lockstep with the Federal Reserve's increases in the federal funds rate. Yields across most of the Treasury yield curve peaked with the Federal Reserve's last rate hike on June 29th. During the second cycle in the latter half of the year, Treasury yields decreased in expectation of the Federal Reserve easing monetary policy during 2007. Due to low inflation and strong foreign demand for U.S. securities, longer-term interest rates did not increase as much as shorter-term rates did during the year. By the close of business on December 29, 2006, the yield on the two-year U.S. Treasury note had increased 41 basis points to 4.82%, but the yield on the 10-year U.S. Treasury note went up 32 basis points only to 4.71%. That led to an inverted-to-flat yield curve.

o     REVIEW OF FUND PERFORMANCE

The total return of the Accessor Limited Duration U.S. Government Bond Fund (the "Fund") for 2006 was 4.36%. The return of the Fund's benchmark, the Merrill Lynch 1-3 Year Treasury Index, was 3.96% for the period. The overall increase in interest rates experienced in the short to immediate maturity segment of the yield curve during 2006 had hurt the Fund, but overall the Fund beat its benchmark for the period.

During the first half of 2006, in an effort to maintain stable asset values in this rising interest-rate environment, the Fund maintained its allocation of monthly- and quarterly-adjustable coupon securities. With the onset of the mid-year neutral Federal Reserve Bank board policy, allocations within the Fund shifted to increasing the fixed-rate securities while decreasing the floating-rate securities. For example, the allocation of floating-rate government securities decreased to 15% by the end of 2006 from 22% at the end of 2005. The rising coupons tied to the prime rate benefited the yield of the Fund's portfolio and minimized negative price movements cause by rising interest rates.

Also during the first half of the year, the Fund's duration decreased to minimize the interest-rate impact on the portfolio. With the change in Federal Reserve Bank Board monetary policy in mid 2006, the Fund started to lengthen the duration of the portfolio. By year end, the Fund's duration increased 24% to
1.51 years. Maintenance of, and the eventual addition to the Fund's short-maturity ladder of government agency securities preserved market values and allowed for reinvestment in higher interest rate levels.

Because of the Fund's security structure, price volatility in the Fund has remained low and should continue to be so. The number of securities held was decreased to reduce costs and increase performance efficiency. While proper diversification is a key component of portfolio construction, Pennant Management, Inc. ("Pennant"), the Fund's sub-advisor, seeks to actively balance the cost and benefit of all purchases.

Pennant expects to maintain an ongoing manageable targeted duration for the Fund, using less risky government securities. Currently, the Fund's target configuration is 85% in a short-duration laddered structure of agency securities and the other 15% in a diverse set of floating rate-government securities. This structure permits low price volatility and the liquidity needed to alter the Fund's duration if market conditions warrant.

--------------------------------------------------------------------------------
20                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graph compares a $10,000 investment made in of the Fund. The graph and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
       LIMITED DURATION U.S. GOVERNMENT FUND VS. LEHMAN BROTHERS 1-3 YEAR
                              GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------

7-31-04 through 12-31-06

------------------------------------------
                                 LEHMAN
               LIMITED          BROTHERS
               DURATION         1-3 YEAR
           U.S. GOVERNMENT     GOVERNMENT
  DATE          FUND           BOND INDEX
------------------------------------------
7/31/2004       10,000.00       10,000.00
8/31/2004       10,012.00       10,073.00
9/30/2004       10,017.01       10,064.94
10/29/2004      10,031.03       10,099.16
11/30/2004      10,022.00       10,049.68
12/31/2004      10,031.02       10,070.78
1/31/2005       10,044.06       10,068.77
2/28/2005       10,048.08       10,047.62
3/31/2005       10,043.06       10,044.61
4/30/2005       10,073.18       10,103.87
5/31/2005       10,119.52       10,145.30
6/30/2005       10,125.59       10,164.57
7/31/2005       10,133.69       10,136.11
8/31/2005       10,168.15       10,200.98
9/30/2005       10,169.16       10,174.46
10/31/2005      10,177.30       10,171.41
11/30/2005      10,204.78       10,203.96
12/31/2005      10,231.31       10,243.75
1/31/2006       10,260.98       10,263.22
2/28/2006       10,281.50       10,273.48
3/31/2006       10,303.10       10,285.81
4/30/2006       10,351.52       10,319.75
5/31/2006       10,380.50       10,334.20
6/30/2006       10,406.46       10,353.83
7/31/2006       10,454.33       10,431.49
8/31/2006       10,510.78       10,507.64
9/30/2006       10,566.49       10,562.28
10/31/2006      10,610.86       10,605.58
11/30/2006      10,666.04       10,661.79
12/31/2006      10,677.77       10,666.06


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

INCEPTION DATE                                                            7/6/04
--------------------------------------------------------------------------------
One Year                                                                   4.36%
Five Years                                                                   n/a
Ten Years                                                                    n/a
Since Inception                                                            2.73%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY ................................................94.9%
OTHER ......................................................................5.1%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(2) AS OF 12/31/06
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES ................................................94.8%
CASH EQUIVALENTS ...........................................................5.2%
AVERAGE CREDIT QUALITY ......................................................AAA

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF U.S. TREASURY AND AGENCY BONDS WITH MATURITIES BETWEEN ONE AND THREE YEARS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       21

--------------------------------------------------------------------------------
[GRAPHIC]                    INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The yield curve rose at the short end, as the Federal Reserve's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+ years). Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve Board and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The Income Allocation Fund's (the "Fund") total return for 2006 was 4.32%, while the return for the benchmark, the Lehman Brothers Aggregate Bond Index, for the same period was 4.33%. The Fund benefited from its relatively short duration stance throughout 2006. Overweighting the Accessor U.S. Government Money Fund and the Accessor Short-Intermediate Fixed Income Fund achieved the goal of a relatively short duration, while providing respectable return. The underperformance of the Accessor Mortgage Securities Fund relative to Lehman Mortgage Backed Securities Index did not help the Fund. Also, the underlying Accessor bond funds held by the Fund, generally hold bonds with lower average durations than their respective benchmarks. As a result, the Fund is exposed to less interest-rate risk than the benchmark.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
22                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         INCOME ALLOCATION FUND VS. LEHMAN BROTHERS AGGREGATE BOND INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------     ----------------------------------------     ----------------------------------------
                             LEHMAN                                       LEHMAN                                       LEHMAN
              INCOME        BROTHERS                       INCOME        BROTHERS                       INCOME        BROTHERS
            ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE
  DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX
----------------------------------------     ----------------------------------------     ----------------------------------------
12/31/2000    10,000.00     10,000.00        1/1/2003      11,225.35     11,966.53        1/1/2005      12,072.36     13,068.73
1/1/2001      10,200.00     10,163.00        2/1/2003      11,321.89     12,131.67        2/1/2005      12,074.78     12,991.63
2/1/2001      10,286.70     10,251.42        3/1/2003      11,353.59     12,121.97        3/1/2005      12,037.35     12,925.37
3/1/2001      10,314.47     10,302.68        4/1/2003      11,455.77     12,222.58        4/1/2005      12,083.09     13,099.86
4/1/2001      10,307.25     10,259.40        5/1/2003      11,558.87     12,449.92        5/1/2005      12,155.59     13,241.34
5/1/2001      10,354.67     10,320.96        6/1/2003      11,605.11     12,425.02        6/1/2005      12,209.07     13,314.17
6/1/2001      10,346.38     10,360.18        7/1/2003      11,428.71     12,007.54        7/1/2005      12,212.73     13,193.01
7/1/2001      10,481.92     10,592.25        8/1/2003      11,471.00     12,086.79        8/1/2005      12,292.12     13,361.88
8/1/2001      10,562.63     10,714.06        9/1/2003      11,628.15     12,407.09        9/1/2005      12,257.70     13,224.25
9/1/2001      10,552.07     10,838.34        10/1/2003     11,620.01     12,291.70        10/1/2005     12,241.76     13,119.78
10/1/2001     10,654.42     11,064.86        11/1/2003     11,640.92     12,321.20        11/1/2005     12,282.16     13,177.51
11/1/2001     10,599.02     10,912.17        12/1/2003     11,720.08     12,446.88        12/1/2005     12,339.89     13,302.69
12/1/2001     10,594.78     10,842.33        1/1/2004      11,785.72     12,546.45        1/31/2006     12,368.27     13,304.02
1/1/2002      10,636.10     10,930.15        2/1/2004      11,825.79     12,681.95        2/28/2006     12,402.90     13,347.93
2/1/2002      10,683.96     11,036.18        3/1/2004      11,857.72     12,777.07        3/31/2006     12,381.81     13,217.12
3/1/2002      10,625.20     10,852.98        4/1/2004      11,746.25     12,444.87        4/30/2006     12,411.53     13,193.33
4/1/2002      10,759.08     11,063.52        5/1/2004      11,695.75     12,395.09        5/31/2006     12,415.25     13,178.81
5/1/2002      10,824.71     11,157.56        6/1/2004      11,740.19     12,465.74        6/30/2006     12,430.15     13,206.49
6/1/2002      10,835.53     11,254.63        7/1/2004      11,798.89     12,589.15        7/31/2006     12,523.38     13,384.78
7/1/2002      10,884.29     11,390.81        8/1/2004      11,923.96     12,829.60        8/31/2006     12,617.30     13,589.56
8/1/2002      10,984.43     11,583.32        9/1/2004      11,954.96     12,864.24        9/30/2006     12,684.18     13,709.15
9/1/2002      11,018.48     11,770.97        10/1/2004     12,021.91     12,972.30        10/31/2006    12,748.87     13,799.63
10/1/2002     10,995.34     11,716.82        11/1/2004     12,001.47     12,868.52        11/30/2006    12,853.41     13,959.71
11/1/2002     11,059.12     11,713.31        12/1/2004     12,053.08     12,986.91        12/31/2006    12,872.69     13,878.74
12/1/2002     11,197.36     11,955.77

INVESTOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------     ----------------------------------------     ----------------------------------------
                             LEHMAN                                       LEHMAN                                       LEHMAN
              INCOME        BROTHERS                       INCOME        BROTHERS                       INCOME        BROTHERS
            ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE
  DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX
----------------------------------------     ----------------------------------------     ----------------------------------------
12/31/2000    10,000.00     10,000.00        1/31/2003     11,106.31     11,966.53        1/31/2005     11,832.86     13,068.73
1/31/2001     10,200.00     10,163.00        2/28/2003     11,205.16     12,131.67        2/28/2005     11,830.49     12,991.63
2/28/2001     10,286.70     10,251.42        3/31/2003     11,232.05     12,121.97        3/31/2005     11,787.90     12,925.37
3/30/2001     10,308.30     10,302.68        4/30/2003     11,327.52     12,222.58        4/30/2005     11,836.23     13,099.86
4/30/2001     10,294.90     10,259.40        5/31/2003     11,424.94     12,449.92        5/31/2005     11,894.23     13,241.34
5/31/2001     10,335.05     10,320.96        6/30/2003     11,466.07     12,425.02        6/30/2005     11,941.81     13,314.17
6/29/2001     10,327.82     10,360.18        7/31/2003     11,286.05     12,007.54        7/31/2005     11,940.61     13,193.01
7/31/2001     10,458.98     10,592.25        8/29/2003     11,324.42     12,086.79        8/31/2005     12,013.45     13,361.88
8/31/2001     10,534.28     10,714.06        9/30/2003     11,475.04     12,407.09        9/30/2005     11,975.01     13,224.25
9/28/2001     10,520.59     10,838.34        10/31/2003    11,463.56     12,291.70        10/31/2005    11,955.85     13,119.78
10/31/2001    10,617.38     11,064.86        11/28/2003    11,480.76     12,321.20        11/30/2005    11,991.71     13,177.51
11/30/2001    10,556.86     10,912.17        12/31/2003    11,553.09     12,446.88        12/31/2005    12,043.28     13,302.69
12/31/2001    10,547.36     10,842.33        1/30/2004     11,605.08     12,546.45        1/31/2006     12,066.16     13,304.02
1/31/2002     10,584.28     10,930.15        2/27/2004     11,639.89     12,681.95        2/28/2006     12,096.33     13,347.93
2/28/2002     10,627.67     11,036.18        3/31/2004     11,673.65     12,777.07        3/31/2006     12,070.92     13,217.12
3/28/2002     10,564.97     10,852.98        4/30/2004     11,559.25     12,444.87        4/30/2006     12,095.07     13,193.33
4/30/2002     10,693.86     11,063.52        5/28/2004     11,506.07     12,395.09        5/31/2006     12,092.65     13,178.81
5/31/2002     10,753.75     11,157.56        6/30/2004     11,537.14     12,465.74        6/30/2006     12,102.32     13,206.49
6/30/2002     10,761.27     11,254.63        7/30/2004     11,598.29     12,589.15        7/31/2006     12,180.99     13,384.78
7/31/2002     10,804.32     11,390.81        8/31/2004     11,716.59     12,829.60        8/31/2006     12,274.78     13,589.56
8/30/2002     10,899.40     11,583.32        9/30/2004     11,735.33     12,864.24        9/30/2006     12,327.56     13,709.15
9/30/2002     10,928.82     11,770.97        10/29/2004    11,796.36     12,972.30        10/31/2006    12,394.13     13,799.63
10/31/2002    10,900.41     11,716.82        11/30/2004    11,771.59     12,868.52        11/30/2006    12,490.80     13,959.71
11/30/2002    10,959.27     11,713.31        12/31/2004    11,817.50     12,986.91        12/31/2006    12,504.54     13,878.74
12/31/2002    11,090.78     11,955.77


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------     ----------------------------------------
                             LEHMAN                                       LEHMAN
              INCOME        BROTHERS                       INCOME        BROTHERS
            ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE
  DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX
----------------------------------------     ----------------------------------------
12/31/02      10,000.00     10,000.00        1/1/2005      10,553.69     10,930.90
1/1/2003      10,014.00     10,009.00        2/1/2005      10,554.75     10,866.40
2/1/2003      10,099.12     10,147.12        3/1/2005      10,511.47     10,810.98
3/1/2003      10,119.32     10,139.01        4/1/2005      10,543.01     10,956.93
4/1/2003      10,201.28     10,223.16        5/1/2005      10,591.50     11,075.27
5/1/2003      10,277.79     10,413.31        6/1/2005      10,635.99     11,136.18
6/1/2003      10,314.79     10,392.48        7/1/2005      10,623.22     11,034.84
7/1/2003      10,148.73     10,043.30        8/1/2005      10,682.71     11,176.09
8/1/2003      10,171.05     10,109.58        9/1/2005      10,650.67     11,060.97
9/1/2003      10,308.36     10,377.49        10/1/2005     10,620.84     10,973.59
10/1/2003     10,292.90     10,280.98        11/1/2005     10,653.77     11,021.88
11/1/2003     10,300.10     10,305.65        12/1/2005     10,687.86     11,126.58
12/1/2003     10,360.87     10,410.77        1/31/2006     10,703.89     11,127.70
1/1/2004      10,405.43     10,494.05        2/28/2006     10,726.37     11,164.42
2/1/2004      10,433.52     10,607.39        3/31/2006     10,697.41     11,055.01
3/1/2004      10,460.65     10,686.95        4/30/2006     10,715.60     11,035.11
4/1/2004      10,353.95     10,409.08        5/31/2006     10,710.24     11,022.97
5/1/2004      10,303.22     10,367.45        6/30/2006     10,714.52     11,046.12
6/1/2004      10,325.88     10,426.54        7/31/2006     10,786.31     11,195.24
7/1/2004      10,376.48     10,529.77        8/31/2006     10,857.50     11,366.53
8/1/2004      10,470.91     10,730.88        9/30/2006     10,899.84     11,466.55
9/1/2004      10,490.80     10,759.86        10/31/2006    10,953.25     11,542.23
10/1/2004     10,541.16     10,850.24        11/30/2006    11,034.31     11,676.12
11/1/2004     10,507.42     10,763.44        12/31/2006    11,042.03     11,608.40
12/1/2004     10,544.20     10,862.46


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------     ----------------------------------------
                             LEHMAN                                       LEHMAN
              INCOME        BROTHERS                       INCOME        BROTHERS
            ALLOCATION      AGGREGATE                    ALLOCATION      AGGREGATE
  DATE         FUND        BOND INDEX          DATE         FUND        BOND INDEX
----------------------------------------     ----------------------------------------
9/30/03        9,525.00     10,000.00        5/1/2005       9,914.42     10,672.40
10/1/2003      9,516.43      9,907.00        6/1/2005       9,956.06     10,731.10
11/1/2003      9,531.65      9,930.78        7/1/2005       9,957.06     10,633.44
12/1/2003      9,595.52     10,032.07        8/1/2005      10,019.79     10,769.55
1/1/2004       9,640.61     10,112.33        9/1/2005       9,989.73     10,658.63
2/1/2004       9,671.46     10,221.54        10/1/2005      9,974.74     10,574.42
3/1/2004       9,702.41     10,298.20        11/1/2005     10,005.67     10,620.95
4/1/2004       9,609.27     10,030.45        12/1/2005     10,043.69     10,721.85
5/1/2004       9,566.99      9,990.33        1/31/2006     10,071.81     10,722.92
6/1/2004       9,594.73     10,047.27        2/28/2006     10,099.00     10,758.31
7/1/2004       9,647.50     10,146.74        3/31/2006     10,078.81     10,652.88
8/1/2004       9,747.84     10,340.54        4/30/2006     10,100.98     10,633.70
9/1/2004       9,765.38     10,368.46        5/31/2006     10,101.99     10,622.00
10/1/2004      9,818.12     10,455.56        6/30/2006     10,112.09     10,644.31
11/1/2004      9,799.46     10,371.91        7/31/2006     10,185.91     10,788.01
12/1/2004      9,839.64     10,467.33        8/31/2006     10,260.27     10,953.06
1/1/2005       9,854.40     10,533.28        9/30/2006     10,312.59     11,049.45
2/1/2005       9,854.40     10,471.13        10/31/2006    10,363.13     11,122.38
3/1/2005       9,821.88     10,417.73        11/30/2006    10,446.03     11,251.40
4/1/2005       9,864.12     10,558.37        12/31/2006    10,459.61     11,186.14


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   12/27/00        12/27/00             12/30/02              9/29/03
                              ---------------------------------------------------------------------------
                                   NAV             NAV           NAV      CDSC(2)       NAV        POP(3)
---------------------------------------------------------------------------------------------------------
One Year                          4.32%           3.81%         3.31%      2.28%       4.13%       -0.81%
Five Years                        3.97%           3.46%           n/a        n/a         n/a          n/a
Ten Years                           n/a             n/a           n/a        n/a         n/a          n/a
Since Inception, Annualized       4.30%           3.79%         2.50%        n/a       2.97%        1.44%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(5)
           --------------------------------------------------------------------------------
           FIXED-INCOME FUNDS
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                        103              10.3%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt               N/A               0.0%                [PIE CHART]
[GRAPHIC]  SMALL-INT FIXED - Cypress Asset Mgmt                  146              55.0%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                   269               4.7%                  EQUITY 0%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                  39              30.0%              FIXED-INCOME 100%
           --------------------------------------------------------------------------------
           TOTAL                                                 557             100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based on total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     23

--------------------------------------------------------------------------------
[GRAPHIC]                INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Stocks outperformed bonds in 2006, and international stocks provided the greatest returns. Emerging market stocks outperformed developed market stocks, mostly due to a relatively poor performing Japanese market. The U.S. dollar continued to weaken versus the Euro, but finished about even with the Yen for the year. Domestic equity markets enjoyed a good year of returns despite a slumping housing market. Value stocks again outpaced growth stocks, with small-cap stocks outperforming large cap counterparts.

The yield curve rose at the short end, as the Federal Reserve's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+ years). Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve Board and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The Income & Growth Allocation Fund's (the "Fund") total return for 2006 was 8.33%, while the return for its composite benchmark (30% MSCI AC World Free Index and 70% Lehman Brothers Aggregate Bond Index) for the same time period was 7.77% The Fund had a slight overweight of stocks versus bonds for most of 2006. This proved to be beneficial, since stocks generally outperformed bonds over the year.

The Fund's exposure to international stocks, which comprised of 28.2% of the equity portion of the fund at the end of the year, was beneficial. The Accessor International Equity Fund outperformed its benchmark, MSCI EAFE + EM, by a significant margin for the year. Detractors to the Fund's performance were: the overweight of growth stocks which lagged their value siblings and disappointing results from the Accessor Value Fund.

The fixed-income segment of the Fund benefited from its relatively short duration stance throughout 2006. Overweighting the Accessor U.S. Government Money Fund and the Accessor Short-Intermediate Fixed-Income Fund achieved the goal of a relatively short duration, while providing respectable return. The underperformance of the Accessor Mortgage Securities Fund relative to Lehman Mortgage Backed Securities Index did not help the Fund.

In general, Accessor Income & Growth Allocation Fund provided a combination of international and domestic stock exposures to investors. Also, the underlying Accessor bond funds held by the Fund generally hold bonds with lower average durations than their respective benchmarks. As a result, the Fund is exposed to less interest-rate risk than the benchmark.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
24                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         INCOME & GROWTH ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
              INCOME                      LEHMAN        MSCI AC                   INCOME                      LEHMAN        MSCI AC
             & GROWTH                    BROTHERS        WORLD                   & GROWTH                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX     INDEX         DATE         FUND         INDEX(5      BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     11,130.40     11,547.10     12,546.50      9,130.38
1/1/2001     10,220.00     10,172.40     10,163.00     10,194.20    2/1/2004     11,200.50     11,693.70     12,682.00      9,286.54
2/1/2001     10,006.40      9,976.75     10,251.40      9,333.83    3/1/2004     11,213.90     11,733.10     12,777.10      9,228.55
3/1/2001      9,819.28      9,815.65     10,302.70      8,722.53    4/1/2004     11,068.20     11,449.50     12,444.90      9,044.66
4/1/2001     10,041.20     10,005.20     10,259.40      9,369.43    5/1/2004     11,072.60     11,451.10     12,395.10      9,133.31
5/1/2001     10,081.40     10,009.90     10,321.00      9,253.07    6/1/2004     11,176.70     11,568.80     12,465.70      9,324.76
6/1/2001     10,019.90      9,942.89     10,360.20      8,964.46    7/1/2004     11,101.80     11,536.50     12,589.20      9,022.77
7/1/2001     10,046.90     10,059.50     10,592.20      8,846.42    8/1/2004     11,195.00     11,707.40     12,829.60      9,066.04
8/1/2001      9,945.45      9,996.23     10,714.10      8,423.51    9/1/2004     11,322.70     11,797.10     12,864.20      9,240.44
9/1/2001      9,619.24      9,813.54     10,838.30      7,682.38    10/1/2004    11,406.40     11,953.90     12,972.30      9,468.81
10/1/2001     9,756.79     10,013.80     11,064.90      7,830.31    11/1/2004    11,558.20     12,076.90     12,868.50      9,970.39
11/1/2001     9,914.85     10,095.20     10,912.20      8,294.74    12/1/2004    11,723.40     12,294.10     12,986.90     10,354.00
12/1/2001     9,942.61     10,069.40     10,842.30      8,347.89    1/1/2005     11,663.60     12,266.00     13,068.70     10,122.80
1/1/2002      9,900.85     10,035.30     10,930.20      8,095.89    2/1/2005     11,762.80     12,333.60     12,991.60     10,448.10
2/1/2002      9,873.13     10,077.90     11,036.20      8,027.09    3/1/2005     11,653.40     12,219.20     12,925.40     10,249.60
3/1/2002      9,971.86     10,095.10     10,853.00      8,383.63    4/1/2005     11,625.40     12,257.40     13,099.90     10,033.50
4/1/2002      9,971.86     10,130.40     11,063.50      8,101.99    5/1/2005     11,775.40     12,418.20     13,241.30     10,219.40
5/1/2002      9,992.80     10,197.80     11,157.60      8,120.77    6/1/2005     11,851.90     12,499.90     13,314.20     10,312.40
6/1/2002      9,799.94     10,074.90     11,254.60      7,629.72    7/1/2005     11,978.70     12,552.10     13,193.00     10,674.90
7/1/2002      9,552.00      9,905.80     11,390.80      6,987.55    8/1/2005     12,042.20     12,694.70     13,361.90     10,760.30
8/1/2002      9,629.37     10,029.20     11,583.30      7,002.09    9/1/2005     12,065.10     12,703.20     13,224.20     11,042.90
9/1/2002      9,351.09      9,812.67     11,771.00      6,233.57    10/1/2005    11,961.30     12,541.20     13,119.80     10,777.20
10/1/2002     9,557.74      9,998.88     11,716.80      6,694.78    11/1/2005    12,130.00     12,707.30     13,177.50     11,142.10
11/1/2002     9,786.17     10,159.20     11,713.30      7,057.23    12/1/2005    12,224.60     12,877.20     13,302.70     11,391.80
12/1/2002     9,699.08     10,159.30     11,955.80      6,716.61    1/31/2006    12,421.40     13,051.40     13,304.00     11,902.70
1/1/2003      9,612.76     10,073.60     11,966.50      6,513.67    2/28/2006    12,420.20     13,077.30     13,347.90     11,890.00
2/1/2003      9,619.49     10,119.20     12,131.70      6,402.13    3/31/2006    12,472.40     13,075.70     13,217.10     12,156.80
3/1/2003      9,670.47     10,105.20     12,122.00      6,384.54    4/30/2006    12,543.50     13,180.40     13,193.30     12,532.40
4/1/2003     10,004.10     10,434.60     12,222.60      6,954.75    5/31/2006    12,400.50     13,038.70     13,178.80     12,115.50
5/1/2003     10,258.20     10,750.90     12,449.90      7,355.62    6/30/2006    12,409.10     13,058.30     13,206.50     12,117.00
6/1/2003     10,344.40     10,792.90     12,425.00      7,485.65    7/31/2006    12,494.80     13,207.00     13,384.80     12,195.20
7/1/2003     10,308.20     10,605.40     12,007.50      7,639.07    8/31/2006    12,654.70     13,453.40     13,589.60     12,518.00
8/1/2003     10,403.00     10,723.90     12,086.80      7,805.94    9/30/2006    12,764.80     13,585.50     13,709.20     12,670.90
9/1/2003     10,521.60     10,943.20     12,407.10      7,855.45    10/31/2006   12,953.70     13,798.70     13,799.60     13,138.50
10/1/2003    10,726.80     11,067.50     12,291.70      8,323.19    11/30/2006   13,124.70     14,014.30     13,959.70     13,467.10
11/1/2003    10,807.20     11,137.40     12,321.20      8,451.92    12/31/2006   13,241.50     14,044.00     13,878.70     13,744.50
12/1/2003    11,014.70     11,427.30     12,446.90      8,984.24


INVESTOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
              INCOME                      LEHMAN        MSCI AC                   INCOME                      LEHMAN        MSCI AC
             & GROWTH                    BROTHERS        WORLD                   & GROWTH                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX     INDEX         DATE         FUND         INDEX(5      BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     10,964.70     11,547.10     12,546.50      9,130.38
1/1/2001     10,213.00     10,172.40     10,163.00     10,194.20    2/1/2004     11,022.80     11,693.70     12,682.00      9,286.54
2/1/2001      9,999.55      9,976.75     10,251.40      9,333.83    3/1/2004     11,031.60     11,733.10     12,777.10      9,228.55
3/1/2001      9,808.56      9,815.65     10,302.70      8,722.53    4/1/2004     10,883.80     11,449.50     12,444.90      9,044.66
4/1/2001     10,030.20     10,005.20     10,259.40      9,369.43    5/1/2004     10,883.80     11,451.10     12,395.10      9,133.31
5/1/2001     10,063.30     10,009.90     10,321.00      9,253.07    6/1/2004     10,981.80     11,568.80     12,465.70      9,324.76
6/1/2001      9,995.91      9,942.89     10,360.20      8,964.46    7/1/2004     10,911.50     11,536.50     12,589.20      9,022.77
7/1/2001     10,015.90     10,059.50     10,592.20      8,846.42    8/1/2004     10,998.80     11,707.40     12,829.60      9,066.04
8/1/2001      9,913.74      9,996.23     10,714.10      8,423.51    9/1/2004     11,112.00     11,797.10     12,864.20      9,240.44
9/1/2001      9,583.61      9,813.54     10,838.30      7,682.38    10/1/2004    11,191.00     11,953.90     12,972.30      9,468.81
10/1/2001     9,720.65     10,013.80     11,064.90      7,830.31    11/1/2004    11,335.30     12,076.90     12,868.50      9,970.39
11/1/2001     9,864.52     10,095.20     10,912.20      8,294.74    12/1/2004    11,492.90     12,294.10     12,986.90     10,354.00
12/1/2001     9,894.11     10,069.40     10,842.30      8,347.89    1/1/2005     11,437.70     12,266.00     13,068.70     10,122.80
1/1/2002      9,845.63     10,035.30     10,930.20      8,095.89    2/1/2005     11,523.50     12,333.60     12,991.60     10,448.10
2/1/2002      9,818.06     10,077.90     11,036.20      8,027.09    3/1/2005     11,415.20     12,219.20     12,925.40     10,249.60
3/1/2002      9,911.34     10,095.10     10,853.00      8,383.63    4/1/2005     11,376.40     12,257.40     13,099.90     10,033.50
4/1/2002      9,911.34     10,130.40     11,063.50      8,101.99    5/1/2005     11,526.50     12,418.20     13,241.30     10,219.40
5/1/2002      9,918.27     10,197.80     11,157.60      8,120.77    6/1/2005     11,589.90     12,499.90     13,314.20     10,312.40
6/1/2002      9,728.83     10,074.90     11,254.60      7,629.72    7/1/2005     11,709.30     12,552.10     13,193.00     10,674.90
7/1/2002      9,482.69      9,905.80     11,390.80      6,987.55    8/1/2005     11,776.00     12,694.70     13,361.90     10,760.30
8/1/2002      9,552.87     10,029.20     11,583.30      7,002.09    9/1/2005     11,796.10     12,703.20     13,224.20     11,042.90
9/1/2002      9,272.01      9,812.67     11,771.00      6,233.57    10/1/2005    11,691.10     12,541.20     13,119.80     10,777.20
10/1/2002     9,476.92      9,998.88     11,716.80      6,694.78    11/1/2005    11,852.40     12,707.30     13,177.50     11,142.10
11/1/2002     9,689.21     10,159.20     11,713.30      7,057.23    12/1/2005    11,940.10     12,877.20     13,302.70     11,391.80
12/1/2002     9,604.91     10,159.30     11,955.80      6,716.61    1/31/2006    12,120.40     13,051.40     13,304.00     11,902.70
1/1/2003      9,512.70     10,073.60     11,966.50      6,513.67    2/28/2006    12,122.80     13,077.30     13,347.90     11,890.00
2/1/2003      9,520.31     10,119.20     12,131.70      6,402.13    3/31/2006    12,168.90     13,075.70     13,217.10     12,156.80
3/1/2003      9,566.01     10,105.20     12,122.00      6,384.54    4/30/2006    12,234.60     13,180.40     13,193.30     12,532.40
4/1/2003      9,889.34     10,434.60     12,222.60      6,954.75    5/31/2006    12,082.90     13,038.70     13,178.80     12,115.50
5/1/2003     10,140.50     10,750.90     12,449.90      7,355.62    6/30/2006    12,093.80     13,058.30     13,206.50     12,117.00
6/1/2003     10,219.60     10,792.90     12,425.00      7,485.65    7/31/2006    12,163.90     13,207.00     13,384.80     12,195.20
7/1/2003     10,183.90     10,605.40     12,007.50      7,639.07    8/31/2006    12,314.80     13,453.40     13,589.60     12,518.00
8/1/2003     10,270.40     10,723.90     12,086.80      7,805.94    9/30/2006    12,417.00     13,585.50     13,709.20     12,670.90
9/1/2003     10,382.40     10,943.20     12,407.10      7,855.45    10/31/2006   12,595.80     13,798.70     13,799.60     13,138.50
10/1/2003    10,580.70     11,067.50     12,291.70      8,323.19    11/30/2006   12,758.30     14,014.30     13,959.70     13,467.10
11/1/2003    10,655.80     11,137.40     12,321.20      8,451.92    12/31/2006   12,866.70     14,044.00     13,878.70     13,744.50
12/1/2003    10,855.10     11,427.30     12,446.90      8,984.24


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
              INCOME                      LEHMAN        MSCI AC                   INCOME                      LEHMAN        MSCI AC
             & GROWTH                    BROTHERS        WORLD                   & GROWTH                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX     INDEX         DATE         FUND         INDEX(5      BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2002   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2005     11,781.00     12,073.70     10,930.90     15,071.40
1/1/2003      9,904.00      9,915.66     10,009.00      9,697.85    2/1/2005     11,865.80     12,140.20     10,866.40     15,555.60
2/1/2003      9,904.00      9,960.50     10,147.10      9,531.79    3/1/2005     11,753.10     12,027.70     10,811.00     15,260.10
3/1/2003      9,943.62      9,946.72     10,139.00      9,505.60    4/1/2005     11,708.40     12,065.20     10,956.90     14,938.30
4/1/2003     10,271.80     10,271.00     10,223.20     10,354.60    5/1/2005     11,851.30     12,223.50     11,075.30     15,215.10
5/1/2003     10,525.50     10,582.30     10,413.30     10,951.40    6/1/2005     11,918.80     12,303.90     11,136.20     15,353.50
6/1/2003     10,608.60     10,623.70     10,392.50     11,145.00    7/1/2005     12,036.80     12,355.30     11,034.80     15,893.30
7/1/2003     10,564.10     10,439.10     10,043.30     11,373.40    8/1/2005     12,089.80     12,495.70     11,176.10     16,020.50
8/1/2003     10,653.90     10,555.70     10,109.60     11,621.80    9/1/2005     12,103.10     12,504.00     11,061.00     16,441.20
9/1/2003     10,762.50     10,771.60     10,377.50     11,695.60    10/1/2005    11,989.30     12,344.60     10,973.60     16,045.60
10/1/2003    10,965.90     10,893.90     10,281.00     12,392.00    11/1/2005    12,156.00     12,508.00     11,021.90     16,588.90
11/1/2003    11,033.90     10,962.80     10,305.70     12,583.60    12/1/2005    12,232.60     12,675.30     11,126.60     16,960.70
12/1/2003    11,244.70     11,248.20     10,410.80     13,376.20    1/31/2006    12,419.70     12,846.80     11,127.70     17,721.30
1/1/2004     11,348.10     11,366.10     10,494.00     13,593.70    2/28/2006    12,409.80     12,872.30     11,164.40     17,702.40
2/1/2004     11,412.80     11,510.30     10,607.40     13,826.20    3/31/2006    12,450.70     12,870.70     11,055.00     18,099.60
3/1/2004     11,417.40     11,549.20     10,687.00     13,739.90    4/30/2006    12,513.00     12,973.70     11,035.10     18,658.80
4/1/2004     11,254.10     11,269.90     10,409.10     13,466.10    5/31/2006    12,359.10     12,834.30     11,023.00     18,038.20
5/1/2004     11,250.70     11,271.50     10,367.50     13,598.10    6/30/2006    12,355.40     12,853.60     11,046.10     18,040.30
6/1/2004     11,347.50     11,387.40     10,426.50     13,883.10    7/31/2006    12,423.30     13,000.00     11,195.20     18,156.80
7/1/2004     11,263.50     11,355.70     10,529.80     13,433.50    8/31/2006    12,579.90     13,242.40     11,366.50     18,637.40
8/1/2004     11,349.10     11,523.80     10,730.90     13,497.90    9/30/2006    12,680.50     13,372.50     11,466.50     18,865.00
9/1/2004     11,469.40     11,612.10     10,759.90     13,757.60    10/31/2006   12,850.40     13,582.40     11,542.20     19,561.30
10/1/2004    11,546.30     11,766.50     10,850.20     14,097.60    11/30/2006   13,011.00     13,794.50     11,676.10     20,050.40
11/1/2004    11,683.70     11,887.60     10,763.40     14,844.40    12/31/2006   13,116.40     13,823.80     11,608.40     20,463.40
12/1/2004    11,841.40     12,101.30     10,862.50     15,415.50


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
              INCOME                      LEHMAN        MSCI AC                   INCOME                      LEHMAN        MSCI AC
             & GROWTH                    BROTHERS        WORLD                   & GROWTH                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX     INDEX         DATE         FUND         INDEX(5      BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
9/30/03       9,425.00     10,000.00     10,000.00     10,000.00    5/1/2005     10,494.70     11,347.90     10,672.40     13,009.30
10/1/2003     9,608.79     10,113.50      9,907.00     10,595.40    6/1/2005     10,559.80     11,422.50     10,731.10     13,127.60
11/1/2003     9,678.93     10,177.40      9,930.78     10,759.30    7/1/2005     10,662.20     11,470.20     10,633.40     13,589.10
12/1/2003     9,861.86     10,442.40     10,032.10     11,436.90    8/1/2005     10,723.00     11,600.50     10,769.50     13,697.90
1/1/2004      9,964.43     10,551.80     10,112.30     11,623.00    9/1/2005     10,741.20     11,608.30     10,658.60     14,057.60
2/1/2004     10,018.20     10,685.80     10,221.50     11,821.80    10/1/2005    10,645.60     11,460.30     10,574.40     13,719.40
3/1/2004     10,027.20     10,721.80     10,298.20     11,748.00    11/1/2005    10,792.50     11,612.00     10,621.00     14,184.00
4/1/2004      9,894.89     10,462.60     10,030.50     11,513.90    12/1/2005    10,873.50     11,767.30     10,721.80     14,501.80
5/1/2004      9,896.87     10,464.10      9,990.33     11,626.70    1/31/2006    11,045.30     11,926.50     10,722.90     15,152.20
6/1/2004      9,986.93     10,571.60     10,047.30     11,870.40    2/28/2006    11,042.00     11,950.20     10,758.30     15,136.00
7/1/2004      9,918.02     10,542.20     10,146.70     11,486.00    3/31/2006    11,085.00     11,948.70     10,652.90     15,475.70
8/1/2004      9,998.36     10,698.30     10,340.50     11,541.10    4/30/2006    11,146.00     12,044.30     10,633.70     15,953.80
9/1/2004     10,109.30     10,780.30     10,368.50     11,763.10    5/31/2006    11,015.60     11,914.90     10,622.00     15,423.10
10/1/2004    10,182.10     10,923.60     10,455.60     12,053.80    6/30/2006    11,018.90     11,932.80     10,644.30     15,424.90
11/1/2004    10,315.50     11,036.00     10,371.90     12,692.30    7/31/2006    11,085.00     12,068.70     10,788.00     15,524.50
12/1/2004    10,459.90     11,234.50     10,467.30     13,180.70    8/31/2006    11,231.30     12,293.80     10,953.10     15,935.50
1/1/2005     10,404.50     11,208.80     10,533.30     12,886.40    9/30/2006    11,326.80     12,414.60     11,049.50     16,130.10
2/1/2005     10,490.80     11,270.50     10,471.10     13,300.50    10/31/2006   11,491.00     12,609.40     11,122.40     16,725.40
3/1/2005     10,390.10     11,166.00     10,417.70     13,047.80    11/30/2006   11,640.40     12,806.30     11,251.40     17,143.60
4/1/2005     10,363.10     11,200.90     10,558.40     12,772.60    12/31/2006   11,740.50     12,833.50     11,186.10     17,496.80


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                   12/27/00        12/27/00            12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV         NAV        CDSC(2)     NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          8.33%            7.76%       7.22%        6.15%     7.96%        1.75%
Five Years                        5.91%            5.39%         n/a          n/a       n/a          n/a
Ten Years                           n/a              n/a         n/a          n/a       n/a          n/a
Since Inception, Annualized       4.79%            4.28%       7.02%          n/a     6.92%        4.99%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(6)
           --------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - INTECH                                        204             12.5%
[GRAPHIC]  VALUE - Wellington Management Group                    106              8.2%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                     387              4.2%                [PIE CHART]
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                      104              9.8%
                                                                                                        EQUITY 30%
           FIXED-INCOME FUNDS                                                                        FIXED-INCOME 70%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                         103              7.4%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                N/A              0.0%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                   146             33.8%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                    269              4.6%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                   39             19.5%
           --------------------------------------------------------------------------------
           TOTAL                                                1,358            100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) The Composite Index is made up of 70% Lehman Brothers Aggregate Bond Index and 30% MSCI AC World Free Index.
(6) Percentages are based on total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX (ACWI) IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     25

--------------------------------------------------------------------------------
[GRAPHIC]                   BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Stocks outperformed bonds in 2006, and international stocks provided the greatest returns. Emerging market stocks outperformed developed market stocks, mostly due to a relatively poor performing Japanese market. The U.S. dollar continued to weaken versus the Euro, but finished about even with the Yen for the year. Domestic equity markets enjoyed a good year of returns despite a slumping housing market. Value stocks again outpaced growth stocks, with small-cap stocks outperforming large cap counterparts.

The yield curve rose at the short end, as the Federal Reserve's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+ years). Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The Balanced Allocation Fund's (the "Fund") total return for 2006 was 10.81%, while the return for its composite benchmark (50% MSCI AC World Free Index and 50% Lehman Brothers Aggregate Bond Index), for the same time period was 11.56%. The Fund had a slight overweight of stocks versus bonds for most of 2006. This proved to be beneficial since stocks generally outperformed bonds over the year.

The Fund's exposure to international stocks, which comprised of 26.8% of the equity portion of the fund at the end of the year, was beneficial. The Accessor International Equity Fund outperformed its benchmark, MSCI EAFE + EM, by a significant margin for the year. Detractors to the Fund's performance were: the overweight of growth stocks which lagged their value siblings and disappointing results from the Accessor Value Fund.

The fixed-income segment of the Fund benefited from its relatively short duration stance throughout 2006. Overweighting the Accessor U.S. Government Money Fund and the Accessor Short-Intermediate Fixed-Income Fund achieved the goal of a relatively short duration, while providing respectable return. The underperformance of the Accessor Mortgage Securities Fund relative to Lehman Mortgage Backed Securities Index did not help the Fund.

In general, Accessor Balanced Allocation Fund provided a combination of international and domestic stock exposures to investors. Also, the underlying Accessor bond funds held by the Fund generally hold bonds with lower average durations than their respective benchmarks. As a result, the Fund is exposed to less interest-rate risk than the benchmark.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
26                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
            BALANCED ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
             BALANCED                    BROTHERS        WORLD                   BALANCED                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     10,644.10     10,862.20     12,546.50      9,130.38
1/1/2001     10,227.00     10,178.60     10,163.00     10,194.20    2/1/2004     10,738.90     11,013.80     12,682.00      9,286.54
2/1/2001      9,813.83      9,793.35     10,251.40      9,333.83    3/1/2004     10,736.70     11,020.70     12,777.10      9,228.55
3/1/2001      9,489.97      9,497.14     10,302.70      8,722.53    4/1/2004     10,560.60     10,767.60     12,444.90      9,044.66
4/1/2001      9,852.49      9,829.37     10,259.40      9,369.43    5/1/2004     10,605.00     10,798.80     12,395.10      9,133.31
5/1/2001      9,879.09      9,797.82     10,321.00      9,253.07    6/1/2004     10,755.60     10,942.80     12,465.70      9,324.76
6/1/2001      9,777.34      9,663.64     10,360.20      8,964.46    7/1/2004     10,602.80     10,819.80     12,589.20      9,022.77
7/1/2001      9,730.41      9,708.24     10,592.20      8,846.42    8/1/2004     10,679.20     10,949.00     12,829.60      9,066.04
8/1/2001      9,514.39      9,532.01     10,714.10      8,423.51    9/1/2004     10,857.50     11,069.10     12,864.20      9,240.44
9/1/2001      9,039.62      9,167.97     10,838.30      7,682.38    10/1/2004    10,955.30     11,252.40     12,972.30      9,468.81
10/1/2001     9,196.01      9,352.04     11,064.90      7,830.31    11/1/2004    11,216.00     11,505.40     12,868.50      9,970.39
11/1/2001     9,469.13      9,564.85     10,912.20      8,294.74    12/1/2004    11,449.30     11,779.70     12,986.90     10,354.00
12/1/2001     9,545.83      9,564.89     10,842.30      8,347.89    1/1/2005     11,347.40     11,685.30     13,068.70     10,122.80
1/1/2002      9,442.73      9,459.26     10,930.20      8,095.89    2/1/2005     11,501.70     11,838.60     12,991.60     10,448.10
2/1/2002      9,373.80      9,464.95     11,036.20      8,027.09    3/1/2005     11,361.40     11,695.90     12,925.40     10,249.60
3/1/2002      9,563.15      9,596.59     10,853.00      8,383.63    4/1/2005     11,275.00     11,651.50     13,099.90     10,033.50
4/1/2002      9,479.95      9,528.48     11,063.50      8,101.99    5/1/2005     11,481.40     11,822.40     13,241.30     10,219.40
5/1/2002      9,465.73      9,580.02     11,157.60      8,120.77    6/1/2005     11,570.90     11,908.70     13,314.20     10,312.40
6/1/2002      9,153.36      9,332.05     11,254.60      7,629.72    7/1/2005     11,778.00     12,063.80     13,193.00     10,674.90
7/1/2002      8,782.65      8,995.79     11,390.80      6,987.55    8/1/2005     11,832.20     12,189.30     13,361.90     10,760.30
8/1/2002      8,852.91      9,081.16     11,583.30      7,002.09    9/1/2005     11,894.90     12,286.60     13,224.20     11,042.90
9/1/2002      8,417.35      8,656.36     11,771.00      6,233.57    10/1/2005    11,747.40     12,090.20     13,119.80     10,777.20
10/1/2002     8,706.07      8,956.68     11,716.80      6,694.78    11/1/2005    11,995.30     12,321.60     13,177.50     11,142.10
11/1/2002     8,973.34      9,197.79     11,713.30      7,057.23    12/1/2005    12,103.30     12,518.20     13,302.70     11,391.80
12/1/2002     8,786.70      9,071.02     11,955.80      6,716.61    1/31/2006    12,408.30     12,799.50     13,304.00     11,902.70
1/1/2003      8,652.26      8,938.06     11,966.50      6,513.67    2/28/2006    12,399.60     12,813.80     13,347.90     11,890.00
2/1/2003      8,616.79      8,923.21     12,131.70      6,402.13    3/31/2006    12,505.00     12,894.70     13,217.10     12,156.80
3/1/2003      8,669.35      8,907.38     12,122.00      6,384.54    4/30/2006    12,612.50     13,082.30     13,193.30     12,532.40
4/1/2003      9,098.48      9,342.11     12,222.60      6,954.75    5/31/2006    12,359.00     12,857.50     13,178.80     12,115.50
5/1/2003      9,427.85      9,698.23     12,449.90      7,355.62    6/30/2006    12,375.10     12,871.80     13,206.50     12,117.00
6/1/2003      9,530.61      9,774.26     12,425.00      7,485.65    7/31/2006    12,435.70     13,000.30     13,384.80     12,195.20
7/1/2003      9,566.83      9,710.21     12,007.50      7,639.07    8/31/2006    12,632.20     13,271.80     13,589.60     12,518.00
8/1/2003      9,689.28      9,848.31     12,086.80      7,805.94    9/30/2006    12,772.40     13,411.20     13,709.20     12,670.90
9/1/2003      9,779.39     10,010.00     12,407.10      7,855.45    10/31/2006   13,030.40     13,702.90     13,799.60     13,138.50
10/1/2003    10,100.20     10,261.50     12,291.70      8,323.19    11/30/2006   13,241.50     13,953.80     13,959.70     13,467.10
11/1/2003    10,218.30     10,353.20     12,321.20      8,451.92    12/31/2006   13,411.00     14,057.00     13,878.70     13,744.50
12/1/2003    10,505.50     10,732.00     12,446.90      8,984.24


INVESTOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
             BALANCED                    BROTHERS        WORLD                   BALANCED                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     10,476.80     10,862.20     12,546.50      9,130.38
1/1/2001     10,220.00     10,178.60     10,163.00     10,194.20    2/1/2004     10,559.60     11,013.80     12,682.00      9,286.54
2/1/2001      9,799.96      9,793.35     10,251.40      9,333.83    3/1/2004     10,553.30     11,020.70     12,777.10      9,228.55
3/1/2001      9,475.58      9,497.14     10,302.70      8,722.53    4/1/2004     10,383.30     10,767.60     12,444.90      9,044.66
4/1/2001      9,830.91      9,829.37     10,259.40      9,369.43    5/1/2004     10,422.80     10,798.80     12,395.10      9,133.31
5/1/2001      9,857.46      9,797.82     10,321.00      9,253.07    6/1/2004     10,558.30     10,942.80     12,465.70      9,324.76
6/1/2001      9,750.01      9,663.64     10,360.20      8,964.46    7/1/2004     10,404.20     10,819.80     12,589.20      9,022.77
7/1/2001      9,696.39      9,708.24     10,592.20      8,846.42    8/1/2004     10,474.90     10,949.00     12,829.60      9,066.04
8/1/2001      9,480.16      9,532.01     10,714.10      8,423.51    9/1/2004     10,653.00     11,069.10     12,864.20      9,240.44
9/1/2001      9,001.41      9,167.97     10,838.30      7,682.38    10/1/2004    10,738.20     11,252.40     12,972.30      9,468.81
10/1/2001     9,157.13      9,352.04     11,064.90      7,830.31    11/1/2004    10,990.50     11,505.40     12,868.50      9,970.39
11/1/2001     9,421.77      9,564.85     10,912.20      8,294.74    12/1/2004    11,214.80     11,779.70     12,986.90     10,354.00
12/1/2001     9,492.44      9,564.89     10,842.30      8,347.89    1/1/2005     11,118.30     11,685.30     13,068.70     10,122.80
1/1/2002      9,389.92      9,459.26     10,930.20      8,095.89    2/1/2005     11,265.10     11,838.60     12,991.60     10,448.10
2/1/2002      9,314.80      9,464.95     11,036.20      8,027.09    3/1/2005     11,123.10     11,695.90     12,925.40     10,249.60
3/1/2002      9,499.23      9,596.59     10,853.00      8,383.63    4/1/2005     11,034.10     11,651.50     13,099.90     10,033.50
4/1/2002      9,409.94      9,528.48     11,063.50      8,101.99    5/1/2005     11,225.00     11,822.40     13,241.30     10,219.40
5/1/2002      9,395.82      9,580.02     11,157.60      8,120.77    6/1/2005     11,307.00     11,908.70     13,314.20     10,312.40
6/1/2002      9,080.13      9,332.05     11,254.60      7,629.72    7/1/2005     11,506.00     12,063.80     13,193.00     10,674.90
7/1/2002      8,712.38      8,995.79     11,390.80      6,987.55    8/1/2005     11,555.50     12,189.30     13,361.90     10,760.30
8/1/2002      8,775.11      9,081.16     11,583.30      7,002.09    9/1/2005     11,613.20     12,286.60     13,224.20     11,042.90
9/1/2002      8,339.86      8,656.36     11,771.00      6,233.57    10/1/2005    11,465.70     12,090.20     13,119.80     10,777.20
10/1/2002     8,619.25      8,956.68     11,716.80      6,694.78    11/1/2005    11,703.10     12,321.60     13,177.50     11,142.10
11/1/2002     8,884.72      9,197.79     11,713.30      7,057.23    12/1/2005    11,803.70     12,518.20     13,302.70     11,391.80
12/1/2002     8,696.37      9,071.02     11,955.80      6,716.61    1/31/2006    12,096.50     12,799.50     13,304.00     11,902.70
1/1/2003      8,555.48      8,938.06     11,966.50      6,513.67    2/28/2006    12,084.40     12,813.80     13,347.90     11,890.00
2/1/2003      8,520.41      8,923.21     12,131.70      6,402.13    3/31/2006    12,182.20     12,894.70     13,217.10     12,156.80
3/1/2003      8,568.97      8,907.38     12,122.00      6,384.54    4/30/2006    12,282.10     13,082.30     13,193.30     12,532.40
4/1/2003      8,986.28      9,342.11     12,222.60      6,954.75    5/31/2006    12,030.40     12,857.50     13,178.80     12,115.50
5/1/2003      9,311.59      9,698.23     12,449.90      7,355.62    6/30/2006    12,040.00     12,871.80     13,206.50     12,117.00
6/1/2003      9,408.43      9,774.26     12,425.00      7,485.65    7/31/2006    12,095.40     13,000.30     13,384.80     12,195.20
7/1/2003      9,444.18      9,710.21     12,007.50      7,639.07    8/31/2006    12,281.60     13,271.80     13,589.60     12,518.00
8/1/2003      9,557.51      9,848.31     12,086.80      7,805.94    9/30/2006    12,413.00     13,411.20     13,709.20     12,670.90
9/1/2003      9,641.61     10,010.00     12,407.10      7,855.45    10/31/2006   12,658.80     13,702.90     13,799.60     13,138.50
10/1/2003     9,954.00     10,261.50     12,291.70      8,323.19    11/30/2006   12,858.80     13,953.80     13,959.70     13,467.10
11/1/2003    10,066.50     10,353.20     12,321.20      8,451.92    12/31/2006   13,018.30     14,057.00     13,878.70     13,744.50
12/1/2003    10,337.30     10,732.00     12,446.90      8,984.24


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
             BALANCED                    BROTHERS        WORLD                   BALANCED                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2002   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2005     12,659.10     12,882.00     10,930.90     15,071.40
1/1/2003      9,838.00      9,853.43     10,009.00      9,697.85    2/1/2005     12,821.20     13,051.00     10,866.40     15,555.60
2/1/2003      9,797.66      9,837.05     10,147.10      9,531.79    3/1/2005     12,653.20     12,893.70     10,811.00     15,260.10
3/1/2003      9,847.63      9,819.60     10,139.00      9,505.60    4/1/2005     12,546.90     12,844.80     10,956.90     14,938.30
4/1/2003     10,327.20     10,298.80     10,223.20     10,354.60    5/1/2005     12,759.00     13,033.20     11,075.30     15,215.10
5/1/2003     10,684.50     10,691.50     10,413.30     10,951.40    6/1/2005     12,847.00     13,128.30     11,136.20     15,353.50
6/1/2003     10,796.70     10,775.30     10,392.50     11,145.00    7/1/2005     13,068.00     13,299.30     11,034.80     15,893.30
7/1/2003     10,829.10     10,704.70     10,043.30     11,373.40    8/1/2005     13,117.60     13,437.70     11,176.10     16,020.50
8/1/2003     10,959.10     10,856.90     10,109.60     11,621.80    9/1/2005     13,176.70     13,544.90     11,061.00     16,441.20
9/1/2003     11,046.70     11,035.20     10,377.50     11,695.60    10/1/2005    13,002.70     13,328.40     10,973.60     16,045.60
10/1/2003    11,400.20     11,312.40     10,281.00     12,392.00    11/1/2005    13,265.40     13,583.40     11,021.90     16,588.90
11/1/2003    11,526.80     11,413.50     10,305.70     12,583.60    12/1/2005    13,374.20     13,800.20     11,126.60     16,960.70
12/1/2003    11,832.20     11,831.10     10,410.80     13,376.20    1/31/2006    13,700.50     14,110.30     11,127.70     17,721.30
1/1/2004     11,989.60     11,974.60     10,494.00     13,593.70    2/28/2006    13,673.10     14,126.00     11,164.40     17,702.40
2/1/2004     12,079.50     12,141.70     10,607.40     13,826.20    3/31/2006    13,785.20     14,215.30     11,055.00     18,099.60
3/1/2004     12,067.40     12,149.30     10,687.00     13,739.90    4/30/2006    13,884.50     14,422.10     11,035.10     18,658.80
4/1/2004     11,868.30     11,870.30     10,409.10     13,466.10    5/31/2006    13,601.20     14,174.30     11,023.00     18,038.20
5/1/2004     11,901.60     11,904.80     10,367.50     13,598.10    6/30/2006    13,598.50     14,190.00     11,046.10     18,040.30
6/1/2004     12,061.00     12,063.50     10,426.50     13,883.10    7/31/2006    13,655.60     14,331.60     11,195.20     18,156.80
7/1/2004     11,880.10     11,927.80     10,529.80     13,433.50    8/31/2006    13,859.10     14,631.00     11,366.50     18,637.40
8/1/2004     11,956.20     12,070.30     10,730.90     13,497.90    9/30/2006    14,010.20     14,784.70     11,466.50     18,865.00
9/1/2004     12,147.50     12,202.70     10,759.90     13,757.60    10/31/2006   14,272.10     15,106.30     11,542.20     19,561.30
10/1/2004    12,248.30     12,404.80     10,850.20     14,097.60    11/30/2006   14,500.50     15,382.80     11,676.10     20,050.40
11/1/2004    12,531.20     12,683.70     10,763.40     14,844.40    12/31/2006   14,674.50     15,496.60     11,608.40     20,463.40
12/1/2004    12,781.80     12,986.10     10,862.50     15,415.50


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
             BALANCED                    BROTHERS        WORLD                   BALANCED                    BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
9/30/2003     9,425.00     10,000.00     10,000.00     10,000.00    5/1/2005     10,997.50     11,810.60     10,672.40     13,009.30
10/1/2003     9,731.31     10,251.20      9,907.00     10,595.40    6/1/2005     11,080.00     11,896.80     10,731.10     13,127.60
11/1/2003     9,837.38     10,342.80      9,930.78     10,759.30    7/1/2005     11,276.10     12,051.80     10,633.40     13,589.10
12/1/2003    10,105.00     10,721.20     10,032.10     11,436.90    8/1/2005     11,324.60     12,177.10     10,769.50     13,697.90
1/1/2004     10,243.40     10,851.30     10,112.30     11,623.00    9/1/2005     11,382.40     12,274.30     10,658.60     14,057.60
2/1/2004     10,332.50     11,002.70     10,221.50     11,821.80    10/1/2005    11,239.00     12,078.10     10,574.40     13,719.40
3/1/2004     10,328.40     11,009.60     10,298.20     11,748.00    11/1/2005    11,472.70     12,309.20     10,621.00     14,184.00
4/1/2004     10,158.00     10,756.80     10,030.50     11,513.90    12/1/2005    11,572.50     12,505.60     10,721.80     14,501.80
5/1/2004     10,191.50     10,788.00      9,990.33     11,626.70    1/31/2006    11,860.70     12,786.70     10,722.90     15,152.20
6/1/2004     10,333.20     10,931.80     10,047.30     11,870.40    2/28/2006    11,842.90     12,800.90     10,758.30     15,136.00
7/1/2004     10,183.30     10,808.90     10,146.70     11,486.00    3/31/2006    11,947.10     12,881.80     10,652.90     15,475.70
8/1/2004     10,253.60     10,938.10     10,340.50     11,541.10    4/30/2006    12,039.10     13,069.20     10,633.70     15,953.80
9/1/2004     10,421.70     11,058.00     10,368.50     11,763.10    5/31/2006    11,800.80     12,844.70     10,622.00     15,423.10
10/1/2004    10,513.50     11,241.10     10,455.60     12,053.80    6/30/2006    11,805.50     12,858.90     10,644.30     15,424.90
11/1/2004    10,761.60     11,493.90     10,371.90     12,692.30    7/31/2006    11,861.00     12,987.20     10,788.00     15,524.50
12/1/2004    10,982.20     11,767.90     10,467.30     13,180.70    8/31/2006    12,044.80     13,258.50     10,953.10     15,935.50
1/1/2005     10,881.20     11,673.60     10,533.30     12,886.40    9/30/2006    12,183.30     13,397.80     11,049.50     16,130.10
2/1/2005     11,025.90     11,826.70     10,471.10     13,300.50    10/31/2006   12,418.50     13,689.20     11,122.40     16,725.40
3/1/2005     10,888.00     11,684.20     10,417.70     13,047.80    11/30/2006   12,623.40     13,939.80     11,251.40     17,143.60
4/1/2005     10,802.00     11,639.90     10,558.40     12,772.60    12/31/2006   12,781.20     14,042.90     11,186.10     17,496.80


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS                A CLASS
INCEPTION DATE                   12/27/00        12/27/00            12/30/02               9/29/03
                              ---------------------------------------------------------------------------
                                   NAV             NAV          NAV          CDSC(2)   NAV         POP(3)
---------------------------------------------------------------------------------------------------------
One Year                          10.81%          10.29%        9.75%         8.65%   10.45%        4.09%
Five Years                         7.04%           6.51%          n/a           n/a      n/a          n/a
Ten Years                            n/a             n/a          n/a           n/a      n/a          n/a
Since Inception, Annualized        5.00%           4.48%       10.08%           n/a    9.70%        7.72%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(6)
           --------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - INTECH                                        204             19.7%
[GRAPHIC]  VALUE - Wellington Management Group                    106             13.7%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                     387              6.8%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                      104             14.7%                [PIE CHART]

           FIXED-INCOME FUNDS                                                                           EQUITY 50%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                         103              8.0%              FIXED-INCOME 50%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                N/A              0.0%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                   146             25.1%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                    269              3.0%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                   39              9.0%
           --------------------------------------------------------------------------------
           TOTAL                                                1,358            100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) The Composite Index is made up of 50% Lehman Brothers Aggregate Bond Index and 50% MSCI AC World Free Index.
(6) Percentages are based on total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX (ACWI) IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     27

--------------------------------------------------------------------------------
[GRAPHIC]                GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Stocks outperformed bonds in 2006, and international stocks provided the greatest returns. Emerging market stocks outperformed developed market stocks, mostly due to a relatively poor performing Japanese market. The U.S. dollar continued to weaken versus the Euro, but finished about even with the Yen for the year. Domestic equity markets enjoyed a good year of returns despite a slumping housing market. Value stocks again outpaced growth stocks, with small-cap stocks outperforming large cap counterparts.

The yield curve rose at the short end, as the Federal Reserve's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+ years). Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The Growth & Income Allocation Fund's (the "Fund") total return for 2006 was 11.96%, while the return for its composite benchmark (60% MSCI AC World Free Index and 40% Lehman Brothers Aggregate Bond Index) for the same time period was 13%. The Fund had a slight overweight of stocks versus bonds for most of 2006. This proved to be beneficial, since stocks generally outperformed bonds over the year.

The Fund's exposure to international stocks, which comprised of 26% of the equity portion of the fund at the end of the year, was beneficial. The Accessor International Equity Fund outperformed its benchmark, MSCI EAFE + EM, by a significant margin for the year. Detractors to the Fund's performance were: the overweight of growth stocks which lagged their value siblings and disappointing results from the Accessor Value Fund.

The fixed-income segment of the Fund benefited from its relatively short duration stance throughout 2006. Overweighting the Accessor U.S. Government Money Fund and the Accessor Short-Intermediate Fixed-Income Fund achieved the goal of a relatively short duration, while providing respectable return. The underperformance of the Accessor Mortgage Securities Fund relative to Lehman Mortgage Backed Securities Index did not help the Fund.

In general, Accessor Growth & Income Allocation Fund provided a combination of international and domestic stock exposures to investors. Also, the underlying Accessor bond funds held by the Fund generally hold bonds with lower average durations than their respective benchmarks. As a result, the Fund is exposed to less interest-rate risk than the benchmark.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
28                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         GROWTH & INCOME ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
             GROWTH &                     LEHMAN        MSCI AC                  GROWTH &                     LEHMAN        MSCI AC
              INCOME                     BROTHERS        WORLD                    INCOME                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     10,298.40     10,516.60     12,546.50      9,130.38
1/1/2001     10,226.00     10,181.70     10,163.00     10,194.20    2/1/2004     10,391.10     10,669.90     12,682.00      9,286.54
2/1/2001      9,753.56      9,701.56     10,251.40      9,333.83    3/1/2004     10,385.90     10,661.90     12,777.10      9,228.55
3/1/2001      9,363.42      9,339.73     10,302.70      8,722.53    4/1/2004     10,199.00     10,423.60     12,444.90      9,044.66
4/1/2001      9,783.83      9,739.65     10,259.40      9,369.43    5/1/2004     10,256.10     10,468.20     12,395.10      9,133.31
5/1/2001      9,797.53      9,690.45     10,321.00      9,253.07    6/1/2004     10,417.10     10,623.70     12,465.70      9,324.76
6/1/2001      9,666.24      9,523.83     10,360.20      8,964.46    7/1/2004     10,229.60     10,459.40     12,589.20      9,022.77
7/1/2001      9,591.81      9,533.92     10,592.20      8,846.42    8/1/2004     10,287.90     10,569.40     12,829.60      9,066.04
8/1/2001      9,336.67      9,304.31     10,714.10      8,423.51    9/1/2004     10,501.90     10,702.80     12,864.20      9,240.44
9/1/2001      8,768.07      8,856.31     10,838.30      7,682.38    10/1/2004    10,603.70     10,897.50     12,972.30      9,468.81
10/1/2001     8,924.14      9,032.67     11,064.90      7,830.31    11/1/2004    10,915.50     11,208.90     12,868.50      9,970.39
11/1/2001     9,228.45      9,304.25     10,912.20      8,294.74    12/1/2004    11,176.40     11,509.00     12,986.90     10,354.00
12/1/2001     9,317.05      9,316.20     10,842.30      8,347.89    1/1/2005     11,059.00     11,383.80     13,068.70     10,122.80
1/1/2002      9,180.09      9,177.65     10,930.20      8,095.89    2/1/2005     11,241.50     11,576.40     12,991.60     10,448.10
2/1/2002      9,098.38      9,166.46     11,036.20      8,027.09    3/1/2005     11,078.50     11,420.80     12,925.40     10,249.60
3/1/2002      9,326.75      9,349.89     10,853.00      8,383.63    4/1/2005     10,968.80     11,338.00     13,099.90     10,033.50
4/1/2002      9,203.64      9,233.98     11,063.50      8,101.99    5/1/2005     11,197.00     11,513.00     13,241.30     10,219.40
5/1/2002      9,183.39      9,278.22     11,157.60      8,120.77    6/1/2005     11,284.30     11,601.20     13,314.20     10,312.40
6/1/2002      8,816.97      8,973.88     11,254.60      7,629.72    7/1/2005     11,534.80     11,803.70     13,193.00     10,674.90
7/1/2002      8,360.25      8,564.14     11,390.80      6,987.55    8/1/2005     11,586.70     11,920.80     13,361.90     10,760.30
8/1/2002      8,422.12      8,632.72     11,583.30      7,002.09    9/1/2005     11,659.70     12,059.50     13,224.20     11,042.90
9/1/2002      7,897.42      8,120.17     11,771.00      6,233.57    10/1/2005    11,489.50     11,847.30     13,119.80     10,777.20
10/1/2002     8,231.48      8,465.70     11,716.80      6,694.78    11/1/2005    11,779.00     12,108.80     13,177.50     11,142.10
11/1/2002     8,523.70      8,739.68     11,713.30      7,057.23    12/1/2005    11,895.60     12,317.70     13,302.70     11,391.80
12/1/2002     8,306.35      8,558.95     11,955.80      6,716.61    1/31/2006    12,253.70     12,649.60     13,304.00     11,902.70
1/1/2003      8,138.56      8,406.87     11,966.50      6,513.67    2/28/2006    12,231.60     12,658.20     13,347.90     11,890.00
2/1/2003      8,082.40      8,366.90     12,131.70      6,402.13    3/31/2006    12,367.40     12,779.00     13,217.10     12,156.80
3/1/2003      8,125.24      8,350.43     12,122.00      6,384.54    4/30/2006    12,487.40     13,006.70     13,193.30     12,532.40
4/1/2003      8,590.00      8,825.62     12,222.60      6,954.75    5/31/2006    12,180.20     12,741.40     13,178.80     12,115.50
5/1/2003      8,942.19      9,196.51     12,449.90      7,355.62    6/30/2006    12,176.50     12,753.00     13,206.50     12,117.00
6/1/2003      9,047.71      9,286.70     12,425.00      7,485.65    7/31/2006    12,236.20     12,871.30     13,384.80     12,195.20
7/1/2003      9,118.28      9,276.09     12,007.50      7,639.07    8/31/2006    12,446.70     13,154.50     13,589.60     12,518.00
8/1/2003      9,245.94      9,422.15     12,086.80      7,805.94    9/30/2006    12,608.50     13,297.20     13,709.20     12,670.90
9/1/2003      9,333.78      9,557.88     12,407.10      7,855.45    10/31/2006   12,895.90     13,626.70     13,799.60     13,138.50
10/1/2003     9,696.86      9,863.79     12,291.70      8,323.19    11/30/2006   13,130.60     13,894.40     13,959.70     13,467.10
11/1/2003     9,824.86      9,964.79     12,321.20      8,451.92    12/31/2006   13,321.00     14,033.90     13,878.70     13,744.50
12/1/2003    10,141.20     10,382.00     12,446.90      8,984.24


INVESTOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
             GROWTH &                     LEHMAN        MSCI AC                  GROWTH &                     LEHMAN        MSCI AC
              INCOME                     BROTHERS        WORLD                    INCOME                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004     10,143.50     10,516.60     12,546.50      9,130.38
1/1/2001     10,220.00     10,181.70     10,163.00     10,194.20    2/1/2004     10,235.80     10,669.90     12,682.00      9,286.54
2/1/2001      9,746.81      9,701.56     10,251.40      9,333.83    3/1/2004     10,219.40     10,661.90     12,777.10      9,228.55
3/1/2001      9,348.17      9,339.73     10,302.70      8,722.53    4/1/2004     10,035.50     10,423.60     12,444.90      9,044.66
4/1/2001      9,768.84      9,739.65     10,259.40      9,369.43    5/1/2004     10,091.70     10,468.20     12,395.10      9,133.31
5/1/2001      9,782.51      9,690.45     10,321.00      9,253.07    6/1/2004     10,245.10     10,623.70     12,465.70      9,324.76
6/1/2001      9,646.54      9,523.83     10,360.20      8,964.46    7/1/2004     10,046.30     10,459.40     12,589.20      9,022.77
7/1/2001      9,565.51      9,533.92     10,592.20      8,846.42    8/1/2004     10,110.60     10,569.40     12,829.60      9,066.04
8/1/2001      9,303.41      9,304.31     10,714.10      8,423.51    9/1/2004     10,308.80     10,702.80     12,864.20      9,240.44
9/1/2001      8,736.83      8,856.31     10,838.30      7,682.38    10/1/2004    10,408.80     10,897.50     12,972.30      9,468.81
10/1/2001     8,892.35      9,032.67     11,064.90      7,830.31    11/1/2004    10,708.50     11,208.90     12,868.50      9,970.39
11/1/2001     9,189.35      9,304.25     10,912.20      8,294.74    12/1/2004    10,967.70     11,509.00     12,986.90     10,354.00
12/1/2001     9,272.98      9,316.20     10,842.30      8,347.89    1/1/2005     10,838.30     11,383.80     13,068.70     10,122.80
1/1/2002      9,130.17      9,177.65     10,930.20      8,095.89    2/1/2005     11,017.10     11,576.40     12,991.60     10,448.10
2/1/2002      9,048.91      9,166.46     11,036.20      8,027.09    3/1/2005     10,851.80     11,420.80     12,925.40     10,249.60
3/1/2002      9,272.42      9,349.89     10,853.00      8,383.63    4/1/2005     10,736.80     11,338.00     13,099.90     10,033.50
4/1/2002      9,142.61      9,233.98     11,063.50      8,101.99    5/1/2005     10,960.10     11,513.00     13,241.30     10,219.40
5/1/2002      9,122.49      9,278.22     11,157.60      8,120.77    6/1/2005     11,047.80     11,601.20     13,314.20     10,312.40
6/1/2002      8,753.95      8,973.88     11,254.60      7,629.72    7/1/2005     11,278.70     11,803.70     13,193.00     10,674.90
7/1/2002      8,300.49      8,564.14     11,390.80      6,987.55    8/1/2005     11,329.50     11,920.80     13,361.90     10,760.30
8/1/2002      8,355.27      8,632.72     11,583.30      7,002.09    9/1/2005     11,396.30     12,059.50     13,224.20     11,042.90
9/1/2002      7,831.40      8,120.17     11,771.00      6,233.57    10/1/2005    11,229.90     11,847.30     13,119.80     10,777.20
10/1/2002     8,162.67      8,465.70     11,716.80      6,694.78    11/1/2005    11,498.30     12,108.80     13,177.50     11,142.10
11/1/2002     8,445.91      8,739.68     11,713.30      7,057.23    12/1/2005    11,614.50     12,317.70     13,302.70     11,391.80
12/1/2002     8,227.16      8,558.95     11,955.80      6,716.61    1/31/2006    11,949.00     12,649.60     13,304.00     11,902.70
1/1/2003      8,053.57      8,406.87     11,966.50      6,513.67    2/28/2006    11,927.50     12,658.20     13,347.90     11,890.00
2/1/2003      7,998.00      8,366.90     12,131.70      6,402.13    3/31/2006    12,052.70     12,779.00     13,217.10     12,156.80
3/1/2003      8,030.79      8,350.43     12,122.00      6,384.54    4/30/2006    12,169.60     13,006.70     13,193.30     12,532.40
4/1/2003      8,498.18      8,825.62     12,222.60      6,954.75    5/31/2006    11,862.90     12,741.40     13,178.80     12,115.50
5/1/2003      8,839.81      9,196.51     12,449.90      7,355.62    6/30/2006    11,860.50     12,753.00     13,206.50     12,117.00
6/1/2003      8,939.70      9,286.70     12,425.00      7,485.65    7/31/2006    11,911.50     12,871.30     13,384.80     12,195.20
7/1/2003      9,002.28      9,276.09     12,007.50      7,639.07    8/31/2006    12,109.30     13,154.50     13,589.60     12,518.00
8/1/2003      9,128.31      9,422.15     12,086.80      7,805.94    9/30/2006    12,260.70     13,297.20     13,709.20     12,670.90
9/1/2003      9,203.16      9,557.88     12,407.10      7,855.45    10/31/2006   12,532.80     13,626.70     13,799.60     13,138.50
10/1/2003     9,561.17      9,863.79     12,291.70      8,323.19    11/30/2006   12,753.40     13,894.40     13,959.70     13,467.10
11/1/2003     9,687.37      9,964.79     12,321.20      8,451.92    12/31/2006   12,937.10     14,033.90     13,878.70     13,744.50
12/1/2003     9,987.68     10,382.00     12,446.90      8,984.24


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
             GROWTH &                     LEHMAN        MSCI AC                  GROWTH &                     LEHMAN        MSCI AC
              INCOME                     BROTHERS        WORLD                    INCOME                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2002   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2005     13,041.80     13,300.50     10,930.90     15,071.40
1/1/2003      9,789.00      9,822.31     10,009.00      9,697.85    2/1/2005     13,249.20     13,525.50     10,866.40     15,555.60
2/1/2003      9,712.65      9,775.62     10,147.10      9,531.79    3/1/2005     13,053.10     13,343.70     10,811.00     15,260.10
3/1/2003      9,752.47      9,756.37     10,139.00      9,505.60    4/1/2005     12,905.60     13,246.90     10,956.90     14,938.30
4/1/2003     10,311.30     10,311.60     10,223.20     10,354.60    5/1/2005     13,166.30     13,451.50     11,075.30     15,215.10
5/1/2003     10,725.80     10,744.90     10,413.30     10,951.40    6/1/2005     13,265.10     13,554.50     11,136.20     15,353.50
6/1/2003     10,843.80     10,850.30     10,392.50     11,145.00    7/1/2005     13,543.60     13,791.00     11,034.80     15,893.30
7/1/2003     10,912.10     10,837.90     10,043.30     11,373.40    8/1/2005     13,587.00     13,927.80     11,176.10     16,020.50
8/1/2003     11,064.90     11,008.50     10,109.60     11,621.80    9/1/2005     13,665.80     14,089.90     11,061.00     16,441.20
9/1/2003     11,157.80     11,167.10     10,377.50     11,695.60    10/1/2005    13,456.70     13,842.00     10,973.60     16,045.60
10/1/2003    11,584.00     11,524.50     10,281.00     12,392.00    11/1/2005    13,779.70     14,147.60     11,021.90     16,588.90
11/1/2003    11,728.80     11,642.50     10,305.70     12,583.60    12/1/2005    13,902.30     14,391.60     11,126.60     16,960.70
12/1/2003    12,093.60     12,130.00     10,410.80     13,376.20    1/31/2006    14,304.10     14,779.40     11,127.70     17,721.30
1/1/2004     12,265.30     12,287.20     10,494.00     13,593.70    2/28/2006    14,269.70     14,789.40     11,164.40     17,702.40
2/1/2004     12,377.00     12,466.40     10,607.40     13,826.20    3/31/2006    14,421.00     14,930.60     11,055.00     18,099.60
3/1/2004     12,353.40     12,457.10     10,687.00     13,739.90    4/30/2006    14,543.60     15,196.60     11,035.10     18,658.80
4/1/2004     12,122.40     12,178.60     10,409.10     13,466.10    5/31/2006    14,175.60     14,886.60     11,023.00     18,038.20
5/1/2004     12,183.00     12,230.70     10,367.50     13,598.10    6/30/2006    14,162.90     14,900.20     11,046.10     18,040.30
6/1/2004     12,364.60     12,412.40     10,426.50     13,883.10    7/31/2006    14,223.80     15,038.40     11,195.20     18,156.80
7/1/2004     12,123.50     12,220.40     10,529.80     13,433.50    8/31/2006    14,452.80     15,369.20     11,366.50     18,637.40
8/1/2004     12,192.60     12,348.90     10,730.90     13,497.90    9/30/2006    14,623.30     15,536.00     11,466.50     18,865.00
9/1/2004     12,426.70     12,504.80     10,759.90     13,757.60    10/31/2006   14,940.60     15,921.00     11,542.20     19,561.30
10/1/2004    12,538.50     12,732.20     10,850.20     14,097.60    11/30/2006   15,205.10     16,233.80     11,676.10     20,050.40
11/1/2004    12,899.60     13,096.20     10,763.40     14,844.40    12/31/2006   15,416.40     16,396.70     11,608.40     20,463.40
12/1/2004    13,197.60     13,446.70     10,862.50     15,415.50


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
             GROWTH &                     LEHMAN        MSCI AC                  GROWTH &                     LEHMAN        MSCI AC
              INCOME                     BROTHERS        WORLD                    INCOME                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)     BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
9/30/2003     9,425.00     10,000.00     10,000.00     10,000.00    5/1/2005     11,236.00     12,045.60     10,672.40     13,009.30
10/1/2003     9,784.09     10,320.10      9,907.00     10,595.40    6/1/2005     11,322.50     12,137.80     10,731.10     13,127.60
11/1/2003     9,913.24     10,425.70      9,930.78     10,759.30    7/1/2005     11,567.10     12,349.70     10,633.40     13,589.10
12/1/2003    10,222.50     10,862.20     10,032.10     11,436.90    8/1/2005     11,619.10     12,472.20     10,769.50     13,697.90
1/1/2004     10,382.00     11,003.00     10,112.30     11,623.00    9/1/2005     11,691.20     12,617.30     10,658.60     14,057.60
2/1/2004     10,476.50     11,163.50     10,221.50     11,821.80    10/1/2005    11,520.50     12,395.30     10,574.40     13,719.40
3/1/2004     10,460.80     11,155.10     10,298.20     11,748.00    11/1/2005    11,795.80     12,669.00     10,621.00     14,184.00
4/1/2004     10,279.80     10,905.80     10,030.50     11,513.90    12/1/2005    11,910.20     12,887.50     10,721.80     14,501.80
5/1/2004     10,330.20     10,952.40      9,990.33     11,626.70    1/31/2006    12,261.60     13,234.80     10,722.90     15,152.20
6/1/2004     10,492.30     11,115.20     10,047.30     11,870.40    2/28/2006    12,239.50     13,243.70     10,758.30     15,136.00
7/1/2004     10,295.10     10,943.20     10,146.70     11,486.00    3/31/2006    12,372.90     13,370.10     10,652.90     15,475.70
8/1/2004     10,353.80     11,058.30     10,340.50     11,541.10    4/30/2006    12,485.50     13,608.30     10,633.70     15,953.80
9/1/2004     10,560.80     11,197.90     10,368.50     11,763.10    5/31/2006    12,177.10     13,330.80     10,622.00     15,423.10
10/1/2004    10,663.30     11,401.50     10,455.60     12,053.80    6/30/2006    12,169.80     13,342.90     10,644.30     15,424.90
11/1/2004    10,970.40     11,727.40     10,371.90     12,692.30    7/31/2006    12,230.70     13,466.70     10,788.00     15,524.50
12/1/2004    11,239.20     12,041.30     10,467.30     13,180.70    8/31/2006    12,433.70     13,763.00     10,953.10     15,935.50
1/1/2005     11,106.50     11,910.40     10,533.30     12,886.40    9/30/2006    12,592.90     13,912.20     11,049.50     16,130.10
2/1/2005     11,289.80     12,111.90     10,471.10     13,300.50    10/31/2006   12,873.70     14,257.00     11,122.40     16,725.40
3/1/2005     11,125.00     11,949.10     10,417.70     13,047.80    11/30/2006   13,101.50     14,537.10     11,251.40     17,143.60
4/1/2005     11,007.00     11,862.40     10,558.40     12,772.60    12/31/2006   13,287.60     14,683.00     11,186.10     17,496.80


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS                 A CLASS
INCEPTION DATE                   12/27/00        12/27/00            12/30/02                9/29/03
                              ----------------------------------------------------------------------------
                                   NAV             NAV          NAV          CDSC(2)    NAV         POP(3)
----------------------------------------------------------------------------------------------------------
One Year                          11.96%          11.40%       10.88%         9.77%    11.56%        5.14%
Five Years                         7.41%           6.89%          n/a           n/a       n/a          n/a
Ten Years                            n/a             n/a          n/a           n/a       n/a          n/a
Since Inception, Annualized        4.91%           4.40%       11.45%           n/a    10.98%        8.98%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(6)
           --------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - INTECH                                        204             22.3%
[GRAPHIC]  VALUE - Wellington Management Group                    106             16.9%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                     387              8.9%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                      104             16.9%                [PIE CHART]

           FIXED-INCOME FUNDS                                                                           EQUITY 60%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                         103              8.0%              FIXED-INCOME 40%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                 93              1.0%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                   146             18.0%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                    269              3.0%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                   39              5.0%
           --------------------------------------------------------------------------------
           TOTAL                                                1,451            100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) The Composite Index is made up of 40% Lehman Brothers Aggregate Bond Index and 60% MSCI AC World Free Index.
(6) Percentages are based on total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX (ACWI) IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     29

--------------------------------------------------------------------------------
[GRAPHIC]                    GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Stocks outperformed bonds in 2006, and international stocks provided the greatest returns. Emerging market stocks outperformed developed market stocks, mostly due to a relatively poor performing Japanese market. The U.S. dollar continued to weaken versus the Euro, but finished about even with the Yen for the year. Domestic equity markets enjoyed a good year of returns despite a slumping housing market. Value stocks again outpaced growth stocks, with small-cap stocks outperforming large cap counterparts.

The yield curve rose at the short end, as the Federal Reserve's actions continued to increase short term rates. Combined with a relatively smaller increase in long term rates, this increase in short term rates inverted the yield curve over the course of 2006. Bond returns by maturity reflected this activity as returns were relatively equal across the yield curve with short end of the curve slightly outperforming bonds with long maturities (10+ years). Agencies outperformed other segments of the bond market, closely followed by corporate bonds. Treasury bonds significantly lagged both of these segments, mostly due to market speculation of rate cuts from the Federal Reserve and higher yields on cash investments. High yield bonds outpaced investment grade bonds, helped by a resurgence in the automotive sector.

o     REVIEW OF FUND PERFORMANCE

The Growth Allocation Fund's (the "Fund") total return for 2006 was 14.30%, while the return for its composite benchmark (80% MSCI AC World Free Index and 20% Lehman Brothers Aggregate Bond Index) for the same time period was 15.9%. The Fund had a slight overweight of stocks versus bonds for most of 2006. This proved to be beneficial, since stocks generally outperformed bonds over the year.

The Fund's exposure to international stocks, which comprised of 24% of the equity portion of the fund at the end of the year, was beneficial. The Accessor International Equity Fund outperformed its benchmark, MSCI EAFE + EM, by a significant margin for the year. Detractors to the Fund's performance were: the overweight of growth stocks which lagged their value siblings and disappointing results from the Accessor Value Fund.

The fixed-income segment of the Fund benefited from its relatively short duration stance throughout 2006. Overweighting the Accessor U.S. Government Money Fund and the Accessor Short-Intermediate Fixed Income Fund achieved the goal of a relatively short duration, while providing respectable return. The underperformance of the Accessor Mortgage Securities Fund relative to Lehman Mortgage Backed Securities Index did not help the Fund.

In  general,   Accessor  Growth   Allocation  Fund  provided  a  combination  of
international and domestic stock exposures to investors who are willing to tolerate a higher level of volatility.

Also, the underlying Accessor bond funds held by the Fund generally hold bonds with lower average durations than their respective benchmarks. As a result, the Fund is exposed to less interest-rate risk than the benchmark.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
30                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
             GROWTH ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
              GROWTH                     BROTHERS        WORLD                    GROWTH                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)    BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004      9,745.73      9,822.71     12,546.50      9,130.38
1/1/2001     10,207.00     10,188.00     10,163.00     10,194.20    2/1/2004      9,865.60      9,978.32     12,682.00      9,286.54
2/1/2001      9,513.94      9,517.81     10,251.40      9,333.83    3/1/2004      9,838.97      9,943.44     12,777.10      9,228.55
3/1/2001      8,980.21      9,028.65     10,302.70      8,722.53    4/1/2004      9,641.20      9,733.23     12,444.90      9,044.66
4/1/2001      9,521.72      9,556.75     10,259.40      9,369.43    5/1/2004      9,718.33      9,801.76     12,395.10      9,133.31
5/1/2001      9,521.72      9,473.27     10,321.00      9,253.07    6/1/2004      9,917.56      9,977.30     12,465.70      9,324.76
6/1/2001      9,363.66      9,244.09     10,360.20      8,964.46    7/1/2004      9,655.73      9,738.57     12,589.20      9,022.77
7/1/2001      9,222.27      9,188.12     10,592.20      8,846.42    8/1/2004      9,698.22      9,813.12     12,829.60      9,066.04
8/1/2001      8,852.45      8,857.86     10,714.10      8,423.51    9/1/2004      9,952.31      9,969.44     12,864.20      9,240.44
9/1/2001      8,155.77      8,254.93     10,838.30      7,682.38    10/1/2004    10,058.80     10,183.30     12,972.30      9,468.81
10/1/2001     8,318.07      8,416.60     11,064.90      7,830.31    11/1/2004    10,470.20     10,598.50     12,868.50      9,970.39
11/1/2001     8,709.02      8,792.73     10,912.20      8,294.74    12/1/2004    10,790.60     10,944.30     12,986.90     10,354.00
12/1/2001     8,830.07      8,826.55     10,842.30      8,347.89    1/1/2005     10,620.10     10,762.60     13,068.70     10,122.80
1/1/2002      8,640.22      8,627.69     10,930.20      8,095.89    2/1/2005     10,862.20     11,026.60     12,991.60     10,448.10
2/1/2002      8,524.44      8,585.78     11,036.20      8,027.09    3/1/2005     10,668.90     10,847.70     12,925.40     10,249.60
3/1/2002      8,826.21      8,862.36     10,853.00      8,383.63    4/1/2005     10,497.10     10,694.00     13,099.90     10,033.50
4/1/2002      8,635.56      8,658.56     11,063.50      8,101.99    5/1/2005     10,761.70     10,875.70     13,241.30     10,219.40
5/1/2002      8,601.89      8,689.34     11,157.60      8,120.77    6/1/2005     10,866.00     10,966.70     13,314.20     10,312.40
6/1/2002      8,146.85      8,284.11     11,254.60      7,629.72    7/1/2005     11,195.30     11,255.20     13,193.00     10,674.90
7/1/2002      7,592.05      7,746.37     11,390.80      6,987.55    8/1/2005     11,231.10     11,356.10     13,361.90     10,760.30
8/1/2002      7,633.04      7,785.44     11,583.30      7,002.09    9/1/2005     11,347.90     11,571.30     13,224.20     11,042.90
9/1/2002      7,030.80      7,127.07     11,771.00      6,233.57    10/1/2005    11,139.10     11,330.20     13,119.80     10,777.20
10/1/2002     7,423.11      7,542.36     11,716.80      6,694.78    11/1/2005    11,491.10     11,647.20     13,177.50     11,142.10
11/1/2002     7,753.44      7,868.58     11,713.30      7,057.23    12/1/2005    11,616.40     11,878.10     13,302.70     11,391.80
12/1/2002     7,462.69      7,597.33     11,955.80      6,716.61    1/31/2006    12,062.40     12,304.50     13,304.00     11,902.70
1/1/2003      7,248.51      7,415.06     11,966.50      6,513.67    2/28/2006    12,026.20     12,302.10     13,347.90     11,890.00
2/1/2003      7,158.63      7,333.95     12,131.70      6,402.13    3/31/2006    12,219.90     12,498.80     13,217.10     12,156.80
3/1/2003      7,204.44      7,316.65     12,122.00      6,384.54    4/30/2006    12,364.10     12,803.30     13,193.30     12,532.40
4/1/2003      7,739.01      7,851.56     12,222.60      6,954.75    5/31/2006    11,974.60     12,459.70     13,178.80     12,115.50
5/1/2003      8,141.44      8,242.82     12,449.90      7,355.62    6/30/2006    11,967.40     12,466.20     13,206.50     12,117.00
6/1/2003      8,252.98      8,356.10     12,425.00      7,485.65    7/31/2006    12,003.30     12,564.20     13,384.80     12,195.20
7/1/2003      8,371.82      8,436.95     12,007.50      7,639.07    8/31/2006    12,242.20     12,868.70     13,589.60     12,518.00
8/1/2003      8,532.56      8,595.53     12,086.80      7,805.94    9/30/2006    12,418.50     13,017.10     13,709.20     12,670.90
9/1/2003      8,588.02      8,684.70     12,407.10      7,855.45    10/31/2006   12,767.40     13,418.60     13,799.60     13,138.50
10/1/2003     9,036.32      9,082.24     12,291.70      8,323.19    11/30/2006   13,035.50     13,718.20     13,959.70     13,467.10
11/1/2003     9,197.16      9,198.97     12,321.20      8,451.92    12/31/2006   13,276.70     13,928.30     13,878.70     13,744.50
12/1/2003     9,569.65      9,681.23     12,446.90      8,984.24


INVESTOR CLASS SHARES
12-31-00 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
              GROWTH                     BROTHERS        WORLD                    GROWTH                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)    BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2000   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2004      9,599.80      9,822.71     12,546.50      9,130.38
1/1/2001     10,207.00     10,188.00     10,163.00     10,194.20    2/1/2004      9,703.48      9,978.32     12,682.00      9,286.54
2/1/2001      9,500.68      9,517.81     10,251.40      9,333.83    3/1/2004      9,679.22      9,943.44     12,777.10      9,228.55
3/1/2001      8,968.64      9,028.65     10,302.70      8,722.53    4/1/2004      9,477.89      9,733.23     12,444.90      9,044.66
4/1/2001      9,509.45      9,556.75     10,259.40      9,369.43    5/1/2004      9,553.71      9,801.76     12,395.10      9,133.31
5/1/2001      9,502.79      9,473.27     10,321.00      9,253.07    6/1/2004      9,738.10      9,977.30     12,465.70      9,324.76
6/1/2001      9,340.29      9,244.09     10,360.20      8,964.46    7/1/2004      9,481.02      9,738.57     12,589.20      9,022.77
7/1/2001      9,192.72      9,188.12     10,592.20      8,846.42    8/1/2004      9,516.10      9,813.12     12,829.60      9,066.04
8/1/2001      8,824.09      8,857.86     10,714.10      8,423.51    9/1/2004      9,768.27      9,969.44     12,864.20      9,240.44
9/1/2001      8,126.10      8,254.93     10,838.30      7,682.38    10/1/2004     9,865.95     10,183.30     12,972.30      9,468.81
10/1/2001     8,287.81      8,416.60     11,064.90      7,830.31    11/1/2004    10,269.50     10,598.50     12,868.50      9,970.39
11/1/2001     8,670.71      8,792.73     10,912.20      8,294.74    12/1/2004    10,578.60     10,944.30     12,986.90     10,354.00
12/1/2001     8,786.90      8,826.55     10,842.30      8,347.89    1/1/2005     10,404.00     10,762.60     13,068.70     10,122.80
1/1/2002      8,590.95      8,627.69     10,930.20      8,095.89    2/1/2005     10,634.00     11,026.60     12,991.60     10,448.10
2/1/2002      8,475.83      8,585.78     11,036.20      8,027.09    3/1/2005     10,439.40     10,847.70     12,925.40     10,249.60
3/1/2002      8,771.64      8,862.36     10,853.00      8,383.63    4/1/2005     10,271.30     10,694.00     13,099.90     10,033.50
4/1/2002      8,575.15      8,658.56     11,063.50      8,101.99    5/1/2005     10,522.90     10,875.70     13,241.30     10,219.40
5/1/2002      8,534.85      8,689.34     11,157.60      8,120.77    6/1/2005     10,619.80     10,966.70     13,314.20     10,312.40
6/1/2002      8,085.06      8,284.11     11,254.60      7,629.72    7/1/2005     10,941.50     11,255.20     13,193.00     10,674.90
7/1/2002      7,527.19      7,746.37     11,390.80      6,987.55    8/1/2005     10,970.00     11,356.10     13,361.90     10,760.30
8/1/2002      7,567.84      7,785.44     11,583.30      7,002.09    9/1/2005     11,080.80     11,571.30     13,224.20     11,042.90
9/1/2002      6,969.22      7,127.07     11,771.00      6,233.57    10/1/2005    10,870.20     11,330.20     13,119.80     10,777.20
10/1/2002     7,351.14      7,542.36     11,716.80      6,694.78    11/1/2005    11,213.70     11,647.20     13,177.50     11,142.10
11/1/2002     7,671.65      7,868.58     11,713.30      7,057.23    12/1/2005    11,330.40     11,878.10     13,302.70     11,391.80
12/1/2002     7,387.03      7,597.33     11,955.80      6,716.61    1/31/2006    11,766.60     12,304.50     13,304.00     11,902.70
1/1/2003      7,175.02      7,415.06     11,966.50      6,513.67    2/28/2006    11,724.20     12,302.10     13,347.90     11,890.00
2/1/2003      7,079.59      7,333.95     12,131.70      6,402.13    3/31/2006    11,905.90     12,498.80     13,217.10     12,156.80
3/1/2003      7,123.49      7,316.65     12,122.00      6,384.54    4/30/2006    12,046.40     12,803.30     13,193.30     12,532.40
4/1/2003      7,644.93      7,851.56     12,222.60      6,954.75    5/31/2006    11,659.70     12,459.70     13,178.80     12,115.50
5/1/2003      8,043.23      8,242.82     12,449.90      7,355.62    6/30/2006    11,645.80     12,466.20     13,206.50     12,117.00
6/1/2003      8,150.20      8,356.10     12,425.00      7,485.65    7/31/2006    11,680.70     12,564.20     13,384.80     12,195.20
7/1/2003      8,260.23      8,436.95     12,007.50      7,639.07    8/31/2006    11,906.10     12,868.70     13,589.60     12,518.00
8/1/2003      8,418.83      8,595.53     12,086.80      7,805.94    9/30/2006    12,077.60     13,017.10     13,709.20     12,670.90
9/1/2003      8,469.34      8,684.70     12,407.10      7,855.45    10/31/2006   12,409.70     13,418.60     13,799.60     13,138.50
10/1/2003     8,911.44      9,082.24     12,291.70      8,323.19    11/30/2006   12,664.10     13,718.20     13,959.70     13,467.10
11/1/2003     9,062.93      9,198.97     12,321.20      8,451.92    12/31/2006   12,889.50     13,928.30     13,878.70     13,744.50
12/1/2003     9,426.36      9,681.23     12,446.90      8,984.24


C CLASS SHARES
12-31-02 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
              GROWTH                     BROTHERS        WORLD                    GROWTH                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)    BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
12/31/2002   10,000.00     10,000.00     10,000.00     10,000.00    1/1/2005     13,951.80     14,166.30     10,930.90     15,071.40
1/1/2003      9,704.00      9,760.08     10,009.00      9,697.85    2/1/2005     14,261.60     14,513.70     10,866.40     15,555.60
2/1/2003      9,573.97      9,653.32     10,147.10      9,531.79    3/1/2005     13,994.90     14,278.30     10,811.00     15,260.10
3/1/2003      9,636.20      9,630.55     10,139.00      9,505.60    4/1/2005     13,750.00     14,076.00     10,956.90     14,938.30
4/1/2003     10,341.60     10,334.60     10,223.20     10,354.60    5/1/2005     14,088.20     14,315.10     11,075.30     15,215.10
5/1/2003     10,871.10     10,849.60     10,413.30     10,951.40    6/1/2005     14,212.20     14,435.00     11,136.20     15,353.50
6/1/2003     11,013.50     10,998.70     10,392.50     11,145.00    7/1/2005     14,635.70     14,814.70     11,034.80     15,893.30
7/1/2003     11,162.20     11,105.20     10,043.30     11,373.40    8/1/2005     14,673.80     14,947.50     11,176.10     16,020.50
8/1/2003     11,366.40     11,313.90     10,109.60     11,621.80    9/1/2005     14,810.20     15,230.70     11,061.00     16,441.20
9/1/2003     11,432.30     11,431.20     10,377.50     11,695.60    10/1/2005    14,527.30     14,913.50     10,973.60     16,045.60
10/1/2003    12,020.00     11,954.50     10,281.00     12,392.00    11/1/2005    14,969.00     15,330.60     11,021.90     16,588.90
11/1/2003    12,225.50     12,108.20     10,305.70     12,583.60    12/1/2005    15,126.20     15,634.60     11,126.60     16,960.70
12/1/2003    12,703.50     12,742.90     10,410.80     13,376.20    1/31/2006    15,701.00     16,195.80     11,127.70     17,721.30
1/1/2004     12,937.30     12,929.20     10,494.00     13,593.70    2/28/2006    15,635.00     16,192.70     11,164.40     17,702.40
2/1/2004     13,077.00     13,134.00     10,607.40     13,826.20    3/31/2006    15,871.10     16,451.60     11,055.00     18,099.60
3/1/2004     13,033.80     13,088.10     10,687.00     13,739.90    4/30/2006    16,050.40     16,852.30     11,035.10     18,658.80
4/1/2004     12,753.60     12,811.40     10,409.10     13,466.10    5/31/2006    15,532.00     16,400.20     11,023.00     18,038.20
5/1/2004     12,856.90     12,901.60     10,367.50     13,598.10    6/30/2006    15,504.00     16,408.60     11,046.10     18,040.30
6/1/2004     13,101.20     13,132.60     10,426.50     13,883.10    7/31/2006    15,550.60     16,537.70     11,195.20     18,156.80
7/1/2004     12,744.80     12,818.40     10,529.80     13,433.50    8/31/2006    15,833.60     16,938.50     11,366.50     18,637.40
8/1/2004     12,792.00     12,916.50     10,730.90     13,497.90    9/30/2006    16,053.70     17,133.80     11,466.50     18,865.00
9/1/2004     13,118.20     13,122.30     10,759.90     13,757.60    10/31/2006   16,496.80     17,662.30     11,542.20     19,561.30
10/1/2004    13,249.40     13,403.80     10,850.20     14,097.60    11/30/2006   16,816.80     18,056.60     11,676.10     20,050.40
11/1/2004    13,774.00     13,950.40     10,763.40     14,844.40    12/31/2006   17,117.80     18,333.20     11,608.40     20,463.40
12/1/2004    14,185.90     14,405.40     10,862.50     15,415.50


A CLASS SHARES
9-30-03 through 12-31-06

----------------------------------------------------------------    ----------------------------------------------------------------
                                          LEHMAN        MSCI AC                                               LEHMAN        MSCI AC
              GROWTH                     BROTHERS        WORLD                    GROWTH                     BROTHERS        WORLD
            ALLOCATION     COMPOSITE     AGGREGATE       FREE                   ALLOCATION     COMPOSITE     AGGREGATE       FREE
  DATE         FUND         INDEX(5)     BOND INDEX      INDEX        DATE         FUND         INDEX(5)    BOND INDEX      INDEX
----------------------------------------------------------------    ----------------------------------------------------------------
9/30/2003     9,425.00     10,000.00     10,000.00     10,000.00    5/1/2005     11,754.50     12,522.80     10,672.40     13,009.30
10/1/2003     9,924.53     10,457.70      9,907.00     10,595.40    6/1/2005     11,867.30     12,627.70     10,731.10     13,127.60
11/1/2003    10,101.20     10,592.20      9,930.78     10,759.30    7/1/2005     12,219.80     12,959.80     10,633.40     13,589.10
12/1/2003    10,497.20     11,147.50     10,032.10     11,436.90    8/1/2005     12,258.90     13,076.00     10,769.50     13,697.90
1/1/2004     10,697.60     11,310.40     10,112.30     11,623.00    9/1/2005     12,383.90     13,323.70     10,658.60     14,057.60
2/1/2004     10,813.20     11,489.50     10,221.50     11,821.80    10/1/2005    12,148.60     13,046.20     10,574.40     13,719.40
3/1/2004     10,785.10     11,449.40     10,298.20     11,748.00    11/1/2005    12,532.50     13,411.10     10,621.00     14,184.00
4/1/2004     10,560.70     11,207.30     10,030.50     11,513.90    12/1/2005    12,666.60     13,677.00     10,721.80     14,501.80
5/1/2004     10,653.70     11,286.20      9,990.33     11,626.70    1/31/2006    13,153.00     14,168.00     10,722.90     15,152.20
6/1/2004     10,864.60     11,488.40     10,047.30     11,870.40    2/28/2006    13,105.70     14,165.30     10,758.30     15,136.00
7/1/2004     10,577.80     11,213.50     10,146.70     11,486.00    3/31/2006    13,312.70     14,391.80     10,652.90     15,475.70
8/1/2004     10,616.90     11,299.30     10,340.50     11,541.10    4/30/2006    13,469.80     14,742.30     10,633.70     15,953.80
9/1/2004     10,894.00     11,479.30     10,368.50     11,763.10    5/31/2006    13,037.40     14,346.80     10,622.00     15,423.10
10/1/2004    11,010.60     11,725.60     10,455.60     12,053.80    6/30/2006    13,025.70     14,354.20     10,644.30     15,424.90
11/1/2004    11,453.20     12,203.70     10,371.90     12,692.30    7/31/2006    13,064.80     14,467.10     10,788.00     15,524.50
12/1/2004    11,802.50     12,601.80     10,467.30     13,180.70    8/31/2006    13,316.90     14,817.70     10,953.10     15,935.50
1/1/2005     11,616.10     12,392.60     10,533.30     12,886.40    9/30/2006    13,506.00     14,988.50     11,049.50     16,130.10
2/1/2005     11,872.80     12,696.50     10,471.10     13,300.50    10/31/2006   13,885.50     15,450.90     11,122.40     16,725.40
3/1/2005     11,660.20     12,490.60     10,417.70     13,047.80    11/30/2006   14,170.20     15,795.80     11,251.40     17,143.60
4/1/2005     11,465.50     12,313.60     10,558.40     12,772.60    12/31/2006   14,421.00     16,037.80     11,186.10     17,496.80


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS         C CLASS                A CLASS
INCEPTION DATE                   12/27/00        12/27/00            12/30/02               9/29/03
                              ---------------------------------------------------------------------------
                                   NAV             NAV          NAV         CDSC(2)    NAV         POP(3)
---------------------------------------------------------------------------------------------------------
One Year                          14.30%          13.77%       13.15%        12.02%   13.85%        7.30%
Five Years                         8.51%           7.97%          n/a           n/a      n/a          n/a
Ten Years                            n/a             n/a          n/a           n/a      n/a          n/a
Since Inception, Annualized        4.83%           4.32%       14.44%           n/a   13.72%       11.67%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(6)
           --------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - INTECH                                       204              29.8%
[GRAPHIC]  VALUE - Wellington Management Group                   106              23.0%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                    387              11.8%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                     104              20.4%                [PIE CHART]

           FIXED-INCOME FUNDS                                                                           EQUITY 80%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                        103               6.0%              FIXED-INCOME 20%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                  146               6.0%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                   269               1.0%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                  39               2.0%
           --------------------------------------------------------------------------------
           TOTAL                                               1,358             100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) The Composite Index is made up of 20% Lehman Brothers Aggregate Bond Index and 80% MSCI AC World Free Index.
(6) Percentages are based on total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX (ACWI) IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     31

--------------------------------------------------------------------------------
[GRAPHIC]               AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Stocks outperformed bonds in 2006, and international stocks provided the greatest returns. Emerging market stocks outperformed developed market stocks, mostly due to a relatively poor performing Japanese market. The U.S. dollar continued to weaken versus the Euro, but finished about even with the Yen for the year. Domestic equity markets enjoyed a good year of returns despite a slumping housing market. Value stocks again outpaced growth stocks, with small-cap stocks outperforming large cap counterparts.

o     REVIEW OF FUND PERFORMANCE

The Aggressive Growth Allocation Fund's (the "Fund") total return for 2006 was 15.95%, while the return for its benchmark, MSCI AC World Free Index, was 18.8%. The Fund's exposure to international stocks, which comprised of 23% of the equity portion of the fund at the end of the year, was beneficial. The Accessor International Equity Fund outperformed its benchmark, MSCI EAFE + EM, by a significant margin for the year. Detractors to the Fund's performance were: the overweight of growth stocks which lagged their value siblings and disappointing results from the Accessor Value Fund.

In  general,   Accessor   Aggressive  Growth  Fund  provided  a  combination  of
international and domestic stock exposures to investors who are willing to tolerate a higher level of volatility.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
32                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         AGGRESSIVE GROWTH ALLOCATION FUND VS. MSCI AC WORLD FREE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-00 through 12-31-06

---------------------------------------      ---------------------------------------      ---------------------------------------
             AGGRESSIVE                                   AGGRESSIVE                                   AGGRESSIVE
               GROWTH         MSCI AC                       GROWTH         MSCI AC                       GROWTH         MSCI AC
             ALLOCATION     WORLD FREE                    ALLOCATION     WORLD FREE                    ALLOCATION     WORLD FREE
  DATE          FUND           INDEX           DATE          FUND           INDEX           DATE          FUND           INDEX
---------------------------------------      ---------------------------------------      ---------------------------------------
12/31/2000    10,000.00       10,000.00      1/1/2003       6,500.49        6,513.67      1/1/2005        9,899.98      10,122.85
1/1/2001      10,153.00       10,194.22      2/1/2003       6,386.09        6,402.13      2/1/2005       10,170.25      10,448.11
2/1/2001       9,279.84        9,333.83      3/1/2003       6,419.93        6,384.54      3/1/2005        9,961.76      10,249.63
3/1/2001       8,633.04        8,722.53      4/1/2003       6,936.74        6,954.75      4/1/2005        9,752.56      10,033.46
4/1/2001       9,286.56        9,369.43      5/1/2003       7,366.81        7,355.62      5/1/2005       10,043.19      10,219.42
5/1/2001       9,266.13        9,253.07      6/1/2003       7,460.37        7,485.65      6/1/2005       10,146.63      10,312.36
6/1/2001       9,105.82        8,964.46      7/1/2003       7,608.09        7,639.07      7/1/2005       10,525.10      10,674.89
7/1/2001       8,905.50        8,846.42      8/1/2003       7,769.38        7,805.94      8/1/2005       10,552.47      10,760.31
8/1/2001       8,445.97        8,423.51      9/1/2003       7,789.58        7,855.45      9/1/2005       10,701.25      11,042.90
9/1/2001       7,685.83        7,682.38      10/1/2003      8,267.86        8,323.19      10/1/2005      10,464.76      10,777.18
10/1/2001      7,838.78        7,830.31      11/1/2003      8,436.52        8,451.92      11/1/2005      10,863.46      11,142.14
11/1/2001      8,272.27        8,294.74      12/1/2003      8,814.48        8,984.24      12/1/2005      10,989.48      11,391.83
12/1/2001      8,431.09        8,347.89      1/1/2004       8,989.89        9,130.38      1/31/2006      11,515.88      11,902.73
1/1/2002       8,210.20        8,095.89      2/1/2004       9,117.54        9,286.54      2/28/2006      11,461.75      11,890.01
2/1/2002       8,062.42        8,027.09      3/1/2004       9,083.81        9,228.55      3/31/2006      11,697.86      12,156.82
3/1/2002       8,410.71        8,383.63      4/1/2004       8,868.52        9,044.66      4/30/2006      11,873.33      12,532.40
4/1/2002       8,155.87        8,101.99      5/1/2004       8,990.02        9,133.31      5/31/2006      11,413.83      12,115.53
5/1/2002       8,108.56        8,120.77      6/1/2004       9,185.11        9,324.76      6/30/2006      11,400.14      12,116.98
6/1/2002       7,624.48        7,629.72      7/1/2004       8,868.22        9,022.77      7/31/2006      11,427.50      12,195.23
7/1/2002       6,947.43        6,987.55      8/1/2004       8,888.62        9,066.04      8/31/2006      11,664.05      12,518.02
8/1/2002       6,974.52        7,002.09      9/1/2004       9,171.27        9,240.44      9/30/2006      11,847.17      12,670.89
9/1/2002       6,330.78        6,233.57      10/1/2004      9,279.50        9,468.81      10/31/2006     12,219.17      13,138.54
10/1/2002      6,753.04        6,694.78      11/1/2004      9,744.40        9,970.39      11/30/2006     12,489.22      13,467.08
11/1/2002      7,068.40        7,057.23      12/1/2004     10,102.02       10,354.02      12/31/2006     12,740.25      13,744.50
12/1/2002      6,742.55        6,716.61


INVESTOR CLASS SHARES
12-31-00 through 12-31-06

---------------------------------------      ----------------------------------------      ----------------------------------------
             AGGRESSIVE                                    AGGRESSIVE                                    AGGRESSIVE
               GROWTH         MSCI AC                        GROWTH         MSCI AC                        GROWTH         MSCI AC
             ALLOCATION     WORLD FREE                     ALLOCATION     WORLD FREE                     ALLOCATION     WORLD FREE
  DATE          FUND           INDEX           DATE           FUND           INDEX           DATE           FUND           INDEX
---------------------------------------      ----------------------------------------      ----------------------------------------
12/31/2000    10,000.00       10,000.00      1/31/2003      6,435.36        6,513.67       1/31/2005      9,706.07       10,122.85
1/31/2001     10,160.00       10,194.22      2/28/2003      6,321.45        6,402.13       2/28/2005      9,968.13       10,448.11
2/28/2001      9,279.13        9,333.83      3/31/2003      6,348.00        6,384.54       3/31/2005      9,756.81       10,249.63
3/30/2001      8,624.95        8,722.53      4/30/2003      6,864.73        6,954.75       4/30/2005      9,548.99       10,033.46
4/30/2001      9,271.82        9,369.43      5/31/2003      7,280.73        7,355.62       5/31/2005      9,824.00       10,219.42
5/31/2001      9,251.42        9,253.07      6/30/2003      7,374.65        7,485.65       6/30/2005      9,925.19       10,312.36
6/29/2001      9,091.37        8,964.46      7/31/2003      7,515.51        7,639.07       7/31/2005     10,287.46       10,674.89
7/31/2001      8,877.73        8,846.42      8/29/2003      7,669.57        7,805.94       8/31/2005     10,308.03       10,760.31
8/31/2001      8,424.07        8,423.51      9/30/2003      7,683.38        7,855.45       9/30/2005     10,455.43       11,042.90
9/28/2001      7,656.64        7,682.38      10/31/2003     8,152.83        8,323.19       10/31/2005    10,220.19       10,777.18
10/31/2001     7,809.77        7,830.31      11/28/2003     8,320.78        8,451.92       11/30/2005    10,603.44       11,142.14
11/30/2001     8,236.97        8,294.74      12/31/2003     8,690.23        8,984.24       12/31/2005    10,730.69       11,391.83
12/31/2001     8,389.35        8,347.89      1/30/2004      8,850.99        9,130.38       1/31/2006     11,241.47       11,902.73
1/31/2002      8,167.87        8,095.89      2/27/2004      8,978.45        9,286.54       2/28/2006     11,180.76       11,890.01
2/28/2002      8,013.50        8,027.09      3/31/2004      8,945.23        9,228.55       3/31/2006     11,408.85       12,156.82
3/28/2002      8,362.09        8,383.63      4/30/2004      8,723.39        9,044.66       4/30/2006     11,576.56       12,532.40
4/30/2002      8,107.04        8,101.99      5/28/2004      8,837.66        9,133.31       5/31/2006     11,120.44       12,115.53
5/31/2002      8,053.54        8,120.77      6/30/2004      9,032.09        9,324.76       6/30/2006     11,107.10       12,116.98
6/30/2002      7,569.52        7,629.72      7/30/2004      8,716.87        9,022.77       7/31/2006     11,127.09       12,195.23
7/31/2002      6,898.10        6,987.55      8/31/2004      8,729.95        9,066.04       8/31/2006     11,355.20       12,518.02
8/30/2002      6,918.11        7,002.09      9/30/2004      9,004.94        9,240.44       9/30/2006     11,523.25       12,670.89
9/30/2002      6,274.03        6,233.57      10/29/2004     9,105.80        9,468.81       10/31/2006    11,879.32       13,138.54
10/31/2002     6,696.90        6,694.78      11/30/2004     9,562.00        9,970.39       11/30/2006    12,140.67       13,467.08
11/30/2002     7,005.63        7,057.23      12/31/2004     9,907.18       10,354.02       12/31/2006    12,382.27       13,744.50
12/31/2002     6,677.07        6,716.61


C CLASS SHARES
12-31-02 through 12-31-06

---------------------------------------      ----------------------------------------
             AGGRESSIVE                                    AGGRESSIVE
               GROWTH         MSCI AC                        GROWTH         MSCI AC
             ALLOCATION     WORLD FREE                     ALLOCATION     WORLD FREE
  DATE          FUND           INDEX           DATE           FUND           INDEX
---------------------------------------      ----------------------------------------
12/31/2002    10,000.00       10,000.00      1/1/2005      14,381.45       15,071.37
1/1/2003       9,631.00        9,697.85      2/1/2005      14,759.68       15,555.64
2/1/2003       9,461.49        9,531.79      3/1/2005      14,451.20       15,260.12
3/1/2003       9,501.23        9,505.60      4/1/2005      14,131.83       14,938.28
4/1/2003      10,258.48       10,354.56      5/1/2005      14,540.24       15,215.14
5/1/2003      10,886.30       10,951.39      6/1/2005      14,669.65       15,353.52
6/1/2003      11,015.85       11,144.99      7/1/2005      15,208.03       15,893.27
7/1/2003      11,225.15       11,373.41      8/1/2005      15,227.80       16,020.45
8/1/2003      11,444.04       11,621.85      9/1/2005      15,436.42       16,441.18
9/1/2003      11,463.49       11,695.56      10/1/2005     15,087.56       16,045.56
10/1/2003     12,160.47       12,391.95      11/1/2005     15,645.79       16,588.93
11/1/2003     12,400.03       12,583.61      12/1/2005     15,825.72       16,960.68
12/1/2003     12,948.12       13,376.15      1/31/2006     16,572.70       17,721.34
1/1/2004      13,187.66       13,593.74      2/28/2006     16,483.20       17,702.40
2/1/2004      13,367.01       13,826.23      3/31/2006     16,801.33       18,099.64
3/1/2004      13,306.86       13,739.89      4/30/2006     17,039.91       18,658.82
4/1/2004      12,978.18       13,466.11      5/31/2006     16,371.94       18,038.17
5/1/2004      13,137.81       13,598.10      6/30/2006     16,342.47       18,040.32
6/1/2004      13,426.84       13,883.13      7/31/2006     16,362.08       18,156.82
7/1/2004      12,948.85       13,433.53      8/31/2006     16,690.96       18,637.42
8/1/2004      12,959.20       13,497.94      9/30/2006     16,939.66       18,865.01
9/1/2004      13,367.42       13,757.60      10/31/2006    17,447.85       19,561.27
10/1/2004     13,506.44       14,097.60      11/30/2006    17,826.47       20,050.42
11/1/2004     14,183.11       14,844.38      12/31/2006    18,165.17       20,463.44
12/1/2004     14,680.94       15,415.55


A CLASS SHARES
9-30-03 through 12-31-06

---------------------------------------      ----------------------------------------
             AGGRESSIVE                                    AGGRESSIVE
               GROWTH         MSCI AC                        GROWTH         MSCI AC
             ALLOCATION     WORLD FREE                     ALLOCATION     WORLD FREE
  DATE          FUND           INDEX           DATE           FUND           INDEX
---------------------------------------      ----------------------------------------
9/30/2003      9,425.00       10,000.00      5/1/2005      12,093.75       13,009.33
10/1/2003     10,012.18       10,595.43      6/1/2005      12,208.64       13,127.64
11/1/2003     10,216.43       10,759.30      7/1/2005      12,666.46       13,589.14
12/1/2003     10,663.91       11,436.94      8/1/2005      12,690.53       13,697.88
1/1/2004      10,876.12       11,622.99      9/1/2005      12,870.73       14,057.62
2/1/2004      11,031.65       11,821.77      10/1/2005     12,585.00       13,719.36
3/1/2004      10,983.11       11,747.95      11/1/2005     13,059.46       14,183.95
4/1/2004      10,721.71       11,513.86      12/1/2005     13,214.86       14,501.81
5/1/2004      10,860.02       11,626.72      1/31/2006     13,843.89       15,152.19
6/1/2004      11,096.77       11,870.42      2/28/2006     13,778.83       15,135.99
7/1/2004      10,712.82       11,486.00      3/31/2006     14,057.16       15,475.65
8/1/2004      10,728.89       11,541.08      4/30/2006     14,260.99       15,953.76
9/1/2004      11,063.63       11,763.09      5/31/2006     13,704.81       15,423.09
10/1/2004     11,194.18       12,053.80      6/30/2006     13,688.36       15,424.92
11/1/2004     11,757.25       12,692.32      7/31/2006     13,713.00       15,524.54
12/1/2004     12,181.68       13,180.68      8/31/2006     13,991.38       15,935.46
1/1/2005      11,928.30       12,886.40      9/30/2006     14,212.44       16,130.06
2/1/2005      12,255.14       13,300.46      10/31/2006    14,654.45       16,725.37
3/1/2005      12,003.91       13,047.79      11/30/2006    14,973.91       17,143.61
4/1/2005      11,750.63       12,772.60      12/31/2006    15,273.39       17,496.75


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/06
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS            C CLASS                 A CLASS
INCEPTION DATE                   12/27/00        12/27/00               12/30/02                9/29/03
                              -------------------------------------------------------------------------------
                                   NAV             NAV          NAV             CDSC(2)    NAV         POP(3)
-------------------------------------------------------------------------------------------------------------
One Year                          15.95%          15.39%       14.79%            13.64%   15.56%        8.92%
Five Years                         8.63%           8.10%          n/a               n/a      n/a          n/a
Ten Years                            n/a             n/a          n/a               n/a      n/a          n/a
Since Inception, Annualized        4.13%           3.61%       16.16%               n/a   15.66%       13.57%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/06
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND SUBADVISOR      # OF ISSUES      ALLOCATION(5)
           --------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - INTECH                                       204              34.8%
[GRAPHIC]  VALUE - Wellington Management Group                   106              27.0%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                    387              13.9%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                     104              23.3%                  [PIE CHART]

           FIXED-INCOME FUNDS                                                                             EQUITY 99%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                  39               1.0%                FIXED-INCOME 1%
           --------------------------------------------------------------------------------
           TOTAL                                                 840             100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based total investments of the Fund as of December 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE MORGAN  STANLEY  CAPITAL  INTERNATIONAL  (MSCI) ALL COUNTRY WORLD FREE INDEX
(ACWI) IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     33

================================================================================
             UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in a Fund from July 1, 2006 to December 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED DECEMBER 31, 2006)
--------------------------------------------------------------------------------

UNDERLYING FUND                                   ADVISOR CLASS    INVESTOR CLASS        C CLASS          A CLASS
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                    $         6.30   $         7.30    $        11.52    $        8.13
   Ending Account Value                                 1,083.30         1,082.50          1,077.70         1,081.50

VALUE FUND
   Expenses Paid During Period                              5.29             7.84             10.60             7.21
   Ending Account Value                                 1,119.20         1,116.80          1,114.00         1,117.50

SMALL TO MID CAP FUND
   Expenses Paid During Period                              6.39             8.79             11.60             8.22
   Ending Account Value                                 1,077.90         1,075.70          1,072.20         1,076.10

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                              7.98            10.63             13.32            10.52
   Ending Account Value                                 1,199.20         1,196.60          1,193.50         1,197.60

HIGH YIELD BOND FUND
   Expenses Paid During Period                              4.72             4.78              9.95             6.08
   Ending Account Value                                 1,082.40         1,082.40          1,077.20         1,081.10

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.78             5.95              8.98             5.12
   Ending Account Value                                 1,053.70         1,051.40          1,048.50         1,051.60

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.64             4.46              8.54             4.97
   Ending Account Value                                 1,034.10         1,033.10          1,029.10         1,032.90

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                              5.15             8.03             10.79             7.16
   Ending Account Value                                 1,043.90         1,042.30          1,039.30         1,042.60

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                              2.40             4.99              7.48             3.57
   Ending Account Value                                 1,023.80         1,021.20          1,018.60         1,022.60
--------------------------------------------------------------------------------------------------------------------

FUND                                                 EXPENSES
--------------------------------------------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                    $         3.32
   Ending Account Value                                 1,026.10

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/06. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
--------------------------------------------------------------------------------
34                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED DECEMBER 31, 2006)
--------------------------------------------------------------------------------

ALLOCATION FUND                                   ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                    $         1.07   $         3.68    $         6.39    $        2.93
   Ending Account Value                                 1,117.60         1,114.90          1,111.50         1,115.60

GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.06             3.61              6.36             2.92
   Ending Account Value                                 1,109.40         1,106.90          1,104.10         1,107.10

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.06             3.64              6.32             2.90
   Ending Account Value                                 1,094.00         1,090.90          1,088.40         1,091.80

BALANCED ALLOCATION FUND
   Expenses Paid During Period                              1.05             3.67              6.29             2.89
   Ending Account Value                                 1,083.80         1,081.30          1,079.30         1,082.70

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.04             3.59              6.24             2.86
   Ending Account Value                                 1,067.20         1,064.00          1,061.50         1,065.40

INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.03             3.54              6.14             2.31
   Ending Account Value                                 1,035.60         1,033.10          1,030.60         1,034.30

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/06. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS
--------------------------------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transactional costs, such as sales charges (loads, redemption fees or exchange fees)) of investing in any Fund with those of other funds. If those transactional costs were included, your costs would have been higher. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2006)
--------------------------------------------------------------------------------

UNDERLYING FUND                                   ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                    $         6.11   $         7.07    $        11.17    $        7.88
   Ending Account Value                                 1,019.16         1,018.20          1,014.12         1,017.39

VALUE FUND
   Expenses Paid During Period                              5.04             7.48             10.11             6.87
   Ending Account Value                                 1,020.21         1,017.80          1,015.17         1,018.40

SMALL TO MID CAP FUND
   Expenses Paid During Period                              6.21             8.54             11.27             7.98
   Ending Account Value                                 1,019.06         1,016.74         1,014.,01         1,017.29

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                              7.32             9.75             12.23             9.65
   Ending Account Value                                 1,017.95         1,015.53          1,013.06         1,015.63

HIGH YIELD BOND FUND
   Expenses Paid During Period                              4.58             4.63              9.65             5.90
   Ending Account Value                                 1,020.67         1,020.62          1,015.63         1,019.36

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.72             5.85              8.84             5.04
   Ending Account Value                                 1,021.53         1,019.41          1,016.43         1,020.21

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.62             4.43              8.49             4.94
   Ending Account Value                                 1,021.63         1,020.82          1,016.79         1,020.32

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                              5.09             7.93             10.66             7.07
   Ending Account Value                                 1,020.16         1,017.34          1,014.62         1,018.20

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                              2.40             4.99              7.48             3.57
   Ending Account Value                                 1,022.84         1,020.27          1,017.80         1,021.68
--------------------------------------------------------------------------------------------------------------------

FUND                                                    EXPENSES
--------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                    $         3.31
   Ending Account Value                                 1,021.93

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/06. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
--------------------------------------------------------------------------------
36                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2006)
--------------------------------------------------------------------------------

ALLOCATION FUND                                   ADVISOR CLASS    INVESTOR CLASS        C CLASS          A CLASS
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                    $         1.02   $         3.52    $         6.11    $        2.80
   Ending Account Value                                 1,024.20         1,021.73          1,019.16         1,022.43

GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.47              6.11             2.80
   Ending Account Value                                 1,024.20         1,021.78          1,019.16         1,022.43

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.52              6.11             2.80
   Ending Account Value                                 1,024.20         1,021.73          1,019.16         1,022.43

BALANCED ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.57              6.11             2.80
   Ending Account Value                                 1,024.20         1,021.68          1,019.16         1,022.43

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.52              6.11             2.80
   Ending Account Value                                 1,024.20         1,021.73          1,019.16         1,022.43

INCOME ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.52              6.11             2.29
   Ending Account Value                                 1,024.20         1,021.73          1,019.16         1,022.94

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/06. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

o     FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:
--------------------------------------------------------------------------------

FUND                                                ADVISOR CLASS    INVESTOR CLASS       C CLASS          A CLASS
---------------------------------------------------------------------------------------------------------------------
Growth                                                  1.20%            1.39%             2.20%            1.55%
Value                                                   0.99%            1.47%             1.99%            1.35%
Small to Mid Cap                                        1.22%            1.68%             2.22%            1.57%
International Equity                                    1.44%            1.92%             2.41%            1.90%
High Yield Bond                                         0.90%            0.91%             1.90%            1.16%
Intermediate Fixed-Income                               0.73%            1.15%             1.74%            0.99%
Short-Intermediate Fixed-Income                         0.71%            0.87%             1.67%            0.97%
Mortgage Securities                                     1.00%            1.56%             2.10%            1.39%
U.S. Government Money                                   0.47%            0.98%             1.47%            0.70%
Aggressive Growth Allocation                            0.20%            0.69%             1.20%            0.55%
Growth Allocation                                       0.20%            0.68%             1.20%            0.55%
Growth & Income Allocation                              0.20%            0.69%             1.20%            0.55%
Balanced Allocation                                     0.20%            0.70%             1.20%            0.55%
Income & Growth Allocation                              0.20%            0.69%             1.20%            0.55%
Income Allocation                                       0.20%            0.69%             1.20%            0.45%
---------------------------------------------------------------------------------------------------------------------
                                                      EXPENSES
---------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government                       0.65%
=====================================================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.5%)

AEROSPACE & DEFENSE (5.2%)
   Boeing                                                                                       37,600   $     3,340,384
   General Dynamics                                                                             31,400         2,334,590
   Lockheed Martin                                                                               5,500           506,385
   Rockwell Collins                                                                             26,900         1,702,501
   United Technologies                                                                          29,100         1,819,332
                                                                                                         ---------------
                                                                                                               9,703,192
AIR FREIGHT & LOGISTICS (0.8%)
   FedEx                                                                                        10,900         1,183,958
   United Parcel Service - Class B                                                               3,000           224,940
                                                                                                         ---------------
                                                                                                               1,408,898
AIRLINES (0.1%)
   Southwest Airlines                                                                           12,100           185,372
                                                                                                         ---------------
AUTOMOBILES (0.6%)
   Harley-Davidson                                                                              16,300         1,148,661
                                                                                                         ---------------
BEVERAGES (3.0%)
   Anheuser Busch                                                                                7,500           369,000
   Brown Forman - Class B                                                                       13,600           900,864
   Coca-Cola Company                                                                               600            28,950
   Constellation Brands - Class A*                                                               3,400            98,668
   Pepsi Bottling Group                                                                         23,300           720,203
   PepsiCo                                                                                      55,900         3,496,545
                                                                                                         ---------------
                                                                                                               5,614,230
BIOTECHNOLOGY (2.2%)
   Amgen*                                                                                          600            40,986
   Celgene*                                                                                     31,100         1,789,183
   Gilead Sciences*                                                                             34,500         2,240,085
                                                                                                         ---------------
                                                                                                               4,070,254
CAPITAL MARKETS (4.3%)
   Ameriprise Financial                                                                         17,200           937,400
   Charles Schwab                                                                                2,700            52,218
   E*Trade Financial*                                                                           33,700           755,554
   Franklin Resources                                                                            7,500           826,275
   Goldman Sachs                                                                                 5,600         1,116,360
   Lehman Brothers Holdings                                                                      7,800           609,336
   Mellon Financial                                                                             29,000         1,222,350
   Northern Trust                                                                                8,600           521,934
   State Street                                                                                 14,900         1,004,856
   T Rowe Price Group                                                                           24,000         1,050,480
                                                                                                         ---------------
                                                                                                               8,096,763
CHEMICALS (2.5%)
   Ecolab                                                                                       55,000         2,486,000
   Hercules*                                                                                     2,700            52,137
   International Flavors & Fragrances                                                           14,400           707,904
   Monsanto                                                                                     15,000           787,950
   Praxair                                                                                         600            35,598
   Sigma-Aldrich                                                                                 8,200           637,304
                                                                                                         ---------------
                                                                                                               4,706,893

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
38                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (0.2%)
   Commerce Bancorp                                                                              1,400   $        49,378
   Compass Bancshares, Inc.                                                                      1,600            95,440
   M&T Bank                                                                                      1,100           134,376
                                                                                                         ---------------
                                                                                                                 279,194
COMMERCIAL SERVICES & SUPPLIES (0.0%)
   Avery Dennison                                                                                1,200            81,516
   Monster Worldwide*                                                                              100             4,664
                                                                                                         ---------------
                                                                                                                  86,180
COMMUNICATIONS EQUIPMENT (1.0%)
   Avaya*                                                                                        3,500            48,930
   Cisco Systems*                                                                               52,900         1,445,757
   Corning*                                                                                      8,500           159,035
   Novellus Systems*                                                                             5,600           192,752
                                                                                                         ---------------
                                                                                                               1,846,474
COMPUTERS & PERIPHERALS (2.3%)
   Apple Computer*                                                                               7,800           661,752
   International Business Machines                                                                 769            74,708
   Lexmark International*                                                                       15,800         1,156,560
   NCR*                                                                                          7,300           312,148
   Network Appliance*                                                                           27,900         1,095,912
   QLogic*                                                                                      34,200           749,664
   SanDisk*                                                                                      6,300           271,089
                                                                                                         ---------------
                                                                                                               4,321,833
CONSTRUCTION & ENGINEERING (0.0%)
   Fluor                                                                                           800            65,320
                                                                                                         ---------------
CONSTRUCTION MATERIALS (0.0%)
   Vulcan Materials                                                                                800            71,896
                                                                                                         ---------------
CONSUMER FINANCE (0.1%)
   SLM                                                                                           4,500           219,465
                                                                                                         ---------------
CONTAINERS & PACKAGING (0.5%)
   Pactiv*                                                                                      23,700           845,853
   Sealed Air                                                                                    1,100            71,412
                                                                                                         ---------------
                                                                                                                 917,265
DIVERSIFIED CONSUMER SERVICES (0.1%)
   The Western Union Co.                                                                        10,700           239,894
                                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES (1.8%)
   Chicago Mercantile Exchange Holdings                                                          4,000         2,039,000
   Moody's                                                                                      17,700         1,222,362
                                                                                                         ---------------
                                                                                                               3,261,362
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
   Ciena*                                                                                        5,500           152,405
                                                                                                         ---------------
ELECTRIC UTILITIES (0.7%)
   Allegheny Energy*                                                                             1,600            73,456
   Constellation Energy Group                                                                    3,300           227,271
   Exelon                                                                                       15,300           946,917
                                                                                                         ---------------
                                                                                                               1,247,644

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      39

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.5%)
   American Power Conversion                                                                    14,500   $       443,555
   Cooper Industries - Class A                                                                   1,000            90,430
   Emerson Electric                                                                              7,100           312,897
                                                                                                         ---------------
                                                                                                                 846,882
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Molex                                                                                        17,200           544,036
   Rockwell Automation                                                                             800            48,864
   Symbol Technologies, Inc.                                                                     2,500            37,350
   Tektronix                                                                                       600            17,502
   Thermo Electron*                                                                             38,800         1,757,252
   Waters*                                                                                       4,500           220,365
                                                                                                         ---------------
                                                                                                               2,625,369
ENERGY EQUIPMENT & SERVICES (3.0%)
   Baker Hughes                                                                                 23,900         1,784,374
   Schlumberger                                                                                 42,600         2,690,616
   Smith International                                                                             700            28,749
   Transocean*                                                                                   3,100           250,759
   Weatherford International*                                                                   21,100           881,769
                                                                                                         ---------------
                                                                                                               5,636,267
FOOD & STAPLES RETAILING (1.6%)
   CVS                                                                                          13,200           408,012
   Sysco                                                                                         3,600           132,336
   Walgreen                                                                                     17,400           798,486
   Wal-Mart Stores                                                                              36,500         1,685,570
                                                                                                         ---------------
                                                                                                               3,024,404
FOOD PRODUCTS (3.7%)
   Archer-Daniels-Midland                                                                       12,400           396,304
   Campbell Soup                                                                                55,900         2,173,951
   Dean Foods*                                                                                   1,000            42,280
   General Mills                                                                                29,800         1,716,480
   Kellogg                                                                                      23,100         1,156,386
   McCormick & Co                                                                               38,300         1,476,848
                                                                                                         ---------------
                                                                                                               6,962,249
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
   Baxter International                                                                         25,300         1,173,667
   Becton Dickinson                                                                              8,300           582,245
   C.R. Bard                                                                                    10,100           837,997
   Medtronic                                                                                     5,600           299,656
   Stryker Corp                                                                                    700            38,577
                                                                                                         ---------------
                                                                                                               2,932,142
HEALTH CARE PROVIDERS & SERVICES (5.9%)
   Cardinal Health                                                                              10,300           663,629
   Caremark Rx                                                                                  19,700         1,125,067
   Cigna                                                                                           100            13,157
   Express Scripts - Class A*                                                                   15,700         1,124,120
   Humana*                                                                                      39,100         2,162,621
   IMS Health                                                                                    6,600           181,368
   Laboratory Corp. of America Holdings*                                                        37,800         2,777,166
   Manor Care                                                                                   24,600         1,154,232
   Quest Diagnostics                                                                            20,300         1,075,900
   United Health Group                                                                           3,000           161,190
   WellPoint Inc*                                                                                6,700           527,223
                                                                                                         ---------------
                                                                                                              10,965,673

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
40                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (6.3%)
   Darden Restaurants                                                                           23,900   $       960,063
   Harrah's Entertainment                                                                          500            41,360
   Hilton Hotels                                                                                25,700           896,930
   International Game Technology                                                                82,400         3,806,880
   Marriott International - Class A                                                             19,900           949,628
   McDonald's                                                                                   22,800         1,010,724
   Starbucks*                                                                                   57,100         2,022,482
   Wendy's International                                                                        34,100         1,128,369
   Yum! Brands                                                                                  14,300           840,840
                                                                                                         ---------------
                                                                                                              11,657,276
HOUSEHOLD DURABLES (0.1%)
   Pulte Homes                                                                                   3,600           119,232
                                                                                                         ---------------
HOUSEHOLD PRODUCTS (3.7%)
   Clorox                                                                                       20,000         1,283,000
   Colgate-Palmolive                                                                            47,200         3,079,328
   Kimberly-Clark                                                                                2,800           190,260
   Procter & Gamble                                                                             36,872         2,369,764
                                                                                                         ---------------
                                                                                                               6,922,352
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
   AES*                                                                                        103,600         2,283,344
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (2.3%)
   General Electric                                                                            116,500         4,334,965
                                                                                                         ---------------
INSURANCE (1.7%)
   AMBAC Financial Group                                                                         7,100           632,397
   American International Group                                                                 10,600           759,596
   Metlife                                                                                       9,400           554,694
   Principal Financial Group                                                                     3,500           205,450
   Progressive                                                                                   3,600            87,192
   Torchmark                                                                                    15,000           956,400
                                                                                                         ---------------
                                                                                                               3,195,729
INTERNET SOFTWARE & SERVICES (1.0%)
   Google - Class A*                                                                             4,000         1,841,920
                                                                                                         ---------------
IT SERVICES (1.2%)
   Automatic Data Processing                                                                    11,500           566,375
   Cognizant Technology Solutions*                                                              12,100           933,636
   Convergys*                                                                                   18,600           442,308
   Fidelity National Information Services                                                        3,600           144,324
   Fiserv*                                                                                       1,000            52,420
   Paychex                                                                                       4,300           170,022
                                                                                                         ---------------
                                                                                                               2,309,085
LEISURE EQUIPMENT & PRODUCTS (0.1%)
   Mattel                                                                                        8,700           197,142
                                                                                                         ---------------
LIFE SCIENCES TOOLS & SERVICES (0.7%)
   Applera                                                                                      37,100         1,361,199
                                                                                                         ---------------
MACHINERY (1.0%)
   Caterpillar                                                                                  10,000           613,300
   Danaher                                                                                       9,300           673,692
   Deere & Co.                                                                                   3,500           332,745
   Dover                                                                                         1,900            93,138
   Terex*                                                                                        1,400            90,412
                                                                                                         ---------------
                                                                                                               1,803,287

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      41

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA (4.5%)
   Clear Channel Communications                                                                  1,500   $        53,310
   Comcast - Class A*                                                                           23,100           977,823
   DIRECTV Group*                                                                               23,500           586,090
   McGraw Hill                                                                                  30,900         2,101,818
   News Corp. - Class A                                                                         26,700           573,516
   Omnicom Group                                                                                11,100         1,160,394
   Univision - Class A*                                                                         56,100         1,987,062
   Walt Disney                                                                                  27,400           938,998
                                                                                                         ---------------
                                                                                                               8,379,011
METALS & MINING (1.0%)
   Allegheny Technologies                                                                        8,800           797,984
   Nucor                                                                                        11,600           634,056
   Phelps Dodge                                                                                  3,500           419,020
                                                                                                         ---------------
                                                                                                               1,851,060
MULTI-LINE RETAIL (1.9%)
   Big Lots*                                                                                     2,400            55,008
   Family Dollar Stores                                                                         19,500           571,935
   Kohl's*                                                                                      40,600         2,778,258
   Nordstrom                                                                                     4,400           217,096
                                                                                                         ---------------
                                                                                                               3,622,297
OIL, GAS & CONSUMABLE FUELS (5.5%)
   ChevronTexaco                                                                                10,500           772,065
   Consol Energy                                                                                 1,700            54,621
   Devon Energy                                                                                    200            13,416
   Exxon Mobil                                                                                 111,600         8,551,908
   Occidental Petroleum                                                                          3,500           170,905
   Peabody Energy                                                                                2,300            92,943
   Questar                                                                                       1,300           107,965
   Sunoco                                                                                        2,100           130,956
   Valero Energy                                                                                 2,200           112,552
   Williams Cos                                                                                  5,400           141,048
   XTO Energy                                                                                      700            32,935
                                                                                                         ---------------
                                                                                                              10,181,314
PERSONAL PRODUCTS (0.3%)
   Avon Products                                                                                 9,700           320,488
   The Estee Lauder Cos - Class A                                                                7,200           293,904
                                                                                                         ---------------
                                                                                                                 614,392
PHARMACEUTICALS (7.8%)
   Abbott Laboratories                                                                          17,300           842,683
   Allergan                                                                                     16,100         1,927,814
   Eli Lilly & Co                                                                                  200            10,420
   Forest Laboratories*                                                                         18,600           941,160
   Johnson & Johnson                                                                            82,600         5,453,252
   King Pharmaceuticals*                                                                        25,100           399,592
   Mylan Laboratories                                                                           26,200           522,952
   Pfizer                                                                                       68,300         1,768,970
   Schering-Plough                                                                                 800            18,912
   Wyeth                                                                                        50,700         2,581,644
                                                                                                         ---------------
                                                                                                              14,467,399

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
42                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (2.2%)
   CB Richards Ellis - Class A*                                                                 12,400   $       411,680
   Kimco Realty                                                                                  3,400           152,830
   Public Storage                                                                               13,500         1,316,250
   Vornado Realty Trust                                                                         17,700         2,150,550
                                                                                                         ---------------
                                                                                                               4,031,310
ROAD & RAIL (0.3%)
   Burlington Northern Santa Fe                                                                  4,400           324,764
   Norfolk Southern                                                                              4,100           206,189
                                                                                                         ---------------
                                                                                                                 530,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
   LSI Logic*                                                                                    5,100            45,900
   Nvidia*                                                                                      84,200         3,116,242
                                                                                                         ---------------
                                                                                                               3,162,142
SOFTWARE (6.0%)
   Adobe Systems*                                                                                2,700           111,024
   BMC Software*                                                                                23,500           756,700
   Citrix Systems*                                                                              48,100         1,301,105
   Intuit*                                                                                      46,700         1,424,817
   Microsoft                                                                                   153,400         4,580,524
   Oracle*                                                                                     150,936         2,587,043
   Parametric Tech *                                                                             5,500            99,110
   Symantec*                                                                                    12,600           262,710
                                                                                                         ---------------
                                                                                                              11,123,033
SPECIALTY RETAIL (2.4%)
   Autozone*                                                                                     3,900           450,684
   Best Buy                                                                                        700            34,433
   Office Depot*                                                                                53,000         2,023,010
   Sherwin Williams                                                                             15,000           953,700
   Staples                                                                                       3,400            90,780
   TJX Companies                                                                                32,900           936,992
                                                                                                         ---------------
                                                                                                               4,489,599
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
   Liz Claiborne                                                                                 2,400           104,304
   VF                                                                                            1,800           147,744
                                                                                                         ---------------
                                                                                                                 252,048
THRIFTS & MORTGAGE FINANCE (0.1%)
   Sovereign Bancorp                                                                             4,700           119,333
                                                                                                         ---------------
TOBACCO (3.2%)
   Altria Group                                                                                 41,400         3,552,948
   UST                                                                                          42,300         2,461,860
                                                                                                         ---------------
                                                                                                               6,014,808

TOTAL COMMON STOCKS (IDENTIFIED COST $167,280,453)                                                           185,500,411
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      43

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.7%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%    01/02/2007   $ 1,260,300   $     1,260,300
   DATED 12/29/06 (Repurchase Value $1,260,979                                                           ---------------
   collateralized by U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,260,300)                                                      1,260,300
                                                                                                         ---------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $168,540,753)(2)                                                 186,760,711
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                     (336,077)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   186,424,634
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non Income Producing Security.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
44                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (100.1%)

AEROSPACE & DEFENSE (3.6%)
   Honeywell International                                                                      18,700   $       845,988
   Lockheed Martin                                                                              30,500         2,808,135
   United Technologies                                                                          18,600         1,162,872
                                                                                                         ---------------
                                                                                                               4,816,995
AIR FREIGHT & LOGISTICS (2.1%)
   Ryder System                                                                                  6,300           321,678
   United Parcel Service - Class B                                                              32,600         2,444,348
                                                                                                         ---------------
                                                                                                               2,766,026
AUTO COMPONENTS (0.5%)
   TRW Automotive Holdings*                                                                     27,500           711,425
                                                                                                         ---------------
BIOTECHNOLOGY (0.5%)
   Millennium Pharmaceutical*                                                                   58,700           639,830
                                                                                                         ---------------
CAPITAL MARKETS (6.5%)
   Goldman Sachs                                                                                19,100         3,807,585
   Lehman Brothers Holdings                                                                     28,600         2,234,232
   Merrill Lynch                                                                                28,700         2,671,970
                                                                                                         ---------------
                                                                                                               8,713,787
CHEMICALS (0.5%)
   Lyondell Chemical                                                                            16,000           409,120
   Westlake Chemical Co                                                                          8,300           260,454
                                                                                                         ---------------
                                                                                                                 669,574
COMMERCIAL BANKS (6.2%)
   Comerica                                                                                     24,000         1,408,320
   Huntington Bancshares                                                                        14,900           353,875
   PNC Financial Services Group                                                                 14,400         1,066,176
   US Bancorp                                                                                   59,000         2,135,210
   Wachovia                                                                                     59,300         3,377,135
                                                                                                         ---------------
                                                                                                               8,340,716
COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Waste Management                                                                             19,300           709,661
                                                                                                         ---------------
COMMUNICATIONS EQUIPMENT (2.0%)
   Corning*                                                                                     45,200           845,692
   Motorola                                                                                     89,500         1,840,120
                                                                                                         ---------------
                                                                                                               2,685,812
COMPUTERS & PERIPHERALS (2.7%)
   Hewlett-Packard                                                                              87,400         3,600,006
                                                                                                         ---------------
DISTRIBUTORS (0.3%)
   Ingram Micro - Class A*                                                                      20,300           414,323
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (0.7%)
   The Western Union Co.                                                                        42,212           946,393
                                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES (10.3%)
   Bank of America                                                                             122,800         6,556,292
   Citigroup                                                                                   119,687         6,666,566
   JP Morgan Chase                                                                              13,300           642,390
                                                                                                         ---------------
                                                                                                              13,865,248

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      45

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (7.1%)
   AT&T                                                                                        162,200   $     5,798,650
   BellSouth                                                                                    38,600         1,818,446
   CenturyTel                                                                                   14,100           615,606
   Qwest Communications International*                                                          71,400           597,618
   Verizon Communications                                                                       20,300           755,972
                                                                                                         ---------------
                                                                                                               9,586,292
ELECTRIC UTILITIES (1.8%)
   FirstEnergy                                                                                  17,700         1,065,717
   Pepco Holdings                                                                               31,600           821,916
   Pinnacle West Capital                                                                        10,100           511,464
                                                                                                         ---------------
                                                                                                               2,399,097
ELECTRICAL EQUIPMENT (0.5%)
   Emerson Electric                                                                             15,500           683,085
                                                                                                         ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
   Avnet*                                                                                       27,300           696,969
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (0.6%)
   Tidewater                                                                                    16,000           773,760
                                                                                                         ---------------
FOOD PRODUCTS (0.5%)
   Unilever NV                                                                                  25,600           697,600
                                                                                                         ---------------
HEALTH CARE PROVIDERS & SERVICES (1.8%)
   McKesson                                                                                     30,900         1,566,630
   Medco Health Solutions*                                                                       6,500           347,360
   Universal Health Services                                                                     8,700           482,241
                                                                                                         ---------------
                                                                                                               2,396,231
HOTELS, RESTAURANTS & LEISURE (0.6%)
   Yum! Brands                                                                                  14,000           823,200
                                                                                                         ---------------
HOUSEHOLD DURABLES (0.9%)
   The Dow Chemical Co.                                                                         10,100           403,394
   Whirlpool                                                                                     9,000           747,180
                                                                                                         ---------------
                                                                                                               1,150,574
HOUSEHOLD PRODUCTS (1.4%)
   Kimberly-Clark                                                                               27,300         1,855,035
                                                                                                         ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
   TXU                                                                                          48,400         2,623,764
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (2.6%)
   3M                                                                                           10,200           794,886
   General Electric                                                                             70,900         2,638,189
                                                                                                         ---------------
                                                                                                               3,433,075
INSURANCE (6.9%)
   Ace                                                                                          30,300         1,835,271
   Allstate                                                                                     14,100           918,051
   Arch Capital Group Ltd.*                                                                      4,200           283,962
   Assurant Inc.                                                                                24,200         1,337,050
   Chubb                                                                                        10,100           534,391
   Hartford Financial Services Group                                                            16,300         1,520,953
   MBIA                                                                                         26,100         1,906,866

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
46                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE - CONTINUED
   MGIC Investment                                                                               4,500   $       281,430
   St. Paul Travelers                                                                           12,759           685,031
                                                                                                         ---------------
                                                                                                               9,303,005
MACHINERY (2.9%)
   Deere & Co.                                                                                   4,200           399,294
   Dover                                                                                        31,600         1,549,032
   Eaton                                                                                        11,500           864,110
   Illinois Tool Works                                                                           8,600           397,234
   Parker Hannifin                                                                               8,800           676,544
                                                                                                         ---------------
                                                                                                               3,886,214
MEDIA (3.8%)
   CBS Corp. - Class B                                                                          30,750           958,785
   Comcast - Class A*                                                                           62,673         2,652,948
   Idearc*                                                                                       1,015            29,080
   McGraw Hill                                                                                   6,400           435,328
   RH Donnelley                                                                                  7,300           457,929
   Walt Disney                                                                                  18,100           620,287
                                                                                                         ---------------
                                                                                                               5,154,357
METALS & MINING (1.8%)
   Alcoa                                                                                        40,100         1,203,401
   Freeport-McMoRan Copper & Gold - Class B                                                     12,500           696,625
   Southern Copper                                                                               5,000           269,450
   Timken Co.                                                                                   10,300           300,554
                                                                                                         ---------------
                                                                                                               2,470,030
MULTI-LINE RETAIL (0.3%)
   Dillard's - Class A                                                                          11,600           405,652
                                                                                                         ---------------
MULTI-UTILITIES (1.8%)
   Puget Energy                                                                                 23,000           583,280
   Xcel Energy                                                                                  77,100         1,777,926
                                                                                                         ---------------
                                                                                                               2,361,206
OIL, GAS & CONSUMABLE FUELS (7.5%)
   ChevronTexaco                                                                                23,531         1,730,234
   ConocoPhillips                                                                               61,046         4,392,260
   Exxon Mobil                                                                                  20,500         1,570,915
   Hess                                                                                          6,300           312,291
   Marathon Oil                                                                                  8,200           758,500
   Occidental Petroleum                                                                         25,600         1,250,048
                                                                                                         ---------------
                                                                                                              10,014,248
PHARMACEUTICALS (5.2%)
   Abbott Laboratories                                                                          27,900         1,359,009
   Bristol-Myers Squibb                                                                         78,600         2,068,752
   Merck                                                                                        48,900         2,132,040
   Schering-Plough                                                                              58,200         1,375,848
                                                                                                         ---------------
                                                                                                               6,935,649
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
   Camden Property Trust                                                                        13,100           967,435
   CapitalSource                                                                                22,300           609,013
   Liberty Property Trust                                                                        6,800           334,152
                                                                                                         ---------------
                                                                                                               1,910,600

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       47

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
   Intel                                                                                        76,900   $     1,557,225
   Texas Instruments                                                                            19,200           552,960
                                                                                                         ---------------
                                                                                                               2,110,185
SOFTWARE (0.9%)
   BMC Software*                                                                                13,900           447,580
   Microsoft                                                                                    27,300           815,178
                                                                                                         ---------------
                                                                                                               1,262,758
SPECIALTY RETAIL (2.3%)
   AnnTaylor Stores*                                                                             9,400           308,696
   The Gap                                                                                      71,100         1,386,450
   Ltd. Brands                                                                                  27,200           787,168
   Office Depot*                                                                                15,300           584,001
                                                                                                         ---------------
                                                                                                               3,066,315
THRIFTS & MORTGAGE FINANCE (2.1%)
   Countrywide Financial                                                                        23,200           984,840
   Fannie Mae                                                                                   22,800         1,354,092
   IndyMac Bancorp                                                                              11,300           510,308
                                                                                                         ---------------
                                                                                                               2,849,240
TOBACCO (3.5%)
   Altria Group                                                                                 46,000         3,947,720
   Reynolds American                                                                            11,400           746,358
                                                                                                         ---------------
                                                                                                               4,694,078
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
   Sprint Nextel                                                                                97,418         1,840,226
                                                                                                         ---------------

TOTAL COMMON STOCK (IDENTIFIED COST $109,951,969)                                                            134,262,241
                                                                                                         ---------------

                                                                   INTEREST    MATURITY      PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (0.3%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%    01/02/2007    $  210,192   $       210,192
   DATED 12/29/06 (Repurchase Value $210,305
   collateralized by U.S. Government Agency Securities)(1)
   United States T-Bill(2,4)                                        4.983%    01/18/2007        10,000             9,977
   United States T-Bill(2,4)                                        4.940%    02/08/2007       100,000            99,478
                                                                                                         ---------------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $319,647)                                                          319,647
                                                                                                         ---------------

TOTAL INVESTMENTS (100.4%) (IDENTIFIED COST $110,271,616)(3)                                                 134,581,888
TOTAL LIABILITIES LESS OTHER ASSETS (-0.4%)                                                                     (487,908)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   134,093,980
                                                                                                         ===============
------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                           UNREALIZED
                                                                                             UNITS PER    APPRECIATION/
   TYPE                                                          EXPIRATION    CONTRACTS     CONTRACT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   S&P 500 Mini Future (Buy)                                     03/16/2007        14           50       $        10,019

--------------------------------------------------------------------------------
*     Non Income Producing Security
(1)   See Note 2 for collateral information.
(2) Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2006.
(3)   See Note 6 for important tax information.
(4)   Rates represent the yield to maturity at time of purchase.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
48                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.6%)

AEROSPACE & DEFENSE (0.6%)
   Alliant Techsystems*                                                                         13,400   $     1,047,746
   Cubic                                                                                        27,500           596,750
                                                                                                         ---------------
                                                                                                               1,644,496
AIR FREIGHT & LOGISTICS (0.6%)
   HUB Group - Class A*                                                                         35,800           986,290
   Pacer International                                                                          22,000           654,940
                                                                                                         ---------------
                                                                                                               1,641,230
AIRLINES (0.6%)
   AMR*                                                                                         24,100           728,543
   Continental Airlines - Class B*                                                              23,700           977,625
                                                                                                         ---------------
                                                                                                               1,706,168
AUTO COMPONENTS (0.1%)
   LKQ*                                                                                          5,900           135,641
   Strattec Security*                                                                            4,300           200,380
                                                                                                         ---------------
                                                                                                                 336,021
BEVERAGES (0.5%)
   Boston Beer Co.*                                                                             35,100         1,262,898
   PepsiAmericas                                                                                13,400           281,132
                                                                                                         ---------------
                                                                                                               1,544,030
BIOTECHNOLOGY (2.3%)
   Accelrys*                                                                                    28,100           168,881
   Acorda Therapeutics*                                                                         21,800           345,312
   Genentech*                                                                                   53,600         4,348,568
   Invitrogen*                                                                                  20,100         1,137,459
   Kosan Biosciences*                                                                           38,400           213,120
   Maxygen*                                                                                     21,200           228,324
   Tanox*                                                                                       16,100           320,390
                                                                                                         ---------------
                                                                                                               6,762,054
BUILDING PRODUCTS (0.5%)
   Genlyte Group*                                                                               15,200         1,187,272
   Omega Flex                                                                                    1,800            37,224
   USG*                                                                                          3,500           191,800
                                                                                                         ---------------
                                                                                                               1,416,296
CAPITAL MARKETS (2.5%)
   Cohen & Steers                                                                                7,100           285,207
   Eaton Vance                                                                                  35,200         1,161,952
   International Assets Holding Corp*                                                           12,800           367,488
   Nuveen Investments - Class A                                                                 52,600         2,728,888
   Piper Jaffray*                                                                               13,800           899,070
   SEI Investments Company                                                                      16,300           970,828
   Waddell & Reed Financial Class A                                                             35,000           957,600
                                                                                                         ---------------
                                                                                                               7,371,033
CHEMICALS (2.2%)
   Airgas                                                                                        7,900           320,108
   Compass Minerals International                                                               19,200           605,952
   Lubrizol                                                                                     16,800           842,184
   Nalco Holding*                                                                               55,600         1,137,576
   Nordson                                                                                      31,700         1,579,611
   OM Group*                                                                                    29,900         1,353,872
   Valhi                                                                                         6,700           174,066
   Valspar                                                                                      14,000           386,960
                                                                                                         ---------------
                                                                                                               6,400,329

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     49

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (4.5%)
   1st Source                                                                                   11,000   $       353,430
   Banner                                                                                       29,200         1,294,728
   Financial Inst Inc                                                                           20,300           467,915
   First Bancorp                                                                               196,300         1,870,739
   Firstmerit                                                                                   20,800           502,112
   Hancock Holding                                                                               8,300           438,572
   Independent Bank                                                                              7,056           178,446
   Intervest Bancshares - Class A*                                                               7,600           261,516
   PAB Bankshares                                                                                4,700           100,439
   PFF Bancorp                                                                                  28,180           972,492
   Popular                                                                                      51,612           926,435
   Republic Bancorp                                                                             12,540           314,629
   Sterling Financial                                                                            9,600           324,576
   Suffolk Bancorp                                                                               8,400           320,292
   UMB Financial                                                                                37,650         1,374,602
   Unionbancal                                                                                  24,000         1,470,000
   Whitney Holding                                                                              48,900         1,595,118
   Wilmington Trust                                                                             13,900           586,163
                                                                                                         ---------------
                                                                                                              13,352,204
COMMERCIAL SERVICES & SUPPLIES (5.8%)
   Acxiom                                                                                       18,500           474,525
   Administaff                                                                                  19,500           834,015
   AMN Healthcare Services*                                                                     18,900           520,506
   Carriage Services - Class A*                                                                 47,500           241,775
   Ceridian*                                                                                    65,200         1,824,296
   Clark                                                                                        11,500           191,245
   Diamond Cluster Intl - Class A                                                               27,200           338,368
   Ecology and Environment - Class A                                                             7,400            80,660
   Forrester Research*                                                                          17,300           469,003
   Global Payments                                                                              19,560           905,628
   John H. Harland                                                                               6,700           336,340
   Kforce*                                                                                      46,000           559,820
   Learning Tree International*                                                                  7,000            62,230
   Manpower                                                                                     22,700         1,700,911
   Medical Staffing Network*                                                                    28,600           167,882
   Morningstar*                                                                                 21,800           982,090
   Prepaid Legal Services*                                                                      14,100           551,733
   Republic Services - Class A                                                                  37,600         1,529,192
   Servicemaster                                                                                38,700           507,357
   Spherion*                                                                                    29,400           218,442
   Stericycle*                                                                                  10,200           770,100
   Tetra Tech*                                                                                  13,500           244,215
   Total System Services                                                                        55,300         1,459,367
   Vertrue*                                                                                     18,300           702,903
   Viad Corp.                                                                                   13,800           560,280
   Volt Information Sciences*                                                                    8,500           426,785
   Weight Watchers International                                                                12,200           640,866
                                                                                                         ---------------
                                                                                                              17,300,534
COMMUNICATIONS EQUIPMENT (1.0%)
   Anaren*                                                                                      17,400           309,024
   Commscope*                                                                                   31,200           950,976
   Communications Systems                                                                        7,000            69,930
   Utstarcom*                                                                                  179,400         1,569,750
                                                                                                         ---------------
                                                                                                               2,899,680

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
50                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.6%)
   BROCADE Communication Systems*                                                               28,100   $       230,701
   Cray*                                                                                        41,000           487,080
   Diebold                                                                                      10,400           484,640
   Electronics For Imaging*                                                                     28,000           744,240
   Emulex*                                                                                      51,000           995,010
   Palm*                                                                                        32,000           450,880
   Silicon Storage Technology*                                                                  54,800           247,148
   Spansion*                                                                                    65,300           970,358
                                                                                                         ---------------
                                                                                                               4,610,057
CONSTRUCTION & ENGINEERING (0.4%)
   Foster Wheeler*                                                                              21,500         1,185,510
                                                                                                         ---------------
CONSTRUCTION MATERIALS (0.2%)
   Core Molding Technology*                                                                     19,600           189,140
   Eagle Materials                                                                              10,600           458,238
                                                                                                         ---------------
                                                                                                                 647,378
CONSUMER FINANCE (0.4%)
   AmeriCredit*                                                                                 13,900           349,863
   CompuCredit*                                                                                 23,800           947,478
                                                                                                         ---------------
                                                                                                               1,297,341
CONTAINERS & PACKAGING (1.1%)
   Greif - Class A                                                                               9,400         1,112,960
   Silgan Holdings                                                                              38,000         1,668,960
   Sonoco Products                                                                              10,300           392,018
                                                                                                         ---------------
                                                                                                               3,173,938
DIVERSIFIED CONSUMER SERVICES (0.9%)
   Service Corp. Intl.                                                                         191,240         1,960,210
   Sothebys Holdings - Class A                                                                  26,400           818,928
                                                                                                         ---------------
                                                                                                               2,779,138
DIVERSIFIED FINANCIAL SERVICES (0.7%)
   The First Marblehead                                                                         15,600           852,540
   Wright Express*                                                                              36,900         1,150,173
                                                                                                         ---------------
                                                                                                               2,002,713
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
   Cbeyond Communications*                                                                      15,000           458,850
   Cincinnati Bell*                                                                            168,600           770,502
   Consolidated Communications                                                                  12,100           252,890
   CT Communications                                                                            51,381         1,177,652
   D&E Communications                                                                           13,300           168,245
   Fairpoint Communications                                                                     39,700           752,315
   General Communications*                                                                      60,000           943,800
   North Pittsburgh Systems                                                                     16,500           398,310
   Oplink Communication*                                                                        13,000           267,280
   Shenandoah Telecommunications                                                                 2,100            98,721
                                                                                                         ---------------
                                                                                                               5,288,565
ELECTRIC UTILITIES (1.0%)
   Central Vermont Public Service                                                               11,500           270,825
   Pepco Holdings                                                                               48,000         1,248,480
   Reliant Energy*                                                                              29,200           414,932
   Unitil                                                                                        1,100            27,885
   Westar Energy                                                                                39,900         1,035,804
                                                                                                         ---------------
                                                                                                               2,997,926

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      51

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (1.7%)
   Atmel*                                                                                       60,000   $       363,000
   AVX                                                                                          84,900         1,255,671
   Belden CDT Inc.                                                                              14,300           558,987
   C&D Technologies                                                                             22,400           106,176
   Littelfuse*                                                                                  23,900           761,932
   MIPS Technologies*                                                                           20,500           170,150
   Napco Security Systems*                                                                      65,225           382,871
   Roper Industries                                                                             12,800           643,072
   Technitrol                                                                                   14,800           353,572
   Vicor Corp                                                                                   18,000           199,980
   Woodward Governor                                                                             7,800           309,738
                                                                                                         ---------------
                                                                                                               5,105,149
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   Planar Systems*                                                                              47,600           460,292
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (1.7%)
   ONEOK Partners LP                                                                             5,600           354,704
   UGI                                                                                          20,700           564,696
   Universal Compression Holdings*                                                              31,700         1,968,887
   Veritas*                                                                                     26,200         2,243,506
                                                                                                         ---------------
                                                                                                               5,131,793
FOOD & STAPLES RETAILING (0.1%)
   BJ's Wholesale Club*                                                                         10,600           329,766
                                                                                                         ---------------
FOOD PRODUCTS (1.0%)
   Chiquita Brands International                                                                24,600           392,862
   Hormel Foods                                                                                 27,400         1,023,116
   Kraft Foods                                                                                  46,700         1,667,190
                                                                                                         ---------------
                                                                                                               3,083,168
GAS UTILITIES (1.9%)
   Energen                                                                                      37,400         1,755,556
   Equitable Resources                                                                          34,400         1,436,200
   National Fuel Gas                                                                            29,900         1,152,346
   Southwest Gas                                                                                31,300         1,200,981
                                                                                                         ---------------
                                                                                                               5,545,083
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
   Arrow International                                                                           7,000           247,660
   Bradley Pharmaceuticals*                                                                     25,000           514,500
   CYTYC*                                                                                        9,400           266,020
   Gen-Probe*                                                                                   11,800           617,966
   Henry Schein*                                                                                25,900         1,268,582
   Hillenbrand Industries                                                                        8,100           461,133
   Idexx Laboratories*                                                                           6,500           515,450
   Immucor*                                                                                     12,400           362,452
   Luminex*                                                                                     33,000           419,100
   Mentor                                                                                       20,100           982,287
   PSS World Medical*                                                                           17,600           343,728
   Utah Medical Products                                                                         4,200           138,558
   Varian Medical Systems*                                                                      20,500           975,185
   Vital Signs                                                                                  10,200           509,184
                                                                                                         ---------------
                                                                                                               7,621,805

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
52                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.5%)
   Alliance Imaging*                                                                            45,300   $       301,245
   AMERIGROUP*                                                                                  28,400         1,019,276
   Dade Behring Holdings                                                                         6,100           242,841
   Davita*                                                                                      25,150         1,430,532
   Emdeon*                                                                                      93,500         1,158,465
   Health Net*                                                                                   9,400           457,404
   Healthspring*                                                                                22,800           463,980
   HealthTronics*                                                                               25,400           169,164
   Medcath*                                                                                     29,600           809,856
   Odyssey HealthCare*                                                                          22,800           302,328
   Pediatrix Med Group*                                                                         13,600           665,040
   Sierra Health Services*                                                                      11,100           400,044
                                                                                                         ---------------
                                                                                                               7,420,175
HOTELS, RESTAURANTS & LEISURE (1.6%)
   AFC Enterprises*                                                                             14,900           263,283
   Famous Dave's of America*                                                                    12,500           205,875
   International Speedway                                                                       11,600           592,064
   Interstate Hotels & Resorts*                                                                116,500           869,090
   Jack-in-the-Box*                                                                              9,100           555,464
   Las Vegas Sands*                                                                              5,300           474,244
   Silverleaf Resorts*                                                                          28,900           129,472
   Sonic*                                                                                       18,200           435,890
   Triarc Cos                                                                                   39,800           796,000
   Vail Resorts*                                                                                11,600           519,912
                                                                                                         ---------------
                                                                                                               4,841,294
HOUSEHOLD DURABLES (1.2%)
   Energizer Holdings*                                                                          19,900         1,412,701
   NVR*                                                                                          2,100         1,354,500
   Owens Corning*                                                                               17,900           535,210
   Palm Harbor Homes*                                                                           12,400           173,848
                                                                                                         ---------------
                                                                                                               3,476,259
INDEPENDENT POWER PRODUCERS (0.1%)
   Mirant*                                                                                      14,200           448,294
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (0.1%)
   Carlisle Cos                                                                                  5,000           392,500
                                                                                                         ---------------
INSURANCE (8.9%)
   21st Century Holdings                                                                         8,300           197,125
   21st Century Insurance Group                                                                 23,400           413,010
   Alleghany*                                                                                    1,140           414,504
   American Financial Group                                                                      9,600           344,736
   Arch Capital Group Ltd.*                                                                      7,200           486,792
   Assurant Inc.                                                                                15,100           834,275
   Axis Capital Holdings Ltd.                                                                   38,000         1,268,060
   Berkshire Hathaway - Class A*                                                                    83         9,129,170
   CNA Financial*                                                                               44,200         1,782,144
   Harleysville Group                                                                           15,200           529,264
   Kansas City Life Insurance                                                                    2,000           100,160
   Markel*                                                                                       2,600         1,248,260
   Montpelier Re Holdings Ltd.                                                                  35,500           660,655
   Nationwide                                                                                   49,700         2,693,740
   Old Republic International                                                                   22,437           522,333

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       53

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE - CONTINUED
   Philadelphia Consolidated Holding*                                                           16,500   $       735,240
   Phoenix Companies                                                                            41,100           653,079
   Protective Life                                                                              21,700         1,030,750
   Radian Group Inc                                                                              7,600           409,716
   Safety Insurance                                                                              6,000           304,260
   State Auto Financial                                                                         10,000           347,300
   Transatlantic Holdings                                                                       12,125           752,963
   Unitrin                                                                                      12,800           641,408
   WR Berkley                                                                                   21,900           755,769
                                                                                                         ---------------
                                                                                                              26,254,713
INTERNET & CATALOG RETAIL (1.6%)
   FTD Group*                                                                                   72,100         1,289,869
   Liberty Media Interactive*                                                                   54,300         1,171,251
   Priceline.com*                                                                               50,300         2,193,583
                                                                                                         ---------------
                                                                                                               4,654,703
INTERNET SOFTWARE & SERVICES (1.3%)
   Earthlink*                                                                                   88,900           631,190
   Expedia*                                                                                     96,700         2,028,766
   Logility*                                                                                    43,000           340,990
   Travelzoo*                                                                                   17,900           536,105
   United Online                                                                                27,900           370,512
                                                                                                         ---------------
                                                                                                               3,907,563
IT SERVICES (3.6%)
   Accenture - Class A                                                                         101,800         3,759,474
   Covansys*                                                                                    13,100           300,645
   CSG Systems International*                                                                   42,700         1,141,371
   IHS*                                                                                          8,900           351,372
   infoUSA                                                                                      14,900           177,459
   Insight Enterprises*                                                                         31,500           594,405
   Lightbridge*                                                                                 20,600           278,924
   Manhattan Associates*                                                                        57,300         1,723,584
   Mantech International - Class A*                                                             12,600           464,058
   SYNNEX*                                                                                      32,500           713,050
   Teletech Holdings*                                                                           24,000           573,120
   Trizetto Group*                                                                              30,500           560,285
                                                                                                         ---------------
                                                                                                              10,637,747
LEISURE EQUIPMENT & PRODUCTS (0.1%)
   RC2*                                                                                         10,300           453,200
                                                                                                         ---------------
MACHINERY (2.1%)
   AO Smith                                                                                      7,300           274,188
   Applied Industrial Technolgies                                                               16,500           434,115
   Cascade                                                                                       9,200           486,680
   Freightcar America                                                                            9,700           537,865
   Key Technology*                                                                               3,700            55,463
   Mettler Toledo International*                                                                 9,900           780,615
   Rofin-Sinar Technologies*                                                                    23,200         1,402,672
   Terex*                                                                                       22,000         1,420,760
   TurboChef Technologies*                                                                      19,400           330,188
   Wabtec                                                                                       18,700           568,106
                                                                                                         ---------------
                                                                                                               6,290,652

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
54                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
MARINE (0.3%)
   Horizon Lines                                                                                31,800   $       857,328
                                                                                                         ---------------
MEDIA (3.8%)
   Acme Communications*                                                                         22,400           112,448
   Cablevision Systems                                                                          23,200           660,736
   Citadel Broadcasting                                                                         30,000           298,800
   Cox Radio - Class A*                                                                         85,000         1,385,500
   Discovery Holding Co. - Class A*                                                             21,720           349,475
   Dolby Laboratories*                                                                          30,000           930,600
   DreamWorks*                                                                                  41,600         1,226,784
   Hearst-Argyle Television - Class A                                                           24,100           614,550
   John Wiley & Sons - Class A                                                                  17,400           669,378
   Liberty Global Inc - Class A*                                                                47,800         1,393,370
   Liberty Media Holdings*                                                                      13,960         1,367,801
   Lodgenet Entertainment*                                                                      15,700           392,971
   Scholastic*                                                                                   8,300           297,472
   Sinclair Broadcast Group - Class A                                                           64,000           672,000
   Warner Music Group                                                                           28,400           651,780
   World Wrestling Entertainment - Class A                                                      19,700           321,110
                                                                                                         ---------------
                                                                                                              11,344,775
METALS & MINING (1.1%)
   AK Steel*                                                                                    74,400         1,257,360
   Carpenter Technology                                                                          9,600           984,192
   Penn Virginia Resource                                                                       18,400           478,584
   Reliance Steel & Aluminum                                                                    11,400           448,932
                                                                                                         ---------------
                                                                                                               3,169,068
MULTI-LINE RETAIL (1.3%)
   The Bon-Ton Stores                                                                           14,700           509,355
   Dollar Tree Stores*                                                                          44,800         1,348,480
   Retail Ventures*                                                                             24,800           472,192
   Saks                                                                                         83,900         1,495,098
                                                                                                         ---------------
                                                                                                               3,825,125
MULTI-UTILITIES (1.6%)
   Energy East                                                                                  34,900           865,520
   MDU Resources Group                                                                          50,250         1,288,410
   OGE Energy                                                                                   44,100         1,764,000
   Oneok                                                                                        19,900           858,088
                                                                                                         ---------------
                                                                                                               4,776,018
OIL, GAS & CONSUMABLE FUELS (4.9%)
   Atlas America*                                                                               11,344           578,204
   Aventine Renewable Energy Holdings*                                                          34,900           822,244
   Clayton Williams Energy*                                                                     21,300           773,403
   CNX Gas*                                                                                     16,200           413,100
   Cooper Cameron*                                                                              39,100         2,074,255
   Diamond Offshore Drilling                                                                     7,400           591,556
   Dorchester                                                                                    8,300           182,849
   Enterprise Products Partners LP                                                              31,000           898,380
   EXCO Resources*                                                                              86,600         1,464,406
   Frontier Oil                                                                                 48,000         1,379,520
   Newfield Exploration*                                                                        24,200         1,111,990
   Pioneer Natural Resources                                                                    11,100           440,559
   Ship Finance                                                                                 26,300           624,888
   Suburban Propane Partners LP                                                                 21,600           821,016

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       55

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
   T-3 Energy Services - Class 3*                                                               11,400   $       251,370
   Tesoro Petroleum                                                                             17,100         1,124,667
   Trico Marine Service*                                                                        27,000         1,034,370
                                                                                                         ---------------
                                                                                                              14,586,777
PAPER & FOREST PRODUCTS (0.1%)
   Universal Forest Products                                                                     8,300           386,946
                                                                                                         ---------------
PERSONAL PRODUCTS (0.2%)
   Herbalife Ltd.*                                                                              16,500           662,640
                                                                                                         ---------------
PHARMACEUTICALS (1.8%)
   Abraxis BioScience, Inc.*                                                                    15,400           421,036
   Alpharma - Class A                                                                           26,400           636,240
   Anesiva*                                                                                     36,100           252,700
   Cephalon*                                                                                    10,900           767,469
   CV Therapeutics*                                                                             31,500           439,740
   Endo Pharmaceuticals*                                                                        10,000           275,800
   Enzon Pharmaceuticals*                                                                      228,000         1,940,280
   Mannatech                                                                                    33,700           496,401
                                                                                                         ---------------
                                                                                                               5,229,666
REAL ESTATE (6.1%)
   Alexanders*                                                                                   1,200           503,580
   AMB Property                                                                                  4,000           234,440
   American Real Estate Partners LP                                                              1,800           154,314
   Anthracite                                                                                   43,200           549,936
   CBL & Associates Properties                                                                  14,400           624,240
   Equity Lifestyle Ppt                                                                         43,200         2,351,376
   Felcor Lodging                                                                               53,400         1,166,256
   Fieldstone Investment                                                                        49,000           214,620
   First Industrial Realty Trust                                                                14,200           665,838
   General Growth Properties                                                                    43,210         2,256,858
   Getty Realty                                                                                  9,700           299,730
   Innkeepers USA                                                                               45,800           709,900
   Jer Investors Trust                                                                          22,700           469,209
   Jones Lan Salle                                                                              18,300         1,686,711
   National Health Realty                                                                        3,700            88,800
   Omega Healthcare Investors                                                                   37,200           659,184
   PS Business Parks                                                                            11,700           827,307
   Ramco-Gershenson Properties                                                                   6,600           251,724
   Saul Centers                                                                                 27,600         1,523,244
   Sun Communities                                                                               7,500           242,700
   Taubman Centers                                                                              31,600         1,607,176
   Trustreet Properties                                                                         13,900           234,215
   Ventas                                                                                       18,400           778,688
   Wellsford Real Properties*                                                                   11,700            87,984
                                                                                                         ---------------
                                                                                                              18,188,030
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.2%)
   Capital Trust                                                                                 9,900           494,406
   Hospitality Properties Trust                                                                 55,700         2,647,421
   HRPT Properties Trust                                                                        79,600           983,060
   iStar Financial                                                                              39,700         1,898,454
   Medical Properties Trust                                                                     33,600           514,080
                                                                                                         ---------------
                                                                                                               6,537,421

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
56                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL (0.2%)
   Heartland Express                                                                            37,466   $       562,739
   Quality Distribution*                                                                         7,500            99,900
                                                                                                         ---------------
                                                                                                                 662,639
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
   Eagle Test Systems*                                                                          33,700           491,346
                                                                                                         ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)s
   Atheros Communications*                                                                      11,700           249,444
   Cymer*                                                                                       10,600           465,870
   Entegris*                                                                                    34,800           376,536
   Interdigital Communications*                                                                  7,800           261,690
   Lam Research*                                                                                40,000         2,024,800
   MEMC Electronic Materials*                                                                   20,100           786,714
   Micrel*                                                                                      48,100           518,518
   MKS Instruments*                                                                             29,200           659,336
   Portalplayer*                                                                                59,300           797,585
   Silicon Laboratories*                                                                        12,000           415,800
   Vishay Intertechnology*                                                                      31,585           427,661
   Zoran*                                                                                       17,500           255,150
                                                                                                         ---------------
                                                                                                               7,239,104
SOFTWARE (2.6%)
   BEA Systems*                                                                                 67,400           847,892
   Black Box Corp                                                                                7,700           323,323
   Cadence Design Systems*                                                                      26,500           474,615
   DealerTrack Holdings*                                                                        24,400           717,848
   Macrovision*                                                                                 28,600           808,236
   McAfee*                                                                                      22,100           627,198
   Micros Systems*                                                                              14,100           743,070
   OPNET Technologies*                                                                          19,700           284,665
   Pegasystems                                                                                  52,100           514,227
   Red Hat*                                                                                     13,900           319,700
   Synopsys*                                                                                    48,500         1,296,405
   Transaction Systems Architects*                                                              10,700           348,499
   Verint Systems*                                                                              10,000           342,800
                                                                                                         ---------------
                                                                                                               7,648,478
SPECIALTY RETAIL (4.7%)
   Abercrombie & Fitch - Class A                                                                16,900         1,176,747
   American Eagle Outfitters                                                                   101,550         3,169,375
   Barnes & Noble                                                                               40,200         1,596,342
   Buckle                                                                                        5,400           274,590
   Columbia Sportswear                                                                          16,200           902,340
   CSK Auto*                                                                                    39,300           673,995
   DSW *                                                                                        21,200           817,684
   Group 1 Automotive                                                                           14,400           744,768
   Jo-Ann Stores*                                                                               19,000           467,400
   Mothers Work*                                                                                 7,600           299,364
   Payless Shoesource, Inc.*                                                                    11,500           377,430
   Rent A Center - Class A*                                                                     16,500           486,915
   Steve Madden Ltd.                                                                             6,600           231,594
   Tween Brands*                                                                                 7,400           295,482
   United Retail Group*                                                                         19,700           276,194
   The Warnaco Group*                                                                           65,000         1,649,700
   Zale*                                                                                        14,500           409,045
                                                                                                         ---------------
                                                                                                              13,848,965

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       57

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
   Kellwood                                                                                     21,200   $       689,424
   Maidenform Brands*                                                                           50,800           920,496
   OAKLEY                                                                                       19,100           383,146
   Perry Ellis International*                                                                    9,600           393,600
                                                                                                         ---------------
                                                                                                               2,386,666
THRIFTS & MORTGAGE FINANCE (0.8%)
   Astoria Financial                                                                            16,500           497,640
   First Place Financial                                                                        16,700           392,283
   New Century Financial                                                                         7,750           244,822
   Partners Trust Financial                                                                     43,400           505,176
   United Community Financial                                                                   52,000           636,480
                                                                                                         ---------------
                                                                                                               2,276,401
TOBACCO (0.8%)
   Loews                                                                                        35,000         2,265,200
                                                                                                         ---------------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
   United Stationers*                                                                            9,100           424,879
   WESCO International*                                                                          9,400           552,814
                                                                                                         ---------------
                                                                                                                 977,693
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   American Tower - Class A*                                                                    10,900           406,352
   Crown Castle International*                                                                  44,600         1,440,580
   Syniverse Holdings*                                                                          28,300           424,217
                                                                                                         ---------------
                                                                                                               2,271,149

TOTAL COMMON STOCKS (IDENTIFIED COST $235,425,419)                                                           292,042,232
                                                                                                         ---------------

                                                                   INTEREST     MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.5%)                                        RATE         DATE         AMOUNT         VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007   $4,587,539   $     4,587,539
   DATED 12/29/06 (Repurchase value $4,590,011                                                           ---------------
   collateralized by U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,587,539)                                                      4,587,539
                                                                                                         ---------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $240,012,958)(2)                                                 296,629,771
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                     (330,822)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   296,298,949
                                                                                                         ===============

-------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                            UNREALIZED
                                                                                             UNITS PER    APPRECIATION/
   TYPE                                                           EXPIRATION    CONTRACTS     CONTRACT    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
   Russell 2000 E-Mini (Buy)                                      03/16/2007       41          100       $       (27,187)

--------------------------------------------------------------------------------
* Non Income Producing Security
(1) See Note 2 for collateral information.
(2) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
58                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.7%)

AUSTRALIA (1.7%)
   Alinta Ltd.                                                                                 128,464   $     1,198,580
   Dyno Nobel Ltd.*                                                                            173,300           325,569
   Iluka Resources Ltd.                                                                         95,544           501,525
   Pacific Brands Ltd.                                                                         376,966           776,624
                                                                                                         ---------------
                                                                                                               2,802,298
AUSTRIA (1.5%)
   Raiffeisen International Bank Holding AG                                                     15,351         2,340,696
                                                                                                         ---------------
BELGIUM (1.5%)
   AGFA-Gevaert NV                                                                              33,346           852,193
   Delhaize Group                                                                               18,571         1,548,094
                                                                                                         ---------------
                                                                                                               2,400,287
BRAZIL (1.8%)
   Banco Nossa Caixa SA                                                                         28,000           629,066
   Cia de Bebidas das Americas - ADR                                                            20,700         1,010,160
   Petroleo Brasileiro SA                                                                        8,600           803,928
   Vivo Participacoes SA                                                                        91,000           373,100
                                                                                                         ---------------
                                                                                                               2,816,254
CZECHOSLOVAKIA (1.3%)
   CEZ                                                                                          45,829         2,113,031
                                                                                                         ---------------
EGYPT (0.9%)
   Orascom Telecom Holding SAE                                                                  22,000         1,452,000
                                                                                                         ---------------
FRANCE (5.4%)
   Bull SA*                                                                                    131,000         1,049,660
   Gemalto NV*                                                                                  49,180         1,225,037
   Sanofi-Aventis                                                                               22,146         2,044,898
   Total SA                                                                                     59,300         4,277,929
                                                                                                         ---------------
                                                                                                               8,597,524
GERMANY (11.6%)
   Allianz SE                                                                                   13,781         2,818,051
   Bayer AG                                                                                     39,965         2,154,011
   Bayerische Motoren Werke AG                                                                  33,792         1,944,863
   Deutsche Post AG                                                                             64,400         1,946,750
   GEA Group AG                                                                                 95,915         2,151,140
   Henkel KGaA                                                                                  14,190         1,839,427
   Hypo Real Estate Holding AG                                                                  46,714         2,939,550
   Kloeckner & Co. AG*                                                                          62,339         2,719,694
                                                                                                         ---------------
                                                                                                              18,513,486
GREAT BRITAIN (11.1%)
   Carnival PLC                                                                                 36,501         1,849,599
   Invista Real Estate Investment Management Holdings PLC*                                     862,435         1,992,586
   Kensington Group PLC                                                                        157,844         2,441,540
   Old Mutual PLC                                                                              754,025         2,572,570
   Soco International PLC*                                                                      35,322           955,789
   Standard Chartered PLC                                                                       69,500         2,030,310
   WH Smith PLC                                                                                320,766         2,355,202
   Whitbread PLC                                                                               108,877         3,570,751
                                                                                                         ---------------
                                                                                                              17,768,347

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     59

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
GREECE (5.8%)
   Cosmote Mobile Telecommunications SA                                                         44,140   $     1,305,176
   Hellenic Exchanges SA                                                                        99,316         1,827,556
   National Bank of Greece SA                                                                   72,560         3,342,808
   OPAP SA                                                                                      30,067         1,162,117
   Vivartia SA*                                                                                 83,951         1,600,222
                                                                                                         ---------------
                                                                                                               9,237,879
HONG KONG (0.9%)
   Jardine Matheson Holdings Ltd.                                                               14,000           299,600
   Wharf Holdings Ltd.                                                                         298,000         1,101,462
                                                                                                         ---------------
                                                                                                               1,401,062
HUNGARY (1.4%)
   MOL Magyar Olaj - ADR                                                                        19,190         2,178,065
                                                                                                         ---------------
IRELAND (0.9%)
   Allied Irish Banks PLC                                                                       49,110         1,466,396
                                                                                                         ---------------
ITALY (8.9%)
   Astaldi SpA                                                                                 401,525         2,997,325
   Danieli & Co. SpA                                                                           321,307         4,029,327
   Fondiaria-Sai SpA                                                                            65,555         2,324,345
   Mediaset SpA                                                                                197,108         2,339,121
   UniCredito Italiano SpA                                                                     299,735         2,627,206
                                                                                                         ---------------
                                                                                                              14,317,324
JAPAN (17.3%)
   Aoyama Trading Co. Ltd.                                                                      18,700           560,976
   Arnest One Corp.                                                                             80,000         1,190,538
   Asahi Glass Co. Ltd.                                                                         78,000           937,271
   The Bank of Fukuoka Ltd.                                                                    102,000           743,969
   Century Leasing System, Inc.                                                                 40,900           533,052
   Daiwa Securities Group, Inc.                                                                113,000         1,267,636
   The Eighteenth Bank Ltd.                                                                    174,000           864,115
   Fujitsu Ltd.                                                                                117,000           918,264
   Haseko Corp.*                                                                               220,000           787,530
   Ibiden Co. Ltd.                                                                              23,200         1,169,699
   Isuzu Motors Ltd.                                                                           282,000         1,324,633
   Itochu Corp.                                                                                111,000           911,281
   JGC Corp.                                                                                    65,000         1,116,970
   Joint Corp.                                                                                  35,400         1,362,396
   Kyowa Exeo Corp.                                                                             82,000           837,881
   Mitsubishi Electric Corp.                                                                   127,000         1,158,960
   Mitsubishi Estate Co. Ltd.                                                                   63,000         1,630,520
   Nidec Corp.                                                                                  12,300           950,884
   Nissan Chemical Industries Ltd.                                                              92,000         1,144,154
   Ricoh Co. Ltd.                                                                               38,000           775,934
   Sekisui Chemical Co. Ltd.                                                                    85,000           677,829
   SMC Corp.                                                                                     5,600           794,320
   Sompo Japan Insurance, Inc.                                                                  70,000           855,846
   Sumco Techxiv Corp.                                                                          16,700           867,241
   Sumitomo Chemical Co. Ltd.                                                                  139,000         1,078,081
   Sumitomo Heavy Industries Ltd.                                                               99,000         1,039,872
   Sumitomo Mitsui Financial Group, Inc.                                                            71           727,869
   Sumitomo Rubber Industries, Inc.                                                            109,400         1,412,947
                                                                                                         ---------------
                                                                                                              27,640,668
KAZAKHSTAN (1.3%)
   KazMunaiGas Exploration Production*                                                          85,655         2,095,121
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
60                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
MEXICO (0.8%)
   Coca-Cola Femsa SAB de CV - ADR                                                              16,200   $       615,600
   Grupo Televisa SA - ADR                                                                      26,000           702,260
                                                                                                         ---------------
                                                                                                               1,317,860
NETHERLANDS (2.6%)
   Mittal Steel Co. NV                                                                          29,337         1,238,075
   Royal Dutch Shell PLC                                                                        86,251         3,014,470
                                                                                                         ---------------
                                                                                                               4,252,545
NORWAY (4.7%)
   PAN Fish ASA*                                                                             2,669,800         2,440,637
   Statoil ASA                                                                                  70,500         1,868,444
   Telenor ASA                                                                                 171,500         3,224,977
                                                                                                         ---------------
                                                                                                               7,534,058
PHILIPPINES (0.7%)
   Ayala Land, Inc.                                                                          3,424,600         1,064,733
                                                                                                         ---------------
RUSSIA (1.8%)
   Unified Energy System - GDR                                                                  25,800         2,816,070
                                                                                                         ---------------
SINGAPORE (0.7%)
   Keppel Land Ltd.                                                                            244,000         1,097,702
                                                                                                         ---------------
SOUTH AFRICA (0.4%)
   Sasol Ltd.                                                                                   19,645           724,904
                                                                                                         ---------------
SOUTH KOREA (1.7%)
   Hana Financial Group, Inc.                                                                   24,490         1,287,700
   Samsung Electronics Co. Ltd.                                                                  2,215         1,459,995
                                                                                                         ---------------
                                                                                                               2,747,695
SPAIN (2.7%)
   Corp. Dermoestetica*                                                                         93,939         1,075,112
   Telefonica SA                                                                               154,212         3,281,496
                                                                                                         ---------------
                                                                                                               4,356,608
SWEDEN (2.4%)
   Eniro AB                                                                                    119,446         1,579,016
   Modern Times Group AB*                                                                       34,880         2,292,742
                                                                                                         ---------------
                                                                                                               3,871,758
SWITZERLAND (2.8%)
   Julius Baer Holding AG                                                                       20,877         2,299,297
   Valora Holding AG                                                                             7,840         2,153,828
                                                                                                         ---------------
                                                                                                               4,453,125
TAIWAN (1.0%)
   Cathay Financial Holding Co. Ltd. - GDR                                                      39,574           898,734
   Taiwan Semiconductor Manufacturing Co. Ltd.                                                  64,839           708,690
                                                                                                         ---------------
                                                                                                               1,607,424
THAILAND (0.6%)
   Bangkok Bank PCL                                                                            296,200           960,874
                                                                                                         ---------------
TURKEY (2.5%)
   Aksigorta AS                                                                                550,368         2,080,162
   Asya Katilim Bankasi AS*                                                                    230,158           910,551
   Turkcell Iletisim Hizmet AS                                                                 205,375         1,037,394
                                                                                                         ---------------
                                                                                                               4,028,107

TOTAL COMMON STOCKS (IDENTIFIED COST $127,395,444)                                                           157,973,901
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     61

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)
   FIFTH THIRD REPURCHASE AGREEMENT                          4.850%        01/02/2007     $  1,061,815   $     1,061,815
   DATED 12/29/2006 (Repurchase value $1,062,387                                                         ---------------
   collateralized by U.S. Government Agency
   Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,061,815)                                                      1,061,815
                                                                                                         ---------------

TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $128,457,259)(2)                                                  159,035,716
TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                                     1,059,060
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   160,094,776
                                                                                                         ===============

-------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FORWARD CURRENCY CONTRACTS

                                                                                           CONTRACT
                                                                                            VALUE AT        UNREALIZED
                                                            DELIVERY      CONTRACTED      DECEMBER 31,    APPRECIATION/
   CONTRACT DESCRIPTION                                       DATE          AMOUNT            2006        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
   CONTRACTS TO SELL
   Euro (EUR)                                              01/02/2007     457,352 (EUR)   $    603,726   $        (3,359)
   Euro (EUR)                                              01/03/2007   1,146,847 (EUR)      1,513,889            (6,818)
   Singapore Dollar (SGD)                                  01/04/2007     327,171 (EUR)        213,315              (769)
                                                                                                         ---------------
                                                                                                         $       (10,946)

--------------------------------------------------------------------------------
* Non Income Producing Security
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
62                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.0%)

AUTOMOBILES (2.3%)
   Ford Motor Co.                                                    9.500%    09/15/2011   $   500,000   $      495,000
   General Motors Corp.                                              8.250%    07/15/2023     1,000,000          930,000
                                                                                                          --------------
                                                                                                               1,425,000
CHEMICALS (2.3%)
   Millennium America                                                7.625%    11/15/2026     1,000,000          912,500
   Phibro Animal Health(1)                                          13.000%    08/01/2014       500,000          506,250
                                                                                                          --------------
                                                                                                               1,418,750
COMMERCIAL SERVICES & SUPPLIES (0.8%)
   Xerox                                                             6.750%    02/01/2017       500,000          522,500
                                                                                                          --------------
COMPUTERS & PERIPHERALS (0.8%)
   Seagate Tech HDD(1)                                               6.800%    10/01/2016       500,000          502,500
                                                                                                          --------------
CONSUMER FINANCE (1.6%)
   Ford Motor Credit Co.                                             8.000%    12/15/2016     1,000,000          988,150
                                                                                                          --------------
ELECTRIC UTILITIES (0.9%)
   PSEG Energy Holdings LLC                                          8.500%    06/15/2011       500,000          537,500
                                                                                                          --------------
ELECTRICAL EQUIPMENT (1.6%)
   Freescale Semiconductor(1)                                       10.125%    12/15/2016     1,000,000        1,001,250
                                                                                                          --------------
ENERGY EQUIPMENT & SERVICES (0.8%)
   NGC                                                               7.125%    05/15/2018       500,000          487,500
                                                                                                          --------------
FINANCE-OTHER (5.4%)
   ACE Cash Express(1)                                              10.250%    10/01/2014       500,000          506,250
   ASG Consolidated LLC(2)                                           0.000%    11/01/2011     1,000,000          890,000
   Cardtronics                                                       9.250%    08/15/2013       500,000          526,250
   Fairfax Financial Holdings                                        7.375%    04/15/2018       500,000          461,250
   ipayment                                                          9.750%    05/15/2014       500,000          513,750
   Thornburg Mortgage                                                8.000%    05/15/2013       500,000          495,000
                                                                                                          --------------
                                                                                                               3,392,500
FOOD & STAPLES RETAILING (1.6%)
   Dean Foods Co.                                                    6.900%    10/15/2017       500,000          497,500
   Supervalu                                                         7.500%    11/15/2014       500,000          521,351
                                                                                                          --------------
                                                                                                               1,018,851
HOTELS, RESTAURANTS & LEISURE (0.8%)
   WIMAR OPCO LLC(1)                                                 9.625%    12/15/2014       500,000          495,000
                                                                                                          --------------
INDUSTRIAL-AUTOMOTIVE (2.3%)
   GMAC LLC                                                          7.000%    02/01/2012       500,000          515,840
   The Goodyear Tire & Rubber Co.                                    7.000%    03/15/2028       500,000          425,000
   Titan International(1)                                            8.000%    01/15/2012       500,000          503,125
                                                                                                          --------------
                                                                                                               1,443,965
INDUSTRIAL-BASIC (4.5%)
   Ball                                                              6.625%    03/15/2018       500,000          497,500
   Nalco Finance(2)                                                  0.000%    02/01/2014     1,000,000          810,000
   Owens-Illinois                                                    7.800%    05/15/2018       500,000          498,125
   Polyone                                                           8.875%    05/01/2012       500,000          498,750
   Ucar Finance                                                      10.25%    02/15/2012       500,000          526,875
                                                                                                          --------------
                                                                                                               2,831,250

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     63

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-CAPITAL GOODS (6.5%)
   Allied Waste                                                      7.875%    04/15/2013   $   500,000   $      515,625
   Case New Holland                                                  7.250%    01/15/2016       500,000          506,250
   Columbus McKinnon                                                 8.875%    11/01/2013       500,000          527,500
   DRS Technologies                                                  7.625%    02/01/2018       500,000          515,000
   Neenah(1)                                                         13.00%    09/30/2013       500,000          500,000
   Park-Ohio Industries                                              8.375%    11/15/2014       500,000          466,250
   Terex                                                             7.375%    01/15/2014       500,000          507,500
   WII Components                                                    10.00%    02/15/2012       500,000          515,000
                                                                                                          --------------
                                                                                                               4,053,125
INDUSTRIAL-ENERGY (6.5%)
   Chesapeake Energy                                                 6.500%    08/15/2017       500,000          488,750
   Hornbeck Offshore Services                                        6.125%    12/01/2014       500,000          476,875
   KCS Energy                                                        7.125%    04/01/2012       500,000          486,250
   NRG Energy                                                        7.375%    01/15/2017       500,000          501,250
   Parker Drilling                                                   9.625%    10/01/2013       500,000          548,125
   TXU                                                               5.550%    11/15/2014       500,000          474,670
   Williams Cos                                                      7.625%    07/15/2019     1,000,000        1,070,000
                                                                                                          --------------
                                                                                                               4,045,920
INDUSTRIAL-ENTERTAINMENT (0.8%)
   Royal Caribbean Cruises                                           7.250%    03/15/2018       500,000          505,343
                                                                                                          --------------
INDUSTRIAL-GAMING (3.2%)
   Herbst Gaming                                                     7.000%    11/15/2014       500,000          477,500
   MGM Mirage                                                        6.750%    09/01/2012       500,000          492,500
   Mohegan Tribal Gaming                                             6.875%    02/15/2015       500,000          501,250
   River Rock Entertainment                                          9.750%    11/01/2011       500,000          530,000
                                                                                                          --------------
                                                                                                               2,001,250
INDUSTRIAL-HEALTH CARE (5.9%)
   AMR HoldCo                                                       10.000%    02/15/2015       500,000          541,250
   Athena Neuro Fin.                                                 7.250%    02/21/2008       500,000          510,000
   Davita                                                            7.250%    03/15/2015       500,000          510,000
   Healthsouth(1,3)                                                 11.354%    06/15/2014     1,000,000        1,065,000
   Triad Hospitals                                                   7.000%    11/15/2013       500,000          503,125
   Universal Hospital                                               10.125%    11/01/2011       500,000          533,750
                                                                                                          --------------
                                                                                                               3,663,125
INDUSTRIAL-MEDIA CABLE (3.1%)
   Charter Communications Holdings LLC(2)                            0.000%    01/15/2012     1,000,000          932,500
   Echostar                                                          6.625%    10/01/2014       500,000          487,500
   Univision Communications                                          7.850%    07/15/2011       500,000          503,748
                                                                                                          --------------
                                                                                                               1,923,748
INDUSTRIAL-MEDIA-NON-CABLE (2.4%)
   Advanstar                                                        12.000%    02/15/2011       500,000          522,500
   AMC Entertainment                                                 8.000%    03/01/2014       500,000          496,250
   Cenveo                                                            7.875%    12/01/2013       500,000          480,000
                                                                                                          --------------
                                                                                                               1,498,750
INDUSTRIAL-OTHER (8.9%)
   Comforce Operating                                               12.000%    12/10/2010       500,000          508,750
   Education Management LLC(1)                                      10.250%    06/01/2016       500,000          528,750
   Idearc(1)                                                         8.000%    11/15/2016       500,000          507,500
   IMC Global                                                        7.375%    08/01/2018     1,000,000          950,000
   Rockwood Specialties                                              7.500%    11/15/2014       500,000          503,750

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
64                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-OTHER - CONTINUED
   Sally Holdings LLC(1)                                            10.500%    11/15/2016   $   500,000   $      510,000
   Service Corp. International                                       7.625%    10/01/2018       500,000          530,000
   SGS International                                                12.000%    12/15/2013       500,000          520,000
   United Rentals                                                    7.750%    11/15/2013       500,000          501,875
   Universal City Florida Holding Co.(3)                            10.121%    05/01/2010       500,000          516,250
                                                                                                          --------------
                                                                                                               5,576,875
INDUSTRIAL-OTHER CONSUMER CYCLICALS (2.5%)
   Carrols                                                           9.000%    01/15/2013       500,000          511,250
   Pierre Foods                                                      9.875%    07/15/2012       500,000          515,000
   Sbarro                                                           11.000%    09/15/2009       500,000          507,500
                                                                                                          --------------
                                                                                                               1,533,750
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (6.1%)
   Amscan Holdings                                                   8.750%    05/01/2014     1,000,000          973,750
   Jarden                                                            9.750%    05/01/2012       500,000          528,750
   Jostens Holding(2)                                                0.000%    12/01/2013     1,000,000          882,500
   Reddy Ice(2)                                                      0.000%    11/01/2012     1,000,000          900,000
   Riddell Bell Holdings                                             8.375%    10/01/2012       500,000          488,750
                                                                                                          --------------
                                                                                                               3,773,750
INDUSTRIAL-RETAILERS (4.1%)
   AmeriGas Partners                                                 7.125%    05/20/2016       500,000          500,000
   FTD                                                               7.750%    02/15/2014       500,000          500,625
   General Nutrition Center                                          8.500%    12/01/2010       500,000          513,750
   NPC International, Inc.                                           9.500%    05/01/2014       500,000          512,500
   Petro Stopping Centers LP                                         9.000%    02/15/2012       500,000          517,500
                                                                                                          --------------
                                                                                                               2,544,375
INDUSTRIAL-SERVICES (0.8%)
   The Sheridan Group                                                10.25%    08/15/2011       500,000          520,000
                                                                                                          --------------
INDUSTRIAL-TECHNOLOGY (2.5%)
   Intermec                                                          7.000%    03/15/2008       500,000          502,500
   Sungard Data Systems                                             10.250%    08/15/2015     1,000,000        1,067,500
                                                                                                          --------------
                                                                                                               1,570,000
INDUSTRIAL-TELECOMMUNICATIONS-OTHER (3.0%)
   Citizens Communications                                           7.000%    11/01/2025     1,000,000          905,000
   Intelsat LTD                                                      7.625%    04/15/2012     1,000,000          932,500
                                                                                                          --------------
                                                                                                               1,837,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (3.3%)
   Qwest Capital Funding                                             7.250%    02/15/2011     1,000,000        1,021,250
   Syniverse Tech                                                    7.750%    08/15/2013       500,000          498,750
   Time Warner Telecom                                               9.250%    02/15/2014       500,000          534,375
                                                                                                          --------------
                                                                                                               2,054,375
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (0.8%)
   MetroPCS Wireless(1)                                              9.250%    11/01/2014       500,000          522,500
                                                                                                          --------------
MEDIA (0.8%)
   RH Donnelley Corp.                                                8.875%    01/15/2016       500,000          525,000
                                                                                                          --------------
METALS & MINING (0.8%)
   Neenah(1)                                                         9.500%    01/01/2017       500,000          502,500
                                                                                                          --------------
REAL ESTATE (0.8%)
   Felcor Lodging LP(1)                                              7.275%    12/01/2011       500,000          502,500
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     65

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
   Conexant Systems(1,3)                                             9.126%    11/15/2010   $   500,000   $      507,500
                                                                                                          --------------
TEXTILES, APPAREL & LUXURY GOODS (2.5%)
   Hanesbrands(1)                                                    8.735%    12/15/2014     1,000,000        1,017,500
   Levi Strauss & Co.                                                8.875%    04/01/2016       500,000          522,500
                                                                                                          --------------
                                                                                                               1,540,000
UTILITIES (4.2%)
   AES                                                               8.875%    02/15/2011       500,000          536,250
   Allegheny Energy Supply                                           7.800%    03/15/2011       500,000          536,250
   El Paso                                                           7.375%    12/15/2012     1,000,000        1,052,500
   Suburban Propane Partnership                                      6.875%    12/15/2013       500,000          490,000
                                                                                                          --------------
                                                                                                               2,615,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $58,176,140)                                                           59,881,602
                                                                                                          --------------

DESCRIPTION                                                                       RATE         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.8%)

CONSUMER FINANCE (0.8%)
   GMAC LLC*(1)                                                                  7.350%          20,785   $      507,362
                                                                                                          --------------

TOTAL PREFERRED STOCKS (IDENTIFIED COST $506,068)                                                                507,362
                                                                                                          --------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%)
   FIFTH THIRD REPURCHASE AGREEMENT                                  4.850%    01/02/2007   $   798,802   $      798,802
   DATED 12/29/2006 (Repurchase value $799,232                                                            --------------
   collateralized by U.S. Government Agency Securities)(4)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $798,802)                                                          798,802
                                                                                                          --------------

TOTAL INVESTMENTS (98.1%) (IDENTIFIED COST $59,481,010)(5)                                                    61,187,766
TOTAL OTHER ASSETS LESS LIABILITIES (1.9%)                                                                     1,203,352
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   62,391,118
                                                                                                          ==============

--------------------------------------------------------------------------------
*     Non Income Producing Security
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2)   Represents a step bond. Rate disclosed is as of December 31, 2006.
(3) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
66                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (12.2%)
   Captec Franchise Trust(1,2,3)                                     1.117%    10/25/2018   $13,554,765   $      380,103
   CPACK 2006-CLF1 D2(1,2,8)                                         7.110%    05/20/2030       385,000          352,552
   CRTS 2006-A A(1,2,8)                                              7.174%    01/17/2036       458,667          458,667
   CNL Funding(1,2,3,8)                                              1.711%    09/18/2012    12,394,497          505,571
   Commercial Industrial Finance Corp.(1,2,8)                        9.370%    03/01/2021       260,000          260,000
   Falcon Franchise Loan(1,2,3)                                      2.527%    06/05/2020     4,913,105          644,241
   Falcon Franchise Loan(1,2,3)                                      2.730%    01/05/2023     3,184,722          376,444
   Falcon Franchise Loan(2)                                          4.856%    01/01/2025       632,463          617,834
   Falcon Franchise(1,2,3,8)                                         2.260%    06/05/2018     1,715,941          131,390
   Falcon Franchise(2)                                               7.074%    01/05/2025       250,000          254,120
   Kdiak 2006-1A(1,2,8)                                              6.919%    08/07/2037       600,000          588,750
   Orion Ltd. CDO(1,2,8)                                             8.850%    09/10/2046       692,120         692,985
                                                                                                          --------------
                                                                                                               5,262,657

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,227,588)                                                     5,262,657
                                                                                                          --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (23.4%)
   Banc of America                                                   4.429%    11/10/2039       560,000          540,957
   Capco America Securitization Corp.(1,2,3)                         1.438%    10/15/2030    17,142,179          366,106
   Collateralized Mortgage Securities                                9.450%    02/01/2017        20,680           21,680
   Commercial Mortgage(1,2)                                          6.988%    02/14/2034       420,000          446,265
   CS First Boston Mortgage Securities                               6.300%    11/11/2030       169,519          171,836
   Entertainment Properties Trust(2)                                 6.223%    02/15/2018       211,000          214,753
   Fannie Mae-Aces(1,3,8)                                            0.004%    06/17/2040    16,748,040           28,807
   FFCA Secured Lending(2)                                           7.810%    10/18/2025       465,000          431,785
   FHLMC                                                             4.500%    10/01/2017       183,522          173,305
   FHLMC                                                             5.500%    10/15/2034       510,000          497,309
   FNMA(1,3)                                                         1.120%    02/25/2035     3,458,335           71,878
   GMAC Mortgage Corp. Loan Trust(1)                                 4.302%    12/19/2033       530,000          498,153
   GNMA TRUST IO(3)                                                  1.121%    01/16/2042     6,592,065          221,737
   JP Morgan Commerical Mortgage                                     4.475%    07/15/2041       666,915          649,457
   LB Commercial Conduit Mortgage Trust(1,3)                         0.900%    10/25/2026     6,771,572           22,705
   LB-UBS Commercial Mortgage                                        4.333%    02/15/2037     1,014,000          954,985
   Legg Mason(2)                                                     2.865%    07/25/2021        60,531           59,226
   LBFRC 2002-LLFA(1,2)                                              6.750%    06/14/2017       500,000          495,372
   LNR CDO Ltd.(2,8)                                                 6.000%    02/28/2043       250,000          221,300
   Merrill Lynch Mortgage Investments(1,3)                           0.813%    11/15/2026    24,434,246        1,027,827
   Merrill Lynch Mortgage Investments(1)                             6.480%    11/15/2026       544,045          549,270
   Mortgage Capital Funding                                          6.423%    06/18/2030       314,133          316,530
   Salomon Brothers Mortgage Securities VII, Inc.(1,2,3)             0.416%    11/13/2011    53,280,526        1,322,316
   Washington Mutual(1)                                              5.633%    01/25/2036       783,314          775,774
                                                                                                          --------------
                                                                                                              10,079,333

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (IDENTIFIED COST $10,432,458)                                                                               10,079,333
                                                                                                          --------------

CORPORATE BONDS (28.1%)
FINANCE-BANKING (6.0%)
   Centura Bank                                                      6.500%    03/15/2009       195,000          199,362
   Centura Capital Trust(2)                                          8.845%    06/01/2027       350,000          369,323
   Colonial Bank NA Montgomery AL                                    9.375%    06/01/2011       240,000          270,853

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     67

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCE-BANKING - CONTINUED
   Comerica Bank                                                     8.375%    07/15/2024   $   300,000   $      343,723
   First Massachusetts Bank                                          7.625%    06/15/2011       525,000          570,740
   HSBC                                                              5.313%    09/29/2049       200,000          171,167
   Marshall & Iisley(4)                                              5.400%    10/15/2028       275,000          261,724
   Nations Bank(5)                                                   0.000%    07/17/2028     1,800,000          406,143
                                                                                                          --------------
                                                                                                               2,593,035
FINANCE-BROKER RELATED (BROKERAGE) (4.6%)
   Jefferies Group                                                   6.250%    01/15/2036       270,000          261,914
   JP Morgan & Co(5)                                                 0.000%    07/01/2027     2,133,000          436,420
   Lehman Brothers Holdings                                          5.750%    04/25/2011       280,000          285,496
   Lehman Brothers Holdings(1)                                       4.470%    06/10/2014       755,000          715,989
   Merrill Lynch & Co.(5)                                            0.000%    03/20/2028     1,300,000          292,429
                                                                                                          --------------
                                                                                                               1,992,248
FINANCE-OTHER (2.4%)
   American General                                                  8.500%    07/01/2030       280,000          362,669
   JPM Capital Trust I                                               7.540%    01/15/2027       335,000          347,574
   MBIA Global Funding(2)                                            4.375%    03/15/2010       345,000          338,210
                                                                                                          --------------
                                                                                                               1,048,453
INDUSTRIAL-BASIC (1.5%)
   BHP Finance                                                       6.750%    11/01/2013       290,000          311,246
   Ingersoll Rand                                                    6.130%    11/18/2027       300,000          313,046
                                                                                                          --------------
                                                                                                                 624,292
INDUSTRIAL-ENERGY (3.0%)
   Enron Oil & Gas                                                   6.650%    04/01/2028       335,000          347,579
   Premcor Refining                                                  9.500%    02/01/2013       520,000          561,640
   Premcor Refining                                                  7.500%    06/15/2015       375,000          392,166
                                                                                                          --------------
                                                                                                               1,301,385
INDUSTRIAL-HEALTH CARE (0.7%)
   Bayer Corp(2)                                                     6.200%    02/15/2008       290,000          290,812
                                                                                                          --------------
INDUSTRIAL-OTHER (0.6%)
   Grand CDO(2,8)                                                   11.365%    09/20/2016       250,000          250,625
                                                                                                          --------------
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (0.9%)
   Yum! Brands                                                       7.700%    07/01/2012       350,000          382,612
                                                                                                          --------------
INDUSTRIAL-TECHNOLOGY (1.1%)
   IBM                                                               7.000%    10/30/2025       410,000          466,372
                                                                                                          --------------
INDUSTRIAL-TRANSPORTATION (1.0%)
   Southwest Airlines                                                7.375%    03/01/2027       406,000          444,819
                                                                                                          --------------
INSURANCE (3.6%)
   Endurance Specialty Holdings Ltd.                                 7.000%    07/15/2034       500,000          513,909
   Markel                                                            7.350%    08/15/2034       500,000          539,596
   Munich Re America                                                 7.450%    12/15/2026       435,000          495,913
                                                                                                          --------------
                                                                                                               1,549,418
OIL, GAS & CONSUMABLE FUELS (1.5%)
   Talisman Energy, Inc.                                             6.250%    02/01/2038       645,000          622,303
                                                                                                          --------------
PERSONAL PRODUCTS (0.9%)
   SC Johnson & Son, Inc.(2)                                         5.750%    02/15/2033       425,000          403,537
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
68                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
UTILITIES (0.3%)
   Entergy Ark                                                       4.500%    06/01/2010   $   150,000   $      145,632
                                                                                                          --------------
TOTAL CORPORATE BONDS (IDENTIFIED COST $12,408,126)                                                           12,115,543
                                                                                                          --------------

MUNICIPAL BONDS (0.5%)
   Fort Walton Defense Housing(5)                                    0.000%    10/15/2009       250,000          212,220
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST $220,275)                                                                 212,220
                                                                                                          --------------

U.S. GOVERNMENT AND AGENCY SECURITIES (28.3%)

FEDERAL HOME LOAN BANK (FHLB) (6.7%)
   FHLB                                                              4.250%    06/24/2013       300,000          285,352
   FHLB                                                              4.375%    07/16/2013       550,000          525,949
   FHLB(4)                                                           4.000%    07/23/2013       650,000          639,365
   FHLB                                                              6.045%    05/12/2014       300,000          319,397
   FHLB                                                              4.300%    07/23/2014       500,000          472,721
   FHLB(4)                                                           4.000%    07/02/2015       360,000          344,513
   FHLB(4)                                                           4.000%    08/06/2018       300,000          290,877
                                                                                                          --------------
                                                                                                               2,878,174
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.5%)
   FHLMC                                                             4.000%    07/16/2010       400,000          387,212
   FHLMC(5)                                                          0.000%    07/15/2014     1,000,000          689,141
   FHLMC                                                             5.000%    03/27/2018       190,000          178,963
   FHLMC                                                             5.000%    06/11/2018       450,000          428,071
   FHLMC(4)                                                          5.125%    07/18/2018       389,000          376,871
   FHLMC                                                             5.000%    07/23/2018       310,000          293,818
                                                                                                          --------------
                                                                                                               2,354,076
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.0%)
   FNMA                                                              6.875%    09/24/2012       500,000          504,887
   FNMA                                                              4.350%    07/02/2013       325,000          310,546
   FNMA(3)                                                           4.000%    12/30/2014       195,000          190,459
   FNMA                                                              5.500%    07/30/2025       450,000          426,346
   FNMA                                                              6.625%    11/15/2030       240,000          286,392
                                                                                                          --------------
                                                                                                               1,718,630
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (1.1%)
   FNMA                                                              5.500%    05/01/2036       470,429          469,187
                                                                                                          --------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.3%)
   Small Business Administration                                     4.640%    05/01/2023       561,036          545,647
                                                                                                          --------------
STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.8%)
   SLMA(5)                                                           0.000%    05/15/2014     1,600,000          799,491
                                                                                                          --------------
U.S. TREASURY BONDS & NOTES (7.9%)
   U.S. Treasury Bond                                                7.875%    02/15/2021        50,000           65,113
   U.S. Treasury Bond                                                4.500%    02/15/2036     3,525,000        3,352,057
                                                                                                          --------------
                                                                                                               3,417,170

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (IDENTIFIED COST $12,257,239)                                                                               12,182,375
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     69

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.1%)

   FIFTH THIRD REPURCHASE AGREEMENT                                  4.850%    01/02/2007   $ 2,648,434   $    2,648,434
   DATED 12/29/2006 (Repurchase value $2,649,861                                                          --------------
   collateralized by U.S. Government Agency Securities)(6)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,648,434)                                                      2,648,434
                                                                                                          --------------

TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $44,194,120)(7)                                                    42,500,562
TOTAL OTHER ASSETS LESS LIABILITIES (1.4%)                                                                       595,637
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   43,096,199
                                                                                                          ==============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors.
(3)   Interest only security.
(4)   Represents a step bond. Rate disclosed is as of December 31, 2006.
      (5)Represents a zero coupon bond.
(6)   See Note 2 for collateral information.
(7)   See Note 6 for important tax information.
(8) Fair valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
70                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (6.6%)

ASSET-BACKED SECURITIES (AUTO LOANS) (0.0%)
   Lai Vehicle Lease Securities Trust(1,7)                           2.580%    10/15/2009   $    53,526   $       53,425
                                                                                                          --------------
ASSET-BACKED SECURITIES (OTHER) (6.6%)
   Captec Franchise Trust(1,2,3)                                     1.117%    10/25/2018    26,723,629          749,384
   CDO Repackaging Trust(1,2,7)                                      7.174%    01/17/2036       894,401          894,401
   CNL Funding(1,2,3,7)                                              1.711%    09/18/2012    12,896,009          526,028
   Commercial Industrial Finance Corp.(1,2,7)                        9.370%    03/01/2021       650,000          650,000
   Falcon Franchise Loan(1,2)                                        2.527%    06/05/2020    12,054,809        1,580,711
   Falcon Franchise Loan(1,2,3)                                      2.730%    01/05/2023     1,415,432          167,308
   Falcon Franchise Loan(1)                                          6.067%    01/05/2023       808,325          810,641
   Falcon Franchise Loan(1)                                          4.856%    01/01/2025       316,232          308,917
   Falcon Franchise(1,2,3,7)                                         2.260%    06/05/2018     1,715,941          131,390
   Kdiak 2006-1A(1,2,7)                                              6.919%    08/07/2037     1,000,000          981,250
   Orion Ltd. CDO(1,2,7)                                             8.850%    09/10/2046       387,200          387,684
   PNC Mortgage                                                      7.050%    10/12/2033         4,155            4,159
                                                                                                          --------------
                                                                                                               7,191,873

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,995,457)                                                     7,245,298
                                                                                                          --------------
COLLATERALIZED DEBT OBLIGATIONS (0.6%)
   PreTSL Inc XIII 144A(1,2)                                         4.630%    03/24/2034       650,000          634,400
                                                                                                          --------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (IDENTIFIED COST $637,000)                                                 634,400
                                                                                                          --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (20.5%)
   Asset Securitization(2)                                           7.100%    08/13/2029        58,077           58,358
   Asset Securitization                                              7.384%    08/13/2029       865,000          875,041
   Asset Securitization                                              7.330%    01/13/2030     1,200,000        1,200,527
   Banc of America Large Loan(1,2)                                   8.350%    03/15/2022     1,000,000        1,006,818
   Banc of America SST(1)                                            6.274%    10/11/2033     1,000,000        1,029,057
   Banc of America                                                   4.429%    11/10/2039       560,000          540,957
   Comm002-FL7 G3(1,2)                                               6.119%    11/15/2014     1,500,000        1,505,389
   Commercial Mortgage Acceptance(2)                                 6.549%    12/15/2030     1,000,000        1,008,338
   Commercial Mortgage(1,2)                                          6.988%    02/14/2034       450,000          478,141
   CS First Boston Mortgage Securities                               6.300%    11/11/2030       645,114          653,932
   Entertainment Properties Trust(1)                                 6.223%    02/15/2018       400,000          407,114
   Fannie Mae-Aces(2,3,7)                                            0.004%    06/17/2040    33,152,524           57,022
   FHLB                                                              5.375%    02/15/2007       325,000          325,058
   FHLB(4)                                                           4.000%    05/28/2008       500,000          496,114
   FHLMC                                                             4.500%    10/01/2017       367,045          346,610
   FHLMC                                                             5.500%    10/15/2034     1,210,000        1,179,890
   First Union National Bank Commercial Mortgage                     6.423%    08/15/2033       500,000          521,772
   FNMA(2,3)                                                         1.130%    02/25/2035     4,758,967           98,910
   GE Capital Commercial Mortgage                                    6.496%    01/15/2033       300,000          312,018
   GMAC Commercial Mortgage Securities                               6.590%    05/15/2033       160,000          163,676
   GMAC Mortgage Corp. Loan Trust                                    4.302%    12/19/2033     1,000,000          939,911
   GNMA TRUST IO(2,3)                                                1.121%    01/16/2042    15,330,805          515,682
   GNMA                                                              3.360%    08/16/2022       354,168          341,565
   Gov't Lease Trust(1)                                              4.000%    05/18/2011       877,041          840,060
   Harborview Mortgage Loan Trust                                    2.975%    06/19/2034       148,743          148,105
   LB-UBS Commercial Mortgage                                        4.071%    09/15/2026       496,738          484,210
   Legg Mason(1)                                                     2.865%    07/25/2021        81,895           80,130

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     71

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   Lehman Brothers(1,2)                                              6.750%    06/14/2017   $   750,000   $      743,059
   Morgan Stanley Capital I(1,2)                                     7.060%    06/03/2030     1,000,000        1,002,428
   Rally CDO Ltd.(1,2,7)                                             6.364%    03/30/2010     1,000,000        1,000,000
   Salomon Brothers Mortgage Securities VII, Inc.(1,3)               0.416%    11/13/2011    99,335,249        2,465,302
   Washington Mutual(2)                                              5.633%    01/25/2036     1,547,405        1,532,511
                                                                                                          --------------
                                                                                                              22,357,705
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(IDENTIFIED COST $23,083,659)                                                                                 22,357,705
                                                                                                          --------------

CORPORATE BONDS (21.0%)
COMMERCIAL BANKS (0.2%)
   Deutsche Bank                                                     5.000%    09/28/2007       250,000          249,313
                                                                                                          --------------
CONSUMER FINANCE (0.9%)
   SLM Corp.                                                         4.180%    01/31/2014     1,000,000          936,160
                                                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
   General Electric Capital Corp.                                    5.720%    08/22/2011       500,000          502,919
   General Electric Capital Corp.                                    6.900%    09/15/2015       725,000          799,853
                                                                                                          --------------
                                                                                                               1,302,772
FINANCE-BANKING (5.9%)
   Bank of America                                                   4.700%    03/15/2007       500,000          498,838
   Bayerische Landesbank                                             5.875%    12/01/2008       500,000          504,901
   Centura Bank                                                      6.500%    03/15/2009       250,000          255,593
   Centura Capital Trust(1)                                          8.845%    06/01/2027       460,000          485,396
   Citicorp                                                          7.000%    07/01/2007       200,000          201,423
   Comerica Bank                                                     7.250%    06/15/2007       300,000          302,542
   First Union Corp                                                  6.300%    04/15/2008       100,000          101,119
   HSBC Finance                                                      7.650%    05/15/2007       775,000          781,124
   HSBC Finance                                                      7.750%    09/15/2022       300,000          302,036
   M&T Bank(1,2)                                                     3.850%    04/01/2013     1,000,000          982,840
   Rabobank Nederland(4)                                             4.125%    08/25/2008       750,000          744,081
   Royal Bank of Canada(2)                                           4.500%    04/14/2008       500,000          435,000
   Washington Mutual                                                 8.250%    04/01/2010       750,000          807,852
                                                                                                          --------------
                                                                                                               6,402,745
FINANCE-BROKER RELATED (BROKERAGE) (1.5%)
   J.P. Morgan                                                       6.250%    01/15/2009       227,000          231,220
   Lehman Brothers Holdings                                          5.750%    04/25/2011       415,000          423,146
   Morgan Stanley Finance                                            8.030%    02/28/2017     1,000,000        1,029,756
                                                                                                          --------------
                                                                                                               1,684,122
FINANCE-OTHER (4.0%)
   Associates Corp                                                   6.875%    11/15/2008     1,000,000        1,027,092
   AXA Financial                                                     6.500%    04/01/2008       796,000          805,575
   CIT Group                                                         4.150%    03/15/2007       500,000          498,202
   CIT Group                                                         4.125%    11/03/2009       500,000          484,898
   Dis-Crave(7)                                                      6.850%    01/10/2007       299,916          299,856
   JPM Capital Trust I                                               7.540%    01/15/2027       500,000          518,767
   MBIA Global Funding(1)                                            4.375%    03/15/2010       460,000          450,947
   Transamerica                                                      9.375%    03/01/2008       250,000          259,086
                                                                                                          --------------
                                                                                                               4,344,423
FOOD & STAPLES RETAILING (0.9%)
   Kroger Co.                                                        7.250%    06/01/2009     1,000,000        1,038,269
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
72                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-CAPITAL GOODS (0.6%)
   Cargill(1)                                                        6.150%    02/25/2008   $  650,000    $      652,654
   PPG Industries                                                    6.500%    11/01/2007        2,000             2,008
                                                                                                          --------------
                                                                                                                 654,662
INDUSTRIAL-ENERGY (1.2%)
   EOG Resources                                                     6.500%    12/01/2007      300,000           302,730
   Premcor Refining                                                  9.500%    02/01/2013      610,000           658,847
   Premcor Refining                                                  7.500%    06/15/2015      360,000           376,479
                                                                                                          --------------
                                                                                                               1,338,056
INDUSTRIAL-HEALTH CARE (0.5%)
   Bayer Corp(1)                                                     6.200%    02/15/2008      500,000           501,400
                                                                                                          --------------
INDUSTRIAL-OTHER (0.9%)
   Grand CDO(1,7)                                                   11.365%    09/20/2016    1,000,000         1,002,500
                                                                                                          --------------
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.0%)
   Yum! Brands                                                       7.700%    07/01/2012    1,000,000         1,093,176
                                                                                                          --------------
INDUSTRIAL-TRANSPORTATION (0.6%)
   Norfolk Southern                                                  7.350%    05/15/2007       87,000            87,603
   Norfolk Southern                                                  5.257%    09/17/2014      455,000           450,883
   Union Pacific                                                     8.660%    07/02/2011       74,001            79,356
                                                                                                          --------------
                                                                                                                 617,842
INSURANCE (1.0%)
   Blue Cross & Blue Shield of Florida(1)                            8.250%    11/15/2011    1,000,000         1,116,343
                                                                                                          --------------
UTILITIES (0.6%)
   Entergy Ark                                                       4.500%    06/01/2010      550,000           533,984
   Midamerican Energy                                                7.520%    09/15/2008      105,000           108,505
                                                                                                          --------------
                                                                                                                 642,489

TOTAL CORPORATE BONDS (IDENTIFIED COST $23,244,186)                                                           22,924,272
                                                                                                          --------------

                                                                                DIVIDEND
DESCRIPTION                                                                       RATE         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%)
COMMERCIAL BANKS (0.4%)
   Independent Capital Trust IV                                                  8.375%         20,000    $      502,600
                                                                                                          --------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST $512,964)                                                                502,600
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     73

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES (45.0%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (0.9%)
   HUD                                                               6.330%    08/01/2013   $ 1,000,000  $     1,013,403
                                                                                                          --------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (0.9%)
   FAMC                                                              5.900%    03/03/2009     1,000,000        1,017,674
                                                                                                          --------------
FEDERAL FARM CREDIT BANK (FFCB) (1.1%)
   FFCB                                                              3.375%    09/24/2007       200,000          197,345
   FFCB                                                              4.000%    08/26/2008       500,000          491,373
   FFCB                                                              6.320%    10/12/2010       325,000          339,961
   FFCB                                                              4.875%    09/24/2012       150,000          146,647
                                                                                                          --------------
                                                                                                               1,175,326
FEDERAL HOME LOAN BANK (FHLB) (16.2%)
   FHLB                                                              4.875%    05/15/2007       830,000          829,165
   FHLB                                                              7.325%    05/30/2007       250,000          252,186
   FHLB(2)                                                           0.000%    10/01/2007     1,000,000          916,600
   FHLB                                                              6.200%    10/10/2007       200,000          200,699
   FHLB(4)                                                           4.000%    03/18/2008     1,000,000          993,504
   FHLB(4)                                                           4.000%    04/25/2008     1,000,000          985,513
   FHLB                                                              5.000%    05/12/2008     2,600,000        2,595,557
   FHLB(2)                                                           0.126%    07/17/2008     1,000,000          923,632
   FHLB(4)                                                           3.500%    07/30/2008     1,000,000          984,581
   FHLB(4)                                                           3.650%    09/22/2008       500,000          488,388
   FHLB(2)                                                           4.338%    09/29/2008       350,000          344,921
   FHLB                                                              4.000%    01/28/2009       395,000          386,815
   FHLB                                                              4.600%    02/05/2009     1,000,000          991,654
   FHLB(4)                                                           3.500%    09/30/2009       400,000          391,814
   FHLB                                                              5.300%    01/12/2010     1,000,000          995,395
   FHLB(4)                                                           4.250%    01/27/2010       125,000          124,025
   FHLB                                                              5.000%    03/16/2010       500,000          499,112
   FHLB(4)                                                           4.500%    05/25/2010       500,000          495,925
   FHLB                                                              4.125%    08/13/2010     1,035,000        1,007,681
   FHLB(4)                                                           3.500%    07/15/2011       185,000          179,108
   FHLB(4)                                                           3.000%    09/30/2011     1,000,000          997,266
   FHLB(4)                                                           4.000%    06/11/2013     1,000,000          984,283
   FHLB(4)                                                           4.000%    07/23/2013       500,000          491,819
   FHLB(4)                                                           4.500%    07/30/2018       350,000          337,288
   FHLB(4)                                                           4.000%    08/06/2018       350,000          339,357
                                                                                                          --------------
                                                                                                              17,736,288
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.7%)
   FHLMC                                                             3.100%    05/27/2008       500,000          486,565
   FHLMC(4)                                                          4.000%    06/23/2008     1,000,000          987,299
   FHLMC                                                             3.150%    11/20/2008     1,000,000          966,467
   FHLMC                                                             5.000%    01/30/2009       850,000          849,759
   FHLMC(4)                                                          4.000%    03/16/2009     1,000,000          983,858
   FHLMC                                                             4.000%    12/15/2009        60,000           58,334
   FHLMC                                                             4.000%    07/16/2010       500,000          484,015
   FHLMC                                                             6.000%    08/07/2013     1,000,000        1,015,651
   FHLMC(4)                                                          4.750%    07/30/2018       415,000          398,946
                                                                                                          --------------
                                                                                                               6,230,894

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
74                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.8%)
   FNMA(4)                                                           3.000%    04/01/2008   $   100,000   $       98,360
   FNMA                                                              4.000%    03/03/2009       100,000           97,848
   FNMA(4)                                                           3.500%    09/24/2009       400,000          392,778
   FNMA(4)                                                           4.375%    12/29/2010        30,000           29,619
   FNMA(4)                                                           4.250%    02/10/2011     2,225,000        2,190,168
   FNMA(4)                                                           4.500%    08/18/2011       300,000          295,725
   FNMA(4)                                                           5.000%    04/22/2014       485,000          478,712
   FNMA(4)                                                           4.000%    12/30/2014       550,000          537,193
                                                                                                          --------------
                                                                                                               4,120,403
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (0.9%)
   FNMA                                                              7.000%    12/01/2008         4,974            5,014
   FNMA                                                              5.500%    05/01/2036       936,009          933,537
                                                                                                          --------------
                                                                                                                 938,551
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.3%)
   Small Business Administration                                     8.017%    02/10/2010       769,939          811,790
   Small Business Administration                                     4.640%    05/01/2023       637,367          619,885
                                                                                                          --------------
                                                                                                               1,431,675
U.S. TREASURY NOTES (14.2%)
   U.S. Treasury Note                                                3.125%    04/15/2009    10,000,000        9,646,090
   U.S. Treasury Note                                                4.375%    12/15/2010     5,000,000        4,942,385
   U.S. Treasury Note                                                4.500%    02/28/2011       940,000          933,060
                                                                                                          --------------
                                                                                                              15,521,535

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $49,521,106)                                         49,185,749
                                                                                                          --------------

SHORT-TERM INVESTMENTS (4.9%)

   FIFTH THIRD REPURCHASE AGREEMENT                                  4.850%    01/02/2007     5,385,128        5,385,128
   DATED 12/29/2006 (Repurchase value $5,388,030                                                          --------------
   collateralized by U.S. Government Agency Securities)(5)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,385,128)                                                      5,385,128
                                                                                                          --------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $110,379,500)(6)                                                  108,235,152
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                     1,075,596
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $  109,310,748
                                                                                                          ==============

--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(3)   Interest only security.
(4)   Represents a step bond. Rate disclosed is as of December 31, 2006.
(5)   See Note 2 for collateral information.
(6)   See Note 6 for important tax information.
(7) Fair valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     75

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.5%)
   TMS SBA Loan Trust (1999 1-A)(1)                                 6.050%     07/15/2025   $   238,708   $     237,197
                                                                                                          -------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $238,694)                                                        237,197
                                                                                                          -------------

PROJECT LOANS (0.0%)
   Merrill Lynch 42(2)                                              7.430%     09/01/2022         2,638           2,661
                                                                                                          -------------
TOTAL PROJECT LOANS (IDENTIFIED COST $2,692)                                                                      2,661
                                                                                                          -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (71.9%)
COLLATERALIZED MORTGAGE OBLIGATIONS-OTHER (9.8%)
   Banc of America Alternative Loan Trust (2003-10 6A2)             5.500%     12/25/2018       224,863         219,621
   Banc of America Alternative Loan Trust (2004-3 4A1)              5.000%     04/25/2019       312,946         305,611
   Countrywide Alternative Loan Trust (2004-J2A1)                   6.500%     03/25/2034       140,143         142,368
   Countrywide Home Loan Mortgage Pass Through Trust                5.000%     05/25/2019       209,443         206,018
   CS First Boston Mortgage Securities Corp.                        5.250%     10/25/2019       168,385         166,732
   FHLMC - Strip(3)                                                 5.500%     08/01/2035       827,110         192,540
   FHLMC                                                            5.500%     01/15/2035       500,000         492,472
   FHLMC                                                            5.500%     11/15/2034       300,000         295,723
   FHLMC                                                            5.500%     05/15/2034       200,000         196,659
   FHLMC(1)                                                         6.350%     05/15/2036     1,032,530       1,071,696
   FHLMC                                                            5.500%     08/15/2034       100,000          98,355
   FNMA - Strip (344:1)(4,5)                                        0.000%     11/01/2033       427,553         334,154
   FNMA (2005-70 NA)                                                5.500%     08/25/2035       182,060         182,180
   FNMA                                                             5.500%     10/25/2032       200,000         198,630
   FNMA(3)                                                          6.000%     11/25/2033       395,938          86,881
   Lehman Mortgage Trust                                            5.500%     12/25/2035       379,347         379,033
   Master Asset Securitization Trust                                5.250%     08/25/2019       114,800         112,898
   Washington Mutual                                                5.000%     11/25/2018        92,284          90,881
   Wells Fargo Mortgage Backed Securities Trust                     5.000%     08/25/2019       110,271         107,705
                                                                                                          -------------
                                                                                                              4,880,157
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (16.1%)
   FHLMC GOLD                                                       5.500%     07/01/2021       294,482         294,255
   FHLMC GOLD                                                       6.500%     08/01/2036        54,651          55,664
   FHLMC GOLD                                                       6.500%     09/01/2036       480,390         489,298
   FHLMC GOLD                                                       5.000%     10/01/2036       498,913         481,348
   FHLMC                                                            6.000%     01/01/2013         3,950           4,006
   FHLMC                                                            6.000%     02/01/2013        12,749          12,940
   FHLMC                                                            6.000%     04/01/2013       131,431         133,403
   FHLMC                                                            6.000%     04/01/2013        41,691          42,293
   FHLMC                                                            6.000%     05/01/2013         4,264           4,328
   FHLMC                                                            6.000%     08/01/2013        68,466          69,469
   FHLMC                                                            6.000%     09/01/2013        67,876          68,875
   FHLMC                                                            5.500%     11/01/2013         3,548           3,561
   FHLMC                                                            6.000%     11/01/2013        93,542          94,946
   FHLMC                                                            5.500%     12/01/2013        20,838          20,913
   FHLMC                                                            6.000%     12/01/2013         4,390           4,456
   FHLMC                                                            5.500%     02/01/2014         1,785           1,792
   FHLMC                                                            5.500%     03/01/2014        12,261          12,303
   FHLMC                                                            5.500%     04/01/2014         3,234           3,245
   FHLMC                                                            6.000%     04/01/2014       162,415         164,815
   FHLMC                                                            5.500%     05/01/2014         2,187           2,195
   FHLMC                                                            6.000%     05/01/2014        86,161          87,435

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
76                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
   FHLMC                                                            6.000%     07/01/2014   $     9,365   $       9,506
   FHLMC                                                            6.000%     07/01/2014         6,436           6,531
   FHLMC                                                            7.500%     09/01/2014        20,523          21,272
   FHLMC                                                            7.000%     06/01/2015           670             687
   FHLMC                                                            7.500%     07/01/2015         1,612           1,679
   FHLMC                                                            6.000%     05/01/2016         7,010           7,114
   FHLMC                                                            6.000%     06/01/2016        38,747          39,307
   FHLMC                                                            5.500%     02/15/2017       600,000         601,150
   FHLMC                                                            5.000%     08/01/2017        21,813          21,501
   FHLMC                                                            5.500%     08/01/2017       117,799         117,999
   FHLMC                                                            6.000%     08/01/2017        46,988          47,660
   FHLMC - Gold                                                     5.500%     09/01/2017         7,281           7,293
   FHLMC                                                            6.000%     09/01/2017         6,599           6,693
   FHLMC                                                            5.500%     09/15/2017       500,000         500,846
   FHLMC                                                            5.000%     10/01/2017        87,677          86,403
   FHLMC - Gold                                                     5.500%     01/01/2018        41,308          41,378
   FHLMC                                                            5.000%     04/01/2018        52,161          51,361
   FHLMC                                                            4.500%     05/01/2018     1,383,115       1,337,158
   FHLMC                                                            5.000%     05/01/2018        61,913          60,964
   FHLMC                                                            5.000%     05/01/2018        21,693          21,378
   FHLMC                                                            4.500%     08/01/2018       499,079         482,304
   FHLMC                                                            4.500%     08/01/2018        99,558          96,184
   FHLMC - Gold                                                     5.500%     08/01/2018        12,592          12,608
   FHLMC - Gold                                                     5.000%     10/01/2018        15,443          15,206
   FHLMC                                                            4.500%     11/01/2018       156,945         151,626
   FHLMC                                                            4.500%     11/01/2018       143,721         138,866
   FHLMC                                                            4.500%     12/01/2018       260,762         251,925
   FHLMC                                                            4.500%     01/01/2019       145,447         140,518
   FHLMC                                                            4.500%     01/01/2020        87,703          84,620
   FHLMC                                                            4.500%     07/01/2020       268,241         258,564
   FHLMC                                                            8.000%     07/01/2024        54,622          57,550
   FHLMC                                                            8.000%     08/01/2024         2,344           2,469
   FHLMC                                                            8.000%     06/01/2025            22              23
   FHLMC                                                            8.000%     07/01/2025        50,371          53,033
   FHLMC                                                            8.000%     09/01/2025           385             405
   FHLMC                                                            8.000%     11/01/2025         1,357           1,430
   FHLMC                                                            8.000%     12/01/2025         5,438           5,725
   FHLMC                                                            8.000%     01/01/2026           492             518
   FHLMC                                                            7.000%     05/01/2026         7,384           7,616
   FHLMC                                                            8.000%     06/01/2026         9,485           9,991
   FHLMC                                                            7.000%     09/01/2027           378             391
   FHLMC                                                            5.500%     01/01/2029        24,523          24,394
   FHLMC                                                            6.000%     01/01/2029        68,857          69,691
   FHLMC                                                            6.000%     02/01/2029        62,158          62,911
   FHLMC                                                            7.000%     04/01/2029           343             354
   FHLMC                                                            6.000%     05/01/2029       114,551         115,861
   FHLMC                                                            7.000%     07/01/2029        16,478          16,982
   FHLMC                                                            7.000%     10/01/2029        34,762          35,824
   FHLMC                                                            7.000%     11/01/2029        14,266          14,702
   FHLMC                                                            7.000%     12/01/2029         2,202           2,269
   FHLMC                                                            7.000%     01/01/2030        37,187          38,322
   FHLMC                                                            7.000%     04/01/2030           148             153
   FHLMC                                                            7.000%     09/01/2030        19,196          19,758

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      77

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
   FHLMC                                                            7.000%     10/01/2030   $     2,789   $       2,871
   FHLMC                                                            7.500%     10/01/2030           969           1,009
   FHLMC                                                            7.000%     11/01/2030         1,996           2,054
   FHLMC                                                            7.000%     05/01/2031        14,392          14,804
   FHLMC                                                            7.000%     06/01/2031         5,443           5,599
   FHLMC                                                            7.000%     07/01/2031         9,229           9,493
   FHLMC                                                            7.000%     08/01/2031           900             925
   FHLMC                                                            7.000%     09/01/2031        12,116          12,463
   FHLMC                                                            7.000%     11/01/2031        13,691          14,083
   FHLMC                                                            6.000%     01/01/2032        27,551          27,839
   FHLMC                                                            5.500%     02/01/2032        16,494          16,355
   FHLMC                                                            5.500%     04/01/2032       107,374         106,374
   FHLMC                                                            7.000%     04/01/2032         5,343           5,494
   FHLMC                                                            7.000%     05/01/2032       117,595         120,892
   FHLMC(6)                                                         6.500%     07/01/2032       393,049         401,879
   FHLMC                                                            7.000%     07/01/2032         4,080           4,195
   FHLMC                                                            6.500%     08/01/2032        83,895          85,780
   FHLMC                                                            7.000%     09/01/2033        12,731          13,088
                                                                                                          -------------
                                                                                                              8,057,410
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (45.0%)
   FNMA                                                             6.500%     02/01/2012        12,264          12,552
   FNMA                                                             6.500%     10/01/2013        30,700          31,421
   FNMA                                                             5.500%     07/01/2014        32,757          32,897
   FNMA                                                             6.500%     05/01/2016        53,478          54,784
   FNMA                                                             6.500%     06/01/2016        11,100          11,372
   FNMA                                                             6.500%     07/01/2016        36,379          37,268
   FNMA                                                             6.500%     09/01/2016        46,300          47,431
   FNMA                                                             5.500%     10/01/2016        43,780          43,905
   FNMA                                                             5.500%     10/01/2017        17,729          17,772
   FNMA                                                             5.000%     11/01/2017        72,962          71,954
   FNMA                                                             5.500%     12/01/2017        37,678          37,767
   FNMA                                                             4.500%     01/01/2018        40,664          39,345
   FNMA                                                             5.000%     02/01/2018        49,208          48,484
   FNMA                                                             5.000%     05/01/2018       251,136         247,441
   FNMA                                                             5.000%     08/01/2018        55,436          54,620
   FNMA                                                             5.000%     09/01/2018       814,352         802,369
   FNMA                                                             5.000%     10/01/2018       528,489         520,712
   FNMA                                                             5.000%     12/01/2018     1,046,438       1,031,987
   FNMA                                                             5.000%     12/01/2018       155,346         153,060
   FNMA                                                             4.500%     01/01/2019     2,440,159       2,359,755
   FNMA                                                             4.000%     06/01/2019       475,819         448,432
   FNMA                                                             5.000%     06/01/2019     1,529,582       1,507,074
   FNMA                                                             5.500%     08/01/2019       481,838         482,185
   FNMA                                                             5.000%     11/01/2019     1,224,617       1,205,223
   FNMA                                                             6.000%     04/01/2021     3,628,810       3,682,817
   FNMA                                                             6.500%     09/01/2021       477,529         488,284
   FNMA(2)                                                          6.500%     11/01/2021       100,000         102,219
   FNMA                                                             6.500%     04/01/2024         1,394           1,428
   FNMA                                                             6.500%     11/01/2024        21,776          22,316
   FNMA                                                             7.000%     10/01/2025        13,104          13,530
   FNMA                                                             6.500%     04/01/2026         4,164           4,276
   FNMA                                                             7.000%     09/01/2026         8,137           8,401
   FNMA                                                             7.000%     04/01/2027         6,482           6,694

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
78                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
   FNMA                                                             6.500%     11/01/2028   $    15,629   $      16,042
   FNMA                                                             6.000%     01/01/2029        15,419          15,595
   FNMA                                                             6.500%     03/01/2029        70,858          72,730
   FNMA                                                             6.500%     03/01/2029        10,727          11,003
   FNMA                                                             7.000%     03/01/2029         5,375           5,549
   FNMA                                                             7.000%     04/01/2029        24,498          25,257
   FNMA                                                             7.000%     05/01/2029        27,233          28,076
   FNMA                                                             6.500%     06/01/2029         6,987           7,167
   FNMA                                                             6.500%     07/01/2029         8,125           8,333
   FNMA                                                             6.500%     07/01/2029         1,261           1,295
   FNMA                                                             7.000%     07/01/2029         5,331           5,496
   FNMA                                                             7.500%     09/01/2029       108,535         113,274
   FNMA                                                             6.000%     10/01/2029        46,436          47,021
   FNMA                                                             7.000%     11/01/2029         4,744           4,891
   FNMA                                                             7.000%     12/01/2029         6,411           6,609
   FNMA                                                             7.000%     01/01/2030        15,626          16,089
   FNMA                                                             6.500%     02/01/2030        11,837          12,130
   FNMA                                                             7.000%     02/01/2030        23,261          23,981
   FNMA                                                             7.000%     02/01/2030        11,956          12,311
   FNMA                                                             7.000%     02/01/2030           860             886
   FNMA                                                             7.000%     03/01/2030         1,949           2,007
   FNMA                                                             7.000%     11/01/2030           234             241
   FNMA                                                             7.000%     12/01/2030        21,201          21,829
   FNMA                                                             7.000%     01/01/2031         5,434           5,591
   FNMA                                                             7.000%     06/01/2031        22,975          23,642
   FNMA                                                             7.000%     07/01/2031        30,818          31,712
   FNMA                                                             7.000%     08/01/2031        15,218          15,659
   FNMA                                                             6.500%     09/01/2031         9,092           9,308
   FNMA                                                             7.000%     09/01/2031        29,216          30,087
   FNMA                                                             7.000%     10/01/2031        14,121          14,540
   FNMA                                                             7.500%     12/01/2031         6,700           6,971
   FNMA                                                             6.000%     02/01/2032        21,880          22,095
   FNMA                                                             7.000%     05/01/2032         9,798          10,079
   FNMA                                                             6.500%     07/01/2032         9,521           9,739
   FNMA                                                             7.000%     08/01/2032        27,882          28,682
   FNMA                                                             6.500%     01/01/2033         8,250           8,446
   FNMA                                                             6.000%     02/01/2033         7,319           7,386
   FNMA                                                             6.000%     06/01/2033       531,839         536,693
   FNMA                                                             5.500%     07/01/2033        64,273          63,617
   FNMA                                                             5.500%     08/01/2033       109,069         107,958
   FNMA                                                             6.500%     10/01/2033        57,926          59,137
   FNMA                                                             5.000%     11/01/2033     2,231,180       2,158,286
   FNMA                                                             5.500%     04/01/2034        23,173          22,925
   FNMA                                                             6.500%     07/01/2034        88,049          89,793
   FNMA                                                             6.000%     08/01/2034       367,257         370,353
   FNMA                                                             6.500%     09/01/2034        47,787          48,734
   FNMA                                                             6.000%     06/01/2035     1,101,873       1,111,928
   FNMA                                                             5.381%     04/01/2036       286,807         288,063
   FNMA                                                             5.500%     04/01/2036     1,220,751       1,206,807
   FNMA                                                             5.500%     07/13/2036     2,087,617       2,065,235
                                                                                                          -------------
                                                                                                             22,441,053

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      79

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-PASS-THROUGH-AGENCY (1.0%)
   GNMA                                                             5.500%     04/15/2014   $    73,771   $      74,217
   GNMA                                                             6.000%     04/15/2014       141,906         144,391
   GNMA                                                             6.500%     08/15/2014         7,380           7,563
   GNMA                                                             6.000%     12/15/2016       165,639         168,474
   GNMA                                                             8.000%     03/15/2017         2,057           2,169
   GNMA                                                             6.500%     12/15/2023        31,330          32,187
   GNMA                                                             8.000%     09/20/2026        55,056          58,134
   GNMA                                                             7.500%     09/15/2027         8,227           8,603
   GNMA                                                             7.500%     10/15/2029        14,582          15,215
                                                                                                          -------------
                                                                                                                510,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(IDENTIFIED COST $36,019,237)                                                                                35,889,573
                                                                                                          -------------
U.S. GOVERNMENT AGENCY BONDS (2.8%)
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.3%)
   FHLMC                                                            5.500%     11/01/2017        16,391          16,419
   FHLMC                                                            5.500%     06/15/2036       140,000         136,319
                                                                                                          -------------
                                                                                                                152,738
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.5%)
   FNMA                                                             5.000%     05/01/2019     1,272,327       1,252,177
                                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $1,411,453)                                               1,404,915
                                                                                                          -------------
SHORT-TERM INVESTMENTS (25.6%)
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007    12,766,629      12,766,629
   DATED 12/29/2006 (Repurchase value $12,773,509                                                         -------------
   collateralized by U.S. Government Agency Securities)(7)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $12,766,629)                                                   12,766,629
                                                                                                          -------------

TOTAL INVESTMENTS (100.8%) (IDENTIFIED COST $50,438,705)(8)                                                  50,300,975
TOTAL LIABILITIES LESS OTHER ASSETS (-0.8%)                                                                    (416,071)
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  49,884,904
                                                                                                          =============

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
80                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
FORWARD COMMITMENTS

                                                                   INTEREST     DELIVERY     PRINCIPAL
AGENCY                                                               RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT DECEMBER 31, 2006 (COST PAYABLE $75,245,506)
   FGOLD 15YR TBA                                                   4.500%     01/17/2007  $  1,000,000  $       963,438
   FGOLD 15YR TBA                                                   5.000%     01/17/2007       300,000          294,656
   FGOLD 30YR TBA                                                   4.500%     01/11/2007       200,000          187,312
   FGOLD 30YR TBA                                                   5.500%     01/11/2007     7,500,000        7,415,625
   FGOLD 30YR TBA                                                   6.000%     01/11/2007     3,100,000        3,122,283
   FHLMC GOLD 30YR TBA                                              5.000%     01/11/2007     2,500,000        2,411,720
   FNMA 15YR TBA                                                    4.500%     01/17/2007       100,000           96,438
   FNMA 15YR TBA                                                    5.000%     01/17/2007     5,400,000        5,307,185
   FNMA 15YR TBA                                                    5.500%     01/17/2007     1,300,000        1,299,594
   FNMA 15YR TBA                                                    6.000%     01/17/2007     2,000,000        2,027,500
   FNMA 30YR TBA                                                    4.500%     01/11/2007     3,300,000        3,091,688
   FNMA 30YR TBA                                                    5.000%     01/11/2007    12,700,000       12,259,463
   FNMA 30YR TBA                                                    5.500%     01/11/2007    26,200,000       25,888,875
   FNMA 30YR TBA                                                    6.000%     01/11/2007     8,200,000        8,253,808
   FNMA 30YR TBA                                                    6.500%     01/11/2007       700,000          713,125
   GNMA 30YR TBA                                                    6.000%     01/22/2007     1,300,000        1,317,875
                                                                                                         ---------------
                                                                                                         $    74,650,585
                                                                                                         ===============

TBA SALE COMMITMENTS AT DECEMBER 31, 2006 (PROCEEDS RECEIVABLE $65,063,598)
   FGOLD 15YR TBA                                                   4.500%     01/17/2007  $ (1,800,000) $    (1,734,187)
   FGOLD 15YR TBA                                                   5.000%     01/17/2007      (500,000)        (491,094)
   FGOLD 15YR TBA                                                   5.500%     01/17/2007      (500,000)        (499,531)
   FGOLD 30YR TBA                                                   6.500%     01/11/2007    (1,000,000)      (1,018,438)
   FNMA 15YR TBA                                                    4.500%     01/17/2007    (2,500,000)      (2,410,938)
   FNMA 15YR TBA                                                    5.000%     01/17/2007   (12,100,000)     (11,892,025)
   FNMA 15YR TBA                                                    5.500%     01/17/2007    (1,900,000)      (1,899,407)
   FNMA 15YR TBA                                                    6.000%     01/17/2007    (5,200,000)      (5,271,500)
   FNMA 30YR TBA                                                    4.500%     01/11/2007      (900,000)        (843,188)
   FNMA 30YR TBA                                                    5.000%     01/11/2007   (12,500,000)     (12,066,400)
   FNMA 30YR TBA                                                    5.500%     01/11/2007   (24,600,000)     (24,307,875)
   FNMA 30YR TBA                                                    6.000%     01/11/2007    (1,800,000)      (1,811,812)
   FNMA 30YR TBA                                                    6.500%     01/11/2007      (300,000)        (305,625)
                                                                                                         ---------------
                                                                                                         $   (64,552,020)
                                                                                                         ===============

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      81

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                    WRITTEN CALL OPTIONS       WRITTEN PUT OPTIONS
                                                                   NUMBER OF     CONTRACT     NUMBER OF    CONTRACT
WRITTEN OPTION ACTIVITY                                            CONTRACTS      PREMIUM     CONTRACTS    PREMIUM
--------------------------------------------------------------------------------------------------------------------
Outstanding, at beginning of year                                       -       $       -          -      $       -
Options written                                                        86          36,540         86         37,056
Options exercised or closed                                           (58)        (22,368)       (58)       (20,806)
Options expired                                                       (28)        (14,172)       (28)       (16,250)
                                                                   -------------------------------------------------
Outstanding, December 31, 2006                                          -       $       0          -      $       0
                                                                   =================================================

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                               UNREALIZED
                                                                                            UNITS PER     APPRECIATION/
TYPE                                                           EXPIRATION       CONTRACTS    CONTRACT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note Future (Sell)                          3/21/2007           16        1,000       $     (17,143)
2 Year US Treasury Note Future (Buy)                            3/30/2007           11        2,000               9,566
5 Year US Treasury Note Future (Buy)                            3/30/2007           64        1,000              45,628
                                                                                                          -------------
                                                                                                          $      38,051

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(2) Fair valued security under procedures established by the Fund's Board of Directors.
(3)  Interest only security.
(4)  Zero coupon bond.
(5)  Principal only security.
(6) Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2006.
(7)  See Note 2 for collateral information.
(8)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
82                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (95.1%)
FEDERAL FARM CREDIT BANK (FFCB) (3.1%)
   FFCB                                                             5.900%     02/05/2008  $    100,000  $       100,727
   FFCB                                                             3.500%     04/15/2008     1,000,000          979,683
   FFCB                                                             5.960%     06/16/2008       600,000          607,134
                                                                                                         ---------------
                                                                                                               1,687,544

FEDERAL HOME LOAN BANK (FHLB) (66.0%)
   FHLB                                                             3.300%     03/22/2007     1,480,000        1,473,929
   FHLB                                                             3.500%     05/15/2007     2,500,000        2,485,103
   FHLB                                                             2.750%     05/21/2007     2,200,000        2,183,100
   FHLB                                                             4.650%     05/21/2007       250,000          249,529
   FHLB                                                             3.875%     06/08/2007     2,750,000        2,734,861
   FHLB                                                             6.750%     08/15/2007       700,000          706,243
   FHLB                                                             3.875%     09/14/2007     3,000,000        2,971,221
   FHLB                                                             3.500%     11/15/2007     3,420,000        3,369,911
   FHLB                                                             5.875%     11/15/2007       620,000          623,259
   FHLB                                                             3.070%     01/15/2008       500,000          489,307
   FHLB                                                             5.625%     02/15/2008     1,585,000        1,592,243
   FHLB                                                             7.000%     02/15/2008       270,000          275,217
   FHLB                                                             4.500%     04/11/2008     1,200,000        1,190,401
   FHLB                                                             4.250%     09/12/2008     1,000,000          986,856
   FHLB                                                             4.100%     11/19/2008       855,000          839,979
   FHLB                                                             4.500%     12/30/2008       200,000          196,341
   FHLB                                                             3.280%     01/16/2009     1,000,000          966,470
   FHLB                                                             4.000%     04/20/2009     1,000,000          977,358
   FHLB                                                             4.050%     04/30/2009     1,000,000          978,191
   FHLB                                                             4.000%     05/20/2009       500,000          488,428
   FHLB                                                             4.050%     09/24/2009       765,000          745,989
   FHLB                                                             4.500%     02/03/2010       460,000          451,871
   FHLB                                                             4.350%     02/22/2010       250,000          244,553
   FHLB                                                             3.875%     03/22/2010     1,000,000          966,804
   FHLB                                                             4.650%     03/30/2010       400,000          393,536
   FHLB                                                             4.200%     04/01/2010     2,000,000        1,949,476
   FHLB                                                             3.875%     06/04/2010     1,000,000          965,214
   FHLB                                                             5.600%     06/16/2010     1,000,000        1,004,194
   FHLB                                                             4.000%     03/18/2011     1,000,000          961,635
   FHLB                                                             4.140%     04/08/2011     1,200,000        1,158,391
   FHLB                                                             4.750%     12/10/1010     1,500,000        1,488,807
                                                                                                         ---------------
                                                                                                              36,108,417

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (7.2%)
   FHLMC                                                            3.300%     09/14/2007     1,210,000        1,193,926
   FHLMC(4)                                                         5.270%     12/28/2012     2,790,973        2,775,274
                                                                                                         ---------------
                                                                                                               3,969,200

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (2.8%)
   FG M80807                                                        4.500%     03/01/2010     1,119,399        1,105,238
   FG M80821                                                        4.500%     06/01/2010       429,329          422,145
                                                                                                         ---------------
                                                                                                               1,527,383

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.9%)
   FNMA                                                             4.000%     05/21/2012       500,000          475,179
                                                                                                         ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (0.3%)
   FNMA                                                             4.500%     02/01/2010       148,766          146,384
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      83

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (14.8%)
   SBA(1)                                                           8.625%     02/25/2007  $      7,241  $         7,169
   SBA(1)                                                           9.475%     11/25/2007         1,859            1,857
   SBA(1)                                                           8.125%     06/25/2008        26,352           26,355
   SBA(1)                                                           9.875%     07/25/2008         1,432            1,442
   SBA(1)                                                           8.125%     03/25/2009        10,584           10,636
   SBA(1)                                                           5.875%     06/25/2009        89,680           89,408
   SBA(1)                                                           8.875%     01/25/2010        18,797           19,141
   SBA(1)                                                           6.250%     02/25/2010        28,174           28,186
   SBA(1)                                                           9.125%     05/25/2010       124,279          128,182
   SBA(1)                                                           8.875%     11/25/2010        43,011           44,076
   SBA(1)                                                           8.125%     03/25/2011        26,739           27,167
   SBA(1)                                                           8.765%     09/25/2011       425,389          441,905
   SBA(1)                                                           7.625%     11/25/2012        67,050           68,675
   SBA(1)                                                          10.125%     12/25/2012        37,580           39,525
   SBA(1)                                                           8.125%     01/25/2013       217,017          224,891
   SBA(1)                                                           5.840%     02/25/2013        27,819           27,879
   SBA(1)                                                           6.125%     03/25/2013        80,186           80,582
   SBA(1)                                                           7.625%     07/25/2013        92,405           94,922
   SBA(1)                                                           6.250%     01/25/2014         3,564            3,593
   SBA(1)                                                           9.265%     05/25/2014       313,020          334,752
   SBA(1)                                                           9.875%     05/25/2014        28,575           30,092
   SBA(1)                                                           7.000%     06/25/2014         4,802            4,781
   SBA(1)                                                           6.875%     07/25/2014        60,753           61,584
   SBA(1)                                                           8.975%     07/25/2015        24,812           26,176
   SBA(1)                                                           8.475%     11/25/2015        30,857           32,236
   SBA(1)                                                           8.375%     03/25/2016       800,496          848,155
   SBA(1)                                                           6.625%     04/25/2016        16,766           16,907
   SBA(1)                                                           8.625%     07/25/2016        41,880           44,100
   SBA(1)                                                           6.250%     03/25/2017        14,591           14,763
   SBA(1)                                                           6.375%     07/25/2017        46,821           47,529
   SBA(1)                                                           6.375%     09/25/2017         9,119            9,258
   SBA(1)                                                           6.250%     12/25/2017       301,673          305,373
   SBA(1)                                                           6.250%     02/25/2018        78,759           79,734
   SBA(1)                                                           6.000%     08/25/2018       449,745          453,109
   SBA(1)                                                           5.950%     01/25/2019        41,841           42,157
   SBA(1)                                                           6.700%     05/25/2019        55,373           55,503
   SBA(1)                                                           6.250%     06/25/2019       253,277          256,668
   SBA(1)                                                           8.125%     06/25/2020        40,580           42,365
   SBA(1)                                                           6.000%     09/25/2020        36,101           36,408
   SBA(1)                                                           8.000%     12/25/2020        37,509           39,201
   SBA(1)                                                           5.750%     04/25/2021       117,539          118,185
   SBA(1)                                                           8.625%     04/25/2021         6,973            7,251
   SBA(1)                                                           8.125%     07/25/2021        14,253           14,950
   SBA(1)                                                           5.875%     10/25/2021       201,872          203,597
   SBA(1)                                                           5.750%     09/25/2022        29,147           29,318
   SBA(1)                                                           5.750%     07/25/2023       369,281          371,527
   SBA(1)                                                           7.625%     07/25/2023        28,051           29,105
   SBA(1)                                                           6.875%     02/25/2024       753,048          779,223
   SBA(1)                                                           8.125%     03/25/2024       139,882          147,438
   SBA(1)                                                           8.625%     08/25/2024        43,841           46,564
   SBA(1)                                                           8.625%     10/25/2024        45,948           49,665
   SBA(1)                                                           6.000%     11/25/2024       172,190          173,910
   SBA(1)                                                           7.625%     12/25/2024        63,998           66,756

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
84                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) - CONTINUED
   SBA(1)                                                           5.875%     01/25/2025  $    373,659  $       377,183
   SBA(1)                                                           8.875%     02/25/2025        49,101           53,364
   SBA(1)                                                           8.125%     06/25/2025        17,692           18,739
   SBA(1)                                                           8.375%     09/25/2025        31,374           33,252
   SBA(1)                                                           8.625%     10/25/2025        43,231           46,539
   SBA(1)                                                           5.700%     03/25/2026       271,060          272,503
   SBA(1)                                                           7.375%     05/25/2028       369,009          387,140
   SBA(1)                                                           5.700%     02/25/2030       745,781          750,142
                                                                                                         ---------------
                                                                                                               8,122,793

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $52,163,667)                                                         52,036,900
                                                                                                         ---------------

                                                                   INTEREST     MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (5.1%)                                        RATE         DATE         AMOUNT         VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007  $  2,801,546  $     2,801,546
   DATED 12/29/2006 (Repurchase value $2,803,056                                                         ---------------
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,801,546)                                                      2,801,546
                                                                                                         ---------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $54,965,213)(3)                                                   54,838,446
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                     (117,257)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    54,721,189
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(2)  See Note 2 for collateral information.
(3)  See Note 6 for important tax information.
(4) Fair valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      85

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (76.3%)
FEDERAL HOME LOAN BANK (FHLB) (31.5%)
   FHLB(1)                                                          5.060%     01/11/2007  $ 40,000,000  $    40,000,000
   FHLB                                                             5.050%     01/29/2007    25,000,000       25,000,000
   FHLB                                                             5.500%     10/02/2007    25,000,000       25,000,000
   FHLB(2)                                                          5.300%     11/01/2007    25,000,000       25,000,000
   FHLB                                                             5.214%     11/15/2007    40,000,000       40,000,000
   FHLB                                                             5.150%     12/14/2007    25,000,000       25,000,000
   FHLB                                                             5.250%     02/16/2007    25,000,000       25,000,000
   FHLB                                                             5.250%     02/02/2007    25,000,000       25,000,000
   FHLB(1)                                                          5.085%     02/08/2007    40,000,000       40,000,000
   FHLB(1)                                                          5.045%     05/10/2007    40,000,000       40,000,000
   FHLB(1)                                                          5.045%     06/01/2007    40,000,000       40,000,000
   FHLB(1)                                                          5.070%     06/28/2007    40,000,000       40,000,000
   FHLB(1)                                                          5.090%     08/01/2007    40,000,000       40,000,000
   FHLB                                                             5.480%     08/28/2007    25,000,000       25,000,000
                                                                                                         ---------------
                                                                                                             455,000,000

FEDERAL HOME LOAN BANK (FHLB)-DISCOUNT NOTES (5.8%)
   FHLB                                                             5.070%     02/28/2007    30,000,000       29,754,950
   FHLB                                                             5.140%     03/21/2007    25,000,000       24,718,014
   FHLB                                                             5.150%     03/23/2007    30,000,000       29,652,375
                                                                                                         ---------------
                                                                                                              84,125,339

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (1.7%)
   FHLMC                                                            4.800%     02/20/2007    25,000,000       25,000,000
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-DISCOUNT NOTES (17.9%)
   FHLMC                                                            5.130%     01/17/2007    30,000,000       29,931,600
   FHLMC                                                            5.140%     01/23/2007    30,000,000       29,905,766
   FHLMC                                                            5.060%     02/13/2007    25,000,000       24,848,903
   FHLMC                                                            4.968%     04/03/2007    30,000,000       29,619,158
   FHLMC                                                            5.095%     04/13/2007    30,000,000       29,566,925
   FHLMC                                                            5.055%     04/20/2007    30,000,000       29,540,838
   FHLMC                                                            5.100%     05/18/2007    31,453,000       30,842,549
   FHLMC                                                            5.075%     05/29/2007    30,000,000       29,374,084
   FHLMC                                                            5.060%     06/29/2007    24,931,000       24,303,750
                                                                                                         ---------------
                                                                                                             257,933,573

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES (19.4%)
   FNMA                                                             5.145%     01/03/2007    26,892,000       26,884,313
   FNMA                                                             5.130%     01/26/2007    30,000,000       29,893,125
   FNMA                                                             5.080%     03/07/2007    30,000,000       29,724,833
   FNMA                                                             5.100%     03/14/2007    30,000,000       29,694,000
   FNMA                                                             5.075%     03/21/2007    21,681,000       21,439,543
   FNMA                                                             4.965%     03/30/2007    30,000,000       29,635,900
   FNMA                                                             5.100%     04/09/2007    30,000,000       29,583,500
   FNMA                                                             5.085%     04/25/2007    25,000,000       24,597,437
   FNMA                                                             5.040%     05/02/2007    30,000,000       29,491,800
   FNMA                                                             5.070%     06/06/2007    30,000,000       29,340,900
                                                                                                         ---------------
                                                                                                             280,285,351

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,102,344,263)                                                   1,102,344,263
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
86                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (21.2%)

   FIFTH THIRD REPURCHASE AGREEMENT (2.9%)                          4.850%     01/03/2007  $ 41,612,375  $    41,612,375
   DATED 12/29/2006 (Repurchase value $41,640,406
   collateralized by U.S. Government Agency Securities)(3)

   MORGAN STANLEY REPURCHASE AGREEMENT (18.3%)                      5.250%     01/02/2007   265,000,000      265,000,000
                                                                                                         ---------------
   DATED 12/29/2006 (Repurchase value $265,154,583
   collateralized by U.S. Government Agency Securities)(3)

TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $306,612,375)                                                   306,612,375
                                                                                                         ---------------

TOTAL INVESTMENTS (97.5%) (IDENTIFIED COST $1,408,956,638)(4)                                              1,408,956,638
                                                                                                         ---------------
TOTAL OTHER ASSETS LESS LIABILITIES (2.5%)                                                                    36,507,513
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $ 1,445,464,151
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(2)  Represents a step bond. Rate disclosed as of December 31, 2006.
(3)  See Note 2 for collateral information.
(4)  Represents cost for book and tax purposes.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      87

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                     ALLOCATION     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.0%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (93.0%)
   High Yield Bond                                                                 10.6%        164,291  $     1,808,845
   Mortgage Securities                                                              4.8%         67,704          826,665
   Short-Intermediate Fixed-Income                                                 56.2%        827,905        9,620,257
   U.S. Government Money                                                           21.4%      3,665,497        3,665,497
                                                                                                         ---------------
                                                                                                              15,921,264

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,206,198)                                                      15,921,264
                                                                                                         ---------------

                                                                   INTEREST     MATURITY    PRINCIPAL
SHORT-TERM INVESTMENTS (9.2%)                                        RATE         DATE        AMOUNT          VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007  $  1,578,288  $     1,578,288
   DATED 12/29/2006 (Repurchase value $1,579,139                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,578,288)                                                      1,578,288
                                                                                                         ---------------

TOTAL INVESTMENTS (102.2%) (IDENTIFIED COST $17,784,486)(2)                                                   17,499,552
TOTAL LIABILITIES LESS OTHER ASSETS (-2.2%)                                                                     (372,275)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    17,127,277
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)  See Note 2 for collateral information.
(2)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
88                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                     ALLOCATION     SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.1%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.1%)
   Growth                                                                          13.3%        170,346  $     4,434,102
   High Yield Bond                                                                  7.9%        238,686        2,627,933
   International Equity                                                            10.4%        150,769        3,466,170
   Mortgage Securities                                                              4.9%        134,445        1,641,574
   Short-Intermediate Fixed-Income                                                 35.9%      1,031,348       11,984,264
   Small to Mid Cap                                                                 4.5%         46,523        1,491,521
   Value                                                                            8.7%        120,897        2,894,266
   U.S. Government Money                                                           10.5%      3,512,177        3,512,177
                                                                                                         ---------------
                                                                                                              32,052,007

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,816,608)                                                      32,052,007
                                                                                                         ---------------

                                                                   INTEREST     MATURITY    PRINCIPAL
SHORT-TERM INVESTMENTS (10.3%)                                       RATE         DATE        AMOUNT         VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007  $  3,439,599  $     3,439,599
   DATED 12/29/2006 (Repurchase value $3,441,453
   collateralized by U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,439,599)                                                      3,439,599
                                                                                                         ---------------

TOTAL INVESTMENTS (106.4%) (IDENTIFIED COST $32,256,207)(2)                                                   35,491,606
TOTAL LIABILITIES LESS OTHER ASSETS (-6.4%)                                                                   (2,143,221)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    33,348,385
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)  See Note 2 for collateral information.
(2)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      89

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                                    ALLOCATION      SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.5%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (94.5%)
   Growth                                                                          19.7%        749,204  $    19,501,792
   High Yield Bond                                                                  8.0%        722,401        7,953,631
   International Equity                                                            14.7%        632,576       14,542,926
   Mortgage Securities                                                              3.0%        243,165        2,969,042
   Short-Intermediate Fixed-Income                                                 25.1%      2,134,722       24,805,473
   Small to Mid Cap                                                                 6.8%        210,688        6,754,670
   Value                                                                           13.7%        565,851       13,546,478
   U.S. Government Money                                                            3.5%      3,500,232        3,500,232
                                                                                                         ---------------
                                                                                                              93,574,244

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $80,122,927)                                                      93,574,244
                                                                                                         ---------------

                                                                   INTEREST     MATURITY    PRINCIPAL
SHORT-TERM INVESTMENTS (5.5%)                                        RATE         DATE        AMOUNT         VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                                 4.850%     01/02/2007  $  5,412,488  $     5,412,488
   DATED 12/29/2006 (Repurchase value $5,415,405
   collateralized by U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,412,488)                                                      5,412,488
                                                                                                         ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $85,535,415)(2)                                                   98,986,732
TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                        33,358
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    99,020,090
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)  See Note 2 for collateral information.
(2)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
90                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                           ALLOCATION               SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (101.6%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (101.6%)
   Growth                                                                23.7%                1,224,522   $    31,874,297
   High Yield Bond                                                        8.5%                1,042,266        11,475,348
   Intermediate Fixed-Income                                              1.1%                  127,303         1,430,885
   International Equity                                                  17.9%                1,050,617        24,153,676
   Mortgage Securities                                                    3.2%                  351,249         4,288,748
   Short-Intermediate Fixed-Income                                       19.1%                2,218,346        25,777,180
   Small to Mid Cap                                                       9.5%                  397,755        12,752,030
   Value                                                                 17.8%                  999,906        23,937,761
   U.S. Government Money                                                  0.8%                1,120,815         1,120,815
                                                                                                          ---------------
                                                                                                              136,810,740

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $113,756,263)                                                     136,810,740
                                                                                                          ---------------

                                                      INTEREST          MATURITY            PRINCIPAL
SHORT-TERM INVESTMENTS (4.5%)                           RATE              DATE                AMOUNT            VALUE
   FIFTH THIRD REPURCHASE AGREEMENT                   4.850%           01/02/2007         $   6,011,869   $     6,011,869
   DATED 12/29/2006 (Repurchase value $6,015,109
   collateralized by U.S. Government Agency
   Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,011,869)                                                       6,011,869
                                                                                                          ---------------

TOTAL INVESTMENTS (106.1%) (IDENTIFIED COST $119,768,132)(2)                                                  142,822,609
TOTAL LIABILITIES LESS OTHER ASSETS (-6.1%)                                                                    (8,157,926)
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $   134,664,683
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax  information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       91

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.4%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (100.4%)

   Growth                                                                30.5%                1,474,168   $    38,372,591
   High Yield Bond                                                        6.2%                  707,253         7,786,851
   International Equity                                                  20.9%                1,143,770        26,295,283
   Mortgage Securities                                                    1.0%                  105,626         1,289,689
   Short-Intermediate Fixed-Income                                        6.2%                  670,190         7,787,603
   Small to Mid Cap                                                      12.1%                  476,428        15,274,296
   Value                                                                 23.5%                1,237,498        29,625,709
                                                                                                          ---------------
                                                                                                              126,432,022

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $99,466,179)                                                      126,432,022
                                                                                                          ---------------

                                                      INTEREST          MATURITY            PRINCIPAL
                                                        RATE              DATE                AMOUNT           VALUE
SHORT-TERM INVESTMENTS (2.0%)
   FIFTH THIRD REPURCHASE AGREEMENT                     4.850%         01/02/2007         $   2,524,129   $     2,524,129
   DATED 12/29/2006 (Repurchase value $2,525,489
   collateralized by U.S. Government Agency
   Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,524,129)                                                       2,524,129
                                                                                                          ---------------

TOTAL INVESTMENTS (102.4%) (IDENTIFIED COST $101,990,308)(2)                                                  128,956,151
TOTAL LIABILITIES LESS OTHER ASSETS (-2.4%)                                                                    (3,010,682)
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $   125,945,469
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
92                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION                SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.0%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.0%)
   Growth                                                                34.9%                  887,352   $    23,097,763
   International Equity                                                  23.3%                  669,888        15,400,731
   Small to Mid Cap                                                      13.9%                  287,142         9,205,765
   Value                                                                 26.9%                  745,151        17,838,915
   U.S. Government Money                                                  0.0%                       34                34
                                                                                                          ---------------
                                                                                                               65,543,208

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,316,125)                                                       65,543,208
                                                                                                          ===============

                                                      INTEREST          MATURITY           PRINCIPAL
                                                        RATE              DATE               AMOUNT           VALUE
SHORT-TERM INVESTMENTS (1.0%)
   FIFTH THIRD REPURCHASE AGREEMENT                   4.850%           01/02/2007         $     636,816   $       636,816
   DATED 12/29/2006 (Repurchase value $637,159
   collateralized by U.S. Government Agency
   Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $636,816)                                                           636,816
                                                                                                          ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $50,952,941)(2)                                                    66,180,024
TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                         51,900
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $    66,231,924
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       93

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                                       SMALL TO
                                                                GROWTH               VALUE              MID CAP
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    185,500,411    $   134,371,696    $   292,042,232
   Repurchase agreements, at value                                 1,260,300            210,192          4,587,539
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                            186,760,711        134,581,888        296,629,771
   Cash(2)                                                                 -                  -            110,700
   Receivable for investments sold                                         -            755,356                  -
   Receivable for capital shares sold                                 62,849             98,528            605,625
   Dividends and interest receivable                                 265,986            258,619            364,659
   Receivable for futures contract settlement                              -                  -                  -
   Receivable for tax reclaims                                             -                  -                  -
   Prepaid expenses and other assets                                  23,887             39,127             35,659
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                  187,113,433        135,733,518        297,746,414
                                                            -------------------------------------------------------

LIABILITIES:
   Cash overdraft                                                          -                  -              1,143
   Payable for capital shares repurchased                            298,505          1,427,093            884,778
   Payable due to manager (Note 3)                                    71,570             52,176            149,424
   Money manager fee payable (Note 3)                                207,713             84,245            252,268
   Director's fee payable                                                378                229                454
   Payable for transfer agent fees (Note 3)                           26,896             21,148             51,182
   Payable for 12b-1 & administrative services
      fees (Note 3)                                                   22,204              5,357              5,035
   Payable for futures contract settlement                                 -              3,492             25,002
   Compliance                                                            188                160                258
   Accrued expenses and other liabilities                             61,345             45,638             77,921
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                                 688,799          1,639,538          1,447,465
                                                            -------------------------------------------------------
   NET ASSETS                                               $    186,424,634    $   134,093,980    $   296,298,949
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    196,391,864    $   127,713,924    $   264,368,901
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                18,219,958         24,320,291         56,589,626
   Undistributed net investment income (loss)                         23,634                978                  -
   Accumulated net realized gain (loss) on investments,
      future contracts, options, and foreign currencies          (28,210,822)       (17,941,213)       (24,659,578)
                                                            -------------------------------------------------------
   NET ASSETS                                               $    186,424,634    $   134,093,980    $   296,298,949
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    178,083,753    $   127,896,371    $   288,277,367
   Outstanding shares                                              6,841,619          5,341,261          8,993,109
   Net asset value, offering & redemption price per share   $          26.03    $         23.94    $         32.06
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      2,292,848    $     2,206,647    $     4,395,552
   Outstanding shares                                                 89,961             92,066            142,520
   Net asset value, offering & redemption price per share   $          25.49    $         23.97    $         30.84
===================================================================================================================
C CLASS**
   Net assets                                               $      5,268,860    $     3,831,184    $     3,271,711
   Outstanding shares                                                207,504            160,179            105,936
   Net asset value, offering & redemption price per
     share(1)                                               $          25.39    $         23.92    $         30.88
===================================================================================================================
A CLASS**
   Net assets                                               $        779,173    $       159,778    $       354,319
   Outstanding shares                                                 30,100              6,672             11,188
   Net asset value, offering & redemption price per share   $          25.89    $         23.95    $         31.67
   Public offering price per share                          $          27.47    $         25.41    $         33.60
===================================================================================================================
   *Investments, at Cost (Note 6)                           $    168,540,753    $   110,271,616    $   240,012,958

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
(2) For Small to Mid Cap Fund, amount represents restricted cash held as collateral to cover margin requirements for open futures contracts as of December 31, 2006.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
94                       ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             INTERNATIONAL     HIGH YIELD   INTERMEDIATE
                                                                EQUITY            BOND      FIXED-INCOME
------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $  157,973,901   $  60,388,964   $ 39,852,128
   Repurchase agreements, at value                               1,061,815         798,802      2,648,434
                                                            ------------------------------------------------
   TOTAL INVESTMENTS*                                          159,035,716      61,187,766     42,500,562
   Cash                                                                  -               1          8,999
   Receivable for investments sold                               2,332,364               -              -
   Receivable for capital shares sold                              247,465         231,467        195,790
   Dividends and interest receivable                                82,370       1,096,382        536,563
   Receivable for tax reclaims                                      73,881               -              -
   Prepaid and other assets                                         24,588          26,298         27,458
                                                            ------------------------------------------------
   TOTAL ASSETS                                                161,796,384      62,541,914     43,269,372
                                                            ------------------------------------------------
LIABILITIES:
   Cash overdraft                                                        -               -              -
   Payable for investment securities purchased                     301,435               -              -
   Payable for capital shares repurchased                        1,037,814          61,996        123,979
   Unrealized loss on foreign currency contracts                    10,946               -              -
   Payable due to manager (Note 3)                                  73,923          18,827         12,015
   Money manager fee payable (Note 3)                              162,107          37,860          9,900
   Director's fee payable                                              553             234            253
   Payable for transfer agent fees (Note 3)                         26,563           8,927          5,695
   Payable for 12b-1 & administrative services fees                  5,269           2,018          5,253
     (Note 3)
   Payable for futures contract settlement                               -               -              -
   Compliance                                                          366              72            103
   Accrued expenses and other liabilities                           82,632          20,862         15,975
                                                            ------------------------------------------------
   TOTAL LIABILITIES                                             1,701,608         150,796        173,173
                                                            ------------------------------------------------
   NET ASSETS                                               $  160,094,776   $  62,391,118   $ 43,096,199
============================================================================================================
COMPOSITION OF NET ASSETS
   Paid-in capital                                          $  130,721,354   $  62,827,211   $ 46,262,311
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities               30,578,661       1,706,756     (1,693,558)
   Undistributed net investment income (loss)                      103,182          17,467         29,933
   Accumulated net realized gain (loss) on investments,
     future contracts, options, and foreign currencies          (1,308,421)     (2,160,316)    (1,502,487)
                                                            ------------------------------------------------
   NET ASSETS                                               $  160,094,776   $  62,391,118   $ 43,096,199
============================================================================================================
ADVISOR CLASS**
   Net assets                                               $  152,545,416   $  59,930,578   $ 36,330,592
   Outstanding shares                                            6,634,985       5,445,383      3,233,406
   Net asset value, offering & redemption price per share   $        22.99   $       11.01   $      11.24
============================================================================================================
INVESTOR CLASS**
   Net assets                                               $    1,745,881   $     498,115   $  1,645,896
   Outstanding shares                                               78,228          45,239        146,566
   Net asset value, offering & redemption price per share   $        22.32   $       11.01   $      11.23
============================================================================================================
C CLASS**
   Net assets                                               $    5,094,684   $   1,804,351   $  5,118,549
   Outstanding shares                                              228,134         164,210        455,980
   Net asset value, offering & redemption price per
     share(1)                                               $        22.33   $       10.99   $      11.23
============================================================================================================
A CLASS**
   Net assets                                               $      708,795   $     158,074   $      1,162
   Outstanding shares                                               30,997          14,372             99
   Net asset value, offering & redemption price per share   $        22.87   $       11.00   $      11.70
   Public offering price per share                          $        24.27   $       11.55   $      12.28(2)
============================================================================================================
   *Investments, at Cost (Note 6)                           $  128,457,259   $  59,481,010   $ 44,194,120

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
(2) Net assets and shares outstanding are rounded to the nearest dollar and share respectively. NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Intermediate Fixed-Income Fund were $1,162.41 and outstanding shares were 99.35.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     95

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                               SHORT-INTERMEDIATE     MORTGAGE     LIMITED DURATION
                                                                  FIXED-INCOME       SECURITIES     U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $      102,850,024   $ 37,534,346   $     52,036,900
   Repurchase agreements, at value                                      5,385,128     12,766,629          2,801,546
                                                               -----------------------------------------------------
   TOTAL INVESTMENTS*                                                 108,235,152     50,300,975         54,838,446
   Cash                                                                    12,176              1                  1
   Receivable for investments sold and TBA sale commitments                     -     70,571,259                  -
   Receivable for capital shares sold                                     158,571         65,863             38,055
   Dividends and interest receivable                                    1,086,637        181,181            695,137
   Receivable for futures contract settlement                                   -          3,328                  -
   TBA purchase commitments, at value
     (cost payable $75,245,506)                                                 -     74,650,585                  -
   Prepaid and other assets                                                27,275         29,405                  -
                                                               -----------------------------------------------------
   TOTAL ASSETS                                                       109,519,811    195,802,597         55,571,639
                                                               -----------------------------------------------------
LIABILITIES:
   Cash overdraft
   Payable for investment securities purchased                                  -     80,902,518            734,835
   Payable for capital shares repurchased                                  93,237        343,987                160
   Payable due to manager (Note 3)                                         30,055         15,619              5,604
   Money manager fee payable (Note 3)                                      26,443         30,274             40,503
   Director's fee payable                                                     179            188                 95
   Payable for transfer agent fees (Note 3)                                15,436          5,819              4,732
   Payable for 12b-1 & administrative services fees (Note 3)                1,459          1,311                  -
   TBA sale commitments, at value
     (proceeds receivable $65,063,598)                                          -     64,552,020                  -
   Compliance                                                                 136             83                 71
   Accrued expenses and other liabilities                                  42,118         65,874             64,450
                                                               -----------------------------------------------------
   TOTAL LIABILITIES                                                      209,063    145,917,693            850,450
                                                               -----------------------------------------------------
   NET ASSETS                                                  $      109,310,748   $ 49,884,904   $     54,721,189
====================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $      113,991,792   $ 55,080,078   $     55,136,997
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                      (2,144,348)      (183,022)          (126,767)
   Undistributed net investment income (loss)                              65,509          2,648              2,291
   Accumulated net realized gain (loss) on
   investments, future contracts, options, and foreign
     currencies                                                        (2,602,205)    (5,014,800)          (291,332)
                                                               -----------------------------------------------------
   NET ASSETS                                                  $      109,310,748   $ 49,884,904   $     54,721,189
====================================================================================================================
LIMITED DURATION U.S. GOVERNMENT**
   Net assets                                                                 N/A            N/A   $     54,721,189
   Outstanding shares                                                         N/A            N/A          4,589,023
   Net asset value, offering & redemption price per
     share                                                                    N/A            N/A   $          11.92
====================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $      107,194,951   $ 48,202,221                N/A
   Outstanding shares                                                   9,225,371      3,947,371                N/A
   Net asset value, offering & redemption price per
      share                                                    $            11.62   $      12.21                N/A
====================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $          728,628   $    893,846                N/A
   Outstanding shares                                                      62,728         73,225                N/A
   Net asset value, offering & redemption price per
     share                                                     $            11.62   $      12.21                N/A
====================================================================================================================
C CLASS**
   Net assets                                                  $        1,290,421   $    778,222                N/A
   Outstanding shares                                                     111,219         63,633                N/A
   Net asset value, offering & redemption price per
     share(1)                                                  $            11.60   $      12.23                N/A
====================================================================================================================
A CLASS**
   Net assets                                                  $           96,748   $     10,615                N/A
   Outstanding shares                                                       8,345            870                N/A
   Net asset value, offering & redemption price per
     share                                                     $            11.59   $      12.20                N/A
   Public offering price per share                             $            12.17   $      12.81                N/A
====================================================================================================================
   *Investments, at Cost (Note 6)                              $      110,379,500   $ 50,438,705   $     54,965,213

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
96                      ANNUAL REPORT ~ DECEMBER 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2006

--------------------------------------------------------------------------------
                                                               U.S. GOVERNMENT
                                                                    MONEY
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $  1,102,344,263
   Repurchase agreements, at value                                  306,612,375
                                                               -----------------
   TOTAL INVESTMENTS*                                             1,408,956,638
   Cash                                                                       1
   Receivable for capital shares sold                                42,512,950
   Dividends and interest receivable                                  5,158,255
   Prepaid and other assets                                              28,157
                                                               -----------------
   TOTAL ASSETS                                                   1,456,656,001
                                                               -----------------
LIABILITIES:
   Distributions payable                                              5,653,238
   Payable for investment securities purchased                                -
   Payable for capital shares repurchased                             4,798,136
   Payable due to manager (Note 3)                                       92,247
   Money manager fee payable (Note 3)                                         -
   Director's fee payable                                                 1,982
   Payable for transfer agent fees (Note 3)                              93,808
   Payable for 12b-1 & administrative services fees (Note 3)              5,552
   Payable for futures contract settlement                              286,007
   Compliance                                                               512
   Accrued expenses and other liabilities                               260,368
                                                               -----------------
   TOTAL LIABILITIES                                                 11,191,850
                                                               -----------------
   NET ASSETS                                                  $  1,445,464,151
================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  1,445,789,016
   Undistributed net investment income (loss)                          (324,865)
                                                               -----------------
   NET ASSETS                                                  $  1,445,464,151
================================================================================
ADVISOR CLASS**
   Net assets                                                  $  1,433,079,833
   Outstanding shares                                             1,433,403,525
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
INVESTOR CLASS**
   Net assets                                                  $      9,286,457
   Outstanding shares                                                 9,288,069
   Net asset value, offering & redemption price per share                  1.00
================================================================================
C CLASS**
   Net assets                                                  $      2,808,056
   Outstanding shares                                                 2,808,551
   Net asset value, offering & redemption price per share(1)   $           1.00
================================================================================
A CLASS**
   Net assets                                                  $        289,805
   Outstanding shares                                                   289,869
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
   * Investments, at Cost (Note 6)                             $  1,408,956,638

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     97

                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                     INCOME              INCOME &          BALANCED
                                                                   ALLOCATION      GROWTH ALLOCATION      ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates at value (Note 2)                    $ 15,921,264       $ 32,052,007        $  93,574,244
   Repurchase agreements, at value                                   1,578,288          3,439,599            5,412,488
                                                                  -----------------------------------------------------
   TOTAL INVESTMENTS*                                               17,499,552         35,491,606           98,986,732
   Cash                                                                      -                  1                    -
   Receivable for capital shares sold                                   12,323             73,754              142,796
   Dividends and interest receivable                                    15,519             15,641               16,398
   Prepaid and other assets                                             21,852             22,333               23,939
                                                                  -----------------------------------------------------
   TOTAL ASSETS                                                     17,549,246         35,603,335           99,169,865
                                                                  -----------------------------------------------------
LIABILITIES:

   Payable for capital shares repurchased                              399,874          2,222,548               86,087
   Payable due to investment advisor (Note 3)                            1,481              2,948                8,198
   Payable for 12b-1 & administrative services fees (Note 3)             3,842             12,191               26,587
   Accrued expenses and other liabilities                               16,772             17,263               28,903
                                                                  -----------------------------------------------------
   TOTAL LIABILITIES                                                   421,969          2,254,950              149,775
                                                                  -----------------------------------------------------
   NET ASSETS                                                     $ 17,127,277       $ 33,348,385        $  99,020,090
=======================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                $ 17,475,405       $ 30,250,064        $  85,916,047
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                     (284,934)         3,235,399           13,451,317
   Undistributed net investment income (loss)                            7,536             10,327               22,107
   Accumulated net realized gain (loss) on investments,
     future contracts, options, and foreign currencies                 (70,730)          (147,405)            (369,381)
                                                                  -----------------------------------------------------
   NET ASSETS                                                     $ 17,127,277       $ 33,348,385        $  99,020,090
=======================================================================================================================
ADVISOR CLASS**
   Net assets                                                     $ 10,439,792       $ 15,922,849        $  53,958,348
   Outstanding shares                                                  703,325            978,792            3,147,226
   Net asset value, offering & redemption price per share         $      14.84       $      16.27        $       17.14
=======================================================================================================================
INVESTOR CLASS**
   Net assets                                                     $  3,036,942       $  5,262,625        $  12,969,595
   Outstanding shares                                                  204,749            323,668              756,940
   Net asset value, offering & redemption price per share         $      14.83       $      16.26        $       17.13
=======================================================================================================================
C CLASS**
   Net assets                                                     $  3,033,295       $ 10,375,571        $  21,272,059
   Outstanding shares                                                  204,789            639,992            1,243,512
   Net asset value, offering & redemption price per share(1)      $      14.81       $      16.21        $       17.11
=======================================================================================================================
A CLASS**
   Net assets                                                     $    617,248       $  1,787,340        $  10,820,088
   Outstanding shares                                                   41,603            109,989              631,713
   Net asset value, offering & redemption price per share         $      14.84       $      16.25        $       17.13
   Public offering price per share                                $      15.58       $      17.24        $       18.18
=======================================================================================================================
   *Investments , at Cost (Note 6)                                $ 17,784,486       $ 32,256,207        $  85,535,415

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
98                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                GROWTH & INCOME        GROWTH          AGGRESSIVE GROWTH
                                                                  ALLOCATION         ALLOCATION            ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in affiliates at value (Note 2)                   $   136,810,740     $ 126,432,022      $      65,543,208
  Repurchase agreements, at value                                     6,011,869         2,524,129                636,816
                                                                ---------------------------------------------------------
  TOTAL INVESTMENTS*                                                142,822,609       128,956,151             66,180,024
  Cash                                                                        -                 -                      -
  Receivable for capital shares sold                                    305,811            65,957                 75,429
  Dividends and interest receivable                                       7,118             1,020                    257
  Prepaid and other assets                                               25,108            25,501                 23,933
                                                                ---------------------------------------------------------
  TOTAL ASSETS                                                      143,160,646       129,048,629             66,279,643
                                                                ---------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                             8,396,701         3,013,025                  9,517
   Payable due to investment advisor (Note 3)                            11,975            10,854                  5,578
   Payable for 12b-1 & administrative services fees (Note 3)             53,260            44,354                 14,135
   Accrued expenses and other liabilities                                34,027            34,927                 18,489
                                                                ---------------------------------------------------------
   TOTAL LIABILITIES                                                  8,495,963         3,103,160                 47,719
                                                                ---------------------------------------------------------
   NET ASSETS                                                   $   134,664,683     $ 125,945,469      $      66,231,924
=========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                              $   112,058,613     $  98,874,829      $      51,006,632
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                    23,054,477        26,965,843             15,227,083
   Undistributed net investment income (loss)                             8,984            24,253                  6,035
   Accumulated net realized gain (loss) on investments,
     future contracts, options, and foreign currencies                 (457,391)           80,544                 (7,826)
                                                                ---------------------------------------------------------
   NET ASSETS                                                   $   134,664,683     $ 125,945,469      $      66,231,924
=========================================================================================================================
ADVISOR CLASS**
   Net assets                                                   $    54,429,859     $  51,585,555      $      37,715,913
   Outstanding shares                                                 3,112,072         2,833,548              2,004,836
   Net asset value, offering & redemption price per share       $         17.49     $       18.21      $           18.81
=========================================================================================================================
INVESTOR CLASS**
   Net assets                                                   $    11,165,873     $  15,282,482      $      11,517,947
   Outstanding shares                                                   639,170           840,170                625,338
   Net asset value, offering & redemption price per share       $         17.47     $       18.19      $           18.42
=========================================================================================================================
C CLASS**
   Net assets                                                   $    48,233,373     $  38,013,287      $       7,966,199
   Outstanding shares                                                 2,769,196         2,098,140                436,629
   Net asset value, offering & redemption price per  share(1)   $         17.42     $       18.12      $           18.24
=========================================================================================================================
A CLASS**
   Net assets                                                   $    20,835,578     $  21,064,145      $       9,031,865
   Outstanding shares                                                 1,194,376         1,157,723                484,045
   Net asset value, offering & redemption price per share       $         17.44     $       18.19      $           18.66
   Public offering price per share                              $         18.50     $       19.30      $           19.80
========================================================================================================================
   *Investments , at Cost (Note 6)                              $   119,768,132     $ 101,990,308      $      50,952,941

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE  SEE "NOTES TO  FINANCIAL  STATEMENTS"  FOR  FURTHER  INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     99

================================================================================
                            STATEMENTS OF OPERATIONS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                             SMALL TO      INTERNATIONAL
                                                            GROWTH           VALUE           MID CAP          EQUITY
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes
     of $4,920 for Small to Mid Cap Fund and
     $312,537 for International Equity Fund)            $   2,352,613    $   2,907,497    $   2,870,299    $   2,425,996
   Interest                                                    79,105          143,176          310,764          136,748
   Commission Recapture                                             -              977                -                -
                                                        -----------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                  2,431,718        3,051,650        3,181,063        2,562,744
                                                        -----------------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                   731,009          573,826        1,364,016          715,544
   Money managers fees (Note 3)                               731,009          318,792          795,676          593,133
   Transfer agent and administration fees (Note 3)            249,886          198,260          355,635          205,073
   Compliance (Note 3)                                              -              486              825              259
   Fund accounting fees                                        62,115           48,090           87,354           72,078
   Legal fees                                                  36,484           30,756           41,908           32,110
   Audit fees                                                  52,007           46,428           70,036           43,467
   Custodian fees                                              44,603           14,180           18,278          178,234
   Registration fees                                           22,614           15,510            4,195            4,521
   Directors fees                                               3,196            1,809            4,313            2,334
   Printing/postage expense                                    12,970            8,578           22,597           18,702
   Other expenses                                              10,093           10,739           13,950            7,040
   Distribution fees - Investor Class                               -            5,819           10,631            3,260
   Distribution fees - C Class                                 46,767           34,546           27,334           35,683
   Distribution fees - A Class                                  2,968            4,198            2,998            2,941
   Investor Class Only (Note 2 & 3):
      Administrative services fees                              5,145            5,510            8,973            3,723
                                                        -----------------------------------------------------------------
   GROSS EXPENSES                                           2,010,866        1,317,527        2,828,719        1,918,102
      Custody credits                                            (813)            (237)            (935)            (588)
                                                        -----------------------------------------------------------------
   NET EXPENSES                                             2,010,053        1,317,290        2,827,784        1,917,514
                                                        -----------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                               421,665        1,734,360          353,279          645,230
                                                        -----------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) :
   Net realized gain (loss) on:
      Investments                                           7,363,054        4,372,626       12,807,758       15,127,947
      Futures                                                       -          131,460          382,454                -
      Foreign exchange contracts                                    -                -                -            1,583
      Foreign currency                                              -                -                -        1,969,559
  Change in net unrealized appreciation (depreciation)
    of investments and other assets and liabilities         3,777,645       13,165,389       17,497,805       15,795,712
  Change in net unrealized appreciation (depreciation)
    of futures                                                      -           43,994            6,430               -
  Change in net unrealized appreciation (depreciation)
    of foreign currency                                             -                -                -        5,389,180
                                                        -----------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)               11,140,699       17,713,469       30,694,447       38,283,981
                                                        -----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS               $  11,562,364    $  19,447,829    $  31,047,726    $  38,929,211
=========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
100                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            STATEMENTS OF OPERATIONS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                  HIGH YIELD        INTERMEDIATE      SHORT-INTERMEDIATE
                                                                     BOND           FIXED-INCOME         FIXED-INCOME
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                     $          -       $          -        $         10,469
   Interest                                                         4,639,597          3,570,980               5,544,927
   Other Income                                                             -            407,010                 559,219
                                                                 --------------------------------------------------------
   TOTAL INVESTMENT INCOME                                          4,639,597          3,977,990               6,114,615
                                                                 --------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                           198,276            171,702                 362,201
   Money managers fees (Note 3)                                       137,692             52,031                 109,758
   Transfer agent and administration fees (Note 3)                     79,504             73,081                 152,190
   Compliance (Note 3)                                                      -                 41                     459
   Fund accounting fees                                                27,362             26,771                  53,561
   Legal fees                                                           9,395             10,917                  24,863
   Audit fees                                                          19,288             18,867                  39,966
   Custodian fees                                                      10,667              8,379                   6,812
   Registration fees                                                   10,506             11,068                  18,890
   Directors fees                                                         430                700                   1,298
   Printing/postage expense                                             3,460              3,132                   7,029
   Other expenses                                                       2,780              2,240                   6,897
   Distribution fees - Investor Class                                       -              3,711                   1,462
   Distribution fees - C Class                                         16,724             45,738                  14,592
   Distribution fees - A Class                                            414                114                     238
   Investor Class Only (Note 2 & 3):
      Administrative services fees                                          -              2,595                       -
                                                                 --------------------------------------------------------
   GROSS EXPENSES                                                     516,498            431,087                 800,216
      Custody credits                                                    (967)              (624)                 (1,887)
                                                                 --------------------------------------------------------
   NET EXPENSES                                                       515,531            430,463                 798,329
                                                                 --------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                     4,124,066          3,547,527               5,316,286
                                                                 --------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) :
   Net realized gain (loss) on:
      Investments                                                    (194,436)          (852,718)               (474,155)
   Change in net unrealized appreciation (depreciation)
     of investments and other assets and liabilities                1,873,062         (1,305,424)               (876,106)
                                                                 --------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                       1,678,626         (2,158,142)             (1,350,261)
                                                                 --------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                       $  5,802,692       $  1,389,385        $      3,966,025
=========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    101

================================================================================
                            STATEMENTS OF OPERATIONS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                          MORTGAGE       LIMITED DURATION    U.S. GOVERNMENT
                                                         SECURITIES      U.S. GOVERNMENT          MONEY
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                             $  5,415,872       $ 2,307,153        $   60,877,538
                                                        -----------------------------------------------------
   TOTAL INVESTMENT INCOME                                 5,415,872         2,307,153            60,877,538
                                                        -----------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                  371,833            65,103               997,541
   Money managers fees (Note 3)                              244,523           160,631                     -
   Transfer agent and administration fees (Note 3)           136,611            43,424               676,148
   Compliance (Note 3)                                           595               369                 7,038
   Fund accounting fees                                       76,020            29,205               390,651
   Legal fees                                                 35,150             6,811               178,042
   Audit fees                                                 53,681            20,797               349,318
   Custodian fees                                             95,980             7,897                37,657
   Registration fees                                           4,620            15,412                30,799
   Directors fees                                              1,547               121                19,606
   Printing/postage expense                                    6,271             2,152                56,679
   Shareholder services fees                                       -                 -             3,117,316
   Other expenses                                              9,573             1,768                67,880
   Distribution fees - Investor Class                          2,295                 -                29,150
   Distribution fees - C Class                                 8,891                 -                22,832
   Distribution fees - A Class                                   373                 -                   449
   Investor Class Only (Note 2 & 3):
     Administrative services fees                              1,671                 -                29,149
                                                        -----------------------------------------------------
   GROSS EXPENSES                                          1,049,634           353,690             6,010,255
      Custody credits                                         (2,276)               (1)                 (190)
      Management fees waived                                      -                 -                   (615)
                                                        -----------------------------------------------------
   NET EXPENSES                                            1,047,358           353,689             6,009,450
                                                        -----------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                            4,368,514         1,953,464            54,868,088
                                                        -----------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) :
   Net realized gain (loss) on:
      Investments                                         (4,274,545)          (71,070)                    -
      Futures                                                 79,844                 -                     -
      Written options                                         38,035                 -                     -
   Change in net unrealized appreciation (depreciation)
     of investments and other assets and liabilities       1,641,844           434,701                     -
   Change in net unrealized appreciation (depreciation)
     of futures                                               44,460                 -                     -
                                                        -----------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)             (2,470,362)          363,631                     -
                                                        -----------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS              $  1,898,152       $ 2,317,095        $   54,868,088
=============================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
102                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            STATEMENTS OF OPERATIONS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                           INCOME        INCOME & GROWTH      BALANCED
                                                         ALLOCATION        ALLOCATION        ALLOCATION
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment
     company shares                                     $    767,923       $ 1,105,186       $ 2,298,627
   Interest                                                   70,732           106,553           161,303
                                                        -------------------------------------------------
   TOTAL INVESTMENT INCOME                                   838,655         1,211,739         2,459,930
                                                        -------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                   16,402            32,513            84,251
   Compliance fees (Note 3)                                      106               211               554
   Transfer agent & administrative fees                          554             1,102             2,998
   Fund accounting fees                                        5,423            10,751            28,044
   Legal fees                                                  2,463             4,970            12,458
   Audit fees                                                  3,601             7,242            18,626
   Custodian fees                                                322               524               910
   Registration fees                                          24,925            26,606            29,932
   Directors fees                                                269               529             1,403
   Printing/postage expense                                    1,004             2,067             5,168
   Insurance expense                                             670             1,265             3,152
   Corporate expense                                           1,405             1,410             1,425
   Distribution fees - Investor Class                          7,981            10,523            33,196
   Distribution fees - C Class                                21,281            99,148           193,963
   Distribution fees - A Class                                 2,303            12,203            30,794
   Investor Class Only (Note 2 and 3):
     Administrative services fees                              7,981            10,015            31,803
                                                        -------------------------------------------------
   GROSS EXPENSES                                             96,690           221,079           478,677
      Less expenses paid directly by the Manager             (24,330)          (24,060)          (20,410)
      Custody credits                                             (9)             (103)               (9)
                                                        -------------------------------------------------
   NET EXPENSES                                               72,351           196,916           458,258
                                                        -------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                              766,304         1,014,823         2,001,672
                                                        -------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated
     investment company shares                               (61,702)         (141,317)         (356,620)
   Realized gain distributions from affiliated
     investment company shares                                 4,910             9,749            16,861
   Change in net unrealized appreciation
     (depreciation) of affiliated investments                (44,406)        1,593,526         7,031,261
                                                        -------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)               (101,198)        1,461,958         6,691,502
                                                        -------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS              $    665,106       $ 2,476,781       $ 8,693,174
=========================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    103

================================================================================
                            STATEMENTS OF OPERATIONS
                             AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                    GROWTH &             GROWTH         AGGRESSIVE GROWTH
                                                               INCOME ALLOCATION       ALLOCATION          ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares        $        2,920,351    $      1,687,580    $         368,549
   Interest                                                              183,972              87,296               31,168
                                                              ------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                             3,104,323           1,774,876              399,717
                                                              ------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                              126,160             115,103               56,295
   Compliance fees (Note 3)                                                  822                 754                  370
   Transfer agent & administrative fees                                    4,400               4,005                2,029
   Fund accounting fees                                                   41,840              38,237               22,252
   Legal fees                                                             18,800              17,136                8,299
   Audit fees                                                             28,118              25,638               12,306
   Custodian fees                                                          1,054               1,483                1,188
   Registration fees                                                      33,725              33,232               32,574
   Directors fees                                                          2,079               1,909                  940
   Printing/postage expense                                                8,398               8,819                4,614
   Insurance expense                                                       4,927               4,500                2,085
   Corporate expense                                                       1,439               1,435                1,416
   Distribution fees - Investor Class                                     24,017              41,959               30,957
   Distribution fees - C Class                                           429,447             323,377               68,338
   Distribution fees - A Class                                            82,140              72,679               25,377
   Investor Class Only (Note 2 and 3):
     Administrative services fees                                         21,706              38,214               29,689
                                                              ------------------------------------------------------------
   GROSS EXPENSES                                                        829,072             728,480              298,729
      Less expenses paid directly by the Advisor                         (19,442)            (22,045)             (31,767)
      Custody credits                                                          -                   -                  (11)
                                                              ------------------------------------------------------------
   NET EXPENSES                                                          809,630             706,435              266,951
                                                              ------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                        2,294,693           1,068,441              132,766
                                                              ------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated investment
      company shares                                                    (450,628)            150,574              226,153
   Realized gain distributions from affiliated investment
      company shares                                                      24,966               6,769                    -
   Change in net unrealized appreciation (depreciation) of
      affiliated investments                                          12,050,890          14,162,400            8,236,216
                                                              ------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                         11,625,228          14,319,743            8,462,369
                                                              ------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                    $       13,919,921    $     15,388,184    $       8,595,135
==========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
104                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    GROWTH                            VALUE
                                                        -----------------------------------------------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                        DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income/(loss)                         $     421,665    $     222,991    $   1,734,360    $   1,380,169
   Net realized gain/(loss) from investment
     transactions                                           7,363,054        9,202,466        4,504,086        8,218,506
   Change in unrealized net appreciation or
     depreciation of investments                            3,777,645         (702,299)      13,209,383       (3,399,220)
                                                        -----------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                             11,562,364        8,723,158       19,447,829        6,199,455

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                          (437,408)        (374,475)      (1,752,194)      (1,329,458)
      Investor Class                                           (3,228)          (3,750)         (21,153)         (25,849)
      C Class                                                       -                -          (16,479)         (11,688)
      A Class                                                    (852)            (242)         (13,379)         (10,676)
                                                        -----------------------------------------------------------------
   Total                                                     (441,488)        (378,467)      (1,803,205)      (1,377,671)
                                                        -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                           (441,488)        (378,467)      (1,803,205)      (1,377,671)
                                                        -----------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             56,527,493       36,519,243       21,711,651       29,526,132
   Reinvestment of distributions                               92,612          131,588          289,125          269,859
   Cost of redemptions                                    (21,971,792)     (23,639,331)     (21,636,538)     (19,221,930)
                                                        -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSATIONS                                     34,648,313       13,011,500          364,238       10,574,061
                                                        -----------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                 45,769,189       21,356,191       18,008,862       15,395,845

NET ASSETS:
   Beginning of period                                    140,655,445      119,299,254      116,085,118      100,689,273
                                                        -----------------------------------------------------------------
   End of period                                          186,424,634      140,655,445      134,093,980      116,085,118
=========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                  $      23,634    $      50,921    $         978    $      93,929

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    105

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SMALL TO MID CAP                INTERNATIONAL EQUITY
                                              -----------------------------------------------------------------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income/(loss)               $     353,279    $     181,308    $     645,230    $     833,387
   Net realized gain/(loss) from
     investment transactions                     13,190,212       28,104,077       17,099,089       27,182,081
   Change in unrealized net appreciation
     or depreciation of investments              17,504,235       (8,381,151)      21,184,892      (14,191,474)
                                              -----------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                   31,047,726       19,904,234       38,929,211       13,823,994

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (137,802)               -         (702,905)        (223,922)
      Investor Class                                      -                -           (1,667)               -
      C Class                                             -                -                -                -
      A Class                                             -                -           (2,654)               -
                                              -----------------------------------------------------------------
   Total                                           (137,802)               -         (707,226)        (223,922)
                                              -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (137,802)               -         (707,226)        (223,922)
                                              -----------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                  148,884,481       42,375,624       52,512,198       24,960,282
   Reinvestment of distributions                     50,977                -          150,265           31,754
   Cost of redemptions                          (46,129,653)     (70,050,007)     (35,048,543)     (25,390,088)
                                              -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSATIONS                          102,805,805      (27,674,383)      17,613,920         (398,052)
                                              -----------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS      133,715,729       (7,770,149)      55,835,905       13,202,020

NET ASSETS:
   Beginning of period                          162,583,220      170,353,369      104,258,871       91,056,851
                                              -----------------------------------------------------------------
   End of period                                296,298,949      162,583,220      160,094,776      104,258,871
===============================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $           -    $       6,631    $     103,182    $     378,471

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
106                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     HIGH YIELD BOND               INTERMEDIATE FIXED-INCOME
                                              -----------------------------------------------------------------
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income/(loss)               $   4,124,066    $   4,010,358    $   3,547,527    $   3,073,144
   Net realized gain/(loss) from
     investment transactions                       (194,436)      (1,017,103)        (852,718)        (646,004)
   Change in unrealized net appreciation
     or depreciation of investments               1,873,062       (1,795,519)      (1,305,424)        (381,999)
                                              -----------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                    5,802,692        1,197,736        1,389,385        2,045,141

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                              (3,994,590)      (3,857,971)      (3,156,639)      (3,082,149)
      Investor Class                                (38,553)         (47,704)         (99,401)         (75,433)
      C Class                                      (111,530)         (98,729)        (295,436)         (40,422)
      A Class                                       (11,904)         (12,376)          (3,222)          (2,259)
                                              -----------------------------------------------------------------
   Total                                         (4,156,577)      (4,016,780)      (3,554,698)      (3,200,263)
                                              -----------------------------------------------------------------

   Net realized gain
      Advisor Class                                       -                -                -         (174,951)
      Investor Class                                      -                -                -           (4,823)
      C Class                                             -                -                -           (2,627)
      A Class                                             -                -                -              (66)
                                              -----------------------------------------------------------------
   Total                                                  -                -                -         (182,467)
                                              -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS               (4,156,577)      (4,016,780)      (3,554,698)      (3,382,730)
                                              -----------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                   27,644,566       15,015,600       22,992,923       18,379,410
   Reinvestment of distributions                    649,068          569,268        1,586,614        1,084,762
   Cost of redemptions                          (20,039,789)     (14,541,867)     (38,049,046)     (12,832,646)
                                              -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSATIONS                            8,253,845        1,043,001      (13,469,509)       6,631,526
                                              -----------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS        9,899,960       (1,776,043)     (15,634,822)       5,293,937

NET ASSETS:
   Beginning of period                           52,491,158       54,267,201       58,731,021       53,437,084
                                              -----------------------------------------------------------------
   End of period                                 62,391,118       52,491,158       43,096,199       58,731,021
===============================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $      17,467    $      50,002    $      29,933    $      55,707

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    107

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SHORT-INTERMEDIATE FIXED-INCOME         MORTGAGE SECURITIES
                                                -----------------------------------------------------------------
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income/(loss)                 $   5,316,286    $   3,003,254    $   4,368,514    $   5,817,292
   Net realized gain/(loss) from
     investment transactions                         (474,155)        (498,325)      (4,156,666)         356,562
   Change in unrealized net appreciation
     or depreciation of investments                  (876,106)        (762,780)       1,686,304       (3,036,505)
                                                -----------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      3,966,025        1,742,149        1,898,152        3,137,349

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (5,321,459)      (3,000,441)      (4,396,119)      (5,951,534)
      Investor Class                                  (40,142)         (63,926)         (38,652)         (39,545)
      C Class                                         (53,373)        (134,196)         (31,765)         (41,454)
      A Class                                          (4,656)            (855)          (6,673)          (4,012)
                                                -----------------------------------------------------------------
   Total                                           (5,419,630)      (3,199,418)      (4,473,209)      (6,036,545)
                                                -----------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -                -         (283,767)        (499,600)
      Investor Class                                        -                -           (5,285)          (3,462)
      C Class                                               -                -           (4,584)          (4,807)
      A Class                                               -                -             (963)            (445)
                                                -----------------------------------------------------------------
   Total                                                    -                          (294,599)        (508,314)
                                                -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (5,419,630)      (3,199,418)      (4,767,808)      (6,544,859)
                                                -----------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     41,297,730       44,491,497       11,033,490       16,456,137
   Reinvestment of distributions                      598,428          534,037        1,081,848        1,020,825
   Cost of redemptions                            (32,524,900)     (16,111,360)    (120,193,478)     (19,461,412)
                                                -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSATIONS                              9,371,258       28,914,174     (108,078,140)      (1,984,450)
                                                -----------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS          7,917,653       27,456,905     (110,947,796)      (5,391,960)

NET ASSETS:
   Beginning of period                            101,393,095       73,936,190      160,832,700      166,224,660
                                                -----------------------------------------------------------------
   End of period                                  109,310,748      101,393,095       49,884,904      160,832,700
=================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)   $      65,509    $      55,998    $       2,648    $      99,068

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
108                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  LIMITED DURATION U.S. GOVT.          U.S. GOVERNMENT MONEY
                                                ---------------------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                DEC. 31, 2006    DEC. 31, 2005     DEC. 31, 2006      DEC. 31, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income/(loss)                 $   1,953,464    $   1,578,448    $    54,868,088    $    32,142,088
   Net realized gain/(loss) from
     investment transactions                          (71,070)         (11,437)                 -                  -
   Change in unrealized net appreciation
     or depreciation of investments                   434,701         (385,796)                 -                  -
                                                ---------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      2,317,095        1,181,215         54,868,088         32,142,088

DISTRIBUTIONS FROM:
   Net investment income
     Limited Duration U.S. Government Fund         (2,075,569)      (1,641,964)               N/A                N/A
     U.S. Government Money Fund
        Advisor Class                                     n/a              n/a        (54,392,636)       (32,069,785)
        Investor Class                                    n/a              n/a           (454,489)          (291,745)
        C Class                                           n/a              n/a            (78,247)           (36,213)
        A Class                                           n/a              n/a             (8,949)            (2,977)
                                                ---------------------------------------------------------------------
   Total                                           (2,075,569)      (1,641,964)       (54,934,321)       (32,400,720)
                                                ---------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (2,075,569)      (1,641,964)       (54,934,321)       (32,400,720)
                                                ---------------------------------------------------------------------

   CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                      7,251,707       13,838,178      3,733,422,810      3,498,944,204
   Reinvestment of distributions                       38,701           40,106          1,084,183          1,036,321
   Cost of redemptions                            (10,950,358)     (14,241,383)    (3,563,775,940)    (3,499,712,979)
                                                ---------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSATIONS                             (3,659,950)        (363,099)       170,731,053            267,546
                                                ---------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS         (3,418,424)        (823,848)       170,664,820              8,914

NET ASSETS:
   Beginning of period                             58,139,613       58,963,461      1,274,799,331      1,274,790,417
                                                ---------------------------------------------------------------------
   End of period                                   54,721,189       58,139,613      1,445,464,151      1,274,799,331
=====================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)   $       2,291    $      10,113    $      (324,865)   $      (258,632)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    109

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             INCOME ALLOCATION          INCOME & GROWTH ALLOCATION
                                                       --------------------------------------------------------------
                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       DEC. 31, 2006   DEC. 31, 2005   DEC. 31, 2006   DEC. 31, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                               $     766,304   $     516,700   $   1,014,823   $     710,856
   Net realized gain (loss) on sales and gain
     distributions of investment company shares              (56,792)         (2,513)       (131,568)         36,198
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities         (44,406)       (217,577)      1,593,526         347,288
                                                       --------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                   665,106         296,610       2,476,781       1,094,342

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                         (498,191)       (321,080)       (526,863)       (391,770)
      Investor Class                                        (142,146)       (121,572)       (132,809)        (73,677)
      C share Class                                          (85,969)        (41,145)       (253,672)       (163,869)
      A share Class                                          (43,612)        (28,341)       (111,224)        (76,970)
                                                       --------------------------------------------------------------
   Total                                                    (769,918)       (512,138)     (1,024,568)       (706,286)

   Net realized gain
      Advisor Class                                                -          (4,220)        (13,647)         (7,663)
      Investor Class                                               -          (1,868)         (4,397)         (1,597)
      C share Class                                                -            (743)         (8,858)         (5,076)
      A share Class                                                -            (360)         (3,263)         (1,861)
                                                       --------------------------------------------------------------
   Total                                                           -          (7,191)        (30,165)        (16,197)
                                                       --------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                          (769,918)       (519,329)     (1,054,733)       (722,483)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             8,974,459       5,393,244      12,623,438      11,651,665
   Reinvestment of distributions                             466,843         296,538         762,417         480,753
   Cost of redemptions                                    (6,288,575)     (4,173,406)    (10,769,040)     (9,264,777)
                                                       --------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                                    3,152,727       1,516,376       2,616,815       2,867,641
                                                       --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,047,915       1,293,657       4,038,863       3,239,500

NET ASSETS:
   Beginning of period                                    14,079,362      12,785,705      29,309,522      26,070,022
                                                       --------------------------------------------------------------
   End of period                                          17,127,277      14,079,362      33,348,385      29,309,522
=====================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                 $       7,536   $       5,763   $      10,327   $      10,321

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
110                      ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            BALANCED ALLOCATION            GROWTH & INCOME ALLOCATION
                                                       -----------------------------------------------------------------
                                                        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                       DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income                               $   2,001,672    $   1,186,192    $   2,294,693    $   1,500,277
   Net realized gain (loss) on sales and gain
     distributions of investment company shares             (339,759)          15,886         (425,662)          29,555
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities       7,031,261        2,215,631       12,050,890        4,349,460
                                                       -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 8,693,174        3,417,709       13,919,921        5,879,292

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                       (1,171,597)        (717,894)      (1,132,508)        (826,083)
      Investor Class                                        (296,268)        (179,320)        (176,296)        (101,275)
      C share Class                                         (339,213)        (188,439)        (563,150)        (314,120)
      A share Class                                         (215,247)        (106,995)        (459,362)        (262,415)
                                                       -----------------------------------------------------------------
   Total                                                  (2,022,325)      (1,192,648)      (2,331,316)      (1,503,893)
                                                       -----------------------------------------------------------------
   Net realized gain
      Advisor Class                                             (190)               -             (511)         (21,361)
      Investor Class                                             (46)               -             (104)          (3,416)
      C share Class                                              (76)               -             (455)         (16,163)
      A share Class                                              (39)               -             (273)          (8,314)
                                                       -----------------------------------------------------------------
   Total                                                        (351)               -           (1,343)         (49,254)
                                                       -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                        (2,022,676)      (1,192,648)      (2,332,659)      (1,553,147)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                            42,142,100       29,887,454       40,488,583       44,498,307
   Reinvestment of distributions                           1,654,515          972,728        2,042,089        1,373,093
   Cost of redemptions                                   (22,198,605)     (13,453,204)     (30,031,063)     (14,131,647)
                                                       -----------------------------------------------------------------
   NET INCREASE FROM CAPITAL SHARE
     TRANSACTIONS                                         21,598,010       17,406,978       12,499,609       31,739,753
                                                       -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                28,268,508       19,632,039       24,086,871       36,065,898

NET ASSETS:
   Beginning of period                                    70,751,582       51,119,543      110,577,812       74,511,914
                                                       -----------------------------------------------------------------
   End of period                                          99,020,090       70,751,582      134,664,683      110,577,812
========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                 $      22,107    $      25,902    $       8,984    $      20,641

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    111

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             GROWTH ALLOCATION            AGGRESSIVE GROWTH ALLOCATION
                                                       -----------------------------------------------------------------
                                                         YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                       DEC. 31, 2006    DEC. 31, 2005    DEC. 31, 2006    DEC. 31, 2005
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                        $   1,068,441    $     748,348    $     132,766    $      35,368
   Net realized gain (loss) on sales and gain
     distributions of investment company shares              157,343            9,791          226,153           20,923
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities      14,162,400        5,556,548        8,236,216        3,314,335
                                                       -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                15,388,184        6,314,687        8,595,135        3,370,626

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                         (607,793)        (435,122)        (107,510)         (27,085)
      Investor Class                                        (136,228)         (92,413)         (12,552)          (3,768)
      C share Class                                         (122,497)         (67,725)               -                -
      A share Class                                         (202,023)        (151,169)         (12,947)          (2,396)
                                                       -----------------------------------------------------------------
   Total                                                  (1,068,541)        (746,429)        (133,009)         (33,249)
                                                       -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                        (1,068,541)        (746,429)        (133,009)         (33,249)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                            38,858,976       39,231,368       25,902,493       16,603,135
   Reinvestment of distributions                             979,552          693,138          116,959           30,930
   Cost of redemptions                                   (28,377,847)     (12,415,497)     (13,561,250)      (5,880,486)
                                                       -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                                   11,460,681       27,509,009       12,458,202       10,753,579
                                                       -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                25,780,324       33,077,267       20,920,328       14,090,956

NET ASSETS:
   Beginning of period                                   100,165,145       67,087,878       45,311,596       31,220,640
                                                       -----------------------------------------------------------------
   End of period                                         125,945,469      100,165,145       66,231,924       45,311,596
========================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME                    $      24,253    $      17,584    $       6,035    $       6,278

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
112                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
1. ORGANIZATION  |
------------------ Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten
Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Limited Duration Fund offers one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
------------------------------------ The  following is a summary of  significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly.

o     SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

      The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.

      An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    113

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

o     SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

o     FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

      The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

o     OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

o     FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each

--------------------------------------------------------------------------------
114                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

o     FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    115

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

o     REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities - generally securities of the U.S. Government, its agencies or instrumentalities - subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. Set forth below is the collateral for each Fund's Repurchase Agreement(s) on December 31, 2006:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COLLATERAL
                                           -----------------------------------------------------------------------------------------
                                                                                INTEREST RATE       MATURITY DATE
                            ISSUER OF                                             (RANGE OF           (RANGE OF
                           REPURCHASE                                              INTEREST           MATURITY            MARKET
FUND                        AGREEMENT           ISSUER(S)            PAR            RATES)             DATES)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Growth                  Fifth Third Bank          FHLB          $   1,298,000       5.30%             06/20/08         $   1,298,689
Value                   Fifth Third Bank          FHLB                217,000       5.30%             06/20/08               217,115
Small to Mid Cap        Fifth Third Bank          FHLB              4,723,000       5.30%             06/20/08             4,725,506
International Equity    Fifth Third Bank          FHLB              1,094,000       5.30%             06/20/08             1,094,580
High Yield Bond         Fifth Third Bank          FHLB                823,000       5.30%             06/20/08               823,437
Intermediate
   Fixed-Income         Fifth Third Bank          FHLB              2,727,000       5.30%             06/20/08             2,728,447
Short-Intermediate
   Fixed-Income         Fifth Third Bank          FHLB              5,544,000       5.30%             06/20/08             5,546,941
Mortgage Securities     Fifth Third Bank          FHLB             13,143,000       5.30%             06/20/08            13,149,973
Limited Duration
   U.S. Government      Fifth Third Bank          FHLB              2,885,000       5.30%             06/20/08             2,886,531
U.S. Government
   Money                Fifth Third Bank          FHLB             42,839,000       5.30%             06/20/08            42,861,728
                        Morgan Stanley         FNMA, FHLB,        268,830,000     2.375%-           1/24/2007-           270,526,506
                                                  FHLMC                             6.00%            7/18/2016
Income Allocation       Fifth Third Bank          FHLB              1,625,000       5.30%             06/20/08             1,625,862
Income & Growth
   Allocation           Fifth Third Bank          FHLB              3,541,000       5.30%             06/20/08             3,542,879
Balanced Allocation     Fifth Third Bank          FHLB              5,572,000       5.30%             06/20/08             5,574,956
Growth & Income
   Allocation           Fifth Third Bank          FHLB              6,189,000       5.30%             06/20/08             6,192,284
Growth Allocation       Fifth Third Bank          FHLB              2,599,000       5.30%             06/20/08             2,600,379
Aggressive Growth
   Allocation           Fifth Third Bank          FHLB                656,000       5.30%             06/20/08               656,348
====================================================================================================================================

--------------------------------------------------------------------------------
116                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

o     DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Limited Duration Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

o     FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing substantially all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

o     OTHER EXPENSES

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

o     RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2006, is detailed in the Schedules of Investments, as applicable.

o     COMMISSION RECAPTURE

Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

o     CUSTODY CREDITS

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.

o     REDEMPTION FEES

Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    117

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

      Total redemption fees paid during the year ended December 31, 2006 and the year ended December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                               YEAR ENDED          YEAR ENDED
FUND                                       DECEMBER 31, 2006   DECEMBER 31, 2005
--------------------------------------------------------------------------------
Growth                                     $           1,106   $           1,270
Value                                                     80                   -
Small to Mid                                          11,367               1,711
International Equity                                     835               2,609
High Yield Bond                                        1,207                 104
================================================================================

o     NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, Financial Accounting Standards Board Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

      In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.
================================================================================
3.    RELATED PARTY TRANSACTIONS  |
-----------------------------------

o     MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital").

      Accessor Capital's general partner is Accessor Capital Corporation, a Washington corporation, whose majority shareholder is J. Anthony Whatley III; Accessor Capital's limited partner is Zions Investment Management, Inc., a Utah corporation and wholly owned subsidiary of Zions First National Bank, N.A., a wholly owned subsidiary of Zions Bancorporation. Accessor Capital provides general management and investment advisory services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are accrued daily and paid monthly based on the following annualized rates calculated on the average daily net assets aggregated across all the classes of each Fund.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                             0.45%
Value                                                              0.45
Small to Mid Cap                                                   0.60
International Equity                                               0.55
High Yield Bond                                                    0.36
Intermediate Fixed-Income                                          0.33
Short-Intermediate Fixed-Income                                    0.33
Mortgage Securities                                                0.36
Limited Duration U.S. Government                                   0.12
U.S. Government Money                                              0.08
Income Allocation                                                  0.10
Income & Growth Allocation                                         0.10
Balanced Allocation                                                0.10
Growth & Income Allocation                                         0.10
Growth Allocation                                                  0.10
Aggressive Growth Allocation                                       0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor

--------------------------------------------------------------------------------
118                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

Allocation Funds. Accessor Capital contractually agreed to pay these expenses beginning January 14, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund exceeded 0.20% annually (not including distribution and service fees and administrative services fees). The Underlying Funds paid none of the expenses incurred by the Allocation Funds for the year ended December 31, 2006. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

o     MONEY MANAGERS

Each Fund (other than the Money Fund and the Accessor Allocation Funds) is sub-advised by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. In 2006, the Money Managers received a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid quarterly.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                            ANNUAL FEE
--------------------------------------------------------------------------------
Growth                                    0.45%
Value                                     0.25%
Small to Mid Cap                          0.35%
International Equity                      0.50% of the first $50,000,000
                                          0.45% of the next $50,000,000
                                          0.40% above $100,000,000
High Yield Bond                           0.25%
Intermediate Fixed-Income                 0.10%
Short-Intermediate Fixed-Income           0.10%
Mortgage Securities                       0.25% of the first $100,000,000
                                          0.20% of the next $100,000,000
                                          0.15% above $200,000,000
Limited Duration U.S. Government          0.35% on the first $25,000,000
                                          0.25% on the next $75,000,000
                                          0.20% on all assets above $100,000,000
================================================================================

o     DISTRIBUTION AND SERVICE PLANS

Accessor Funds has adopted Distribution and Service Plans (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

      The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. The Limited Duration Fund does not currently have a class of shares that pays a 12b-1 fee.

o     DISTRIBUTOR

Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

      Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    119

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Accessor Capital.

o     DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended, to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

o     OTHER COMPENSATION TO DEALERS

The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Funds' shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The Distributor determines the intermediaries to whom payments may be made. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

      Accessor Capital may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. Accessor Capital determines the intermediaries to whom payments may be made. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

o     ACM ADMINISTRATIVE PLAN

Accessor Funds has adopted the ACM Administrative Plan (formerly the Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

o     ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund that has Investor Class Shares. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

o     TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

--------------------------------------------------------------------------------
120                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

o     DIRECTOR AND OFFICER FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are also directors, officers or employees of Accessor Capital or its affiliates, except as noted below. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

o     OTHER

The Funds' Chief Compliance Officer is employed by Accessor Capital. The Accessor Funds pay an allocated portion of the Chief Compliance Officer's compensation and other related expenses subject to approval of the Board of Directors.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    121

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
-------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                     ADVISOR CLASS               INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,156,371   $  53,039,235     31,554   $    772,109     95,931   $  2,341,538    14,918   $    373,505
Reinvested          3,485          89,681         82          2,098          -              -        32            833
Redeemed         (753,892)    (18,849,841)   (53,405)    (1,295,836)   (58,593)    (1,430,150)  (15,442)      (395,965)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,405,964   $  34,279,075    (21,769)  $   (521,629)    37,338   $    911,388      (492)  $    (21,627)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,452,395   $  33,520,900     32,628   $    745,254     68,476   $  1,582,029    28,855   $    671,060
Reinvested          5,590         127,784        158          3,562          -              -        11            242
Redeemed         (923,785)    (21,592,364)   (39,684)      (909,038)   (44,040)    (1,000,442)   (5,887)      (138,757)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      534,200   $  12,056,320     (6,898)  $   (160,222)    24,436   $    581,587    22,979   $    532,545

=======================================================================================================================
VALUE FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        910,696   $  19,809,360     15,025   $    334,326     59,291   $  1,306,604    11,737   $    261,281
Reinvested         11,251         251,147        629         14,043        469         10,556       598         13,379
Redeemed         (816,521)    (18,072,269)   (40,828)      (900,781)   (58,552)    (1,282,435)  (58,253)    (1,381,053)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      105,426   $   1,988,238    (25,174)  $   (552,412)     1,208   $     34,725   (45,918)  $ (1,106,393)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,365,351   $  27,472,260     33,163   $    669,556     50,611   $  1,019,371    17,877   $    364,945
Reinvested         11,379         229,213      1,111         22,375        382          7,595       532         10,676
Redeemed         (867,379)    (17,217,221)   (35,911)      (730,337)   (43,598)      (877,937)  (19,811)      (396,435)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      509,351   $  10,484,252     (1,637)  $    (38,406)     7,395   $    149,029    (1,402)  $    (20,814)

=======================================================================================================================
SMALL TO MID CAP FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      4,898,885   $ 145,349,962     60,300   $  1,775,273     46,059   $  1,349,365    13,427   $    398,514
Reinvested          1,720          50,977          -              -          -              -         -              -
Redeemed       (1,412,865)    (42,335,693)   (65,667)    (1,905,807)   (35,541)    (1,032,944)  (27,415)      (855,209)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    3,487,740   $ 103,065,246     (5,367)  $   (130,534)    10,518   $    316,421   (13,988)  $   (456,695)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,503,566   $  39,025,124     80,172   $  1,961,913     41,809   $  1,081,212    11,586   $    307,375
Reinvested              -               -          -              -          -              -         -              -
Redeemed       (2,564,809)    (66,735,328)   (73,375)    (1,878,029)   (45,856)    (1,136,925)  (11,462)      (301,436)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (1,061,243)  $ (27,710,204)     6,797   $     83,884     (4,047)  $    (55,713)      124   $      5,939

--------------------------------------------------------------------------------
122                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                      ADVISOR CLASS              INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,522,735   $  48,813,413     32,551   $    618,067    126,570   $  2,452,403    31,043   $    627,480
Reinvested          6,482         146,501         51          1,110          -              -       118          2,654
Redeemed       (1,667,207)    (33,108,372)   (25,591)      (500,662)   (39,679)      (762,866)  (30,309)      (676,643)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      862,010   $  15,851,542      7,011   $    118,515     86,891   $  1,689,537       852   $    (46,509)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,513,609   $  23,213,943     21,365   $    324,069     74,783   $  1,140,923    17,743   $    281,347
Reinvested          1,840          31,754          -              -          -              -         -              -
Redeemed       (1,513,031)    (24,009,174)   (28,551)      (434,939)   (50,264)      (769,028)  (11,327)      (179,694)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        2,418   $    (763,477)    (7,186)  $   (110,870)    24,519   $    371,895     6,416   $    101,653

=======================================================================================================================
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,491,763   $  26,632,102     20,774   $    224,205     60,037   $    646,232    12,928   $    140,820
Reinvested         52,575         564,324      1,818         19,501      5,656         60,604       432          4,639
Redeemed       (1,790,528)    (19,166,305)   (21,237)      (227,944)   (47,643)      (509,148)  (12,435)      (136,392)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      753,810   $   8,030,121      1,355   $     15,762     18,050   $    197,688       925   $      9,067

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,245,985   $  13,662,981     64,577   $    707,575     49,957   $    551,069     8,389   $     93,975
Reinvested         43,073         470,008      3,755         41,302      4,576         49,960       731          7,998
               (1,101,400)    (12,045,225)  (137,395)    (1,519,523)   (79,697)      (892,866)   (7,684)       (84,357)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      187,658   $   2,087,764    (69,063)  $   (770,646)   (25,164)  $   (291,837)    1,436   $     17,616

=======================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      1,459,917   $  16,555,900     37,877   $    428,057    513,479   $  5,912,392     8,536   $     96,574
Reinvested        111,613       1,259,269      6,797         76,627     21,957        247,496       286          3,222
Redeemed       (3,175,227)    (35,859,057)   (31,528)      (360,810)  (152,137)    (1,710,676)  (10,561)      (118,503)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (1,603,697)  $ (18,043,888)    13,146   $    143,874    383,299   $  4,449,212    (1,739)  $    (18,707)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,452,620   $  17,122,340     74,104   $    871,189     24,671   $    291,376     8,009   $     94,505
Reinvested         85,713       1,009,114      5,656         66,570        571          6,755       198          2,323
Redeemed       (1,028,193)    (12,079,723)   (28,766)      (337,240)   (25,211)      (297,770)   (9,926)      (117,913)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      510,140   $   6,051,731     50,994   $    600,519         31   $        361    (1,719)  $    (21,085)

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    123

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                     ADVISOR CLASS              INVESTOR CLASS                C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      3,488,238   $  40,811,602      9,460   $    110,174     25,759   $    301,063     6,374   $     74,891
Reinvested         49,792         578,684      1,058         12,291        241          2,797       402          4,656
Redeemed       (2,468,258)    (28,698,332)   (55,041)      (643,003)  (270,284)    (3,179,152)     (380)        (4,413)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,069,772   $  12,691,954    (44,523)  $   (520,538)  (244,284)  $ (2,875,292)    6,396   $     75,134

YEAR ENDED DECEMBER 31, 2005
Subscribed      3,569,361   $  42,196,420     60,875   $    721,754    132,484   $  1,570,900       204   $      2,423
Reinvested         33,908         401,217      3,800         44,987      7,357         86,978        72            855
Redeemed       (1,155,510)    (13,716,617)  (101,833)    (1,208,095)  (100,258)    (1,184,916)     (146)        (1,732)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    2,447,759   $  28,881,020    (37,158)  $   (441,354)    39,583   $    472,962       130   $      1,546

=======================================================================================================================
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        872,180   $  10,725,035     11,500   $    140,795     12,003   $    146,555     1,717   $     21,105
Reinvested         85,596       1,043,873      1,658         20,216        828         10,124       627          7,635
Redeemed       (9,768,686)   (118,778,755)   (29,676)      (366,557)   (71,938)      (888,671)  (13,078)      (159,495)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (8,810,910)  $(107,009,847)   (16,518)  $   (205,546)   (59,107)  $   (731,992)  (10,734)  $   (130,755)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,202,685   $  15,097,907     34,618   $    432,091     66,416   $    838,889     6,933   $     87,250
Reinvested         76,511         956,702      2,960         37,057      1,806         22,609       357          4,457
Redeemed       (1,478,663)    (18,562,916)   (44,760)      (560,398)   (25,627)      (321,884)   (1,296)       (16,247)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     (199,467)  $  (2,508,307)    (7,182)  $    (91,250)    42,595   $    539,614     5,994   $     75,460

=======================================================================================================================
LIMITED DURATION U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------
FUND             SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Subscribed        609,535   $   7,251,707
Reinvested          3,258          38,701
Redeemed         (921,446)    (10,950,358)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     (308,653)  $  (3,659,950)

YEAR ENDED DECEMBER 31, 2005
Subscribed      1,159,617   $  13,838,178
Reinvested          3,368          40,106
Redeemed       (1,194,009)    (14,241,383)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      (31,024)  $    (363,099)

--------------------------------------------------------------------------------
124                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                         ADVISOR CLASS                  INVESTOR CLASS                  C CLASS                  A CLASS
               ------------------------------------------------------------------------------------------------------------------
FUND               SHARES            AMOUNT          SHARES        AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      3,668,432,937   $ 3,668,432,937    61,141,681   $ 61,141,681    3,132,082   $ 3,132,079    716,113   $   716,113
Reinvested            764,300           764,307       236,026        236,026       74,858        74,861      8,989         8,989
Redeemed       (3,502,372,153)   (3,502,372,153)  (58,447,012)   (58,447,012)  (2,412,925)   (2,412,925)  (543,850)     (543,850)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      166,825,084   $   166,825,091     2,930,695   $  2,930,695      794,015   $   794,015    181,252   $   181,252

YEAR ENDED DECEMBER 31, 2005
Subscribed      3,480,050,113   $ 3,480,050,113    16,305,343   $ 16,305,343    2,175,915   $ 2,175,915    412,050   $   412,050
Reinvested            710,686           710,686       286,370        286,591       35,728        35,728      3,016         3,016
Redeemed       (3,474,247,622)   (3,474,247,822)  (22,923,682)   (22,923,682)  (2,186,337)   (2,186,337)  (355,138)     (355,138)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        6,513,177   $     6,513,177    (6,331,969)  $ (6,331,648)      25,306   $    25,306     59,928   $    59,928

=================================================================================================================================
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed            372,883   $     5,546,628        82,729   $  1,229,415      124,668   $ 1,848,103     23,587   $   350,313
Reinvested             15,699           232,368         9,393        138,930        4,353        64,333      2,110        31,212
Redeemed             (248,658)       (3,687,950)     (115,044)    (1,707,464)     (27,918)     (413,498)   (32,333)     (479,663)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          139,924   $     2,091,046       (22,922)  $   (339,119)     101,103   $ 1,498,938     (6,636)  $   (98,138)

YEAR ENDED DECEMBER 31, 2005
Subscribed            183,382   $     2,766,432        89,590   $  1,348,798       54,013   $   811,631     30,866   $   466,383
Reinvested              8,431           126,584         7,872        118,159        2,111        31,653      1,342        20,142
Redeemed             (116,727)       (1,756,222)      (85,128)    (1,278,989)     (53,335)     (803,860)   (22,251)     (334,335)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)           75,086   $     1,136,794        12,334   $    187,968        2,789   $    39,424      9,957   $   152,190

=================================================================================================================================
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed            316,395   $     5,026,454       219,053   $  3,472,449      202,664   $ 3,187,029     59,394   $   937,506
Reinvested             16,649           263,390         8,669        137,110       16,255       256,260      6,683       105,657
Redeemed             (271,167)       (4,299,318)      (80,060)    (1,257,351)    (149,655)   (2,356,322)  (177,036)   (2,856,049)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)           61,877   $       990,526       147,662   $  2,352,208       69,264   $ 1,086,967   (110,959)  $(1,812,886)

YEAR ENDED DECEMBER 31, 2005
Subscribed            296,590   $     4,558,279        95,997   $  1,473,831      273,219   $ 4,169,643     94,600   $ 1,449,912
Reinvested             11,393           174,773         4,914         75,299       10,421       159,259      4,659        71,422
Redeemed             (196,232)       (3,020,085)     (224,306)    (3,433,149)    (153,522)   (2,348,892)   (30,041)     (462,651)
               ------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          111,751   $     1,712,967      (123,395)  $ (1,884,019)     130,118   $ 1,980,010     69,218   $ 1,058,683

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    125

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                      ADVISOR CLASS              INVESTOR CLASS                 C CLASS                    A CLASS
                -------------------------------------------------------------------------------------------------------------
FUND             SHARES       AMOUNT          SHARES       AMOUNT        SHARES       AMOUNT          SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed       1,485,108  $ 24,276,320      339,960  $  5,551,126      430,925  $   6,984,302       327,673  $   5,330,352
Reinvested          50,983       837,382       18,080       295,886       20,152        329,761        11,682        191,486
Redeemed          (635,316)  (10,335,607)    (366,866)   (6,005,084)    (244,855)    (3,998,759)     (113,893)    (1,859,155)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       900,775  $ 14,778,095       (8,826) $   (158,072)     206,222  $   3,315,304       225,462  $   3,662,683

YEAR ENDED DECEMBER 31, 2005
Subscribed         864,260  $ 13,326,527      452,701  $  7,007,084      412,840  $   6,360,042       207,732  $   3,193,801
Reinvested          33,162       512,083       11,522       178,278       11,943        184,176         6,360         98,191
Redeemed          (444,413)   (6,869,881)    (167,975)   (2,614,897)    (162,449)    (2,502,921)      (95,156)    (1,465,505)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       453,009  $  6,968,729      296,248  $  4,570,465      262,334  $   4,041,297       118,936  $   1,826,487

=============================================================================================================================
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed         822,435  $ 13,570,339      269,768  $  4,456,985      761,414  $  12,522,626       598,859  $   9,938,633
Reinvested          53,130       887,025       10,560       176,316       32,708        545,449        25,926        433,299
Redeemed          (637,090)  (10,428,883)    (114,123)   (1,897,812)    (351,982)    (5,790,654)     (693,765)   (11,913,714)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       238,475  $  4,028,481      166,205  $  2,735,489      442,140  $   7,277,421       (68,980) $  (1,541,782)

YEAR ENDED DECEMBER 31, 2005
Subscribed         986,248  $ 15,144,143      233,061  $  3,627,146    1,022,001  $  15,702,477       648,324  $  10,024,541
Reinvested          44,916       695,214        6,724       104,154       20,677        319,163        16,432        254,562
Redeemed          (385,174)   (5,972,904)    (182,371)   (2,844,298)    (226,215)    (3,489,473)     (118,393)    (1,824,972)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       645,990  $  9,866,453       57,414  $    887,002      816,463  $  12,532,167       546,363  $   8,454,131

=============================================================================================================================
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed         750,108  $ 12,642,214      384,680  $  6,465,955      723,594  $  12,140,812       450,310  $   7,609,995
Reinvested          31,220       537,472        7,892       135,298        6,889        119,742        10,833        187,040
Redeemed          (376,382)   (6,424,340)    (446,973)   (7,809,887)    (275,462)    (4,658,866)     (553,501)    (9,484,754)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       404,946  $  6,755,346      (54,401) $ (1,208,634)     455,021  $   7,601,688       (92,358) $  (1,687,719)

YEAR ENDED DECEMBER 31, 2005
Subscribed         736,722  $ 11,353,838      465,212  $  7,224,762      777,344  $  11,849,974       574,583  $   8,802,794
Reinvested          25,224       389,362        5,975        92,333        4,355         66,202         9,401        145,241
Redeemed          (351,470)   (5,403,937)    (219,132)   (3,353,118)    (152,232)    (2,336,173)      (84,442)    (1,322,269)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       410,476  $  6,339,263      252,055  $  3,963,977      629,467  $   9,580,003       499,542  $   7,625,766

--------------------------------------------------------------------------------
126                    ANNUAL REPORT ~ DECEMBER  31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                    ADVISOR CLASS                INVESTOR CLASS                C CLASS                     A CLASS
                -------------------------------------------------------------------------------------------------------------
FUND             SHARES        AMOUNT         SHARES       AMOUNT        SHARES       AMOUNT          SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed         935,008  $ 15,886,390      252,815  $  4,296,776      162,880  $   2,723,695       175,613  $   2,995,632
Reinvested           5,010        93,099          674        12,467            -              -           608         11,393
Redeemed          (285,442)   (4,911,686)    (401,163)   (6,881,910)     (65,958)    (1,113,498)      (37,811)      (654,156)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       654,576  $ 11,067,803     (147,674) $ (2,572,667)      96,922  $   1,610,197       138,410  $   2,352,869

YEAR ENDED DECEMBER 31, 2005
Subscribed         460,047  $  7,015,235      290,305  $  4,406,434      140,517  $   2,083,779       203,345  $   3,097,687
Reinvested           1,722        25,235          262         3,768            -              -           133          1,927
Redeemed          (153,055)   (2,352,029)    (180,447)   (2,729,796)     (36,436)      (535,406)      (17,082)      (263,255)
                -------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       308,714  $  4,688,441      110,120  $  1,680,406      104,081  $   1,548,373       186,396  $   2,836,359
=============================================================================================================================

5. SECURITIES TRANSACTIONS |
----------------------------  During the year ended December 31, 2006, purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
FUND                                         PURCHASES              SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
      Growth                             $    246,560,515    $       211,865,983
      Value                                    84,407,306             79,937,542
      Small to Mid Cap                        186,782,737             82,994,947
      International Equity                    136,805,372            120,797,860
      High Yield Bond                          54,004,691             46,619,688
      Intermediate Fixed-Income                28,112,335             29,103,619
      Short-Intermediate Fixed-Income          38,830,596             23,378,606
      Mortgage Securities                     370,119,312            468,374,307
      Limited Duration U.S. Government          3,818,624              4,778,178

ACCESSOR ALLOCATION FUND
      Income Allocation                         3,790,000              2,111,284
      Income & Growth Allocation                7,290,000              4,870,238
      Balanced Allocation                      27,735,000             10,768,676
      Growth & Income Allocation               34,148,000             17,550,000
      Growth Allocation                        34,428,389             21,278,389
      Aggressive Growth Allocation             18,300,000              5,986,000
================================================================================

During the year ended December 31, 2006, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
FUND                                         PURCHASES              SALES
--------------------------------------------------------------------------------
Intermediate Fixed-Income                $     22,376,509    $        34,370,048
Short-Intermediate Fixed-Income                25,510,068             32,116,699
Mortgage Securities                           216,034,079            216,392,719
Limited Duration U.S. Government               17,570,555             20,653,157
================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    127

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
6. IDENTIFIED COST   |
---------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/ (depreciation), and resulting net unrealized appreciation/(depreciation) at December 31, 2006.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        NET UNREALIZED
                                           IDENTIFIED        GROSS UNREALIZED      GROSS UNREALIZED      APPRECIATION
                                              COST             APPRECIATION         (DEPRECIATION)      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                $ 168,576,129       $     22,503,200      $     (4,318,618)    $   18,184,582
   Value                                   110,270,266             26,113,084            (1,801,462)        24,311,622
   Small to Mid Cap                        239,832,178             65,207,226            (8,409,633)        56,797,593
   International Equity                    128,550,717             32,440,983            (1,955,984)        30,484,999
   High Yield Bond                          59,594,919              1,986,190              (393,343)         1,592,847
   Intermediate Fixed-Income                44,202,878                142,696            (1,845,012)        (1,702,316)
   Short-Intermediate Fixed-Income         110,379,500                206,347            (2,350,695)        (2,144,348)
   Mortgage Securities                      50,481,440                827,025            (1,052,782)          (225,757)
   Limited Duration U.S. Government         54,965,213                119,767              (246,534)          (126,767)

ACCESSOR ALLOCATION FUND
   Income Allocation                     $  17,786,015       $         71,462      $       (357,925)    $     (286,463)
   Income & Growth Allocation               32,261,861              3,728,479              (498,734)         3,229,745
   Balanced Allocation                      85,545,805             14,231,761              (790,834)        13,440,927
   Growth & Income Allocation              119,774,895             24,170,444            (1,122,730)        23,047,714
   Growth Allocation                       102,017,186             27,343,506              (404,541)        26,938,965
   Aggressive Growth Allocation             51,029,682             15,228,401               (78,059)        15,150,342
=======================================================================================================================

7. CAPITAL LOSS CARRYOVERS  |
-----------------------------   At  December  31,  2006,  for federal income tax
purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of their utilization or expiration:

-----------------------------------------------------------------------------------------------------------------------------
                               EXPIRES       EXPIRES         EXPIRES        EXPIRES       EXPIRES       EXPIRES      EXPIRES
                               IN 2008       IN 2009         IN 2010        IN 2011       IN 2012       IN 2013      IN 2014
-----------------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                     $       -    $11,670,701    $ 12,659,192    $ 3,845,553    $       -    $        -   $        -
   Value                              -              -      16,152,949      1,779,595            -             -            -
   Small to Mid Cap                   -        932,270      11,530,381     12,404,894            -             -            -
   International Equity               -              -               -      1,214,963            -             -            -
   High Yield Bond                    -              -         947,550              -            -     1,017,103       81,754
   Intermediate
     Fixed-Income                     -              -               -              -            -        51,200    1,428,247
   Short-Intermediate
     Fixed-Income               103,223        109,478         383,518              -      718,330       397,737      886,525
   Mortgage Securities                -              -               -              -            -             -    4,934,014
   Limited Duration
     U.S. Government                  -              -               -              -        2,466        89,034      190,701

ACCESSOR ALLOCATION FUND
   Income Allocation                  -              -               -              -            -             -       69,163
   Income & Growth
     Allocation                       -              -               -              -            -             -      141,751
   Balanced Allocation                -              -               -              -            -             -      358,991
   Growth & Income
     Allocation                       -              -               -              -            -             -      450,628
=============================================================================================================================

During the year ended December 31, 2006, Growth Fund utilized capital loss carryovers of $7,364,156, Value Fund utilized capital loss carryovers of
$4,465,250,   Small  to  Mid  Cap  Fund  utilized  capital  loss  carryovers  of
$13,295,084, International Equity utilized capital loss carryovers of $17,400,676, Growth Allocation Fund utilized capital loss carryovers of $47,531, and Aggressive Growth Allocation Fund utilized capital loss carryovers of $162, 691.
--------------------------------------------------------------------------------
128                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS   |
------------------------------------    The   amount  and   characteristics   of
tax-basis distributions and composition of net assets are finalized at fiscal year-end as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                     GROWTH                VALUE          SMALL TO MID CAP
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         378,467     $     1,377,671     $              -
Long-term capital gains                                                         -                   -                    -
                                                                -----------------------------------------------------------
                                                                          378,467           1,377,671                    -
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         378,467     $     1,377,671     $              -

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         441,488     $     1,803,205     $        137,802
Long-term capital gains                                                         -                   -                    -
                                                                -----------------------------------------------------------
                                                                          441,488           1,803,205              137,802
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         441,488     $     1,803,205     $        137,802

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                   $          23,634     $           978     $              -
Accumulated capital gain (loss)                                       (28,175,446)        (17,932,544)         (24,867,545)
Unrealized appreciation (depreciation)                                 18,184,582          24,321,641           56,770,406
Other cumulative effect of timing differences                                   -             (10,019)              27,187
                                                                -----------------------------------------------------------
                                                                $      (9,967,230)    $     6,380,056     $     31,930,048

===========================================================================================================================
                                                                  INTERNATIONAL          HIGH YIELD         INTERMEDIATE
                                                                     EQUITY                 BOND            FIXED-INCOME
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED, DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         223,922     $     4,016,780     $      3,200,264
Long-term capital gains                                                         -                   -              182,466
                                                                -----------------------------------------------------------
                                                                          223,922           4,016,780            3,382,730
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         223,922     $     4,016,780     $      3,382,730

FOR THE YEAR ENDED, DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         707,227     $     4,156,577     $      3,544,698
Long-term capital gains                                                         -                   -                    -
                                                                -----------------------------------------------------------
                                                                          707,227           4,156,577            3,544,698
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         707,227     $     4,156,577     $      3,544,698

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                   $         144,996     $        21,895     $         29,933
Accumulated capital gain (loss)                                        (1,214,963)         (2,046,407)          (1,493,729)
Unrealized appreciation (depreciation)                                 30,485,203           1,592,847           (1,702,316)
Other cumulative effect of timing differences                             (41,814)             (4,428)                   -
                                                                -----------------------------------------------------------
                                                                $      29,373,422     $      (436,093)    $     (3,166,112)
===========================================================================================================================

International Fund elected to defer to the year ended December 31, 2007, approximately $51,991 of foreign currency losses incurred during the period from November 1, 2006 to December 31, 2006. Intermediate Fixed-Income Fund elected to defer to the year ending December 31, 2007, approximately $14,282 of capital losss incurred during the period from November 1, 2006 to December 31, 2006.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    129

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                       SHORT-INTERMEDIATE     MORTGAGE       LIMITED DURATION
                                                          FIXED-INCOME       SECURITIES      U.S. GOVERNMENT
----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                        $        3,199,418   $ 6,399,835   $           1,641,964
Long-term capital gains                                                 -       145,024                       -
                                                       ---------------------------------------------------------
                                                                3,199,418     6,544,859               1,641,964
Return of capital                                                       -             -                       -
                                                       ---------------------------------------------------------
                                                       $        3,199,418   $ 6,544,859   $           1,641,964

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                        $        5,419,630   $ 4,767,808   $           2,075,569
Long-term capital gains                                                 -             -                       -
                                                       ---------------------------------------------------------
                                                                5,419,630     4,767,808               2,075,569
Return of capital                                                       -             -                       -
                                                       ---------------------------------------------------------
                                                       $        5,419,630   $ 4,767,808   $           2,075,569

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                          $           65,509   $     2,648   $               2,291
Accumulated capital gain (loss)                                (2,602,205)   (4,934,014)               (291,332)
Unrealized appreciation (depreciation)                         (2,144,348)     (225,757)               (126,767)
Other cumulative effect of timing differences                           -       (38,051)                      -
                                                       ---------------------------------------------------------
                                                       $       (4,681,044)  $(5,195,174)  $            (415,808)
================================================================================================================
                                                        U.S. GOVERNMENT        INCOME         INCOME & GROWTH
                                                             MONEY           ALLOCATION         ALLOCATION
----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                        $       32,297,624   $   512,138   $             706,287
Long-term capital gains                                                 -         7,191                  16,196
                                                       ---------------------------------------------------------
                                                               32,297,624       519,329                 722,483
Return of capital                                                       -             -                       -
                                                       ---------------------------------------------------------
                                                       $       32,297,624   $   519,329   $             722,483

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                        $       54,609,456   $   769,918   $           1,043,989
Long-term capital gains                                                 -             -                  10,744
                                                       ---------------------------------------------------------
                                                               54,609,456       769,918               1,054,733
Return of capital                                                       -             -                       -
                                                       ---------------------------------------------------------
                                                       $       54,609,456   $   769,918   $           1,054,733

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                          $                -   $     7,536   $              10,327
Accumulated capital gain (loss)                                         -       (69,201)               (141,751)
Unrealized appreciation (depreciation)                                  -      (286,463)              3,229,745
Other cumulative effect of timing differences                           -             -                       -
                                                       ---------------------------------------------------------
                                                       $                -   $  (348,128)  $           3,098,321
================================================================================================================

Short-Intermediate Fixed-Income Fund, Limited Duration U.S. Government Fund, and Income Allocation Fund elected to defer to the year ended December 31, 2007, approximately $3,394, $9,131, and $38, respectively, of capital losses incurred during the period November 1, 2006 to December 31, 2006.
--------------------------------------------------------------------------------
130                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                  GROWTH &                     AGGRESSIVE
                                                                   BALANCED        INCOME         GROWTH         GROWTH
                                                                  ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS PAID FROM:
Ordinary income                                                  $  1,192,648   $  1,503,893   $    746,429   $     33,249
Long-term capital gains                                                     -         49,254              -              -
                                                                 ----------------------------------------------------------
                                                                    1,192,648      1,553,147        746,429         33,249
Return of capital                                                           -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $  1,192,648   $  1,553,147   $    746,429   $     33,249

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                  $  2,022,328   $  2,331,316   $  1,068,541   $    133,009
Long-term capital gains                                                   348          1,343              -              -
                                                                 ----------------------------------------------------------
                                                                    2,022,676      2,332,659      1,068,541        133,009
Return of capital                                                           -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $  2,022,676   $  2,332,659   $  1,068,541   $    133,009
AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                    $     22,107   $      8,984   $    131,675   $     75,138
Accumulated capital gain (loss)                                      (358,991)      (450,628)             -           (188)
Unrealized appreciation (depreciation)                             13,440,927     23,047,714     26,938,965     15,150,342
Other cumulative effect of timing differences                               -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $ 13,104,043   $ 22,606,070   $ 27,070,640   $ 15,225,292
===========================================================================================================================

Aggressive Growth Allocation Fund elected to defer to the year ending December 31, 2007, approximately $188 of capital losses incurred during the period November 1, 2006 to December 31, 2006.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    131

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
9. AFFILIATED COMPANIES  |
-------------------------- Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

-------------------------------------------------------------------------------------------------------------
                                          PURCHASE       SALES        DIVIDEND        2006           2005
                                            COST          COST         INCOME         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   High Yield Bond                      $   730,000   $         -   $   107,149   $  1,808,845   $  1,028,101
   Intermediate Fixed-Income                140,000       681,284        20,681              -        567,143
   Mortgage Securities                      225,000       350,000        46,466        826,665        971,093
   Short-Intermediate Fixed-Income        2,695,000     1,080,000       461,922      9,620,257      8,116,822
   U.S. Government Money                  1,181,284             -       131,705      3,665,497      2,484,213
                                        ---------------------------------------------------------------------
TOTAL                                   $ 4,971,284   $ 2,111,284   $   767,923   $ 15,921,264   $ 13,167,372

=============================================================================================================
ACCESSOR INCOME & GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $ 1,370,000   $   375,000   $    10,856   $  4,434,102   $  3,168,226
   High Yield Bond                        1,085,000             -       152,129      2,627,933      1,461,287
   Intermediate Fixed-Income                235,000     1,945,238        73,538              -      1,773,979
   International Equity                   1,100,000             -        15,906      3,466,170      1,772,038
   Mortgage Securities                      440,000     1,050,000       105,650      1,641,574      2,295,232
   Short-Intermediate Fixed-Income        2,810,000     1,000,000       563,168     11,984,264     10,315,104
   Small to Mid Cap                               -             -           749      1,491,521      1,311,944
   Value                                    250,000       300,000        40,670      2,894,266      2,570,050
   U.S. Government Money                    450,000     1,000,000       142,520      3,512,177      4,062,177
                                        ---------------------------------------------------------------------
TOTAL                                   $ 7,740,000   $ 5,670,238   $ 1,105,186   $ 32,052,007   $ 28,730,037

=============================================================================================================
ACCESSOR BALANCED ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $ 6,350,000   $ 5,608,676   $    45,837   $ 19,501,792   $ 11,997,721
   High Yield Bond                        4,105,000             -       400,190      7,953,631      3,617,018
   Intermediate Fixed-Income                760,000             -       152,475              -      5,025,327
   International Equity                   3,875,000             -        66,736     14,542,926      7,380,618
   Mortgage Securities                      765,000     1,475,000       170,608      2,969,042      3,741,414
   Short-Intermediate Fixed-Income        9,140,000     2,485,000     1,124,995     24,805,473     18,421,542
   Small to Mid Cap                       1,115,000       800,000         3,392      6,754,670      5,647,553
   Value                                  1,625,000       400,000       180,653     13,546,478     10,601,853
   U.S. Government Money                          -             -       153,741      3,500,232      3,500,232
                                        ---------------------------------------------------------------------
TOTAL                                   $27,735,000   $10,768,676   $ 2,298,627   $ 93,574,244   $ 69,933,278

=============================================================================================================

--------------------------------------------------------------------------------
132                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                          PURCHASE          SALES        DIVIDEND         2006            2005
                                            COST            COST          INCOME          VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $   8,050,000   $          -   $     77,367   $  31,874,297   $  21,964,392
   High Yield Bond                          5,600,000              -        624,520      11,475,348       5,540,348
   Intermediate Fixed-Income                  900,000      7,500,000        243,702       1,430,885       8,265,724
   International Equity                     4,885,000              -        110,838      24,153,676      13,701,729
   Mortgage Securities                      1,015,000      1,100,000        215,406       4,288,748       4,447,632
   Short-Intermediate Fixed-Income          9,938,000      6,700,000      1,269,659      25,777,180      22,886,719
   Small to Mid Cap                         1,100,000        800,000          6,297      12,752,030      10,970,192
   Value                                    2,660,000      1,450,000        323,195      23,937,761      19,714,926
   U.S. Government Money                            -              -         49,367       1,120,815       1,120,815
                                        ---------------------------------------------------------------------------
TOTAL                                   $  34,148,000   $ 17,550,000   $  2,920,351   $ 136,810,740   $ 108,612,477

===================================================================================================================
ACCESSOR GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $  11,658,389   $  1,315,000   $     92,734   $  38,372,591   $  25,699,985
   High Yield Bond                          4,405,000      1,600,000        376,600       7,786,851       4,705,522
   Intermediate Fixed-Income                  910,000      4,823,389        138,349              --       4,087,278
   International Equity                     6,595,000      3,000,000        120,666      26,295,283      16,296,662
   Mortgage                                   975,000        170,000         53,103       1,289,689         499,194
   Short-Intermediate Fixed-Income          4,195,000      6,200,000        497,497       7,787,603       9,963,494
   Small to Mid Cap                         2,085,000      2,035,000          7,907      15,274,296      13,382,600
   Value                                    3,605,000      2,135,000        399,265      29,625,709      24,334,312
   U.S. Government Money                           --        203,708          1,459              --         203,708
                                        ---------------------------------------------------------------------------
TOTAL                                   $  34,428,389   $ 21,482,097   $  1,687,580   $ 126,432,022   $  99,172,755

===================================================================================================================
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $   8,190,000   $    855,000   $     55,637   $  23,097,763   $  14,386,914
   International Equity                     4,060,000      1,740,000         70,673      15,400,731       9,307,548
   Small to Mid Cap                         1,845,000      1,416,000          4,627       9,205,765       7,676,850
   Value                                    4,205,000      1,975,000        237,611      17,838,915      13,395,493
   U.S. Government Money                           --             --              1              34              34
                                        ---------------------------------------------------------------------------
TOTAL                                   $  18,300,000   $  5,986,000   $    368,549   $  65,543,208   $  44,766,839

===================================================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    133

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2006          2005          2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     24.49   $     23.08    $     20.77    $     17.13    $     22.69

   Net investment income (loss)(1)                           0.07          0.05           0.13           0.09           0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                      1.54          1.43           2.26           3.65          (5.57)
                                                      -------------------------------------------------------------------------
Total from investment operations                             1.61          1.48           2.39           3.74          (5.50)

   Distributions from net investment income                 (0.07)        (0.07)         (0.08)         (0.10)         (0.06)
   Distributions from capital gains                             -             -              -              -              -
   Distributions in excess of capital gains                     -             -              -              -              -
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.07)        (0.07)         (0.08)         (0.10)         (0.06)
                                                      -------------------------------------------------------------------------
   Redemption fees                                           0.00(5)       0.00(5)        0.00(5)        0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                        $     26.03   $     24.49    $     23.08    $     20.77    $     17.13
===============================================================================================================================
TOTAL RETURN(2)                                              6.56%         6.44%         11.52%         21.90%        (24.26)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   178,084   $   133,132    $   113,110    $    94,904    $    95,637
   Ratio of expenses to average net assets(7)                1.20%         1.22%          0.91%          0.83%          0.80%
   Ratio of net investment income (loss)
      to average net assets                                  0.29%         0.21%          0.60%          0.49%          0.36%
Portfolio turnover rate                                    130.94%        97.70%        141.00%         76.58%         66.00%

===============================================================================================================================
INVESTOR CLASS SHARES                                     2006          2005           2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     24.00   $     22.65    $     20.42    $     16.84    $     22.29

   Net investment income (loss)(1)                           0.02         (0.03)          0.01           0.00(5)       (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                                      1.51          1.41           2.23           3.58          (5.42)
                                                      -------------------------------------------------------------------------
Total from investment operations                             1.53          1.38           2.24           3.58          (5.45)

   Distributions from net investment income                 (0.04)        (0.03)         (0.01)          0.00(5)           -
   Distributions from capital gains                             -             -              -              -              -
   Distributions in excess of capital gains                     -             -              -              -              -
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.04)        (0.03)         (0.01)          0.00(5)           -
                                                      -------------------------------------------------------------------------
   Redemption fees                                           0.00(5)       0.00(5)        0.00(5)        0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                        $     25.49   $     24.00    $     22.65    $     20.42    $     16.84
===============================================================================================================================
TOTAL RETURN(2)                                              6.36%         6.11%         10.96%         21.28%        (24.45)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     2,293   $     2,682    $     2,687    $     3,319    $     4,498
   Ratio of expenses to average net assets(7)                1.39%         1.54%          1.37%          1.32%          1.25%
   Ratio of net investment income (loss)
      to average net assets                                  0.06%        (0.13)%         0.05%          0.00%         (0.13)%
Portfolio turnover rate                                    130.94%        97.70%        141.00%         76.58%         66.00%
===============================================================================================================================

--------------------------------------------------------------------------------
134                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2006          2005           2004          2003          2002(3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     24.07   $     22.83    $     20.68    $     17.14    $     17.19

   Net investment income (loss)(1)                          (0.17)        (0.18)         (0.07)         (0.10)             -
   Net realized and unrealized gain (loss) on
      investments(1)                                         1.49          1.42           2.22           3.65          (0.05)
                                                      -------------------------------------------------------------------------
Total from investment operations                             1.32          1.24           2.15           3.55          (0.05)

   Distributions from net investment income                     -             -              -          (0.01)             -
   Distributions from capital gains                             -             -              -              -              -
   Distributions in excess of capital gains                     -             -              -              -
                                                      -------------------------------------------------------------------------
Total distributions                                             -             -              -          (0.01)             -
                                                      -------------------------------------------------------------------------
   Redemption fees                                           0.00(5)       0.00(5)        0.00(5)        0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                        $     25.39   $     24.07    $     22.83    $     20.68    $     17.14
===============================================================================================================================
TOTAL RETURN(2)                                              5.48%         5.43%         10.40%         20.72%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     5,269   $     4,095    $     3,327    $     2,333    $       733
   Ratio of expenses to average net assets(7)                2.20%         2.22%          1.92%          1.83%          0.00%*
   Ratio of net investment income (loss)
      to average net assets                                 (0.71)%       (0.80)%        (0.35)%        (0.51)%         0.00%*
Portfolio turnover rate                                    130.94%        97.70%        141.00%         76.58%         66.00%

===============================================================================================================================
A CLASS SHARES                                            2006          2005           2004         2003(4)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     24.40   $     23.02    $     20.75    $     19.22

   Net investment income (loss)(1)                          (0.01)        (0.03)          0.17           0.00(5)
   Net realized and unrealized gain (loss) on
      investments(1)                                         1.52          1.44           2.13           1.54
                                                      -------------------------------------------------------------------------
Total from investment operations                             1.51          1.41           2.30           1.54

   Distributions from net investment income                 (0.02)        (0.03)         (0.03)         (0.01)
   Distributions from capital gains                             -             -              -              -
   Distributions in excess of capital gains                     -             -              -              -
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.02)        (0.03)         (0.03)         (0.01)
                                                      -------------------------------------------------------------------------
   Redemption fees                                           0.00(5)       0.00(5)        0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                        $     25.89   $     24.40    $     23.02    $     20.75
===============================================================================================================================
TOTAL RETURN(2,6)                                            6.20%         6.13%         11.10%          8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       779   $       746    $       175    $         1
   Ratio of expenses to average net assets(7)                1.55%         1.62%          1.30%          1.52%*
   Ratio of net investment income (loss)
      to average net assets                                 (0.05)%       (0.11)%         0.77%          0.00%*
Portfolio turnover rate                                    130.94%        97.70%        141.00%         76.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than ($0.005) per share.
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    135

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2006           2005        2004          2003          2002
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   20.86     $   19.93   $   17.58     $   13.62     $   17.88

   Net investment income (loss)(1)                         0.31          0.27        0.23          0.16          0.15
   Net realized and unrealized gain (loss)
      on investments(1)                                    3.09          0.93        2.33          3.97         (4.26)
                                                      ------------------------------------------------------------------
Total from investment operations                           3.40          1.20        2.56          4.13         (4.11)

   Distributions from net investment income               (0.32)        (0.27)      (0.21)        (0.17)        (0.15)
   Distributions from capital gains                           -             -           -             -             -
   Distributions in excess of capital gains                   -             -           -             -             -
                                                      ------------------------------------------------------------------
Total distributions                                       (0.32)        (0.27)      (0.21)        (0.17)        (0.15)
                                                      ------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -        0.00(5)       0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                        $   23.94     $   20.86   $   19.93     $   17.58     $   13.62
========================================================================================================================
TOTAL RETURN(2)                                           16.42%         6.09%      14.67%        30.50%       (23.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 127,895     $ 109,228   $  94,222     $  70,232     $  71,823
   Ratio of gross expenses to average net assets(7)        0.99%         1.00%       0.84%         0.84%         0.87%
   Ratio of net expenses to average net assets(7)          0.99%         0.85%       0.84%         0.84%         0.87%
   Ratio of net investment income to average
      net assets                                           1.40%         1.36%       1.27%         1.08%         0.96%
Portfolio turnover rate                                   64.20%        70.01%      88.83%       118.86%       117.49%

========================================================================================================================
INVESTOR CLASS SHARES                                   2006           2005        2004          2003          2002
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   20.88     $   19.95   $   17.57     $   13.64     $   17.88

   Net investment income (loss)(1)                         0.20          0.21        0.14          0.09          0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                    3.10          0.93        2.34          3.96         (4.22)
                                                      ------------------------------------------------------------------
Total from investment operations                           3.30          1.14        2.48          4.05         (4.15)

   Distributions from net investment income               (0.21)        (0.21)      (0.10)        (0.12)        (0.09)
   Distributions from capital gains                           -             -           -             -             -
   Distributions in excess of capital gains                   -             -           -             -             -
                                                      ------------------------------------------------------------------
Total distributions                                       (0.21)        (0.21)      (0.10)        (0.12)        (0.09)
                                                      ------------------------------------------------------------------
   Redemption fees                                         0.00(5)          -        0.00(5)       0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                        $   23.97     $   20.88   $   19.95     $   17.57     $   13.64
========================================================================================================================
TOTAL RETURN(2)                                           15.88%         5.78%      14.13%        29.92%       (23.20)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   2,207     $   2,448   $   2,372     $   2,545     $   2,740
   Ratio of gross expenses to average net assets(7)        1.47%         1.29%       1.30%         1.31%         1.35%
   Ratio of net expenses to average net assets(7)          1.47%         1.14%       1.30%         1.31%         1.35%
   Ratio of net investment income to average
      net assets                                           0.91%         1.06%       0.78%         0.60%         0.46%
Portfolio turnover rate                                   64.20%        70.01%      88.83%       118.86%       117.49%

--------------------------------------------------------------------------------
136                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
C CLASS SHARES                                           2006          2005        2004          2003        2002(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   20.84     $   19.92   $   17.57     $   13.62     $  13.58

   Net investment income (loss)(1)                         0.09          0.07        0.05          0.02            -
   Net realized and unrealized gain (loss) on
      investments(1)                                       3.09          0.93        2.33          3.95         0.04
                                                      -----------------------------------------------------------------
Total from investment operations                           3.18          1.00        2.38          3.97         0.04

   Distributions from net investment income               (0.10)        (0.08)      (0.03)        (0.02)           -
   Distributions from capital gains                           -             -           -             -            -
   Distributions in excess of capital gains                   -             -           -             -            -
                                                      -----------------------------------------------------------------
Total distributions                                       (0.10)        (0.08)      (0.03)        (0.02)           -
                                                      -----------------------------------------------------------------
   Redemption fees                                         0.00(5)          -        0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                        $   23.92     $   20.84   $   19.92     $   17.57     $  13.62
=======================================================================================================================
TOTAL RETURN(2)                                           15.31%         5.02%      13.56%        29.20%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   3,831     $   3,314   $   3,020     $   2,283     $    639
   Ratio of gross expenses to average net assets(7)        1.99%         2.00%       1.84%         1.84%        0.00%*
   Ratio of net expenses to average net assets(7)          1.99%         1.85%       1.84%         1.84%        0.00%*
   Ratio of net investment income to average
      net assets                                           0.40%         0.36%       0.26%         0.12%        0.00%*
Portfolio turnover rate                                   64.20%        70.01%      88.83%       118.86%      117.49%

=======================================================================================================================
A CLASS SHARES                                           2006          2005        2004        2003(4)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   20.84     $   19.91   $   17.57     $   15.65

   Net investment income (loss)(1)                         0.25          0.20        0.20          0.01
   Net realized and unrealized gain (loss) on
      investments(1)                                       3.10          0.93        2.29          1.94
                                                      -----------------------------------------------------------------
Total from investment operations                           3.35          1.13        2.49          1.95

   Distributions from net investment income               (0.24)        (0.20)      (0.15)        (0.03)
   Distributions from capital gains                           -             -           -             -
   Distributions in excess of capital gains                   -             -           -             -
                                                      -----------------------------------------------------------------
Total distributions                                       (0.24)        (0.20)      (0.15)        (0.03)
                                                      -----------------------------------------------------------------
   Redemption fees                                         0.00(5)          -        0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                        $   23.95     $   20.84   $   19.91     $   17.57
=======================================================================================================================
TOTAL RETURN(2,6)                                         16.00%         5.72%      14.24%        12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     160     $   1,096   $   1,075     $       2
   Ratio of gross expenses to average net assets(7)        1.35%         1.34%       1.18%         1.69%*
   Ratio of net expenses to average net assets(7)          1.35%         1.19%       1.18%         1.69%*
   Ratio of net investment income to average net
      assets                                               1.05%         1.00%       1.00%         0.34%*
Portfolio turnover rate                                   64.20%        70.01%      88.83%       118.86%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than (0.005) per share
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
 *    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    137

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                     2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   28.20     $   24.96     $   21.00     $   14.62     $  17.14

   Net investment income (loss)(1)                         0.05          0.03         (0.02)         0.03        (0.01)
   Net realized and unrealized gain (loss)
      on investments(1)                                    3.83          3.21          3.98          6.38        (2.51)
                                                      -------------------------------------------------------------------
Total from investment operations                           3.88          3.24          3.96          6.41        (2.52)

   Distributions from net investment income               (0.02)            -          0.00(6)      (0.03)           -
   Distributions from capital gains                           -             -             -             -            -
   Distribution in excess of net investment income            -             -             -             -            -
   Distributions in excess of capital gains                   -             -             -             -            -
                                                      -------------------------------------------------------------------
Total distributions                                       (0.02)            -          0.00(6)      (0.03)           -
                                                      -------------------------------------------------------------------
   Redemption fees                                         0.00(6)       0.00(6)       0.00(6)       0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                        $   32.06     $   28.20     $   24.96     $   21.00     $  14.62
=========================================================================================================================
TOTAL RETURN(2)                                           13.75%        12.98%        18.86%        43.91%      (14.70)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 288,277     $ 155,235     $ 163,878     $ 134,782     $108,628
   Ratio of expenses to average net assets(7)              1.22%         1.26%         1.20%         1.24%        1.13%
   Ratio of net investment income (loss) to
      average net assets                                   0.18%         0.13%        (0.09)%        0.20%       (0.03)%
Portfolio turnover rate                                   37.24%        41.64%        46.31%        47.88%       44.59%

=========================================================================================================================
INVESTOR CLASS SHARES                                    2006          2005           2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   27.24     $   24.20       $ 20.46     $   14.28     $  16.80

   Net investment income (loss)(1)                        (0.08)        (0.06)        (0.12)        (0.04)       (0.08)
   Net realized and unrealized gain (loss)
      on investments(1)                                    3.68          3.10          3.86          6.22        (2.44)
                                                      -------------------------------------------------------------------
Total from investment operations                           3.60          3.04          3.74          6.18        (2.52)

   Distributions from net investment income                   -             -             -             -            -
   Distributions from capital gains                           -             -             -             -            -
   Distribution in excess of net investment income            -             -             -             -            -
   Distributions in excess of capital gains                   -             -             -             -            -
                                                      -------------------------------------------------------------------
Total distributions                                           -             -             -             -            -
                                                      -------------------------------------------------------------------
   Redemption fees                                         0.00(6)       0.00(6)       0.00(6)       0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                        $   30.84     $   27.24       $ 24.20     $   20.46     $  14.28
=========================================================================================================================
TOTAL RETURN(2)                                           13.22%        12.56%        18.28%        43.28%      (15.00)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   4,396     $   4,028       $ 3,414     $   3,148     $  3,157
   Ratio of expenses to average net assets(7)              1.68%         1.64%         1.67%         1.72%        1.52%
   Ratio of net investment loss to average
      net assets                                          (0.29)%       (0.24)%       (0.56)%       (0.26)%      (0.53)%
Portfolio turnover rate                                   37.24%        41.64%        46.31%        47.88%       44.59%

--------------------------------------------------------------------------------
138                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2006          2005         2004         2003        2002(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   27.43     $   24.52     $  20.84     $  14.62     $  14.56

   Net investment income (loss)(1)                  (0.24)        (0.21)       (0.23)       (0.15)           -
   Net realized and unrealized gain (loss)
      on investments(1)                              3.69          3.12         3.91         6.37         0.06
                                                ------------------------------------------------------------------
Total from investment operations                     3.45          2.91         3.68         6.22         0.06

   Distributions from net investment income             -             -            -            -            -
   Distributions from capital gains                     -             -            -            -            -
   Distributions in excess of capital gains             -             -            -            -            -
                                                ------------------------------------------------------------------
Total distributions                                     -             -            -            -            -
                                                ------------------------------------------------------------------
   Redemption fees                                  (0.00)(6)     (0.00)(6)    (0.00)(6)    (0.00)(6)    (0.00)(6)

NET ASSET VALUE, END OF PERIOD                  $   30.88     $   27.43     $  24.52     $  20.84     $  14.62
==================================================================================================================
TOTAL RETURN(2)                                     12.58%        11.87%       17.66%       42.54%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   3,272     $   2,617     $  2,439     $  2,221     $    503
   Ratio of expenses to average net assets(7)        2.22%         2.27%        2.20%        2.23%        0.00%*
   Ratio of net investment loss to average
      net assets                                    (0.82)%       (0.84)%      (1.09)%      (0.87)%       0.00%*
Portfolio turnover rate                             37.24%        41.64%       46.31%       47.88%       44.59%

==================================================================================================================
A CLASS SHARES                                     2006          2005         2004        2003(4)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   27.94     $   24.83     $  20.98     $  18.34

   Net investment income (loss)(1)                  (0.05)        (0.05)       (0.10)       (0.02)
   Net realized and unrealized gain (loss)
      on investments(1)                              3.78          3.16         3.95         2.66
                                                ------------------------------------------------------------------
Total from investment operations                     3.73          3.11         3.85         2.64

   Distributions from net investment income             -             -            -            -
   Distributions from capital gains                     -             -            -            -
   Distributions in excess of capital gains             -             -            -            -
                                                ------------------------------------------------------------------
Total distributions                                     -             -            -            -
                                                ------------------------------------------------------------------
   Redemption fees                                  (0.00)(6)     (0.00)(6)    (0.00)(6)    (0.00)(6)

NET ASSET VALUE, END OF PERIOD                  $   31.67     $   27.94     $  24.83     $  20.98
==================================================================================================================
TOTAL RETURN(2,5)                                   13.39%        12.53%       18.35%       14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     354     $     704     $    622     $      1
   Ratio of expenses to average net assets(7)        1.57%         1.62%        1.55%        1.82%*
   Ratio of net investment loss to average
      net assets                                    (0.17)%       (0.21)%      (0.42)%      (0.36)%*
Portfolio turnover rate                             37.24%        41.64%       46.31%       47.88%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   Less than ($0.005) per share.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    139

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2006          2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   17.35     $   15.21     $  12.96     $   9.65     $  11.33

   Net investment income (loss)(1)                   0.10          0.14         0.15         0.12         0.08
   Net realized and unrealized gain (loss)
      on investments(1)                              5.65          2.04         2.15         3.18        (1.79)
                                                ----------------------------------------------------------------
Total from investment operations                     5.75          2.18         2.30         3.30        (1.71)

   Distributions from net investment income         (0.11)        (0.04)       (0.05)           -            -
   Distributions from capital gains                                   -            -            -            -
   Distributions in excess of capital gains             -             -            -            -            -
                                                ----------------------------------------------------------------
Total distributions                                 (0.11)        (0.04)       (0.05)           -            -
                                                ----------------------------------------------------------------
   Redemption fees(8)                               (0.00)(7)     (0.00)(7)    (0.00)(7)     0.01         0.03

NET ASSET VALUE, END OF PERIOD                  $   22.99     $   17.35     $  15.21     $  12.96     $   9.65
================================================================================================================
TOTAL RETURN(2)                                     33.13%        14.33%       17.76%       34.30%      (14.83)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 152,545     $ 100,146     $ 87,790     $ 69,059     $ 59,362
   Ratio of expenses to average net assets(6)        1.44%         1.41%        1.24%        1.36%        1.43%
   Ratio of net investment income (loss) to
      average net assets                             0.53%         0.89%        1.09%        1.17%        0.75%
Portfolio turnover rate                             93.54%       127.58%       15.91%       21.84%      107.71%

================================================================================================================
INVESTOR CLASS SHARES                              2006          2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   16.85     $   14.79     $  12.61     $   9.43     $  11.11

   Net investment income (loss)(1)                   0.03          0.10         0.09         0.08         0.02
   Net realized and unrealized gain (loss)
      on investments(1)                              5.46          1.96         2.09         3.09        (1.73)
                                                ----------------------------------------------------------------
Total from investment operations                     5.49          2.06         2.18         3.17        (1.71)

   Distributions from net investment income         (0.02)            -            -            -            -
   Distributions from capital gains                     -             -            -            -            -
   Distributions in excess of capital gains             -             -            -            -            -
                                                ----------------------------------------------------------------
Total distributions                                 (0.02)            -            -            -            -
                                                ----------------------------------------------------------------
   Redemption fees(8)                               (0.00)(7)     (0.00)(7)    (0.00)(7)     0.01         0.03

NET ASSET VALUE, END OF PERIOD                  $   22.32     $   16.85     $  14.79     $  12.61         9.43
================================================================================================================
TOTAL RETURN(2)                                     32.59%        13.93%       17.29%       33.72%      (15.12)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   1,746     $   1,200     $  1,159     $  1,272     $  1,444
   Ratio of expenses to average net assets(6)        1.92%         1.68%        1.69%        1.83%        1.96%
   Ratio of net investment income (loss) to
      average net assets                             0.18%         0.65%        0.67%        0.76%        0.22%
Portfolio turnover rate                             93.54%       127.58%       15.91%       21.84%      107.71%

--------------------------------------------------------------------------------
140                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2006          2005         2004         2003        2002(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   16.94     $   14.97     $  12.83     $   9.64     $   9.54

   Net investment income (loss)(1)                  (0.09)        (0.02)        0.01         0.01            -
   Net realized and unrealized gain (loss)
      on investments(1)                              5.48          1.99         2.13         3.17         0.10
                                                ------------------------------------------------------------------
Total from investment operations                     5.39          1.97         2.14         3.18         0.10

   Distributions from net investment income             -             -            -            -            -
   Distributions from capital gains                     -             -            -            -            -
   Distributions in excess of capital gains             -             -            -            -            -
                                                ------------------------------------------------------------------
Total distributions                                     -             -            -            -            -
                                                ------------------------------------------------------------------
   Redemption fees(8)                               (0.00)(7)     (0.00)(7)    (0.00)(7)     0.01        (0.00)(7)

NET ASSET VALUE, END OF PERIOD                  $   22.33     $   16.94     $  14.97     $  12.83     $   9.64
==================================================================================================================
TOTAL RETURN(2)                                     31.82%        13.16%       16.68%       33.09%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   5,095     $   2,392     $  1,748     $  1,113     $    635
   Ratio of expenses to average net assets(6)        2.41%         2.41%        2.24%        2.36%        0.00%*
   Ratio of net investment income (loss) to
      average net assets                            (0.48)%       (0.12)%       0.10%        0.09%        0.00%*
Portfolio turnover rate                             93.54%       127.58%       15.91%       21.84%      107.71%

==================================================================================================================
A CLASS SHARES                                     2006          2005         2004        2003(4)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   17.27     $   15.17     $  12.94     $  11.18

   Net investment income (loss)(1)                   0.05          0.08         0.15        (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                              5.60          2.02         2.11         1.79
                                                ------------------------------------------------------------------
Total from investment operations                     5.65          2.10         2.26         1.76

   Distributions from net investment income         (0.05)            -        (0.03)           -
   Distributions from capital gains                     -             -            -            -
   Distributions in excess of capital gains             -             -            -            -
                                                ------------------------------------------------------------------
Total distributions                                 (0.05)            -        (0.03)           -
                                                ------------------------------------------------------------------
   Redemption fees                                  (0.00)(7)     (0.00)(7)    (0.00)(7)    (0.00)(7)

NET ASSET VALUE, END OF PERIOD                  $   22.87     $   17.27     $  15.17     $  12.94
==================================================================================================================
TOTAL RETURN(2,5)                                   32.73%        13.84%       17.45%       15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     709     $     521     $    360     $      1
   Ratio of expenses to average net assets(6)        1.90%         1.77%        1.56%        1.85%*
   Ratio of net investment income (loss) to
      average net assets                             0.22%         0.50%        1.01%       (1.11)%*
Portfolio turnover rate                             93.54%       127.58%       15.91%       21.84%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   Less than ($0.005) per share.
(8) Per share amounts relating to redemption fees for 2002-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    141

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2006          2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   10.72     $   11.31     $  11.18     $   9.86     $  10.61

   Net investment income (loss)(1)                   0.80          0.82         0.89         0.94         0.89
   Net realized and unrealized gain (loss)
      on investments(1)                              0.31         (0.58)        0.12         1.33        (0.75)
                                                -----------------------------------------------------------------
Total from investment operations                     1.11          0.24         1.01         2.27         0.14

Distributions from net investment income            (0.82)        (0.83)       (0.88)       (0.96)       (0.89)
   Distributions from capital gains                     -             -            -            -            -
                                                -----------------------------------------------------------------
Total distributions                                 (0.82)        (0.83)       (0.88)       (0.96)       (0.89)
                                                -----------------------------------------------------------------
   Redemption fees(8)                                0.00(7)       0.00(7)      0.00(7)      0.01         0.00(7)

NET ASSET VALUE, END OF PERIOD                  $   11.01     $   10.72     $  11.31     $  11.18     $   9.86
=================================================================================================================
TOTAL RETURN(2)                                     10.82%         2.20%        9.49%       24.24%        1.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  59,931     $  50,311     $ 50,920     $ 51,918     $ 57,341
   Ratio of expenses to average net assets(6)        0.90%         0.93%        0.83%        0.95%        0.92%
   Ratio of net investment income to average
      net assets                                     7.52%         7.51%        8.00%        8.99%        8.89%
Portfolio turnover rate                             87.80%        62.75%       75.03%      154.85%      108.29%

=================================================================================================================
INVESTOR CLASS SHARES                              2006          2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   10.73     $   11.30     $  11.18     $   9.86     $  10.61

   Net investment income (loss)(1)                   0.82          0.78         0.84         0.83         0.84
   Net realized and unrealized gain (loss) on
      investments(1)                                 0.28         (0.55)        0.11         1.40        (0.75)
                                                -----------------------------------------------------------------
Total from investment operations                     1.10          0.23         0.95         2.23         0.09

   Distributions from net investment income         (0.82)        (0.80)       (0.83)       (0.91)       (0.84)
   Distributions from capital gains                     -             -            -            -            -
                                                -----------------------------------------------------------------
Total distributions                                 (0.82)        (0.80)       (0.83)       (0.91)       (0.84)
                                                -----------------------------------------------------------------
Redemption fees(8)                                   0.00(7)       0.00(7)      0.00(7)      0.00(7)      0.00(7)

NET ASSET VALUE, END OF PERIOD                  $   11.01     $   10.73     $  11.30     $  11.18     $   9.86
=================================================================================================================
TOTAL RETURN(2)                                     10.71%         2.11%        8.95%       23.60%        1.02%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     498     $     471     $  1,277     $    276     $  1,157
   Ratio of expenses to average net assets(6)        0.91%         1.22%        1.28%        1.44%        1.44%
   Ratio of net investment income to average
      net assets                                     7.54%         7.29%        7.47%        8.51%        8.12%
Portfolio turnover rate                             87.80%        62.75%       75.03%      154.85%      108.29%

--------------------------------------------------------------------------------
142                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2006          2005         2004         2003        2002(3)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   10.71     $   11.29     $  11.17     $   9.86     $   9.86

   Net investment income (loss)(1)                   0.70          0.71         0.77         0.84            -
   Net realized and unrealized gain (loss)
      on investments(1)                              0.29         (0.57)        0.13         1.32            -
                                                -----------------------------------------------------------------
Total from investment operations                     0.99          0.14         0.90         2.16            -

   Distributions from net investment income         (0.71)        (0.72)       (0.78)       (0.86)           -
   Distributions from capital gains                     -             -            -            -            -
   Distributions in excess of capital gains             -             -            -            -            -
                                                -----------------------------------------------------------------
Total distributions                                 (0.71)        (0.72)       (0.78)       (0.86)           -
                                                -----------------------------------------------------------------
   Redemption fees(8)                                0.00(7)       0.00(7)      0.00(7)      0.01         0.00(7)

NET ASSET VALUE, END OF PERIOD                  $   10.99     $   10.71     $  11.29     $  11.17     $   9.86
=================================================================================================================
TOTAL RETURN(2)                                      9.65%         1.29%        8.39%       22.95%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   1,804     $   1,565     $  1,935     $  1,224     $    524
   Ratio of expenses to average net assets(6)        1.90%         1.93%        1.83%        1.97%        0.00%*
   Ratio of net investment income to average
      net assets                                     6.53%         6.51%        6.99%        7.96%        0.00%*
Portfolio turnover rate                             87.80%        62.75%       75.03%      154.85%      108.29%

=================================================================================================================
A CLASS SHARES                                     2006          2005         2004        2003(4)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   10.72     $   11.30     $  11.17     $  10.77

   Net investment income (loss)(1)                   0.77          0.79         0.86         0.22
   Net realized and unrealized gain (loss)
      on investments(1)                              0.30         (0.57)        0.13         0.42
                                                -----------------------------------------------------------------
Total from investment operations                     1.07          0.22         0.99         0.64

   Distributions from net investment income         (0.79)        (0.80)       (0.86)       (0.24)
   Distributions from capital gains                     -             -            -            -
   Distributions in excess of capital gains             -             -            -            -
                                                -----------------------------------------------------------------
Total distributions                                 (0.79)        (0.80)       (0.86)       (0.24)
                                                -----------------------------------------------------------------
   Redemption fees(8)                                0.00(7)       0.00(7)      0.00(7)      0.00(7)

NET ASSET VALUE, END OF PERIOD                  $   11.00     $   10.72     $  11.30     $  11.17
=================================================================================================================
TOTAL RETURN(2,5)                                   10.44%         2.05%        9.25%        5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     158     $     144     $    136     $     15
   Ratio of expenses to average net assets(6)        1.16%         1.18%        1.07%        1.15%*
   Ratio of net investment income (loss) to
      average net assets                             7.27%         7.28%        7.70%        8.82%*
Portfolio turnover rate                             87.80%        62.75%       75.03%      154.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   Less than ($0.005) per share
(8) Per share amounts relating to redemption fees for 2002-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    143

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2006          2005         2004          2003         2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.64     $   11.91    $   12.13     $    12.45    $   11.89

   Net investment income (loss)(1)                        0.79          0.63         0.60           0.55         0.64
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.38)        (0.20)       (0.14)          0.06         0.71
                                                      ----------------------------------------------------------------
   Total from investment operations                       0.41          0.43         0.46           0.61         1.35
                                                      ----------------------------------------------------------------

   Distributions from net investment income              (0.81)        (0.66)       (0.59)         (0.57)       (0.64)
   Distributions from capital gains                          -         (0.04)       (0.09)         (0.36)       (0.15)
                                                      ----------------------------------------------------------------
Total distributions                                      (0.81)        (0.70)       (0.68)         (0.93)       (0.79)
                                                      ----------------------------------------------------------------
   Redemption fees                                           -             -            -              -            -

NET ASSET VALUE, END OF PERIOD                        $  11.24     $   11.64    $   11.91     $    12.13    $   12.45
======================================================================================================================
TOTAL RETURN(2)                                           3.73%         3.69%        3.88%          4.93%       11.70%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 36,331     $  56,312    $  51,548     $   37,099    $  50,283
   Ratio of expenses to average net assets(6)             0.73%         0.73%        0.87%          0.74%        0.67%
   Ratio of net investment income to average
     net assets                                           6.90%         5.36%        5.04%          4.46%        5.26%
Portfolio turnover rate                                 102.65%        93.26%      125.84%        105.58%       93.56%

======================================================================================================================
INVESTOR CLASS SHARES                                   2006          2005         2004           2003         2002
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.63     $   11.91    $   12.13     $    12.45    $   11.89

   Net investment income (loss)(1)                        0.75          0.61         0.53           0.50         0.58
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.39)        (0.22)       (0.13)          0.04          0.71
                                                      ----------------------------------------------------------------
Total from investment operations                          0.36          0.39         0.40           0.54         1.29

Distributions from net investment income                 (0.76)        (0.63)       (0.53)         (0.50)       (0.58)
Distributions from capital gains                             -         (0.04)       (0.09)         (0.36)       (0.15)
                                                      ----------------------------------------------------------------
Total distributions                                      (0.76)        (0.67)       (0.62)         (0.86)       (0.73)
                                                      ----------------------------------------------------------------
   Redemption fees                                           -             -            -              -            -
NET ASSET VALUE, END OF PERIOD                        $  11.23     $   11.63    $   11.91     $    12.13    $   12.45
======================================================================================================================
TOTAL RETURN(2)                                           3.30%         3.36%        3.37%          4.41%       11.15%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,646     $   1,552    $     982     $    6,745    $   7,575
   Ratio of expenses to average net assets(6)             1.15%         0.97%        1.38%          1.24%        1.16%
   Ratio of net investment income to average
     net assets                                           6.64%         5.12%        4.23%          3.96%        4.77%
Portfolio turnover rate                                 102.65%        93.26%      125.84%        105.58%       93.56%

--------------------------------------------------------------------------------
144                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006         2005          2004          2003        2002(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.63     $   11.91    $   12.12     $    12.45    $   12.47

   Net investment income (loss)(1)                        0.70          0.52         0.47           0.43            -
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.40)        (0.22)       (0.12)          0.05        (0.02)
                                                      -----------------------------------------------------------------
Total from investment operations                          0.30          0.30         0.35           0.48        (0.02)

   Distributions from net investment income              (0.70)        (0.54)       (0.47)         (0.45)           -
   Distributions from capital gains                          -         (0.04)       (0.09)         (0.36)           -
   Distributions in excess of capital gains                  -             -            -              -
                                                      -----------------------------------------------------------------
Total distributions                                      (0.70)        (0.58)       (0.56)         (0.81)           -
                                                      -----------------------------------------------------------------
   Redemption fees                                           -             -            -              -

NET ASSET VALUE, END OF PERIOD                        $  11.23     $   11.63    $   11.91     $    12.12    $   12.45
=======================================================================================================================
TOTAL RETURN(2)                                           2.76%         2.59%        2.95%          3.86%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  5,119     $     846    $     865     $    1,320    $     621
   Ratio of expenses to average net assets(6)             1.74%         1.73%        1.87%          1.76%        0.00%*
   Ratio of net investment income to average
      net assets                                          6.08%         4.37%        3.96%          3.44%        0.00%*
Portfolio turnover rate                                 102.65%        93.26%      125.84%        105.58%       93.56%

=======================================================================================================================
A CLASS SHARES                                          2006          2005         2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.63     $   11.90    $   12.12     $    12.53
   Net investment income (loss)(1)                        0.93          0.69         0.65           0.12
   Net realized and unrealized gain (loss)
     on investments(1,7)                                 (0.08)        (0.30)       (0.22)         (0.04)
                                                      -----------------------------------------------------------------
Total from investment operations                          0.85          0.39         0.43           0.08

   Distributions from net investment income              (0.78)        (0.62)       (0.56)         (0.13)
   Distributions from capital gains                          -         (0.04)       (0.09)         (0.36)
   Distributions in excess of capital gains                  -             -            -              -
                                                      -----------------------------------------------------------------
Total distributions                                      (0.78)        (0.66)       (0.65)         (0.49)
                                                      -----------------------------------------------------------------
   Redemption fees                                           -             -            -              -
NET ASSET VALUE, END OF PERIOD                        $  11.70     $   11.63    $   11.90     $    12.12
=======================================================================================================================
TOTAL RETURN(2,5,7)                                       3.39%         3.37%        3.64%          0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       1    $      21    $      42     $        1
   Ratio of expenses to average net assets(6)             0.99%         0.98%        1.12%          1.59%*
   Ratio of net investment income (loss) to
     average net assets                                   7.23%         5.30%        4.93%          3.98%*
Portfolio turnover rate                                 102.65%        93.26%      125.84%        105.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7) Net realized gain/loss includes $.48 per share attributable to the effects of using the NAV rounded to two decimal points to execute shareholder transactions on 12/29/2006. The use of the rounded NAV increased the NAV per share to $11.70 for financial reporting purposes on 12/31/2006. Total return reflects the NAV used to execute shareholder transactions on 12/29/2006.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    145

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2006         2005         2004           2003         2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.76     $   11.98    $   12.18     $    12.34    $   12.12

   Net investment income (loss)(1)                        0.57          0.46         0.45           0.43         0.56
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.13)        (0.18)       (0.19)         (0.16)        0.22
                                                      ----------------------------------------------------------------
Total from investment operations                          0.44          0.28         0.26           0.27         0.78

   Distributions from net investment income              (0.58)        (0.50)       (0.46)         (0.43)       (0.56)
   Distributions from capital gains                          -             -            -              -            -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.58)        (0.50)       (0.46)         (0.43)       (0.56)
                                                      ----------------------------------------------------------------
   Redemption fees                                           -             -            -              -            -

NET ASSET VALUE, END OF PERIOD                        $  11.62     $   11.76    $   11.98     $    12.18    $   12.34
======================================================================================================================
TOTAL RETURN(2)                                           3.86%         2.38%        2.16%          2.19%        6.64%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $107,195     $  95,933    $  68,402     $   80,613    $  42,639
   Ratio of expenses to average net assets(6)             0.71%         0.73%        0.64%          0.63%        0.64%
   Ratio of net investment income to average
     net assets                                           4.86%         3.99%        3.70%          3.54%        4.62%
Portfolio turnover rate                                  52.95%        42.14%       74.14%         86.10%       50.96%

======================================================================================================================
INVESTOR CLASS SHARES                                   2006          2005         2004           2003         2002
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.76     $   11.98    $   12.18     $    12.34    $   12.11

   Net investment income (loss)(1)                        0.54          0.43         0.38           0.39         0.50
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.12)        (0.20)       (0.18)         (0.18)        0.23
                                                      ----------------------------------------------------------------
Total from investment operations                          0.42          0.23         0.20           0.21         0.73

   Distributions from net investment income              (0.56)        (0.45)       (0.40)         (0.37)       (0.50)
   Distributions from capital gains                          -             -            -              -            -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.56)        (0.45)       (0.40)         (0.37)       (0.50)
                                                      ----------------------------------------------------------------
   Redemption fees                                           -             -            -              -            -
NET ASSET VALUE, END OF PERIOD                        $  11.62     $   11.76    $   11.98     $    12.18    $   12.34
======================================================================================================================
TOTAL RETURN(2)                                           3.68%         2.02%        1.71%          1.74%        6.21%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    729     $   1,261    $   1,730     $    6,968    $   7,453
   Ratio of expenses to average net assets(6)             0.87%         1.06%        1.08%          1.11%        1.12%
   Ratio of net investment income to average
     net assets                                           4.68%         3.65%        2.99%          3.15%        4.13%
Portfolio turnover rate                                  52.95%        42.14%       74.14%         86.10%       50.96%

--------------------------------------------------------------------------------
146                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006         2005          2004          2003        2002(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.75     $   11.97    $   12.17     $    12.33    $   12.34

   Net investment income (loss)(1)                        0.42          0.36         0.34           0.30            -
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.11)        (0.20)       (0.19)         (0.16)       (0.01)
                                                      -----------------------------------------------------------------
Total from investment operations                          0.31          0.16         0.15           0.14        (0.01)

   Distributions from net investment income              (0.46)        (0.38)       (0.35)         (0.30)           -
   Distributions from capital gains                          -             -            -              -            -
   Distributions in excess of capital gains                  -             -            -              -            -
                                                      -----------------------------------------------------------------
Total distributions                                      (0.46)        (0.38)       (0.35)         (0.30)           -
                                                      -----------------------------------------------------------------
   Redemption fees                                           -             -            -              -

NET ASSET VALUE, END OF PERIOD                        $  11.60     $   11.75    $   11.97     $    12.17    $   12.33
=======================================================================================================================
TOTAL RETURN(2)                                           2.69%         1.39%        1.21%          1.18%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,290     $   4,176    $   3,782     $    2,739    $     606
   Ratio of expenses to average net assets(6)             1.67%         1.73%        1.65%          1.63%        0.00%*
   Ratio of net investment income to average
     net assets                                           3.85%         2.99%        2.78%          2.48%        0.00%*
Portfolio turnover rate                                  52.95%        42.14%       74.14%         86.10%       50.96%

=======================================================================================================================
A CLASS SHARES                                            2006          2005         2004       2003(4)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.74     $   11.96    $   12.17     $    12.24

   Net investment income (loss)(1)                        0.56          0.44         0.43           0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                   (0.16)        (0.19)       (0.21)         (0.06)
                                                      -----------------------------------------------------------------
Total from investment operations                          0.40          0.25         0.22           0.01

   Distributions from net investment income              (0.55)        (0.47)       (0.43)         (0.08)
   Distributions from capital gains                          -             -            -              -
   Distributions in excess of capital gains                  -             -            -              -
                                                      -----------------------------------------------------------------
Total distributions                                      (0.55)        (0.47)       (0.43)         (0.08)
                                                      -----------------------------------------------------------------
   Redemption fees                                           -             -            -              -
NET ASSET VALUE, END OF PERIOD                        $  11.59     $   11.74    $   11.96     $    12.17
=======================================================================================================================
TOTAL RETURN(2,5)                                         3.53%         2.13%        1.86%          0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     97     $      23    $      22     $        1
   Ratio of expenses to average net assets(6)             0.97%         0.98%        0.99%          1.19%*
   Ratio of net investment income to average
     net assets                                           4.66%         3.75%        3.86%          2.39%*
Portfolio turnover rate                                  52.95%        42.14%       74.14%         86.10%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    147

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2006          2005          2004            2003         2002
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.39   $     12.65    $     12.69   $     13.00   $      12.69

   Net investment income (loss)(1)                           0.52          0.45           0.46          0.38           0.60
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.05)        (0.20)          0.02         (0.08)          0.38
                                                      ----------------------------------------------------------------------
Total from investment operations                             0.47          0.25           0.48          0.30           0.98

   Distributions from net investment income                 (0.58)        (0.49)         (0.45)        (0.36)         (0.61)
   Distributions from capital gains                         (0.07)        (0.02)         (0.07)        (0.25)         (0.06)
                                                      ----------------------------------------------------------------------
Total distributions                                         (0.65)        (0.51)         (0.52)        (0.61)         (0.67)
                                                      ----------------------------------------------------------------------
   Redemption fees                                              -             -              -             -              -

NET ASSET VALUE, END OF PERIOD                        $     12.21   $     12.39    $     12.65   $     12.69   $      13.00
============================================================================================================================
TOTAL RETURN(2)                                              3.92%         1.96%          3.87%         2.34%          7.90%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    48,202   $   158,056    $   163,913   $   159,367   $    173,978
   Ratio of expenses to average net assets(6)                1.00%         0.92%          0.81%         0.84%          0.84%
   Ratio of net investment income to average
     net assets                                              4.24%         3.56%          3.65%         2.93%          4.69%
   Portfolio turnover rate                                 578.95%       474.16%        324.40%       425.28%        294.60%
============================================================================================================================
INVESTOR CLASS SHARES                                    2006           2005            2004          2003         2002
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.38   $     12.64    $     12.69   $     13.05   $      12.69

   Net investment income (loss)(1)                           0.45          0.41           0.40          0.32           0.61
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.03)        (0.20)          0.02         (0.09)          0.33
                                                      ----------------------------------------------------------------------
Total from investment operations                             0.42          0.21           0.42          0.23           0.94

   Distributions from net investment income                 (0.52)        (0.45)         (0.40)        (0.34)         (0.52)
   Distributions from capital gains                         (0.07)        (0.02)         (0.07)        (0.25)         (0.06)
                                                      ----------------------------------------------------------------------
Total distributions                                         (0.59)        (0.47)         (0.47)        (0.59)         (0.58)
                                                      ----------------------------------------------------------------------
   Redemption fees                                              -             -              -             -              -

NET ASSET VALUE, END OF PERIOD                        $     12.21   $     12.38    $     12.64   $     12.69   $      13.05
============================================================================================================================
TOTAL RETURN(2)                                              3.55%         1.59%          3.40%         1.80%          7.57%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       894   $     1,111    $     1,226   $     1,362   $      2,137
   Ratio of expenses to average net assets(6)                1.56%         1.22%          1.29%         1.32%          1.31%
   Ratio of net investment income to average
     net assets                                              3.72%         3.25%          3.16%         2.45%          4.54%
Portfolio turnover rate                                    578.95%       474.16%        324.40%       425.28%        294.60%

--------------------------------------------------------------------------------
148                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2006          2005          2004          2003          2002(3)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.40   $     12.67    $     12.71   $     13.00   $      13.01

   Net investment income (loss)(1)                           0.38          0.33           0.33          0.25              -
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.03)        (0.21)          0.03         (0.08)         (0.01)
                                                      -----------------------------------------------------------------------
Total from investment operations                             0.35          0.12           0.36          0.17          (0.01)

   Distributions from net investment income                 (0.45)        (0.37)         (0.33)        (0.24)             -
   Distributions from capital gains                         (0.07)       ( 0.02)         (0.07)        (0.22)             -
   Distributions in excess of capital gains                     -             -              -             -              -
                                                      -----------------------------------------------------------------------
Total distributions                                         (0.52)        (0.39)         (0.40)        (0.46)             -
                                                      -----------------------------------------------------------------------
   Redemption fees                                              -             -              -             -              -

NET ASSET VALUE, END OF PERIOD                        $     12.23   $     12.40    $     12.67   $     12.71   $      13.00
=============================================================================================================================
TOTAL RETURN(2)                                              2.94%         0.90%          2.85%         1.30%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       778         1,522    $     1,015   $     1,401   $        631
   Ratio of expenses to average net assets(6)                2.10%         1.92%          1.81%         1.85%          0.00%*
   Ratio of net investment income to average
     net assets                                              3.13%         2.58%          2.63%         1.92%          0.00%*
Portfolio turnover rate                                    578.95%       474.16%        324.40%       425.28%        294.60%

=============================================================================================================================
A CLASS SHARES                                            2006          2005          2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.38   $     12.64    $     12.68   $     12.91

   Net investment income (loss)(1)                           0.52          0.42           0.46          0.09
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.08)        (0.20)         (0.01)            -
                                                      -----------------------------------------------------------------------
Total from investment operations                             0.44          0.22           0.45          0.09

   Distributions from net investment income                 (0.55)        (0.46)         (0.42)        (0.10)
   Distributions from capital gains                         (0.07)        (0.02)         (0.07)        (0.22)
   Distributions in excess of capital gains                     -             -              -             -
                                                      -----------------------------------------------------------------------
Total distributions                                         (0.62)        (0.48)         (0.49)        (0.32)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     12.20   $     12.38    $     12.64   $     12.68
=============================================================================================================================
TOTAL RETURN(2,5)                                            3.67%         1.72%          3.63%         0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $        11   $       144    $        71   $         1
   Ratio of expenses to average net assets(6)                1.39%         1.18%          1.06%         1.59%*
   Ratio of net investment income to average
     net assets                                              3.92%         3.38%          3.40%         2.78*
Portfolio turnover rate                                    578.95%       474.16%        324.40%       425.28%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    149

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                          2006         2005          2004(3)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.87   $     11.96    $     12.00

   Net investment income (loss)(1)                           0.43          0.31           0.09
   Net realized and unrealized gain (loss)
     on investments(1)                                       0.08         (0.07)         (0.04)
                                                      ----------------------------------------------------------------------
Total from investment operations                             0.51          0.24           0.05

   Distributions from net investment income                 (0.46)        (0.33)         (0.09)
   Distributions from capital gains                             -             -              -
   Distributions in excess of capital gains                     -             -              -
                                                      ----------------------------------------------------------------------
Total distributions                                         (0.46)        (0.33)         (0.09)
                                                      ----------------------------------------------------------------------
   Redemption fees                                              -             -              -

NET ASSET VALUE, END OF PERIOD                        $     11.92   $     11.87    $     11.96
============================================================================================================================
TOTAL RETURN(2)                                              4.36%         2.00%          0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    54,721    $   58,140    $    58,963
   Ratio of expenses to average net assets(4)                0.65%         0.58%          0.57%*
   Ratio of net investment income to average
     net assets                                              3.60%         2.61%          1.66%*
Portfolio turnover rate                                     40.85%        65.48%         29.46%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Fund commenced operations on July 6, 2004.
(4)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
150                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2006          2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      1.00   $      1.00    $      1.00    $      1.00    $      1.00

   Net investment income(1)                                  0.04          0.03           0.01           0.01           0.01
   Distributions from net investment income                 (0.04)        (0.03)         (0.01)         (0.01)         (0.01)
                                                      -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
=============================================================================================================================
TOTAL RETURN(2)                                              4.49%         2.75%          0.93%          0.72%          1.45%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 1,433,080   $ 1,266,322    $ 1,260,063    $ 1,175,275    $ 1,249,928
   Ratio of gross expenses to average net assets(7)          0.47%         0.45%          0.46%          0.46%          0.46%
   Ratio of net expenses to average net assets(7)            0.47%         0.45%          0.46%          0.46%          0.46%
   Ratio of net investment income to average
      net assets                                             4.37%         2.68%          0.94%          0.72%          1.43%

=============================================================================================================================
INVESTOR CLASS SHARES                                     2006          2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $      1.00   $      1.00    $      1.00    $      1.00    $      1.00

   Net investment income(1)                                  0.04          0.02           0.01           0.00(5)        0.01

   Distributions from net investment income                 (0.04)        (0.02)         (0.01)          0.00(5)       (0.01)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
=============================================================================================================================
TOTAL RETURN(2)                                              3.97%         2.27%          0.68%          0.35%          0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     9,286   $     6,355    $    12,689    $    15,832    $    20,228
   Ratio of gross expenses to average net assets(7)          0.98%         0.91%          0.71%          0.85%          0.97%
   Ratio of net expenses to average net assets(7)            0.98%         0.91%          0.71%          0.85%          0.97%
   Ratio of net investment income to average
      net assets                                             3.89%         2.19%          0.63%          0.35%          0.88%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    151

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2006          2005           2004           2003          2002(3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      1.00   $      1.00    $      1.00    $      1.00    $      1.00

   Net investment income (loss)(1)                           0.03          0.02           0.01           0.00(5)        0.00(5)

   Distributions from net investment income                 (0.03)        (0.02)         (0.01)          0.00(5)        0.00(5)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $      1.00   $      1.00    $      1.00    $      1.00    $      1.00
===============================================================================================================================
TOTAL RETURN(2)                                              3.45%         1.91%          0.68%          0.35%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     2,808   $     2,014    $     1,989    $       747    $       302
   Ratio of gross expenses to average net assets(7)          1.47%         1.29%          0.71%          0.81%          0.00%*
   Ratio of net expenses to average net assets(7)            1.47%         1.29%          0.71%          0.81%          0.00%*
   Ratio of net investment income to average
      net assets                                             3.42%         1.88%          0.79%          0.35%          0.00%*

===============================================================================================================================
A CLASS SHARES                                            2006          2005           2004           2003(4)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $      1.00   $      1.00    $      1.00    $      1.00

   Net investment income (loss)(1)                           0.04          0.03           0.01           0.00(5)

   Distributions from net investment income                 (0.04)        (0.03)         (0.01)          0.00(5)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $      1.00   $      1.00    $      1.00    $      1.00
===============================================================================================================================
TOTAL RETURN(2,6)                                            4.27%         2.54%          0.68%          0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       290   $       109    $        49    $        10
   Ratio of gross expenses to average net assets(7)          0.70%         0.65%          0.72%          0.71%*
   Ratio of net expenses to average net assets(7)            0.70%         0.65%          0.72%          0.71%*
   Ratio of net investment income to average
      net assets                                             4.30%         2.63%          0.94%          0.40%*

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than ($0.005) per share.
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
152                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2006          2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     14.94   $     15.17    $     15.29    $     15.19    $     15.09

   Net investment income (loss)(1)                           0.73          0.60           0.50           0.53           0.69
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.10)        (0.23)         (0.09)          0.17           0.14
                                                      -----------------------------------------------------------------------
Total from investment operations                             0.63          0.37           0.41           0.70           0.83

   Distributions from net investment income                 (0.73)        (0.59)         (0.49)         (0.53)         (0.69)
   Distributions from capital gains                             -         (0.01)         (0.04)         (0.07)         (0.03)
   Distributions from return of capital                         -             -              -              -          (0.01)
                                                      -----------------------------------------------------------------------
Total distributions                                         (0.73)        (0.60)         (0.53)         (0.60)         (0.73)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     14.84   $     14.94    $     15.17    $     15.29    $     15.19
=============================================================================================================================
TOTAL RETURN(2)                                              4.32%         2.38%          2.83%          4.68%          5.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    10,440   $     8,415    $     7,410    $     7,313    $     9,689
   Ratio of gross expenses to average net assets             0.35%         0.36%          0.42%          0.29%          0.24%
   Ratio of net expenses to average net assets               0.20%         0.20%          0.20%          0.10%          0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  4.76%         3.79%          3.06%          3.30%          4.43%
   Ratio of net investment income to average net
      assets                                                 4.91%         3.94%          3.28%          3.49%          4.56%
   Portfolio turnover rate                                  14.19%        19.91%         33.21%         52.48%         50.44%

=============================================================================================================================
INVESTOR CLASS SHARES                                     2006          2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     14.93   $     15.17    $     15.29    $     15.19    $     15.09

   Net investment income (loss)(1)                           0.65          0.52           0.42           0.46           0.63
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.10)        (0.23)         (0.08)          0.16           0.13
                                                      -----------------------------------------------------------------------
Total from investment operations                             0.55          0.29           0.34           0.62           0.76

   Distributions from net investment income                 (0.65)        (0.52)         (0.42)         (0.45)         (0.62)
   Distributions from capital gains                             -         (0.01)         (0.04)         (0.07)         (0.03)
   Distributions from return of capital                         -             -              -              -          (0.01)
                                                      -----------------------------------------------------------------------
Total distributions                                         (0.65)        (0.53)         (0.46)         (0.52)         (0.66)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     14.83   $     14.93    $     15.17    $     15.29    $     15.19
=============================================================================================================================
TOTAL RETURN(2)                                              3.81%         1.92%          2.28%          4.17%          5.16%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     3,037   $     3,399    $     3,266    $     3,015    $     2,840
   Ratio of gross expenses to average net assets             0.83%         0.82%          0.92%          0.79%          0.74%
   Ratio of net expenses to average net assets               0.69%         0.66%          0.70%          0.60%          0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  4.23%         3.32%          2.54%          2.78%          4.05%
   Ratio of net investment income to average
      net assets                                             4.37%         3.48%          2.77%          2.96%          4.18%
   Portfolio turnover rate                                  14.19%        19.91%         33.21%         52.48%         50.44%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    153

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2006          2005           2004           2003          2002(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     14.91   $     15.15    $     15.28    $     15.18    $     15.19

   Net investment income (loss)(1)                           0.60          0.44           0.37           0.33              -
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.12)        (0.23)         (0.11)          0.21          (0.01)
                                                      ------------------------------------------------------------------------
Total from investment operations                             0.48          0.21           0.26           0.54          (0.01)

   Distributions from net investment income                 (0.58)        (0.44)         (0.35)         (0.37)             -
   Distributions from capital gains                             -         (0.01)         (0.04)         (0.07)             -
   Distributions in excess of capital gains                     -             -              -              -              -
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.58)        (0.45)         (0.39)         (0.44)             -
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     14.81   $     14.91    $     15.15    $     15.28    $     15.18
==============================================================================================================================
TOTAL RETURN(2)                                              3.31%         1.38%          1.77%          3.62%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     3,033   $     1,546    $     1,529    $       448    $         1
   Ratio of gross expenses to average net assets             1.40%         1.36%          1.43%          1.29%          0.00%*
   Ratio of net expenses to average net assets               1.20%         1.20%          1.20%          1.10%          0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  3.79%         2.79%          2.20%          2.08%          0.00%*
   Ratio of net investment income to average
      net assets                                             3.99%         2.95%          2.43%          2.27%          0.00%*
Portfolio turnover rate                                     14.19%        19.91%         33.21%         52.48%         50.44%

==============================================================================================================================
A CLASS SHARES                                            2006          2005           2004           2003(4)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     14.92   $     15.17    $     15.29    $     15.32

   Net investment income (loss)(1)                           0.73          0.56           0.50           0.10
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.12)        (0.25)         (0.12)          0.04
                                                      ------------------------------------------------------------------------
Total from investment operations                             0.61          0.31           0.38           0.14

   Distributions from net investment income                 (0.69)        (0.55)         (0.46)         (0.10)
   Distributions from capital gains                             -         (0.01)         (0.04)         (0.07)
   Distributions in excess of capital gains                     -             -              -              -
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.69)        (0.56)         (0.50)         (0.17)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     14.84   $     14.92    $     15.17    $     15.29
==============================================================================================================================
TOTAL RETURN(2,5)                                            4.13%         2.06%          2.53%          0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       617   $       720    $       581    $       150
   Ratio of gross expenses to average net assets             0.54%         0.61%          0.68%          1.11%*
   Ratio of net expenses to average net assets               0.45%         0.45%          0.45%          0.37%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  4.62%         3.57%          2.93%          4.04%*
   Ratio of net investment income to average
      net assets                                             4.71%         3.73%          3.16%          4.78%*
Portfolio turnover rate                                     14.19%        19.91%         33.21%         52.48%

--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
154                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2006          2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     15.57   $     15.38    $     14.83    $     13.48    $     14.32

   Net investment income (loss)(1)                           0.56          0.45           0.39           0.40           0.47
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.71          0.20           0.55           1.40          (0.82)
                                                      ------------------------------------------------------------------------
Total from investment operations                             1.27          0.65           0.94           1.80          (0.35)

   Distributions from net investment income                 (0.56)        (0.45)         (0.37)         (0.39)         (0.46)
   Distributions from capital gains                         (0.01)        (0.01)         (0.02)         (0.06)         (0.03)
   Distributions in excess of capital gains                     -             -              -              -              -
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.57)        (0.46)         (0.39)         (0.45)         (0.49)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     16.27   $     15.57    $     15.38    $     14.83    $     13.48
==============================================================================================================================
TOTAL RETURN(2)                                              8.33%         4.29%          6.45%         13.56%         (2.45)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    15,923   $    14,277    $    12,381    $     8,693    $     5,224
   Ratio of gross expenses to average net assets             0.28%         0.28%          0.33%          0.30%          0.28%
   Ratio of net expenses to average net assets               0.20%         0.20%          0.20%          0.10%          0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  3.44%         2.87%          2.45%          2.64%          3.33%
   Ratio of net investment income to average
      net assets                                             3.52%         2.95%          2.58%          2.84%          3.50%
Portfolio turnover rate                                     19.31%        11.49%         19.76%         26.08%         24.38%

==============================================================================================================================
INVESTOR CLASS SHARES                                     2006          2005           2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     15.57   $     15.37    $     14.83    $     13.48    $     14.32

   Net investment income (loss)(1)                           0.49          0.37           0.31           0.33           0.41
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.69          0.22           0.55           1.40          (0.82)
                                                      ------------------------------------------------------------------------
Total from investment operations                             1.18          0.59           0.86           1.73          (0.41)

   Distributions from net investment income                 (0.48)        (0.38)         (0.30)         (0.32)         (0.40)
   Distributions from capital gains                         (0.01)        (0.01)         (0.02)         (0.06)         (0.03)
   Distributions in excess of capital gains                     -             -              -              -              -
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.49)        (0.39)         (0.32)         (0.38)         (0.43)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     16.26   $     15.57    $     15.37    $     14.83    $     13.48
==============================================================================================================================
TOTAL RETURN(2)                                              7.76%         3.89%          5.88%         13.00%         (2.92)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     5,263   $     2,740    $     4,602    $     3,818    $     3,473
   Ratio of gross expenses to average net assets             0.78%         0.72%          0.83%          0.80%          0.78%
   Ratio of net expenses to average net assets               0.69%         0.64%          0.70%          0.60%          0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly
      by the manager) to average net assets                  3.01%         2.31%          1.93%          2.15%          2.82%
   Ratio of net investment income to average
      net assets                                             3.10%         2.39%          2.06%          2.35%          3.00%
Portfolio turnover rate                                     19.31%        11.49%         19.76%         26.08%         24.38%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    155

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006         2005         2004         2003         2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.52     $  15.33     $  14.81     $  13.48     $    13.47

   Net investment income (loss)(1)                        0.40         0.30         0.27         0.27              -
   Net realized and unrealized gain (loss)
     on investments(1)                                    0.70         0.20         0.51         1.37           0.01
                                                      ----------------------------------------------------------------
Total from investment operations                          1.10         0.50         0.78         1.64           0.01

   Distributions from net investment income              (0.40)       (0.30)       (0.24)       (0.25)             -
   Distributions from capital gains                      (0.01)       (0.01)       (0.02)       (0.06)             -
   Distributions in excess of capital gains                  -            -           -             -              -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.41)       (0.31)       (0.26)       (0.31)             -
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  16.21     $  15.52     $  15.33     $  14.81     $    13.48
======================================================================================================================
TOTAL RETURN(2)                                           7.22%        3.29%        5.32%       12.42%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 10,376     $  8,856     $  6,755     $  1,221     $        1
   Ratio of gross expenses to average net assets          1.27%        1.28%        1.33%        1.30%          0.00%*
   Ratio of net expenses to average net assets            1.20%        1.20%        1.20%        1.10%          0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       2.44%        1.86%        1.66%        1.73%          0.00%*
   Ratio of net investment income to average
     net assets                                           2.51%        1.94%        1.79%        1.93%          0.00%*
Portfolio turnover rate                                  19.31%       11.49%       19.76%       26.08%         24.38%

======================================================================================================================
A CLASS SHARES                                          2006         2005         2004        2003(4)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.56     $  15.37     $  14.83     $  14.33

   Net investment income (loss)(1)                        0.52         0.40         0.37         0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                    0.68         0.20         0.52         0.57
                                                      ----------------------------------------------------------------
Total from investment operations                          1.20         0.60         0.89         0.64

   Distributions from net investment income              (0.50)       (0.40)       (0.33)       (0.08)
   Distributions from capital gains                      (0.01)       (0.01)       (0.02)       (0.06)
   Distributions in excess of capital gains                  -            -            -            -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.51)       (0.41)       (0.35)       (0.14)
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  16.25     $  15.56     $  15.37     $  14.83
======================================================================================================================
TOTAL RETURN(2,5)                                         7.96%        3.94%        6.05%        4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,787     $  3,437     $  2,332     $     47
   Ratio of gross expenses to average net assets          0.59%        0.63%        0.68%        1.25%*
   Ratio of net expenses to average net assets            0.55%        0.55%        0.55%        0.45%*
   Ratio of net investment income (loss)                                                              %
     (excluding expenses paid directly by the
     manager) to average net assets                       3.14%        2.54%        2.23%        1.82*
   Ratio of net investment income to average
     net assets                                           3.18%        2.62%        2.36%        2.61%*
Portfolio turnover rate                                  19.31%       11.49%       19.76%       26.08%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
156                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2006         2005         2004         2003          2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.89     $  15.38     $  14.40     $  12.38     $    13.85

   Net investment income (loss)(1)                        0.45         0.36         0.31         0.33           0.37
   Net realized and unrealized gain (loss)
     on investments(1)                                    1.24         0.51         0.96         2.05          (1.47)
                                                      ----------------------------------------------------------------
Total from investment operations                          1.69         0.87         1.27         2.38          (1.10)

   Distributions from net investment income              (0.44)       (0.36)       (0.29)       (0.33)         (0.35)
   Distributions from capital gains                      (0.00)(6)        -         0.00(6)     (0.03)         (0.02)
   Distributions in excess of capital gains                  -            -            -            -              -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.44)       (0.36)       (0.29)       (0.36)         (0.37)
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  17.14     $  15.89     $  15.38     $  14.40     $    12.38
======================================================================================================================
TOTAL RETURN(2)                                          10.81%        5.72%        9.00%       19.52%         (7.94)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 53,958     $ 35,693     $ 27,584     $ 19,354     $   12,089
   Ratio of gross expenses to average net assets          0.23%        0.22%        0.26%        0.23%          0.23%
   Ratio of net expenses to average net assets            0.20%        0.20%        0.20%        0.10%          0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       2.70%        2.29%        2.04%        2.34%          2.71%
   Ratio of net investment income to average
     net assets                                           2.73%        2.31%        2.11%        2.46%          2.83%
Portfolio turnover rate                                  13.27%        3.20%       20.59%       19.58%         21.72%

======================================================================================================================
INVESTOR CLASS SHARES                                   2006         2005         2004         2003           2002
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.88     $  15.38     $  14.39     $  12.38     $    13.85

   Net investment income (loss)(1)                        0.36         0.29         0.23         0.26           0.30
   Net realized and unrealized gain (loss)
     on investments(1)                                    1.25         0.49         0.98         2.05          (1.46)
                                                      ----------------------------------------------------------------
Total from investment operations                          1.61         0.78         1.21         2.31          (1.16)

   Distributions from net investment income              (0.36)       (0.28)       (0.22)       (0.27)         (0.29)
   Distributions from capital gains                      (0.00)(6)        -         0.00(6)     (0.03)         (0.02)
   Distributions in excess of capital gains                  -            -            -            -              -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.36)       (0.28)       (0.22)       (0.30)         (0.31)
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  17.13     $  15.88     $  15.38     $  14.39     $    12.38
======================================================================================================================
TOTAL RETURN(2)                                          10.29%        5.24%        8.49%       18.86%         (8.40)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 12,970     $ 12,161     $  7,219     $  6,994     $    6,492
   Ratio of gross expenses to average net assets          0.71%        0.69%        0.75%        0.73%          0.73%
   Ratio of net expenses to average net assets            0.69%        0.67%        0.69%        0.60%          0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       2.18%        1.82%        1.53%        1.83%          2.21%
   Ratio of net investment income to average
     net assets                                           2.20%        1.84%        1.59%        1.96%          2.34%
Portfolio turnover rate                                  13.27%        3.20%       20.59%       19.58%         21.72%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    157

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2006         2005         2004         2003         2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.86     $  15.36     $  14.38     $  12.37     $    12.36

   Net investment income (loss)(1)                        0.28         0.20         0.17         0.20              -
   Net realized and unrealized gain (loss)
     on investments(1)                                    1.25         0.51         0.97         2.05           0.01
                                                      ----------------------------------------------------------------
Total from investment operations                          1.53         0.71         1.14         2.25           0.01

   Distributions from net investment income              (0.28)       (0.21)       (0.16)       (0.21)             -
   Distributions from capital gains                      (0.00(6)         -         0.00(6)     (0.03)             -
   Distributions in excess of capital gains                  -            -            -            -              -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.28)       (0.21)       (0.16)       (0.24)             -
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  17.11     $  15.86     $  15.36     $  14.38     $    12.37
======================================================================================================================
TOTAL RETURN(2)                                           9.75%        4.64%        8.01%       18.33%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 21,272     $ 16,448     $ 11,900     $  5,192     $        1
   Ratio of gross expenses to average net assets          1.22%        1.22%        1.26%        1.23%          0.00%*
   Ratio of net expenses to average net assets            1.20%        1.20%        1.20%        1.10%          0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       1.69%        1.28%        1.14%        1.37%          0.00%*
   Ratio of net investment income to average
     net assets                                           1.71%        1.30%        1.20%        1.50%          0.00%*
   Portfolio turnover rate                               13.27%        3.20%       20.59%       19.58%         21.72%
======================================================================================================================
A CLASS SHARES                                          2006         2005         2004        2003(4)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.88     $  15.37     $  14.39     $  13.56

   Net investment income (loss)(1)                        0.39         0.30         0.29         0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                    1.25         0.51         0.94         0.86
                                                      ----------------------------------------------------------------
Total from investment operations                          1.64         0.81         1.23         0.93

   Distributions from net investment income              (0.39)       (0.30)       (0.25)       (0.07)
   Distributions from capital gains                      (0.00)(6)        -         0.00(6)     (0.03)
   Distributions in excess of capital gains                  -            -            -            -
                                                      ----------------------------------------------------------------
Total distributions                                      (0.39)       (0.30)       (0.25)       (0.10)
                                                      ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  17.13     $  15.88     $  15.37     $  14.39
======================================================================================================================
TOTAL RETURN(2,5)                                        10.45%        5.37%        8.69%        6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 10,820     $  6,450     $  4,416     $    276
   Ratio of gross expenses to average net assets          0.58%        0.57%        0.61%        0.97%*
   Ratio of net expenses to average net assets            0.55%        0.55%        0.55%        0.46%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       2.38%        1.95%        1.95%        2.79%*
   Ratio of net investment income to average
     net assets                                           2.41%        1.97%        2.01%        3.30%*
   Portfolio turnover rate                               13.27%        3.20%       20.59%       19.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   Less than ($0.005) per share
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
158                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                     2006           2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     15.97    $     15.32    $     14.15    $     11.86    $     13.65

   Net investment income (loss)(1)                          0.38           0.31           0.27           0.28           0.31
   Net realized and unrealized gain (loss)
      on investments(1)                                     1.51           0.65           1.17           2.31          (1.78)
                                                     -------------------------------------------------------------------------
Total from investment operations                            1.89           0.96           1.44           2.59          (1.47)

   Distributions from net investment income                (0.37)         (0.30)         (0.25)         (0.27)         (0.31)
   Distributions from capital gains                        (0.00)(6)      (0.01)         (0.02)         (0.03)         (0.01)
   Distributions in excess of capital gains                    -              -              -              -              -
                                                     -------------------------------------------------------------------------
Total distributions                                        (0.37)         (0.31)         (0.27)         (0.30)         (0.32)
                                                     -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     17.49    $     15.97    $     15.32    $     14.15    $     11.86
==============================================================================================================================
TOTAL RETURN(2)                                            11.96%          6.43%         10.21%         22.09%        (10.84)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    54,430    $    45,890    $    34,118    $    22,173    $    16,703
   Ratio of gross expenses to average net assets            0.22%          0.20%          0.25%          0.23%          0.24%
   Ratio of net expenses to average net assets              0.20%          0.20%          0.20%          0.10%          0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                        2.23%          2.03%          1.82%          2.06%          2.30%
   Ratio of net investment income to average
      net assets                                            2.25%          2.03%          1.88%          2.19%          2.44%
   Portfolio turnover rate                                 14.32%          1.95%         12.74%         19.56%         32.07%

==============================================================================================================================
INVESTOR CLASS SHARES                                    2006           2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $     15.96    $     15.31    $     14.14    $     11.86    $     13.65

   Net investment income (loss)(1)                          0.27           0.24           0.19           0.21           0.25
   Net realized and unrealized gain (loss) on
     investments(1)                                         1.53           0.66           1.19           2.31          (1.78)
                                                     -------------------------------------------------------------------------
Total from investment operations                            1.80           0.90           1.38           2.52          (1.53)

   Distributions from net investment income                (0.29)         (0.24)         (0.19)         (0.21)         (0.25)
   Distributions from capital gains                        (0.00)(6)      (0.01)         (0.02)         (0.03)         (0.01)
   Distributions in excess of capital gains                    -              -              -              -              -
                                                     -------------------------------------------------------------------------
Total distributions                                        (0.29)         (0.25)         (0.21)         (0.24)         (0.26)
                                                     -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     17.47    $     15.96    $     15.31    $     14.14    $     11.86
==============================================================================================================================
TOTAL RETURN(2)                                            11.40%          5.91%          9.79%         21.41%        (11.29)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    11,166    $     7,546    $     6,361    $     3,818    $     3,081
   Ratio of gross expenses to average net assets            0.69%          0.63%          0.74%          0.73%          0.74%
   Ratio of net expenses to average net assets              0.67%          0.63%          0.68%          0.60%          0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                        1.78%          1.57%          1.38%          1.56%          1.85%
   Ratio of net investment income to average
      net assets                                            1.80%          1.57%          1.43%          1.69%          1.99%
Portfolio turnover rate                                    14.32%          1.95%         12.74%         19.56%         32.07%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    159

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
C CLASS SHARES                                           2006           2005           2004           2003           2002(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     15.91    $     15.27    $     14.13    $     11.86    $     11.84

   Net investment income (loss)(1)                          0.22           0.16           0.14           0.17              -
   Net realized and unrealized gain (loss) on
      investments(1)                                        1.50           0.65           1.15           2.30           0.02
                                                     -------------------------------------------------------------------------
Total from investment operations                            1.72           0.81           1.29           2.47           0.02

   Distributions from net investment income                (0.21)         (0.16)         (0.13)         (0.17)             -
   Distributions from capital gains                        (0.00)(6)      (0.01)         (0.02)         (0.03)             -
   Distributions in excess of capital gains                    -              -              -              -              -
                                                     -------------------------------------------------------------------------
Total distributions                                        (0.21)         (0.17)         (0.15)         (0.20)             -
                                                     -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     17.42    $     15.91    $     15.27    $     14.13    $     11.86
==============================================================================================================================
TOTAL RETURN(2)                                            10.88%          5.32%          9.12%         20.95%             -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    48,233    $    37,020    $    23,072    $     8,012    $         1
   Ratio of gross expenses to average net assets            1.22%          1.20%          1.25%          1.23%          0.00%*
   Ratio of net expenses to average net assets              1.20%          1.20%          1.20%          1.10%          0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                        1.24%          1.03%          0.92%          1.18%          0.00%*
   Ratio of net investment income to average
      net assets                                            1.26%          1.03%          0.97%          1.31%          0.00%*
   Portfolio turnover rate                                 14.32%          1.95%         12.74%         19.56%         32.07%

==============================================================================================================================
A CLASS SHARES                                           2006           2005           2004           2003(4)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $     15.93    $     15.29    $     14.13    $     13.16

   Net investment income (loss)(1)                          0.34           0.26           0.25           0.07
   Net realized and unrealized gain (loss) on
      investments(1)                                        1.48           0.65           1.14           0.99
                                                     -------------------------------------------------------------------------
Total from investment operations                            1.82           0.91           1.39           1.06

   Distributions from net investment income                (0.31)         (0.26)         (0.21)         (0.06)
   Distributions from capital gains                        (0.00)(6)      (0.01)         (0.02)         (0.03)
   Distributions in excess of capital gains                    -              -              -              -
                                                     -------------------------------------------------------------------------
Total distributions                                        (0.31)         (0.27)         (0.23)         (0.09)
                                                     -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     17.44    $     15.93    $     15.29    $     14.13
==============================================================================================================================
TOTAL RETURN(2,5)                                          11.56%          5.97%          9.93%          8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    20,836    $    20,121    $    10,961    $       390
   Ratio of gross expenses to average net assets            0.56%          0.55%          0.60%          0.97%*
   Ratio of net expenses to average net assets              0.55%          0.55%          0.55%          0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                        1.92%          1.70%          1.61%          2.33%*
   Ratio of net investment income to average
      net assets                                            1.93%          1.70%          1.67%          2.85%*
Portfolio turnover rate                                    14.32%          1.95%         12.74%         19.56%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   Less than ($0.005) per share.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
160                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    16.14     $    15.17     $    13.62     $    10.80     $    13.00

   Net investment income (loss)(1)                       0.23           0.20           0.18           0.20           0.19
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.06           0.96           1.55           2.82          (2.20)
                                                   ------------------------------------------------------------------------
Total from investment operations                         2.29           1.16           1.73           3.02          (2.01)

   Distributions from net investment income             (0.22)         (0.19)         (0.18)         (0.20)         (0.19)
   Distributions from capital gains                         -              -              -              -              -
   Distributions in excess of capital gains                 -              -              -              -              -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.22)         (0.19)         (0.18)         (0.20)         (0.19)
                                                   ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.21     $    16.14     $    15.17     $    13.62     $    10.80
===========================================================================================================================
TOTAL RETURN(2)                                         14.30%          7.73%         12.75%         28.22%        (15.50)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   51,586     $   39,186     $   30,623     $   25,041     $   20,095
   Ratio of gross expenses to average net assets         0.22%          0.20%          0.25%          0.22%          0.22%
   Ratio of net expenses to average net assets           0.20%          0.20%          0.20%          0.10%          0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      1.33%          1.30%          1.24%          1.59%          1.48%
   Ratio of net investment income to average
     net assets                                          1.35%          1.30%          1.30%          1.71%          1.60%
Portfolio turnover rate                                 18.90%          1.76%         15.63%         16.85%          9.59%

===========================================================================================================================
INVESTOR CLASS SHARES                                 2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    16.12     $    15.17     $    13.62     $    10.80     $    13.00

   Net investment income (loss)(1)                       0.15           0.13           0.11           0.14           0.13
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.06           0.94           1.55           2.82          (2.20)
                                                   -----------------------------------------------------------------------
Total from investment operations                         2.21           1.07           1.66           2.96          (2.07)

   Distributions from net investment income             (0.14)         (0.12)         (0.11)         (0.14)         (0.13)
   Distributions from capital gains                         -              -              -              -              -
   Distributions in excess of capital gains                 -              -              -              -              -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.14)         (0.12)         (0.11)         (0.14)         (0.13)
                                                   ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.19     $    16.12     $    15.17     $    13.62     $    10.80
===========================================================================================================================
TOTAL RETURN(2)                                         13.77%          7.12%         12.22%         27.59%        (15.91)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   15,282     $   14,422     $    9,746     $    8,049     $    7,080
   Ratio of gross expenses to average net assets         0.69%          0.67%          0.75%          0.72%          0.72%
   Ratio of net expenses to average net assets           0.68%          0.67%          0.69%          0.60%          0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      0.82%          0.82%          0.75%          1.09%          0.99%
   Ratio of net investment income to average
     net assets                                          0.83%          0.82%          0.81%          1.21%          1.10%
Portfolio turnover rate                                 18.90%          1.76%         15.63%         16.85%          9.59%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    161

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2006          2005           2004           2003          2002(3)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    16.07     $    15.12     $    13.59     $    10.80     $    10.77

   Net investment income (loss)(1)                       0.06           0.05           0.06           0.13              -
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.05           0.95           1.52           2.77           0.03
                                                   ------------------------------------------------------------------------
Total from investment operations                         2.11           1.00           1.58           2.90           0.03

   Distributions from net investment income             (0.06)         (0.05)         (0.05)         (0.11)             -
   Distributions from capital gains                         -              -              -              -              -
   Distributions in excess of capital gains                 -              -              -              -              -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.06)         (0.05)         (0.05)         (0.11)             -
                                                   ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.12     $    16.07     $    15.12     $    13.59     $    10.80
===========================================================================================================================
TOTAL RETURN(2)                                         13.15%          6.64%         11.67%         27.04%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   38,013     $   26,399     $   15,330     $    5,095     $        1
   Ratio of gross expenses to average net assets         1.22%          1.19%          1.25%          1.22%          0.00%*
   Ratio of net expenses to average net assets           1.20%          1.19%          1.20%          1.10%          0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      0.34%          0.31%          0.34%          0.97%          0.00%*
   Ratio of net investment income to average
     net assets                                          0.36%          0.31%          0.39%          1.09%          0.00%*
Portfolio turnover rate                                 18.90%          1.76%         15.63%         16.85%          9.59%

===========================================================================================================================
A CLASS SHARES                                         2006          2005           2004           2003(4)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    16.13     $    15.17     $    13.62     $    12.35
   Net investment income (loss)(1)                       0.16           0.15           0.15           0.05
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.06           0.95           1.53           1.27
                                                   ------------------------------------------------------------------------
Total from investment operations                         2.22           1.10           1.68           1.32

   Distributions from net investment income             (0.16)         (0.14)         (0.13)         (0.05)
   Distributions from capital gains                         -              -              -               -
   Distributions in excess of capital gains                 -              -              -               -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.16)         (0.14)         (0.13)         (0.05)
                                                   ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.19     $    16.13     $    15.17     $    13.62
===========================================================================================================================
TOTAL RETURN(2,5)                                       13.85%          7.32%         12.43%         10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   21,064     $   20,159     $   11,388     $    2,136
   Ratio of gross expenses to average net assets         0.57%          0.55%          0.60%          0.94%*
   Ratio of net expenses to average net assets           0.55%          0.55%          0.55%          0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      0.97%          0.96%          0.98%          1.41%*
   Ratio of net investment income to average
     net assets                                          0.99%          0.96%          1.04%          1.90%*
Portfolio turnover rate                                 18.90%          1.76%         15.63%         16.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
162                     ANNUAL REPORT ~ DECEMBER 31, 2006

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2006          2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    16.27     $    14.97     $    13.08     $    10.04     $   12.58

   Net investment income (loss)(1)                       0.09           0.06           0.05           0.05          0.03
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.50           1.26           1.86           3.03         (2.55)
                                                   -----------------------------------------------------------------------
Total from investment operations                         2.59           1.32           1.91           3.08         (2.52)

   Distributions from net investment income             (0.05)         (0.02)         (0.02)         (0.04)        (0.01)
   Distributions from capital gains                         -              -              -              -         (0.01)
   Distributions in excess of capital gains                 -              -              -              -             -
                                                   -----------------------------------------------------------------------
Total distributions                                     (0.05)         (0.02)         (0.02)         (0.04)        (0.02)
                                                   -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.81     $    16.27     $    14.97     $    13.08     $   10.04
==========================================================================================================================
TOTAL RETURN(2)                                         15.95%          8.86%         14.60%         30.74%       (20.02)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   37,716     $   21,970     $   15,590     $   11,580     $   8,120
   Ratio of gross expenses to average net assets         0.26%          0.24%          0.30%          0.25%         0.23%
   Ratio of net expenses to average net assets           0.20%          0.20%          0.20%          0.10%         0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      0.48%          0.35%          0.27%          0.29%         0.16%
   Ratio of net investment income to average
     net assets                                          0.54%          0.39%          0.37%          0.44%         0.29%
Portfolio turnover rate                                 10.73%          2.01%          3.61%          7.27%         8.11%

==========================================================================================================================
INVESTOR CLASS SHARES                                  2006          2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    15.98     $    14.76     $    12.94     $     9.95     $   12.51

   Net investment income (loss)(1)                      (0.01)         (0.02)         (0.02)         (0.01)        (0.02)
   Net realized and unrealized gain (loss)
     on investments(1)                                   2.47           1.25           1.84           3.00         (2.53)
                                                   -----------------------------------------------------------------------
Total from investment operations                         2.46           1.23           1.82           2.99         (2.55)

   Distributions from net investment income             (0.02)         (0.01)          0.00(6)           -             -
   Distributions from capital gains                         -              -              -              -         (0.01)
   Distributions in excess of capital gains                 -              -              -              -             -
                                                   -----------------------------------------------------------------------
Total distributions                                     (0.02)         (0.01)          0.00(6)           -         (0.01)
                                                   -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    18.42     $    15.98     $    14.76     $    12.94     $    9.95
==========================================================================================================================
TOTAL RETURN(2)                                         15.39%          8.31%         14.01%         30.15%       (20.41)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   11,518     $   12,353     $    9,782     $    8,059     $   6,504
   Ratio of gross expenses to average net assets         0.73%          0.74%          0.80%          0.75%         0.73%
   Ratio of net expenses to average net assets           0.69%          0.70%          0.70%          0.60%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                     (0.09)%        (0.14)%        (0.24)%        (0.22)%       (0.34)%
   Ratio of net investment income (loss) to
     average net assets                                 (0.05)%        (0.11)%        (0.14)%        (0.07)%       (0.21)%
Portfolio turnover rate                                 10.73%          2.01%          3.61%          7.27%         8.11%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    163

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                       2006          2005           2004          2003           2002(3)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   15.89     $   14.74     $   13.00     $   10.04       $   10.01

   Net investment income (loss)(1)                     (0.08)        (0.09)        (0.07)        (0.04)              -
   Net realized and unrealized gain (loss)
     on investments(1)                                  2.43          1.24          1.81          3.00            0.03
                                                   ---------------------------------------------------------------------
Total from investment operations                        2.35          1.15          1.74          2.96            0.03

   Distributions from net investment income                -             -             -             -               -
   Distributions from capital gains                        -             -             -             -               -
   Distributions in excess of capital gains                -             -             -             -               -
                                                   ---------------------------------------------------------------------
Total distributions                                        -             -             -             -               -
                                                   ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   18.24     $   15.89     $   14.74     $   13.00       $   10.04
========================================================================================================================
TOTAL RETURN(2)                                        14.79%         7.80%        13.38%        29.48%           0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   7,966     $   5,399     $   3,474     $     483       $       1
   Ratio of gross expenses to average net assets        1.25%         1.24%         1.30%         1.26%           0.00%*
   Ratio of net expenses to average net assets          1.20%         1.20%         1.20%         1.10%           0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                    (0.55)%       (0.64)%       (0.61)%       (0.52)%          0.00%*
   Ratio of net investment income (loss) to
     average net assets                                (0.50)%       (0.61)%       (0.50)%       (0.37)%          0.00%*
Portfolio turnover rate                                10.73%         2.01%         3.61%         7.27%           8.11%
========================================================================================================================
A CLASS SHARES                                        2006          2005          2004        2003(4)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $   16.17     $   14.92     $   13.07     $   11.66

   Net investment income (loss)(1)                      0.03          0.01          0.03          0.02
   Net realized and unrealized gain (loss)
     on investments(1)                                  2.49          1.25          1.83          1.40
                                                   ---------------------------------------------------------------------
Total from investment operations                        2.52          1.26          1.86          1.42

   Distributions from net investment income            (0.03)        (0.01)        (0.01)        (0.01)
   Distributions from capital gains                        -             -             -             -
   Distributions in excess of capital gains                -             -             -             -
                                                   ---------------------------------------------------------------------
Total distributions                                    (0.03)        (0.01)        (0.01)        (0.01)
                                                   ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   18.66     $   16.17     $   14.92     $   13.07
========================================================================================================================
TOTAL RETURN(2,5)                                      15.56%         8.46%        14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   9,032     $   5,589     $   2,375     $     191
   Ratio of gross expenses to average net assets        0.61%         0.59%         0.65%         1.06%*
   Ratio of net expenses to average net assets          0.55%         0.55%         0.55%         0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                     0.12%         0.03%         0.13%         0.71%*
   Ratio of net investment income to average
     net assets                                         0.18%         0.06%         0.23%         1.32%*
Portfolio turnover rate                                10.73%         2.01%         3.61%         7.27%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   Less than ($0.005) per share
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
164                     ANNUAL REPORT ~ DECEMBER 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Accessor Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (the "Funds") comprising the Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration U.S. Government Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor
Growth & Income Allocation Fund, Accessor Growth Allocation Fund and Accessor Aggressive Growth Allocation Fund, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Accessor Funds, Inc. as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 26, 2007

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

At an in-person meeting held on December 20, 2006, the Board of Directors of the Accessor Funds, Inc. ("Accessor Funds"), including the Directors who are not "interested persons" of the Funds (the "Independent Directors"), considered and approved the continuance of:

      o the Amended and Restated Management Agreement between Accessor Funds, on behalf of each of the Growth Fund, the Value Fund, the Small to Mid Cap Fund, the International Equity Fund, the High Yield Bond Fund, the Intermediate Fixed-Income Fund, the Short-Intermediate Fixed-Income Fund, the Mortgage Securities Fund, the U.S. Government Money Fund and the Limited Duration U.S. Government Fund (each, an "Underlying Fund"), and Accessor Capital Management LP ("ACM");

      o the Management Agreement between Accessor Funds, on behalf of the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund (each, an "Allocation Fund"), and ACM; and

      o the Money Manager Agreement for each of the Growth Fund, the Value Fund, the Small to Mid Cap Fund, the High Yield Bond Fund, the Intermediate Fixed-Income Fund, the Short-Intermediate Fixed-Income Fund, the Mortgage Securities Fund, and the Limited Duration U.S. Government Fund, between such Underlying Fund, ACM and the subadviser to such Underlying Fund.

In addition, an in-person meeting held on August 25, 2006, the Board of Directors of Accessor Funds, including the Independent Directors, considered and approved a new Money Manager Agreement for the Mortgage Securities Fund with BlackRock Financial Management, Inc. ("BlackRock"). Each of the Underlying Funds and the Allocation Funds is referred to in this section as a "Fund". Each subadviser to an Underlying Fund is referred to in this section as a "Money Manager".

In advance of the meetings, the Board, including all of the Independent Directors, received, among other things: (a) a report from ACM that described, among other things, the services provided to the Funds by ACM, the fees received by ACM from the Funds for management, transfer agency and administrative services provided by ACM and ACM's financial condition, (b) a report from each Money Manager that described, among other things, (i) its investment process,
(ii) its research and trading capabilities, (iii) the services provided or to be provided to the applicable Underlying Fund and the personnel who provide or would be providing those services, (iv) its compliance resources and culture,
(v) any pending litigation and governmental inquiries, and (vi) financial information, (c) a report comparing each Fund's performance statistics with its benchmark index over different time periods, (d) reports prepared by eVestment Alliance, LLC regarding, among other things, each Money Manager's assets under management, the performance of those managed assets, fees charged to other accounts and the Money Manager's investment strategy and approach, (e) a report showing each Fund's Morningstar rating, if applicable, and the change in such rating from December 31, 2005, and (f) a report comparing the net expense ratio of each Fund with the net expense ratios of its peer group. The Independent Directors also received a memorandum from counsel outlining legal standards and certain other considerations relevant to the Directors' deliberations. In addition, at each regularly scheduled Board meeting, the Board of Directors receives and reviews, among other things, information concerning each Fund's performance and related services provided by ACM and the Money Managers.

After receiving the information and presentations during the meetings, the Independent Directors discussed with their counsel the Management and Money Manager Agreements. The Directors then unanimously approved the Money Manager Agreement with BlackRock and the continuance of the Management and other Money Manager Agreements. The approvals were based on the following conclusions:

      o that ACM and each Money Manager has the capabilities, resources and personnel necessary to provide the advisory and subadvisory services currently provided to each Fund; and

      o that the advisory and subadvisory fees paid or be paid by each Fund represent reasonable compensation to ACM and each Money Manager in light of the services provided or to be provided, the costs of providing those services, the fees paid by similar funds, and such other factors as the Directors considered relevant in the exercise of their reasonable judgment.

--------------------------------------------------------------------------------
166

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

In approving the Management and Money Manager Agreements, the Directors considered a number of factors as outlined below. The Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. The Directors evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. Throughout their deliberations, the Independent Directors were represented by counsel.

o     NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

ACM. In considering the nature, extent and quality of the services provided by ACM under the Management Agreements, the Board of Directors considered the terms of the Management Agreements and reviewed information provided by ACM relating to its operations and personnel. The Board considered that, pursuant to the Management Agreements, ACM was responsible for the management and administration of the Funds' operations and that it did so, with respect to each of the Underlying Funds other than the U.S. Government Money Fund, by engaging and overseeing the activities of a Money Manager. The Board also considered that ACM recommended and monitored the Money Managers of the Underlying Funds, suggested changes in Money Managers under certain circumstances, and assisted the Board in structuring and negotiating fees and other terms of the Money Management Agreements. The Board noted that ACM's process of monitoring the Money Managers included: (a) regular telephonic meetings to discuss any matters of concern, including portfolio management process and/or performance, (b) monthly compliance checklist and reviews, and (c) quarterly investment reviews. The Board noted in particular the steps that ACM had taken to address performance issues concerning the International Equity Fund and its process for selecting a new Money Manager for the Fund to recommend to the Board. In addition, the Board considered that ACM was responsible for the day-to-day management of the U.S Government Money Fund and determined how to allocate the assets of each Allocation Fund among the Underlying Funds.

The Board considered ACM's resources and personnel, focusing in particular on investment and compliance resources and personnel. The Board noted ACM's compliance program and the steps taken and proposed to be taken to implement the recommendations of the compliance consultant. The Board also considered ACM's oversight of the Money Managers' compliance capabilities. The Board took into account its familiarity with ACM's management through Board meetings, discussions, and reports during the preceding year and noted the expectations of shareholders who had invested in the Accessor Funds.

The Board also considered that, in addition to the investment advisory services, ACM provides some administrative services, transfer agent services, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board considered that except for the transfer agent fees, ACM receives no additional compensation for these services.

The Board reviewed ACM's financial condition and noted that ACM had the financial wherewithal to continue to provide the same scope and quality of services under the Management Agreements. The Board determined that ACM's selection and monitoring of Money Managers and its management of each of the Allocation Funds and the U.S. Government Money Market Fund had been satisfactory. The Board concluded that they were satisfied with the nature, quality and extent of services provided by ACM under the Management Agreements.

MONEY MANAGERS. The Board also considered information provided to them regarding the services provided by each Money Manager to the applicable Underlying Fund, including information presented at the regularly scheduled Board meetings. The Board was provided with information from each Money Manager that included a description of the applicable Underlying Fund's investment objective and policies and the Money Manager's investment approach and strategies. The Board noted each Money Manager's level of knowledge and investment style. Further, the Board reviewed the experience and credentials of the investment personnel at each Money Manager who are responsible for managing the investments of the respective Underlying Fund and also each Money Manager's resources. The Board also considered each Money Manager's compliance program and history. In light of the extensive monitoring of the Money Managers by ACM and that negotiations between ACM and each Money Manager were on an arms'-length basis, the Directors placed considerable value on ACM's views regarding the Money Managers. Taking all of the foregoing into account, the Board concluded that it was satisfied with the nature, extent and quality of services provided to each Underlying Fund by its Money Manager.

--------------------------------------------------------------------------------
                                                                             167

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

o     INVESTMENT PERFORMANCE/FEES AND OTHER EXPENSES

The Board received and considered relative performance and expense information for each of the Funds. The information provided to the Board included performance compared to one or more securities indices or benchmarks. The Board also reviewed information comparing the performance of each Underlying Fund with accounts managed in a similar manner by the applicable Money Manager. In addition, the Board receives and reviews detailed comparative performance information for each Fund in conjunction with each regular Board meeting during the year.

The Board also reviewed the advisory and subadvisory fees paid by each Fund to ACM and its Money Manager, as applicable, in light of the services provided to that Fund by ACM and that Money Manager. The Board also considered the transfer agency fees paid by each Fund to ACM and the administrative services fees paid by the U.S. Government Money Market Fund to ACM. The Board noted that the Underlying Funds, and not ACM, pay the Money Managers. The Board considered each Fund's net expense ratio (for each class separately) and compared such net expense ratios to the Fund's peer group. The Board noted that because of the constant issuance and redemption of Fund shares, the Underlying Funds may be more difficult to manage than separate accounts.

Based on their review, as summarized below, the Board concluded that with the exception of the Money Manager for the Value Fund each Fund's relative investment performance over time had been sufficient and that the advisory and subadvisory fees and net expense ratios were acceptable for each Fund, in light of the other factors considered, to merit approval of the Management Agreement and Money Management Agreement, as applicable, for that Fund. The Board noted that ACM was closely monitoring the Money Manager of the Value Fund and had begun a search for a possible replacement.

ALLOCATION FUNDS. The Board reviewed information showing the performance of each of the Allocation Funds compared to the performance of various benchmarks year to date and for the one month, three months, six months and one year ended December 8, 2006. The Board also reviewed the three year annualized return for each Allocation Fund as of December 8, 2006. The Board also reviewed a summary of each Allocation Fund's performance provided by Accessor Capital.

The Board considered that the longer term performance of each class of shares of each of the Aggressive Growth Allocation Fund, the Growth Allocation Fund, the Growth & Income Allocation Fund, the Balanced Allocation Fund, and the Income & Growth Allocation Fund had outperformed or performed in line with such Fund's benchmark index. The Board also considered that each class of the Income Allocation Fund had lagged the performance of such Fund's benchmark index for all periods and considered the more active approach taken recently by Accessor Capital in managing the Fund, as well as the resources added to Accessor Capital's investment team. The Board noted that each of the Allocation Funds had received a four star rating from Morningstar as of September 30, 2006, with the exception of the Balanced Allocation Fund, which had received a three star rating as of that date. The Board noted the relatively good performance with relatively low risk for each Allocation Fund, particularly over the longer time periods.

The Board considered that the low ranking of the total expense ratio for the Advisor class of shares of each Allocation Fund when compared to the total expense ratios of the other funds in the relevant Morningstar categories.

UNDERLYING FUNDS. The Board reviewed information showing the performance of each of the Underlying Funds (other than the Limited Duration and U.S. Government Money Funds) compared to the performance of various benchmarks year to date and for the one month, three months, six months and one year ended December 8, 2006. The Board also reviewed the three year annualized return and, where applicable, the five year annualized return, for each of those Underlying Funds as of December 8, 2006. The Board also reviewed a summary of each Underlying Fund's performance provided by Accessor Capital. The Board concluded the following with respect to the performance of each Underlying Fund:

      (a) as to the GROWTH FUND, longer term performance compared favorably to the Fund's benchmark;

      (b) as to the VALUE FUND, Accessor Capital is taking steps to address the Fund's underperformance relative to its benchmark;

--------------------------------------------------------------------------------
168

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      (c) as to the SMALL TO MID CAP FUND, longer term performance compared more favorably to the Fund's benchmark and shorter term performance was reasonable compared to the benchmark;

      (d) as to the HIGH YIELD FUND, longer term performance compared more favorably with the Fund's benchmark;

      (e) as to the Intermediated FIXED-INCOME FUND, longer term performance compared favorably to the Fund's benchmark;

      (f)   as  to  the   SHORT-INTERMEDIATE   FIXED-INCOME  FUND,  longer  term
            performance compared favorably to the Fund's benchmark;

      (g)   as  to  the  LIMITED  DURATION  FUND,   performance  was  acceptable
            performance among short-duration bond funds; and

      (h) as to the U.S. GOVERNMENT MONEY FUND, performance was acceptable compared to the funds in the category.

It was noted that the Board continued to focus on three and five year performance and that, in considering the services provided by the Money Managers, the Board had taken into account that Accessor Capital was continuing to recommend the retention of the current Money Managers (with possible recommendation to replace Wellington Management in the near future).

LIMITED DURATION U.S. GOVERNMENT FUND. The Board considered information received by it that showed that the Fund had performed better than its benchmark index for the one year period ended September 30, 2006. The Board noted that Pennant Management Inc. had only been the Money Manager of the Fund since July 6, 2004 and that the Fund was not currently ranked by Lipper or Morningstar. The Board considered that ACM was now providing data regarding the Fund on the Accessor Funds website. The Board requested further information from ACM regarding the Fund that was provided to it after the meeting that supported the Board's conclusion that the Fund's relative investment performance over time had been sufficient and that the advisory fees and net expense ratio were acceptable for the Fund, in light of the other factors considered, to merit approval of the Management Agreement for the Fund.

U.S. GOVERNMENT MONEY FUND. The Board considered information presented to it regarding the Fund's 7-Day Effective Yield, and its ranking among peer funds. The Board also considered that its total expense ratio was less than 0.50%. The Board requested further information from ACM regarding the Fund that was provided to it after the meeting that supported the Board's conclusion that the Fund's relative investment performance over time had been sufficient and that the advisory fees and net expense ratio were acceptable for the Fund, in light of the other factors considered, to merit approval of the Management Agreement for the Fund.

o     COSTS OF SERVICES PROVIDED AND PROFITABILITY

ACM. The Board discussed with ACM the costs of the services provided to the Funds by ACM and reviewed ACM's financial information. It was noted that ACM did not provide specific information as to the profitability to it of its relationship with each Fund and it was agreed that ACM would provide such information in the future. It was noted, however, that ACM should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as manager. The Board also noted that ACM's overall profit, based on information provided to the Board, was reasonable.

MONEY MANAGERS. The Board also considered each Money Manager's costs of providing services under the applicable Money Manager Agreement. Although each Money Manager provided the Board with its financial statements, it was noted that no Money Manager had provided information as to the profitability to it of its relationship with the applicable Underlying Fund. The Board noted, however, that the fees charged by each Money Manager were the result of arms'-length negotiations.

--------------------------------------------------------------------------------
                                                                             169

================================================================================
      BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

o     OTHER BENEFITS

ACM. The Board considered that ACM provides transfer agency services to the Funds for which it receives compensation and provides administrative services to the U.S. Government Money Market Fund. The Board also considered other direct and indirect benefits to ACM from its relationship with the Funds. The Board concluded that such direct and indirect benefits received by ACM from its relationship with the Funds were reasonable.

MONEY MANAGERS. The Board also considered that certain Money Managers may benefit from soft dollar arrangements whereby they receive brokerage and research services from brokers that execute the Funds' purchases and sales of investment securities. It was noted that the Board received information during the year regarding each Money Manager's trading practices and soft dollar arrangements, and that each Money Manager had represented that it fulfills its obligations of seeking best execution when engaging in portfolio transactions for the applicable Underlying Fund. The Board concluded that such benefits, to the extent received by a particular Money Manager, were reasonable.

o     ECONOMIES OF SCALE

ACM. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that ACM may experience as a result of growth in the Funds' assets. The Board noted that the advisory fee schedules applicable to the Funds under the Management Agreements do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board determined that the current fee structure was acceptable given the fee levels under the Management Agreements, the expense limitations that ACM has in place with respect to each of the Allocation Funds, the growth of Fund assets during the past year, and the other factors considered.

MONEY MANAGERS. The Board also discussed whether economies of scale would be realized by the Money Managers as the assets of the Underlying Funds increased and the extent to which those economies of scale were reflected in the fee schedule of each Money Management Agreement. The Board noted the breakpoints in the fee schedules of the Money Management Agreements for the Limited Duration Fund that would allow the Fund to share in economies of scale experienced by the Money Managers of that Fund. The Board noted that the fee schedules under the Money Management Agreements for the International Equity Fund and Mortgage Securities Fund include breakpoints and that the Money Manager Agreements for the other Underlying Funds did not include breakpoints that reduce the fee rate on assets above specified levels. The Board concluded that, in those instances, the Funds benefited from lower expense ratios and that the current fee structures were acceptable.

--------------------------------------------------------------------------------
170

================================================================================
THE BOARD OF DIRECTORS AND OFFICERS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                  NUMBER OF
                                   TERM OF                                                       PORTFOLIOS
                                   OFFICE                                                          IN FUND
NAME, AGE, ADDRESS,             AND LENGTH                                                         COMPLEX     OTHER
AND POSITION HELD WITH               OF        PRINCIPAL OCCUPATIONS DURING PAST                 OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE      FIVE YEARS                                          DIRECTOR    HELD
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS                                                                             16            None
J. Anthony Whatley, III(1,2)   Since 1991.     Director and President, Accessor Capital
Age 63                                         Corporation, since August 2000; Executive
1420 Fifth Avenue                              Director, Accessor Capital Management LP since
Seattle, WA 98101                              April 1991.
Director, President &
Principal Executive Officer
since 2006 Treasurer,
Principal Financial and
Accounting Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III          Director        Director, Vice President, Martinson, Cobean &     16            Director, Action
Age 68                         since 1991.     Associates, P.S. (certified public accountants)                 Auto Glass of
1607 S. 341st Place                            since 1973.                                                     Tacoma, Inc.
Federal Way, WA 98003                                                                                          Director, Tigre
Director                                                                                                       Tierra
                                                                                                               Manufacturing Co.

Geoffrey C. Cross              Director        President, Geoffrey C. Cross P.S., Inc.           16            None
Age 67                         since 1993.     (general practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Daniel Yeung, CFA              Officer since   Senior Investment Analyst, Accessor Capital
Age 33                         2007.           Management, since December 2006; Investment
1420 Fifth Avenue                              Consultant, Morningstar Associates LLC from
Seattle, WA 98101                              December 2002 to December 2006; Research
Senior Vice President                          Analyst, Morningstar, Inc. from June 1997
                                               through December 2002; CFA Charterholder since
                                               2000.

Linda V. Whatley(2)            Officer since   Vice President, Accessor Capital Management LP
Age 48                         1991.           since April 1991.
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper               Officer since   Director and Treasurer, Accessor Capital
Age 62                         1995.           Corporation, since August 2000; Director of
1420 Fifth Avenue                              Sales and Client Service, Accessor Capital
Seattle, WA 98101                              Management LP since October 1993.
Senior Vice President

Christine J. Stansbery         Officer since   Vice President, Accessor Capital Corporation,
Age 54                         1995.           since April 2001; Chief Compliance Officer,
1420 Fifth Avenue                              Accessor Capital Management since October 2004.
Seattle, WA 98101                              Assistant Vice President-Compliance, Accessor
Secretary & Senior Vice                        Capital Management LP, since January 1997.
President & Chief
Compliance Officer

--------------------------------------------------------------------------------
                                                                             171

================================================================================
THE BOARD OF DIRECTORS AND OFFICERS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                  TERM OF                                                        PORTFOLIOS
                                   OFFICE                                                          IN FUND
NAME, AGE, ADDRESS,             AND LENGTH                                                         COMPLEX     OTHER
AND POSITION HELD WITH              OF         PRINCIPAL OCCUPATIONS DURING PAST                 OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE      FIVE YEARS                                          DIRECTOR    HELD
--------------------------------------------------------------------------------------------------------------------------------
Darin K. Dubendorf             Officer since   Regional Director, Accessor Capital Management
Age 40                         2002.           LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

Deborah Jean Bryan             Officer since   Director of Operations and Information
Age 39                         2003.           Technology since June 2003, Director of
1420 Fifth Avenue                              Operations since November 1998, Accessor
Seattle, WA 98101                              Capital Management since July 1997.
Vice President

Justin Hudson Roberge          Officer since   Investment Analyst, Accessor Capital
Age 30                         2004.           Management, since December 2006; Jr. Investment
1420 Fifth Avenue                              Analyst, Accessor CapitalManagement, since June
Seattle, WA 98101                              2004; Operations Associate, Accessor Capital
Assistant Treasurer                            Management, since April 2002; Registered
                                               Representative, Diversified Financial Concepts,
                                               since September 2001; Operations Associate,
                                               Harris Investor Line, since March 2000.

--------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2)   J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

================================================================================
172

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

o     HOW TO OBTAIN A COPY OF PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-759-3504 and on the SEC's website at http://www.sec.gov.

o HOW TO OBTAIN A COPY OF PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge, upon request, by calling 1-800-759-3504. You can also obtain the Accessor Funds' proxy voting records on the SEC's website at http://www.sec.gov.

o     QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at http://www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' Forms N-Q is also available by calling (800) 759-3504.

--------------------------------------------------------------------------------
                                                                             173

THIS PAGE LEFT INTENTIONALLY BLANK.

THIS PAGE LEFT INTENTIONALLY BLANK.

THIS PAGE LEFT INTENTIONALLY BLANK.

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS
George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer, Treasurer and Principal Financial and Accounting Officer
Robert J. Harper, Senior Vice President
Justin Roberge, Assistant Treasurer and Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance Officer
Linda V. Whatley, Senior Vice President
Daniel Yeung, Senior Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN
The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

DISTRIBUTOR                            EFFECTIVE MARCH 1, 2007 DISTRIBUTOR
ALPS Distributors, Inc.                SEI Investments Distribution Co.
1625 Broadway, Suite 2200              One Freedom Valley Drive
Denver, Colorado 80202                 Oaks, Pennsylvania 19456

TRANSFER AGENT
Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

   EFFECTIVE MARCH 1, 2007, ACCESSOR FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS
                                DISTRIBUTION CO.

            ACCESSOR FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

    AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
      ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE, WA
                            98111, WWW.ACCESSOR.COM.

      PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

 This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                WWW.ACCESSOR.COM

--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.
P.O. Box 1748
SEATTLE, WA 98111-1748

                      VISIT OUR WEBSITE AT WWW.ACCESSOR.COM
--------------------------------------------------------------------------------

Item 2. Code of Ethics

Registrant has adopted a code of ethics that applies to Registrant's principal executive officer and principal financial and accounting officer.

There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report. The Code of Ethics is incorporated herein by reference to Exhibit 11(a) on Form N-CSR on March 10, 2004 (Accession No. 0000897101-04-000475) and is available at www.accessor.com.

Item 3. Audit Committee Financial Expert

a.(1) The Board of Directors has determined that at least one audit committee financial expert is serving on the audit committee of Registrant.

  (2) George Cobean III, an independent director, meets the requirements to serve as the audit committee financial expert, as defined in Item 3 of Form N-CSR, and has agreed to serve.

  (3)  N/A

Item 4. Principal Accountant Fees and Services

       Fees                     2006        2005      Explanation
       ----                     ----        ----      -----------
a.     Audit Fees:            $289,600    $277,600
b.     Audit-Related Fees:    $ 41,600    $ 40,000    - Semi-Annual SAS 100 Review
                              $ 62,400    $ 60,000    - NQ SAS 100 Review
c.     Tax Fees:              $ 38,800    $ 48,160    - Preparation of Tax Returns and Fiscal Excise Tax
                                                          Distribution Schedules; review estimated capital
                                                          gains or losses
d.     All Other Fees:        $      0    $ 20,000    - Evaluation  of fund accounting software conversion

e.(1) The Funds audit committee has established policies and procedures for the pre-approval of the Funds Auditors engagement for non-audit services to the Funds. Pre-approvals consistent with this policy are considered on an annual basis and consideration is given as to whether such services will not impair the auditor's independence.

e.(2)  100% services were approved by Registrant.

f.     N/A

g.     Non-Audit fees: 2006 $160,600
                       2005 $165,410

h. The Registrant's audit committee has considered that the provision of non-audited related services that were rendered is compatiable with maintaining the auditor's independence.

Item 5. Audit Committee of Listed Registrants.

N/A.

Item 6.  Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedrues by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no change in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The certifications for each of the principal executive and principal financial officers of the registrant required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:    /s/ J. Anthony Whatley III
       --------------------------------
       J. Anthony Whatley III President

Date:  March 9, 2007

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ J. Anthony Whatley III
       --------------------------------
       J. Anthony Whatley III President

Date:  March 9, 2007

By:    /s/ J. Anthony Whatley III
       --------------------------------
       J. Anthony Whatley III
       Treasurer

Date:  March 9, 2007